AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011
                                                      REGISTRATION NO. 033-74092
                                                               AND NO. 811-08288

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 22 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 22 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2011 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                       If appropriate check the following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National                         The Achievement & The Educator


                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT E


                                                          MAY 1, 2011 PROSPECTUS

                        The Achievement and The Educator
          Individual & Group Flexible Premium Variable Deferred Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

   The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

   The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   The Contracts:
   o  are not bank deposits
   o  are not federally insured
   o  are not endorsed by any bank or government agency
   o  are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents                                                          Page

Definitions of Special Terms..................................................4
Highlights ...................................................................5
Fee Table ....................................................................6
Examples of Fees and Expenses.................................................7
Condensed Financial Information ..............................................7
The Company ..................................................................8
     The Achievement and The Educator Variable Annuity Contracts .............8
     Free Look ...............................................................8
     Ownership ...............................................................8
     Change of Ownership .....................................................8
     Non-Qualified Contracts .................................................8
     Qualified Contracts .....................................................9
     Requesting Transactions or Obtaining Information About your Contract ....9
     Options When You Terminate Your Participation In The Plan ...............9
Purchase .....................................................................10
     Purchase Payments .......................................................10
     Allocation of Purchase Payments .........................................10
Investment Options ...........................................................10
     Investment Portfolios ...................................................10
     Administrative, Marketing and Support Services Fees......................11
     The Fixed Account .......................................................11
     The General Account .....................................................11
     Voting Rights ...........................................................11
     Substitution ............................................................11
     Transfers ...............................................................11
     Excessive Trading Limits ................................................12
     Dollar Cost Averaging Program ...........................................13
     Rebalancing Program .....................................................13
     Advisory Fee Withdrawals ................................................13
     Interest Sweep Program ..................................................13
Expenses .....................................................................13
     Insurance Charges .......................................................14
     Annual Administrative Fee ...............................................14
     Withdrawal Charge .......................................................14
     Waiver of Withdrawal Charge .............................................14
     Reduction or Elimination of the Withdrawal Charge .......................15
     Investment Portfolio Expenses ...........................................15
     Premium Taxes ...........................................................15
     Income Taxes ............................................................15
Contract Value ...............................................................15
     Accumulation Units ......................................................15
     Access to your Money ....................................................16
     Suspension of Payments or Transfers .....................................16
     Restrictions Under Optional Retirement Programs .........................16
     Restrictions Under Section 403(b) Plans .................................16
     Systematic Withdrawal Program ...........................................17
     Loans ...................................................................17

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Death Benefit ................................................................17
     Death Benefit During the Accumulation Period ............................17
     Death Benefit Amount During the Accumulation Period .....................17
     Payment of the Death Benefit During the Accumulation Period .............17
     Death Benefit During the Annuity Period .................................18
Annuity Payments (The Annuity Period) ........................................18
     Annuity Payment Amount ..................................................18
     Annuity Options .........................................................18
Taxes ........................................................................19
     Annuity Contracts in General ............................................19
     Tax Status of the Contracts .............................................19
     Taxation of Non-Qualified Contracts .....................................20
     Taxation of Qualified Contracts .........................................21
     Possible Tax Law Changes ................................................22
Other Information ............................................................22
     Legal Proceedings .......................................................22
     The Variable Account ....................................................22
     Distributor .............................................................22
     Financial Statements ....................................................22
     Independent Registered Public Accounting Firm ...........................23
Appendix A--More Information About the Investment Portfolios .................24
Appendix B--Condensed Financial Information ..................................29
Appendix C--Deductions for Taxes - Qualified and Nonqualified Annuity
Contracts ....................................................................49
Privacy Policy................................................................50
Table of Contents of the Statement of Additional Information .................51

Definitions of Special Terms

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. In your Contract, the Annuity Date is referred to as the Maturity Date.

   ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

   CODE: Internal Revenue Code of 1986, as amended.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

   INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

   SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

   VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

   VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

   WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

   The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

   RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

   DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

   LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

   ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK: If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

   TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website
(www.jeffnat.com) or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

Fee Table

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)                  9%
Transfer Fee.............................................................   None

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Administrative Fee(2)........................   $30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees.....................           1.25%
Administrative Charge...............................           0.15%
Total Annual Expenses of the Variable Account.......           1.40%

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                    Minimum           Maximum

Total Investment Portfolio Operating Expenses      Gross: 0.27%     Gross: 5.31%
(expenses that are deducted from Investment         Net: 0.27%       Net: 3.38%
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees,
and other expenses)(3).........................

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from                                   Contingent Deferred
Receipt of Purchase Payment                                 Sales Charge Percent
--------------------------------------------------------------------------------
0-1................................................                  9%
2..................................................                  9%
3..................................................                  8%
4..................................................                  7%
5..................................................                  5%
6..................................................                  3%
7 and more.........................................                  0%
--------------------------------------------------------------------------------

Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years. Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").
(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.
(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2012. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment         1 year     3 years     5 years     10 years
Portfolio Operating Expenses....   $1318.07    $2618.04   $3680.35     $6328.18

Assuming Minimum Investment         1 year     3 years     5 years     10 years
Portfolio Operating Expenses....   $1004.27    $1321.59   $1488.48     $2261.51

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment         1 year     3 years     5 years    10 years
Portfolio Operating Expenses...    $1318.07    $2618.04   $3226.41    $6328.18

Assuming Minimum Investment         1 year     3 years     5 years    10 years
Portfolio Operating Expenses...    $1004.27    $1321.59   $1046.53    $2261.51

(3) If you do not surrender your Contract:

Assuming Maximum Investment         1 year     3 years     5 years    10 years
Portfolio Operating Expenses...     $508.00    $1894.80   $3226.41    $6328.18

Assuming Minimum Investment          1 year    3 years     5 years    10 years
Portfolio Operating Expenses...     $197.00    $609.09    $1046.53    $2261.51

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

   Jefferson National Life Insurance was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

   This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

   The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

   The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

   In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. We will return your Purchase Payment.

Ownership

   OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

   The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

   BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

   In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

   In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

   MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

   A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

   No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

  We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

   Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts
Only)

   If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

   (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically apply, unless you file a written election of another option.

   (b) apply your Contract Value to provide Annuity Payments which begin immediately.

   (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

   (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

   The Purchase Payment requirements are as follows:

   o For TSAs, the minimum initial and subsequent Purchase Payment is $50.

   o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

   o For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

   o If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

   We reserve the right to accept purchase payments in amounts less than the minimums set forth above. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

   Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

 If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

   The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

    Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

   The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

   During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National. The Fixed Account may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

   See your Contract for more information regarding the Fixed Account.

The General Account

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

   You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

   EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. Limits on transfers out of the Fixed Account may apply.

   2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

   3. Your request for transfer must clearly state how much the transfer is for.

   4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

   5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

   1. You may not transfer funds to the Fixed Account during the Annuity Period.

   2. You may only make transfers between the Investment Portfolios.

   3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

   We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

    Frequent Trading

   We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex funds listed in Appendix A with a specific hold time which do not permit active trading), the Direxion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated per fund in Appendix A.

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

  With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

   Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the

Contract. These charges and expenses are:

Insurance Charges

   Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

                 Current Insurance Charge
              -------------------------------
                            1.40%

Annual Administrative Fee

   On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee. We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

   The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                                    WITHDRAWAL
OF PURCHASE PAYMENT                               CHARGE
-------------------------------------------------------------
First Year..................................        9%
Second Year.................................        9%
Third Year..................................        8%
Fourth Year.................................        7%
Fifth Year..................................        5%
Sixth Year..................................        3%
Seventh Year and later......................        0%
-------------------------------------------------------------

   In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

   o for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

   o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

   o the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

   On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

   (i)   if the Annuitant dies;

   (ii)  if you die; or

   (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

   If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

   If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

   In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

   We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

   Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

   You can have access to the money in your Contract:

   o  by making a withdrawal (either a partial or a complete withdrawal);

   o  by electing to receive Annuity Payments;

   o  where available, obtaining a loan based on the value of your Contract; or

   o  when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

   If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

   Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

Suspension of Payments or Transfers

   We may be required to suspend or postpone withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

   If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2) retirement; or

   (3) death.

   Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

   If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you reach age 59 1/2;

   (2) when you leave your job;

   (3) when you die;

   (4) if you become disabled (as that term is defined in the Code);

   (5) made in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o salary reduction contributions made after December 31, 1988;

   o income attributable to such contributions; and

   o income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

   Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal. If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

   A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

   If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple Beneficiaries, upon payment of the Death Benefit Amount to the first Beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

Death Benefit Amount During the Accumulation Period

   If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the total Purchase Payments you have made, less any partial withdrawals.

   If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

   (3) the total Purchase Payments made, less any partial withdrawals.

   If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

   Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount; or

   o elect a lump sum payment of the Death Benefit Amount; or

   o apply the Death Benefit Amount to an Annuity Option.

   The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

   If a lump sum payment is requested, the Death Benefit

Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

   If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

   If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

   SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

   THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

   FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

   To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

   (1) be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

   FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

   If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2.

Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

   Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a

Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

   Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

   In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

   The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

   Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

   At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

   Required Minimum Distributions

   Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

   The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

The Variable Account

   We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity
Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o create new separate accounts;

   o combine separate accounts, including combining the Variable Account with another separate account established by the Company;

   o transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Variable Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

   o make the Sub-accounts available under other policies We issue;

   o add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

   o deregister the Variable Account under the Investment Company Act of 1940;
     and

   o operate the Variable Account under the direction of a committee or in another form.

Distributor

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period then ended December 31, 2010, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2010 and for each of the two years in the period then ended December 31, 2010 appearing in this Statement of Additional Information have been audited by BDO USA LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                         Appendix A: Investment Options

                                                                                                        Early Cut       Hold
                           Fund Name                                          Objective                 Off *           Period **
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Alger Portfolios
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Alger Capital Appreciation (Class I-2)                Long term capital appreciation.                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Alger Large Cap Growth (Class I-2)                    Long term capital appreciation.                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Alger Mid Cap Growth (Class I-2)                      Long term capital appreciation.                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
AllianceBernstein VPS Growth and Income (Class A)     Long term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century Variable Portfolios
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Balanced (Class I)                Long-term capital growth & current income.                                 30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Income & Growth (Class I)         Capital appreciation. Income is secondary.                                 30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Inflation Protection (Class II)   Long-term total return to protect against U.S.                             30
                                                      inflation.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP International (Class I)           Capital growth.                                                            30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Large Company Value (Class I)     Long-term capital growth. Income is a secondary                            30
                                                      objective.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Ultra (Class I)                   Long-term capital growth.                                                  30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Value (Class I)                   Long-term capital growth over time. Income is                              30
                                                      secondary.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
American Century VP Vista (Class I)                   Long-term capital growth.                                                  30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
The Columbia Funds Variable Series Trust II
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Columbia VP - Seligman Global Technology (Class II)   Long-term capital appreciation.                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
The Direxion Insurance Trust
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Direxion Dynamic VP HY Bond                           Maximize total return (income plus capital        2:00 PM
                                                      appreciation).
----------------------------------------------------- ------------------------------------------------- --------------- -----------
The Dreyfus Variable Investment Fund
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Dreyfus VIF International Value (Initial)             Long-term capital growth.                                                  60
----------------------------------------------------- ------------------------------------------------- --------------- -----------
The Dreyfus Investment Portfolios
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Dreyfus Small Cap Stock Index (Service)               To match the performance of the S&P Small Cap 600                          60
                                                      Index.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Dreyfus Socially Responsible Growth (Initial)         Capital growth with current income as a secondary                          60
                                                      goal.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Dreyfus Stock Index (Initial)                         To match the performance of the S&P 500 Index.                             60
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Federated Insurance Series
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Federated Capital Income                              High current income and moderate capital                                   30
                                                      appreciation.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Federated High Income Bond (Primary)                  High current income.                                                       30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Federated Kaufmann (Service)                          Capital appreciation.                                                      30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
INVESCO Variable Insurance Funds
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Basic Value (Series II)                  Long-term growth of capital.                                                7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Core Equity (Series I)                   Capital growth.                                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Dividend Growth (Series I)               Reasonable current income and long-term growth of                           7
                                                      income and capital.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Global Health Care (Series I)            Capital growth.                                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Global Real Estate (Series I)            High total return.                                                          7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. High Yield (Series I)                    High level of current income.                                              60
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Mid Cap Core Equity (Series II)          Long-term growth of capital.                                                7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Invesco V.I. Technology (Series I)                    Capital growth and income.                                                  7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Series
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Balanced (Institutional)                  Long-term capital growth.                                                  90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Enterprise (Institutional)                Long-term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Forty (Institutional)                     Long-term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Janus Fund (Institutional)                Long-term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Overseas (Institutional)                  Long-term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Perkins Mid Cap Value (Institutional)     Capital appreciation.                                                      90
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Janus Aspen Worldwide (Institutional)                 Long-term growth of capital.                                               90
----------------------------------------------------- ------------------------------------------------- --------------- -----------

                         Appendix A: Investment Options

                                                                                                        Early Cut       Hold
                           Fund Name                                          Objective                 Off *           Period **
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lazard Retirement Series, Inc.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lazard Retirement Emerging Markets Equity (Service)   Long-term capital appreciation.                                            30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lazard Retirement International Equity (Service)      Long-term capital appreciation.                                            30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lazard Retirement U.S. Small-Mid Cap Equity (Service) Long-term capital appreciation.                                            30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lazard Retirement U.S. Strategic Equity (Service)     Long-term capital appreciation.                                            30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason ClearBridge Fundamental All Cap Value      Long-term capital growth with current income a                             30
(Class I)                                             secondary consideration.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason ClearBridge Var Aggressive Growth          Capital appreciation.                                                      30
(Class I)
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason ClearBridge Var Equity Income Builder      High level of current income, with long-term                               30
(Class I)                                             capital appreciation as its secondary objective.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason ClearBridge Var Large Cap Growth (Class I) Long-term growth of capital.                                               30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason Western Asset Var Global High Yield Bond   To maximize total return, consistent with the                              30
(Class I)                                             preservation of capital.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Legg Mason Western Asset Var Strategic Bond (Class I) To maximize total return, consistent with the                              30
                                                      preservation of capital.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lord Abbett Series Fund, Inc.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lord Abbett Capital Structure (Class VC)              Current income and capital appreciation.                                   30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Lord Abbett Growth and Income (Class VC)              Long-term growth of capital and income.                                    30
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman Advisers Management Trust
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Mid-Cap Growth (I Class)         Growth of capital.                                                          7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Partners (I Class)               Growth of capital.                                                          7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Regency (I Class)                Growth of capital.                                                          7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Short Duration Bond (I Class)    Highest available current income consistent with                            7
                                                      liquidity and low risk to principal; total return
                                                      is a secondary goal.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Small-Cap Growth (S Class)       Long-term capital appreciation.                                             7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Neuberger Berman AMT Socially Responsive (I Class)    Long-term growth of capital.                                                7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
Northern Lights Variable Trust
----------------------------------------------------- ------------------------------------------------- --------------- -----------
JNF Balanced                                          Total return.                                                               7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
JNF Equity                                            Total return.                                                               7
----------------------------------------------------- ------------------------------------------------- --------------- -----------
JNF Money Market                                      High level of current income as is consistent with
                                                      preservation of capital and daily liquidity.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO Variable Insurance Trust
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT All Asset (Administrative Class)            Maximum real return, consistent with preservation                           7
                                                      of real capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT CommodityRealReturn Strategy (Admin.        Maximum real return, consistent with prudent                                7
Class)                                                investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Emerging Markets Bond (Admin. Class)        Maximum total return, consistent with preservation                          7
                                                      of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Foreign Bond (US Dollar Hedged) (Admin.     Maximum total return, consistent with preservation                          7
Class)                                                of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Global Bond - Unhedged (Admin. Class)       Maximum total return, consistent with preservation                          7
                                                      of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT High Yield (Admin. Class)                   Maximum total return, consistent with preservation                          7
                                                      of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Long-Term U.S. Government (Admin.Class)     Maximum total return, consistent with preservation                          7
                                                      of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Low Duration (Admin. Class)                 Maximum total return, consistent with preservation                          7
                                                      of capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Real Return (Admin. Class)                  Maximum real return, consistent with preservation                           7
                                                      of real capital and prudent investment management.
----------------------------------------------------- ------------------------------------------------- --------------- -----------
PIMCO VIT Short-Term (Admin. Class)                   Maximum current income, consistent with                                     7
                                                      preservation of capital and daily liquidity.
----------------------------------------------------- ------------------------------------------------- --------------- -----------

                         Appendix A: Investment Options

                                                                                                         Early Cut      Hold
                           Fund Name                                          Objective                  Off *          Period **
----------------------------------------------------- -------------------------------------------------- -------------- -----------
PIMCO VIT Total Return (Admin. Class)                 Maximum total return, consistent with                                       7
                                                      preservation of capital and prudent
                                                      investment management.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Variable Contracts Trust
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Cullen Value VCT (Class II)                   Capital appreciation. Current income is a                                   7
                                                      secondary objective.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Emerging Markets VCT (Class II)               Long-term growth of capital.                                                7
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Equity Income VCT (Class II)                  Current income and long-term growth of capital.                             7
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Fund VCT (Class II)                           Reasonable income and capital growth.                                       7
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer High Yield VCT (Class II)                     Maximize total return (income plus capital                                 90
                                                      appreciation).
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Mid Cap Value VCT (Class II)                  Capital appreciation.                                                       7
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Pioneer Strategic Income VCT (Class II)               A high level of current income.                                             7
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Royce Capital Fund
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Royce Micro-Cap (Investment Class)                    Long-term growth of capital.                                               30
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Royce Small-Cap (Investment Class)                    Long-term growth of capital.                                               30
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex Variable Trust
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Banking                                      Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Basic Materials                              Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Biotechnology                                Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Commodities Strategy                         Long-term capital appreciation.                    3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Consumer Products                            Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Dow 2x Strategy                              Investment results that match 200% of the          3:45 PM
                                                      performance of the Dow Jones Industrial Average
                                                      (DJIA) Index on a daily basis.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Electronics                                  Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Energy                                       Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Energy Services                              Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Europe 1.25x Strategy                        Investment results that correlate to the           3:45 PM
                                                      daily price movement of the Dow Jones Stoxx 50
                                                      Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Financial Services                           Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Government Long Bond 1.2x Strategy           Investment results that correspond to a benchmark  3:45 PM for U.S. gov't securities.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Health Care                                  Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Internet                                     Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse Dow 2x Strategy                      Investment returns that inversely correlate to     3:45 PM
                                                      the daily performance of the DJIA.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse Government Long Bond Strategy        Total returns that inversely correlate to the      3:45 PM
                                                      daily price movement of the Long Treasury Bond.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse Mid-Cap Strategy                     Investment returns that inversely correlate to     3:45 PM
                                                      the daily performance of the S&P MidCap 400 Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse NASDAQ-100 Strategy                  Investment returns that inversely correlate to     3:45 PM
                                                      the performance of the NASDAQ 100 Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse Russell 2000 Strategy                Investment returns that inversely correlate to     3:45 PM
                                                      the daily performance of the Russell 2000 Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Inverse S&P 500 Strategy                     Investment returns that inversely correlate to     3:45 PM
                                                      the daily performance of the S&P 500 Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Japan 2x Strategy                            Investment results that correlate to the           3:45 PM
                                                      performance of a specific benchmark. The Fund's
                                                      current benchmark is 200% of the fair value of the
                                                      Nikkei 225 Stock Average (the "underlying index").
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Leisure                                      Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Mid-Cap 1.5x Strategy                        Investment results that correlate to the           3:45 PM
                                                      performance of a specific benchmark for mid-cap
                                                      securities.
----------------------------------------------------- -------------------------------------------------- -------------- -----------

                         Appendix A: Investment Options

                                                                                                         Early Cut      Hold
                           Fund Name                                          Objective                  Off *          Period **
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT NASDAQ-100 2x Strategy                       Investment returns that match 200% of the          3:45 PM
                                                      performance of the NASDAQ 100 Index on a
                                                      daily basis.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT NASDAQ-100 Strategy                          Investment returns that correspond to a            3:45 PM
                                                      benchmark for over-the-counter securities.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Nova                                         Investment results that match the                  3:45 PM
                                                      performance of a specific benchmark on a
                                                      daily basis.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Precious Metals                              Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Real Estate                                  Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Retailing                                    Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Russell 2000 1.5x Strategy                   Investment results that correlate to the           3:45 PM
                                                      performance of a specific benchmark for small-cap
                                                      securities.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Russell 2000 2x Strategy                     Investment results that match the performance      3:45 PM
                                                      of the Russell 2000 Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P 500 2x Strategy                          Investment results that match 200% of the          3:45 PM
                                                      performance of the S&P 500 index on a daily basis.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P 500 Pure Growth                          Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P 500/Citigroup Pure Growth
                                                      Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P 500 Pure Value                           Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P 500/Citigroup Pure Value
                                                      Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P MidCap 400 Pure Growth                   Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P 400/Citigroup Pure Growth
                                                      Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P MidCap 400 Pure Value                    Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P 400/Citigroup Pure Value
                                                      Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P SmallCap 600 Pure Growth                 Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P SmallCap 600/Citigroup
                                                      Pure Growth Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT S&P SmallCap 600 Pure Value                  Investment returns that correlate to the           3:45 PM
                                                      performance of the S&P SmallCap 600/Citigroup
                                                      Pure Value Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Strengthening Dollar 2x Strategy             To match the performance of a specific benchmark   3:45 PM
                                                      on a daily basis. The current benchmark is 200%
                                                      of the US Dollar Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Technology                                   Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Telecommunications                           Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Transportation                               Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT U.S. Government Money Market                 Security of principal, high current income         3:45 PM
                                                      and liquidity.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Utilities                                    Capital appreciation.                              3:35 PM
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex VT Weakening Dollar 2X Strategy                 To match the performance of a specific benchmark   3:45 PM
                                                      on a daily basis. The current benchmark is 200%
                                                      of the inverse performance of the US Dollar Index.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT All-Asset Aggressive Strategy            Growth of capital by investing principally in a                            30
                                                      diversified portfolio of underlying funds.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT All-Asset Conservative Strategy          Preservation of capital and secondarily long-term                          30
                                                      growth of capital by investing principally in a
                                                      diversified portfolio of underlying funds.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT All-Asset Moderate Strategy              Growth of capital and secondarily preservation of                          30
                                                      capital by investing principally in a diversified
                                                      portfolio of underlying funds.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT CLS AdvisorOne Amerigo                   Long-term growth of capital without regard to
                                                      current income.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT CLS AdvisorOne Clermont                  Current income and growth of capital.
----------------------------------------------------- -------------------------------------------------- -------------- -----------

                         Appendix A: Investment Options

                                                                                                         Early Cut      Hold
                           Fund Name                                          Objective                  Off *          Period **
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT Multi-Hedge Strategies                   Capital appreciation consistent with the return                            30
                                                      and risk characteristics of the hedge fund
                                                      universe. Secondary objective is to achieve these
                                                      returns with low correlation to and less
                                                      volatility than equity indices.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Rydex|SGI VT U.S. Long Short Momentum                 Long term capital appreciation                                             30
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Third Avenue Variable Series Trust
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Third Avenue Value                                    Long-term capital appreciation.                                            60
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Van Eck VIP Trust
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Van Eck VIP Emerging Markets (Initial)                Long-term capital appreciation. Income is a                               30
                                                      secondary consideration.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Van Eck VIP Global Bond (Initial)                     High total return-income plus capital                                      30
                                                      appreciation.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Van Eck VIP Global Hard Assets (Initial               Long-term capital appreciation. Income is a                                30
                                                      secondary consideration.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Van Eck VIP Multi-Manager Alternatives (Initial)      Consistent absolute (positive) returns in various                          30
                                                      market cycles.
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Wells Fargo Advantage Variable Trust
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Wells Fargo Advantage VT Discovery (Class 2)          Long term capital appreciation.                                            30
----------------------------------------------------- -------------------------------------------------- -------------- -----------
Wells Fargo Advantage VT Opportunity (Class 2)        Long-term capital appreciation.                                            30
----------------------------------------------------- -------------------------------------------------- -------------- -----------

*Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

** We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account E's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account E's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV                       $4.011    $2.692    $4.976    $3.779    $3.213    $2.847    $2.669    $2.009    $3.082    $3.718
Ending AUV                          $4.510    $4.011    $2.692    $4.976    $3.779    $3.213    $2.847    $2.669    $2.009    $3.082

Percentage change in AUV            12.44%    49.00%   -45.90%    31.68%    17.62%    12.86%     6.67%    32.85%   -34.82%   -17.11%

Ending Number of AUs (000s)          1,473     1,612     1,785     2,026     2,301     2,694     3,270     3,810     3,953     4,243

LargeCap Growth Portfolio
Beginning AUV                       $1.746    $1.200    $2.260    $1.911    $1.843    $1.668    $1.604    $1.203    $1.821    $2.094
Ending AUV                          $1.953    $1.746    $1.200    $2.260    $1.911    $1.843    $1.668    $1.604    $1.203    $1.821

Percentage change in AUV            11.86%    45.50%   -46.90%    18.26%     3.69%    10.49%     3.99%    33.33%   -33.94%   -13.04%

Ending Number of AUs (000s)          1,975     2,268     2,499     2,849     3,286     3,909     4,513     5,490     6,150     7,479

MidCap Growth Portfolio
Beginning AUV                       $1.962    $1.312    $3.195    $2.463    $2.268    $2.094    $1.878    $1.289    $1.855    $2.013
Ending AUV                          $2.310    $1.962    $1.312    $3.195    $2.463    $2.268    $2.094    $1.878    $1.289    $1.855

Percentage change in AUV            17.74%    49.54%   -58.94%    29.72%     8.60%     8.31%    11.50%    45.69%   -30.51%    -7.85%

Ending Number of AUs (000s)            918     1,077     1,241     1,431     1,520     1,883     2,424     2,294     2,174     2,991

SmallCap Growth Portfolio
Beginning AUV                       $1.546    $1.078    $2.047    $1.770    $1.496    $1.298    $1.129    $0.804    $1.106    $1.591
Ending AUV                          $1.910    $1.546    $1.078    $2.047    $1.770    $1.496    $1.298    $1.129    $0.804    $1.106

Percentage change in AUV            23.54%    43.41%   -47.34%    15.65%    18.32%    15.25%    14.97%    40.42%   -27.31%   -30.48%

Ending Number of AUs (000s)            927     1,091     1,278     1,503     1,822     2,011     2,260     2,700     2,852     4,304
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
Beginning AUV                       $0.980    $0.823    $1.405    $1.355    $1.172    $1.133    $1.031    $0.789    $1.027    $1.004
Ending AUV                          $1.093    $0.980    $0.823    $1.405    $1.355    $1.172    $1.133    $1.031    $0.789    $1.027

Percentage change in AUV            11.53%    19.08%   -41.42%     3.69%    15.61%     3.44%     9.89%    30.67%   -23.17%     2.29%

Ending Number of AUs (000s)            181       302       300       349       187       176       191       176       139       112
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV                      $10.605    $9.313   $11.855   $11.457   $10.599   $10.042       N/A       N/A       N/A       N/A
Ending AUV                         $11.675   $10.605    $9.313   $11.855   $11.457   $10.599       N/A       N/A       N/A       N/A

Percentage change in AUV            10.09%    13.87%   -21.44%     3.47%     8.10%     5.55%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             21        21        14         6         9         1       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Income & Growth Fund
Beginning AUV                       $0.999    $0.858    $1.331    $1.350    $1.169    $1.133    $1.017    $0.797    $1.003    $1.110
Ending AUV                          $1.125    $0.999    $0.858    $1.331    $1.350    $1.169    $1.133    $1.017    $0.797    $1.003

Percentage change in AUV            12.61%    16.43%   -35.54%    -1.41%    15.48%     3.18%    11.41%    27.60%   -20.54%    -9.64%

Ending Number of AUs (000s)            604       623       671     1,056     1,324     1,322     1,569     1,627     1,538     1,597

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV                      $12.058   $11.092   $11.431   $10.587   $10.569   $10.553   $10.044       N/A       N/A       N/A
Ending AUV                         $12.496   $12.058   $11.092   $11.431   $10.587   $10.569   $10.553       N/A       N/A       N/A

Percentage change in AUV             3.63%     8.71%    -2.97%     7.97%     0.17%     0.15%     5.07%       N/A       N/A       N/A

Ending Number of AUs (000s)             13         7         6         4         1         2         0       N/A       N/A       N/A

VP International Fund
Beginning AUV                       $1.490    $1.130    $2.077    $1.784    $1.447    $1.296    $1.143    $0.931    $1.186    $1.698
Ending AUV                          $1.665    $1.490    $1.130    $2.077    $1.784    $1.447    $1.296    $1.143    $0.931    $1.186

Percentage change in AUV            11.74%    31.86%   -45.59%    16.42%    23.29%    11.65%    13.39%    22.77%   -21.50%   -30.15%

Ending Number of AUs (000s)            398       428       456       505       591       618       838       681       688       771

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV                       $6.858    $5.794    $9.368   $10.037       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $7.505    $6.858    $5.794    $9.368       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             9.43%    18.36%   -38.15%    -6.67%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              0         1         1         0       N/A       N/A       N/A       N/A       N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV                       $8.822    $6.653   $11.529   $10.019       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.099    $8.822    $6.653   $11.529       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            14.48%    32.60%   -42.29%    15.07%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              2         1         0         0       N/A       N/A       N/A       N/A       N/A       N/A

VP Value Fund
Beginning AUV                       $1.919    $1.623    $2.248    $2.404    $2.054    $1.983    $1.759    $1.383    $1.606    $1.443
Ending AUV                          $2.146    $1.919    $1.623    $2.248    $2.404    $2.054    $1.983    $1.759    $1.383    $1.606

Percentage change in AUV            11.83%    18.24%   -27.80%    -6.49%    17.04%     3.58%    12.73%    27.19%   -13.89%    11.30%

Ending Number of AUs (000s)          1,081     1,209     1,313     1,634     1,935     2,382     2,525     2,590     2,874     3,347

VP Vista Fund (inception date May 1, 2007)
Beginning AUV                       $7.563    $6.262   $12.362    $9.971       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $9.239    $7.563    $6.262   $12.362       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            22.16%    20.78%   -49.34%    23.98%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              9        10        11        14       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV                      $10.171    $9.393   $10.582   $10.925   $10.431   $10.056       N/A       N/A       N/A       N/A
Ending AUV                         $10.431   $10.171    $9.393   $10.582   $10.925   $10.431       N/A       N/A       N/A       N/A

Percentage change in AUV             2.56%     8.28%   -11.24%    -3.14%     4.74%     3.73%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              1         0         0         0         0         0       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV                      $10.667    $8.652   $12.701   $12.966   $11.492   $10.131       N/A       N/A       N/A       N/A
Ending AUV                         $13.236   $10.667    $8.652   $12.701   $12.966   $11.492       N/A       N/A       N/A       N/A

Percentage change in AUV            24.08%    23.29%   -31.88%    -2.04%    12.83%    13.43%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              8         5         4         4         2         2       N/A       N/A       N/A       N/A

The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV                       $1.772    $1.344    $2.078    $1.955    $1.816    $1.777    $1.696    $1.365    $1.949    $2.553
Ending AUV                          $2.006    $1.772    $1.344    $2.078    $1.955    $1.816    $1.777    $1.696    $1.365    $1.949

Percentage change in AUV            13.21%    31.85%   -35.32%     6.29%     7.65%     2.19%     4.78%    24.25%   -29.96%   -23.66%

Ending Number of AUs (000s)            880       987     1,131     1,285     1,497     1,798     2,201     2,430     2,597     3,297

DREYFUS STOCK INDEX FUND
Beginning AUV                       $2.128    $1.708    $2.756    $2.655    $2.331    $2.258    $2.070    $1.635    $2.136    $2.467
Ending AUV                          $2.410    $2.128    $1.708    $2.756    $2.655    $2.331    $2.258    $2.070    $1.635    $2.136

Percentage change in AUV            13.25%    24.59%   -38.03%     3.80%    13.90%     3.23%     9.08%    26.61%   -23.46%   -13.42%

Ending Number of AUs (000s)          5,158     5,556     6,145     6,963     8,026     9,829    11,179    12,399    14,195    17,247
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                       $1.453    $1.125    $1.820    $1.772    $1.466    $1.329    $1.123    $0.835    $0.965    $1.127
Ending AUV                          $1.496    $1.453    $1.125    $1.820    $1.772    $1.466    $1.329    $1.123    $0.835    $0.965

Percentage change in AUV             2.96%    29.16%   -38.19%     2.71%    20.87%    10.31%    18.34%    34.49%   -13.44%   -14.41%

Ending Number of AUs (000s)            658       666       720       855     1,063     1,643     2,045     1,899     1,434       431
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
Beginning AUV                       $1.563    $1.235    $1.573    $1.534    $1.345    $1.283    $1.184    $0.995    $1.327    $1.559
Ending AUV                          $1.727    $1.563    $1.235    $1.573    $1.534    $1.345    $1.283    $1.184    $0.995    $1.327

Percentage change in AUV            10.49%    26.56%   -21.49%     2.54%    14.05%     4.83%     8.36%    18.99%   -25.02%   -14.88%

Ending Number of AUs (000s)            280       380       328       432       522       679       986     1,183     1,804     1,684

High Income Bond Fund II
Beginning AUV                       $2.013    $1.336    $1.830    $1.795    $1.642    $1.622    $1.489    $1.236    $1.236    $1.237
Ending AUV                          $2.277    $2.013    $1.336    $1.830    $1.795    $1.642    $1.622    $1.489    $1.236    $1.236

Percentage change in AUV            13.11%    50.67%   -26.99%     1.95%     9.32%     1.23%     8.93%    20.47%     0.00%    -0.08%

Ending Number of AUs (000s)            284       318       406       548       696       848     1,009     1,477     2,096     2,378
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV                       $9.123    $7.166   $12.511   $10.518    $9.935       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.593    $9.123    $7.166   $12.511   $10.518       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            16.11%    27.31%   -42.72%    18.95%     5.87%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             12        13         8         3         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
Beginning AUV                       $1.128    $0.775    $1.633    $1.634    $1.467    $1.411    $1.291    $1.000       N/A       N/A
Ending AUV                          $1.190    $1.128    $0.775    $1.633    $1.634    $1.467    $1.411    $1.291       N/A       N/A

Percentage change in AUV             5.50%    45.55%   -52.54%    -0.06%    11.38%     3.97%     9.30%    29.10%       N/A       N/A

Ending Number of AUs (000s)             90        81        88        91       110       103        77        34       N/A       N/A

Core Equity Fund (inception date April 28, 2006)
Beginning AUV                      $10.090    $7.975   $11.578   $10.861   $10.043       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.901   $10.090    $7.975   $11.578   $10.861       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             8.04%    26.52%   -31.12%     6.60%     8.14%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             58        68        68        64        58       N/A       N/A       N/A       N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV                       $1.101    $0.875    $1.243    $1.127    $1.086    $1.018    $0.960    $0.762    $1.023    $1.005
Ending AUV                          $1.144    $1.101    $0.875    $1.243    $1.127    $1.086    $1.018    $0.960    $0.762    $1.023

Percentage change in AUV             3.91%    25.83%   -29.61%    10.29%     3.78%     6.68%     6.04%    25.98%   -25.51%     1.79%

Ending Number of AUs (000s)            131       135       171       171       234       475       627       224       120       148

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV                       $2.042    $1.574    $2.885    $3.097    $2.202    $1.955    $1.452    $1.060    $1.011    $1.003
Ending AUV                          $2.366    $2.042    $1.574    $2.885    $3.097    $2.202    $1.955    $1.452    $1.060    $1.011

Percentage change in AUV            15.87%    29.73%   -45.44%    -6.85%    40.64%    12.63%    34.64%    36.98%     4.85%     0.80%

Ending Number of AUs (000s)            203       244       283       402       612       730       814       758       637       149

High Yield Fund (inception date May 1, 2004)
Beginning AUV                      $13.126    $8.711   $11.890   $11.911   $10.907   $10.768    $9.966       N/A       N/A       N/A
Ending AUV                         $14.700   $13.126    $8.711   $11.890   $11.911   $10.907   $10.768       N/A       N/A       N/A

Percentage change in AUV            11.99%    50.68%   -26.74%    -0.18%     9.21%     1.29%     8.05%       N/A       N/A       N/A

Ending Number of AUs (000s)             21        29        25        25        43        48        38       N/A       N/A       N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV                       $1.560    $1.219    $1.733    $1.608    $1.469    $1.389    $1.240    $0.996       N/A       N/A
Ending AUV                          $1.751    $1.560    $1.219    $1.733    $1.608    $1.469    $1.389    $1.240       N/A       N/A

Percentage change in AUV            12.24%    27.97%   -29.66%     7.77%     9.46%     5.76%    12.02%    24.50%       N/A       N/A

Ending Number of AUs (000s)             68        74        68        63        90       100        92        38       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Technology Fund (inception date May 1, 2001)
Beginning AUV                       $0.555    $0.358    $0.654    $0.615    $0.565    $0.561    $0.543    $0.379    $0.724    $1.025
Ending AUV                          $0.664    $0.555    $0.358    $0.654    $0.615    $0.565    $0.561    $0.543    $0.379    $0.724

Percentage change in AUV            19.64%    55.03%   -45.26%     6.34%     8.85%     0.71%     3.31%    43.27%   -47.63%   -29.40%

Ending Number of AUs (000s)            113       115       107       110       153       131       157       240        21        42
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                      $10.705    $8.623   $10.391    $9.993       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $11.441   $10.705    $8.623   $10.391       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             6.88%    24.14%   -17.01%     3.98%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             46        39        33        11       N/A       N/A       N/A       N/A       N/A       N/A

Enterprise Portfolio
Beginning AUV                       $2.359    $1.652    $2.977    $2.474    $2.208    $1.994    $1.675    $1.257    $1.769    $2.963
Ending AUV                          $2.928    $2.359    $1.652    $2.977    $2.474    $2.208    $1.994    $1.675    $1.257    $1.769

Percentage change in AUV            24.12%    42.80%   -44.51%    20.33%    12.05%    10.73%    19.04%    33.25%   -28.94%   -40.30%

Ending Number of AUs (000s)          2,530     2,812     3,036     3,334     3,844     4,591     5,158     5,533     6,080     6,883

Forty Portfolio (inception date May 1, 2007)
Beginning AUV                      $10.073    $6.981   $12.676   $10.000       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.603   $10.073    $6.981   $12.676       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             5.26%    44.29%   -44.93%    26.76%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             14        17        17        14       N/A       N/A       N/A       N/A       N/A       N/A

Janus Portfolio
Beginning AUV                       $1.948    $1.449    $2.438    $2.148    $1.956    $1.902    $1.845    $1.420    $1.960    $2.641
Ending AUV                          $2.200    $1.948    $1.449    $2.438    $2.148    $1.956    $1.902    $1.845    $1.420    $1.960

Percentage change in AUV            12.94%    34.44%   -40.57%    13.50%     9.82%     2.84%     3.09%    29.93%   -27.55%   -25.79%

Ending Number of AUs (000s)          3,823     4,244     4,508     4,810     5,465     6,340     7,373     8,086     8,336     9,598

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV                       $3.388    $1.914    $4.053    $3.203    $2.209    $1.693    $1.443    $1.014       N/A       N/A
Ending AUV                          $4.187    $3.388    $1.914    $4.053    $3.203    $2.209    $1.693    $1.443       N/A       N/A

Percentage change in AUV            23.58%    77.01%   -52.78%    26.54%    45.00%    30.48%    17.33%    42.31%       N/A       N/A

Ending Number of AUs (000s)            501       519       550       603       563       303       191       126       N/A       N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV                       $9.300    $7.054    $9.905   $10.005       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.607    $9.300    $7.054    $9.905       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            14.05%    31.84%   -28.78%    -1.00%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              5         5         5         1       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Worldwide Portfolio
Beginning AUV                       $2.201    $1.621    $2.971    $2.749    $2.358    $2.259    $2.186    $1.788    $2.434    $3.182
Ending AUV                          $2.514    $2.201    $1.621    $2.971    $2.749    $2.358    $2.259    $2.186    $1.788    $2.434

Percentage change in AUV            14.22%    35.78%   -45.44%     8.08%    16.58%     4.38%     3.34%    22.26%   -26.54%   -23.51%

Ending Number of AUs (000s)          3,557     3,878     4,124     4,629     5,388     6,576     7,751     8,852    10,117    12,664
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV                      $25.055   $14.960   $29.587   $22.510   $17.566   $12.653    $9.816       N/A       N/A       N/A
Ending AUV                         $30.315   $25.055   $14.960   $29.587   $22.510   $17.566   $12.653       N/A       N/A       N/A

Percentage change in AUV            20.99%    67.48%   -49.44%    31.44%    28.15%    38.83%    28.90%       N/A       N/A       N/A

Ending Number of AUs (000s)             32        30        30        42        45        52         8       N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV                      $12.097   $10.100   $16.263   $14.888   $12.321   $11.292    $9.932       N/A       N/A       N/A
Ending AUV                         $12.730   $12.097   $10.100   $16.263   $14.888   $12.321   $11.292       N/A       N/A       N/A

Percentage change in AUV             5.23%    19.77%   -37.90%     9.24%    20.83%     9.11%    13.69%       N/A       N/A       N/A

Ending Number of AUs (000s)              6         4         5         5         5         4         3       N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV                       $1.560    $1.037    $1.655    $1.809    $1.580    $1.541    $1.360    $1.005    $1.238    $1.058
Ending AUV                          $1.904    $1.560    $1.037    $1.655    $1.809    $1.580    $1.541    $1.360    $1.005    $1.238

Percentage change in AUV            22.05%    50.43%   -37.34%    -8.51%    14.49%     2.53%    13.31%    35.32%   -18.82%    17.01%

Ending Number of AUs (000s)            548       626       685       836     1,132     1,644     2,652     2,927     3,189     2,074

US Strategic Equity Portfolio
Beginning AUV                       $1.037    $0.829    $1.299    $1.330    $1.148    $1.126    $1.022    $0.836    $1.012    $1.109
Ending AUV                          $1.154    $1.037    $0.829    $1.299    $1.330    $1.148    $1.126    $1.022    $0.836    $1.012

Percentage change in AUV            11.28%    25.09%   -36.18%    -2.33%    15.85%     1.95%    10.18%    22.25%   -17.39%    -8.75%

Ending Number of AUs (000s)             73        82        97       103       242       109       166       261       293       203
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                       $7.452    $5.616    $9.557    $9.898       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $9.187    $7.452    $5.616    $9.557       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            23.28%    32.69%   -41.24%    -3.45%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              2         1         1         1       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV                       $7.775    $6.415   $10.012    $9.951       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $8.607    $7.775    $6.415   $10.012       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.70%    21.20%   -35.93%     0.61%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              1         0         0         1       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                       $7.576    $5.939    $9.497    $9.903       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $8.711    $7.576    $5.939    $9.497       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            14.98%    27.56%   -37.46%    -4.10%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              3         3         1         1       N/A       N/A       N/A       N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                       $8.613    $6.134    $9.921    $9.896       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $9.328    $8.613    $6.134    $9.921       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             8.30%    40.41%   -38.17%     0.25%       N/A       N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              1         2         1         2       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV                      $11.869    $7.738   $11.344   $11.512   $10.551   $10.009       N/A       N/A       N/A       N/A
Ending AUV                         $13.451   $11.869    $7.738   $11.344   $11.512   $10.551       N/A       N/A       N/A       N/A

Percentage change in AUV            13.33%    53.39%   -31.79%    -1.46%     9.11%     5.42%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              3         1         2         5         4         1       N/A       N/A       N/A       N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV                      $10.978    $9.139   $11.170   $11.107   $10.724   $10.613    $9.998       N/A       N/A       N/A
Ending AUV                         $12.105   $10.978    $9.139   $11.170   $11.107   $10.724   $10.613       N/A       N/A       N/A

Percentage change in AUV            10.27%    20.12%   -18.18%     0.57%     3.57%     1.05%     6.15%       N/A       N/A       N/A

Ending Number of AUs (000s)             14        12        13       116       177       130       103       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.461    $1.200    $1.650    $1.622    $1.436    $1.403    $1.221    $1.000       N/A       N/A
Ending AUV                          $1.654    $1.461    $1.200    $1.650    $1.622    $1.436    $1.403    $1.221       N/A       N/A

Percentage change in AUV            13.21%    21.75%   -27.27%     1.73%    12.95%     2.35%    14.91%    22.10%       N/A       N/A

Ending Number of AUs (000s)            129       139       164       294       289       365       264         7       N/A       N/A

Growth and Income Portfolio
Beginning AUV                       $1.243    $1.061    $1.692    $1.659    $1.434    $1.409    $1.268    $0.982    $1.214    $1.320
Ending AUV                          $1.440    $1.243    $1.061    $1.692    $1.659    $1.434    $1.409    $1.268    $0.982    $1.214

Percentage change in AUV            15.85%    17.15%   -37.29%     1.99%    15.69%     1.77%    11.12%    29.12%   -19.11%    -8.03%

Ending Number of AUs (000s)          2,085     2,351     2,630     3,055     3,534     4,244     5,250     4,344     3,850     2,130
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV                       $0.965    $0.744    $1.332    $1.102    $0.975    $0.869    $0.758    $0.600    $0.861    $1.008
Ending AUV                          $1.229    $0.965    $0.744    $1.332    $1.102    $0.975    $0.869    $0.758    $0.600    $0.861

Percentage change in AUV            27.36%    29.70%   -44.14%    20.87%    13.03%    12.20%    14.64%    26.33%   -30.31%   -14.58%

Ending Number of AUs (000s)            225       165       158       215       234       191       195       111        67        17
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Partners Portfolio
Beginning AUV                       $1.506    $0.978    $2.084    $1.933    $1.747    $1.500    $1.279    $0.960    $1.284    $1.340
Ending AUV                          $1.717    $1.506    $0.978    $2.084    $1.933    $1.747    $1.500    $1.279    $0.960    $1.284

Percentage change in AUV            14.01%    53.99%   -53.07%     7.81%    10.65%    16.47%    17.28%    33.23%   -25.23%    -4.18%

Ending Number of AUs (000s)            667       787       909     1,108     1,318     1,546     1,390     1,479     1,922     3,059

Regency Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.497    $1.036    $1.939    $1.904    $1.737    $1.572    $1.303    $1.001       N/A       N/A
Ending AUV                          $1.863    $1.497    $1.036    $1.939    $1.904    $1.737    $1.572    $1.303       N/A       N/A

Percentage change in AUV            24.45%    44.50%   -46.57%     1.84%     9.61%    10.50%    20.64%    30.17%       N/A       N/A

Ending Number of AUs (000s)             45        50        48        78       156       234        97         2       N/A       N/A

Short Term Duration Bond Portfolio
Beginning AUV                       $1.282    $1.147    $1.344    $1.301    $1.266    $1.265    $1.273    $1.261    $1.214    $1.132
Ending AUV                          $1.331    $1.282    $1.147    $1.344    $1.301    $1.266    $1.265    $1.273    $1.261    $1.214

Percentage change in AUV             3.82%    11.77%   -14.66%     3.31%     2.76%     0.08%    -0.63%     0.95%     3.87%     7.24%

Ending Number of AUs (000s)            455       455       532       786       859       973     1,679     2,004     2,086     1,772

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.043    $0.862    $1.444    $1.457    $1.404    $1.384    $1.254    $1.004       N/A       N/A
Ending AUV                          $1.231    $1.043    $0.862    $1.444    $1.457    $1.404    $1.384    $1.254       N/A       N/A

Percentage change in AUV            18.02%    21.00%   -40.30%    -0.89%     3.77%     1.45%    10.37%    24.90%       N/A       N/A

Ending Number of AUs (000s)             17         5         3         4         9        13        10         6       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV                      $10.958    $8.456   $14.160   $13.345   $11.902   $11.295   $10.015       N/A       N/A       N/A
Ending AUV                         $13.276   $10.958    $8.456   $14.160   $13.345   $11.902   $11.295       N/A       N/A       N/A

Percentage change in AUV            21.15%    29.59%   -40.28%     6.11%    12.12%     5.37%    12.78%       N/A       N/A       N/A

Ending Number of AUs (000s)              7         7         8         7        16        21         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                       $8.909    $7.415    $9.787   $10.028       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $9.817    $8.909    $7.415    $9.787       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.19%    20.15%   -24.24%    -2.40%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            757       810       901     1,048       N/A       N/A       N/A       N/A       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV                       $6.754    $5.073    $8.963   $10.012       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $8.388    $6.754    $5.073    $8.963       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            24.19%    33.14%   -43.40%   -10.48%       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)          1,785     1,931     2,086     2,471       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Money Market Portfolio (inception date May 1, 2008)
Beginning AUV                       $9.957   $10.073   $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $9.820    $9.957   $10.073       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            -1.38%    -1.15%     0.73%       N/A       N/A       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            671       640       871       N/A       N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                      $11.033    $9.203   $11.090   $10.383    $9.973       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.304   $11.033    $9.203   $11.090   $10.383       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            11.52%    19.88%   -17.02%     6.81%     4.11%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             23        19        11         2         0       N/A       N/A       N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                       $8.944    $6.409   $11.563    $9.516   $10.104       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.983    $8.944    $6.409   $11.563    $9.516       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            22.80%    39.55%   -44.57%    21.51%    -5.82%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             20        18        15         3         3       N/A       N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                      $12.138    $9.432   $11.197   $10.733    $9.978       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $13.424   $12.138    $9.432   $11.197   $10.733       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.59%    28.69%   -15.76%     4.32%     7.57%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              6         1         0         1         0       N/A       N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                      $11.472   $10.064   $10.456   $10.234   $10.009       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.273   $11.472   $10.064   $10.456   $10.234       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             6.98%    13.99%    -3.75%     2.17%     2.25%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              5         4         2         1         0       N/A       N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                      $12.384   $10.748   $10.994   $10.161   $10.000       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $13.633   $12.384   $10.748   $10.994   $10.161       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.09%    15.22%    -2.24%     8.20%     1.61%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             12        11        12         0         0       N/A       N/A       N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                      $11.210    $8.105   $10.746   $10.529    $9.989       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.654   $11.210    $8.105   $10.746   $10.529       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            12.88%    38.31%   -24.58%     2.06%     5.41%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             65         4         1         1         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV                      $11.706   $12.415   $10.734    $9.919   $10.047       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.883   $11.706   $12.415   $10.734    $9.919       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.05%    -5.71%    15.66%     8.22%    -1.27%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             13         4         4         2         0       N/A       N/A       N/A       N/A       N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV                      $11.651   $10.426   $10.618   $10.029   $10.011       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.097   $11.651   $10.426   $10.618   $10.029       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             3.83%    11.75%    -1.81%     5.87%     0.18%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             13        13         5         0         0       N/A       N/A       N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.318    $1.129    $1.232    $1.129    $1.137    $1.129    $1.052    $1.004       N/A       N/A
Ending AUV                          $1.405    $1.318    $1.129    $1.232    $1.129    $1.137    $1.129    $1.052       N/A       N/A

Percentage change in AUV             6.60%    16.74%    -8.36%     9.12%    -0.70%     0.71%     7.32%     4.78%       N/A       N/A

Ending Number of AUs (000s)          1,056     1,110     1,283       264       379       769       711        76       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV                      $11.203   $10.539   $10.722   $10.407   $10.120   $10.011   $10.000       N/A       N/A       N/A
Ending AUV                         $11.280   $11.203   $10.539   $10.722   $10.407   $10.120   $10.011       N/A       N/A       N/A

Percentage change in AUV             0.69%     6.30%    -1.71%     3.03%     2.84%     1.09%     0.11%       N/A       N/A       N/A

Ending Number of AUs (000s)             21        20        13        16        29        75        35       N/A       N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.348    $1.199    $1.160    $1.082    $1.057    $1.046    $1.011    $1.000       N/A       N/A
Ending AUV                          $1.437    $1.348    $1.199    $1.160    $1.082    $1.057    $1.046    $1.011       N/A       N/A

Percentage change in AUV             6.60%    12.43%     3.36%     7.21%     2.37%     1.05%     3.46%     1.10%       N/A       N/A

Ending Number of AUs (000s)          1,291     1,313     1,024       879       737       887       890       328       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST :
Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV                       $8.228    $7.210   $10.839   $10.331    $9.935       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $8.864    $8.228    $7.210   $10.839   $10.331       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             7.73%    14.12%   -33.48%     4.92%     3.99%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             12         3         3         1         0       N/A       N/A       N/A       N/A       N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV                      $11.043    $6.435   $15.653   $11.144   $10.036       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.590   $11.043    $6.435   $15.653   $11.144       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            14.01%    71.61%   -58.89%    40.46%    11.04%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             17        20        18        35         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST : (continued)
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV                       $1.000    $0.890    $1.299    $1.310    $1.088    $1.046    $0.914    $0.758    $0.916    $0.987
Ending AUV                          $1.176    $1.000    $0.890    $1.299    $1.310    $1.088    $1.046    $0.914    $0.758    $0.916

Percentage change in AUV            17.60%    12.36%   -31.49%    -0.84%    20.40%     4.02%    14.44%    20.58%   -17.25%    -7.19%

Ending Number of AUs (000s)            336       365       397       416       754       658       470     2,058     2,552     2,897

Fund Portfolio (inception date January 2, 2001)
Beginning AUV                       $0.917    $0.745    $1.151    $1.114    $0.971    $0.929    $0.850    $0.698    $0.877    $0.984
Ending AUV                          $1.047    $0.917    $0.745    $1.151    $1.114    $0.971    $0.929    $0.850    $0.698    $0.877

Percentage change in AUV            14.18%    23.09%   -35.27%     3.32%    14.73%     4.52%     9.29%    21.78%   -20.41%   -10.87%

Ending Number of AUs (000s)             81       100       165       161       368       368       389       469       195       136

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV                      $11.626    $7.367   $11.608   $11.149   $10.445   $10.003       N/A       N/A       N/A       N/A
Ending AUV                         $13.490   $11.626    $7.367   $11.608   $11.149   $10.445       N/A       N/A       N/A       N/A

Percentage change in AUV            16.03%    57.81%   -36.54%     4.12%     6.74%     4.42%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              3         6         4         6         3         0       N/A       N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV                      $10.117    $8.191   $12.540   $12.073   $10.904   $10.057       N/A       N/A       N/A       N/A
Ending AUV                         $11.762   $10.117    $8.191   $12.540   $12.073   $10.904       N/A       N/A       N/A       N/A

Percentage change in AUV            16.26%    23.51%   -34.68%     3.87%    10.72%     8.42%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              7         4         4         3         4         2       N/A       N/A       N/A       N/A

Money Market Portfolio (inception date May 1, 2005)
Beginning AUV                      $10.720   $10.853   $10.750   $10.402   $10.094   $10.001       N/A       N/A       N/A       N/A
Ending AUV                         $10.573   $10.720   $10.853   $10.750   $10.402   $10.094       N/A       N/A       N/A       N/A

Percentage change in AUV            -1.37%    -1.23%     0.96%     3.35%     3.05%     0.93%       N/A       N/A       N/A       N/A

Ending number of AUs (000s)              6         6         6         6         6         1       N/A       N/A       N/A       N/A

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV                      $11.730    $9.204   $10.570   $10.098   $10.019       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $12.883   $11.730    $9.204   $10.570   $10.098       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             9.83%    27.44%   -12.92%     4.67%     0.79%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              5         5         1         3         0       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.946    $1.248    $2.232    $2.177    $1.823    $1.657    $1.476    $1.005       N/A       N/A
Ending AUV                          $2.494    $1.946    $1.248    $2.232    $2.177    $1.823    $1.657    $1.476       N/A       N/A

Percentage change in AUV            28.16%    55.93%   -44.09%     2.53%    19.42%    10.02%    12.26%    46.87%       N/A       N/A

Ending Number of AUs (000s)            161       169       175       233       364       308       532       184       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.934    $1.451    $2.021    $2.094    $1.837    $1.716    $1.393    $0.998       N/A       N/A
Ending AUV                          $2.299    $1.934    $1.451    $2.021    $2.094    $1.837    $1.716    $1.393       N/A       N/A

Percentage change in AUV            18.87%    33.29%   -28.20%    -3.49%    13.99%     7.05%    23.19%    39.58%       N/A       N/A

Ending Number of AUs (000s)            232       233       281       290       481       723       530       132       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
Banking Fund (inception date May 1, 2004)
Beginning AUV                       $4.836    $5.079    $8.755   $12.177   $11.100   $11.576   $10.096       N/A       N/A       N/A
Ending AUV                          $5.391    $4.836    $5.079    $8.755   $12.177   $11.100   $11.576       N/A       N/A       N/A

Percentage change in AUV            11.48%    -4.78%   -41.99%   -28.10%     9.70%    -4.11%    14.66%       N/A       N/A       N/A

Ending Number of AUs (000s)              6         2        10         1         1         0         3       N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
Beginning AUV                      $16.682   $10.882   $20.213   $15.302   $12.688   $12.367    $9.969       N/A       N/A       N/A
Ending AUV                         $20.839   $16.682   $10.882   $20.213   $15.302   $12.688   $12.367       N/A       N/A       N/A

Percentage change in AUV            24.92%    53.30%   -46.16%    32.09%    20.60%     2.60%    24.05%       N/A       N/A       N/A

Ending Number of AUs (000s)              5         7        11        13         7         7         1       N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
Beginning AUV                      $10.057    $8.618    $9.907    $9.624   $10.095    $9.250    $9.795       N/A       N/A       N/A
Ending AUV                         $10.979   $10.057    $8.618    $9.907    $9.624   $10.095    $9.250       N/A       N/A       N/A

Percentage change in AUV             9.17%    16.70%   -13.01%     2.94%    -4.67%     9.14%    -5.56%       N/A       N/A       N/A

Ending Number of AUs (000s)              8         8        13         6         6         6         0       N/A       N/A       N/A

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV                       $5.574    $5.067   $10.081    $7.803    $9.635   $10.048       N/A       N/A       N/A       N/A
Ending AUV                          $5.938    $5.574    $5.067   $10.081    $7.803    $9.635       N/A       N/A       N/A       N/A

Percentage change in AUV             6.53%    10.01%   -49.74%    29.19%   -19.01%    -4.11%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              8         8         7         7         1         0       N/A       N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
Beginning AUV                      $11.499    $9.790   $12.959   $11.832   $10.218   $10.403   $10.096       N/A       N/A       N/A
Ending AUV                         $13.299   $11.499    $9.790   $12.959   $11.832   $10.218   $10.403       N/A       N/A       N/A

Percentage change in AUV            15.65%    17.46%   -24.45%     9.53%    15.80%    -1.78%     3.04%       N/A       N/A       N/A

Ending Number of AUs (000s)              2         2         1         1         1        18         1       N/A       N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                       $7.323    $5.426   $14.373   $13.478   $10.470   $11.037    $9.918       N/A       N/A       N/A
Ending AUV                          $8.996    $7.323    $5.426   $14.373   $13.478   $10.470   $11.037       N/A       N/A       N/A

Percentage change in AUV            22.85%    34.96%   -62.25%     6.64%    28.73%    -5.14%    11.28%       N/A       N/A       N/A

Ending Number of AUs (000s)              9         7         7         6         5         4         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Electronics Fund (inception date May 1, 2004)
Beginning AUV                       $7.548    $4.454    $9.055    $9.418    $9.319    $9.098    $9.740       N/A       N/A       N/A
Ending AUV                          $8.154    $7.548    $4.454    $9.055    $9.418    $9.319    $9.098       N/A       N/A       N/A

Percentage change in AUV             8.03%    69.47%   -50.81%    -3.85%     1.06%     2.43%    -6.59%       N/A       N/A       N/A

Ending Number of AUs (000s)              0         4         0         0         0         0         1       N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV                      $17.411   $12.748   $23.958   $18.239   $16.525   $12.095   $10.225       N/A       N/A       N/A
Ending AUV                         $20.440   $17.411   $12.748   $23.958   $18.239   $16.525   $12.095       N/A       N/A       N/A

Percentage change in AUV            17.40%    36.58%   -46.79%    31.36%    10.37%    36.63%    18.29%       N/A       N/A       N/A

Ending Number of AUs (000s)             25        26        31        24        28        49        14       N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
Beginning AUV                      $17.507   $10.931   $26.148   $19.343   $17.674   $12.085   $10.174       N/A       N/A       N/A
Ending AUV                         $21.761   $17.507   $10.931   $26.148   $19.343   $17.674   $12.085       N/A       N/A       N/A

Percentage change in AUV            24.30%    60.16%   -58.20%    35.18%     9.44%    46.25%    18.78%       N/A       N/A       N/A

Ending Number of AUs (000s)             16        22        30        33        20        39         9       N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $10.702    $8.000   $17.976   $16.124   $12.625   $12.038   $10.113       N/A       N/A       N/A
Ending AUV                          $9.416   $10.702    $8.000   $17.976   $16.124   $12.625   $12.038       N/A       N/A       N/A

Percentage change in AUV           -12.02%    33.78%   -55.50%    11.49%    27.71%     4.88%    19.03%       N/A       N/A       N/A

Ending Number of AUs (000s)              4         3         1         3         2         3         2       N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
Beginning AUV                       $6.515    $5.520   $10.776   $13.460   $11.692   $11.469   $10.048       N/A       N/A       N/A
Ending AUV                          $7.347    $6.515    $5.520   $10.776   $13.460   $11.692   $11.469       N/A       N/A       N/A

Percentage change in AUV            12.77%    18.03%   -48.78%   -19.94%    15.12%     1.94%    14.14%       N/A       N/A       N/A

Ending Number of AUs (000s)              8        10         6         0         2         1         0       N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV                       $1.094    $1.621    $1.135    $1.049    $1.098    $1.034    $0.967    $0.998       N/A       N/A
Ending AUV                          $1.189    $1.094    $1.621    $1.135    $1.049    $1.098    $1.034    $0.967       N/A       N/A

Percentage change in AUV             8.68%   -32.51%    42.82%     8.20%    -4.46%     6.19%     6.93%    -3.11%       N/A       N/A

Ending Number of AUs (000s)             70        50       115        57        54        43        18         2       N/A       N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV                      $10.831    $8.812   $11.893   $11.376   $10.975   $10.059   $10.065       N/A       N/A       N/A
Ending AUV                         $11.403   $10.831    $8.812   $11.893   $11.376   $10.975   $10.059       N/A       N/A       N/A

Percentage change in AUV             5.28%    22.91%   -25.91%     4.54%     3.65%     9.11%    -0.06%       N/A       N/A       N/A

Ending Number of AUs (000s)              7         7         8        46        31        17         3       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Internet Fund (inception date May 1, 2004)
Beginning AUV                      $11.391    $6.965   $12.813   $11.772   $10.882   $11.189    $9.793       N/A       N/A       N/A
Ending AUV                         $13.566   $11.391    $6.965   $12.813   $11.772   $10.882   $11.189       N/A       N/A       N/A

Percentage change in AUV            19.09%    63.55%   -45.64%     8.84%     8.18%    -2.74%    14.26%       N/A       N/A       N/A

Ending Number of AUs (000s)              2         2         0         0         1         2         3       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                       $5.231    $9.585    $6.043    $6.734    $8.729    $8.710   $10.077       N/A       N/A       N/A
Ending AUV                          $3.596    $5.231    $9.585    $6.043    $6.734    $8.729    $8.710       N/A       N/A       N/A

Percentage change in AUV           -31.26%   -45.43%    58.61%   -10.26%   -22.85%     0.22%   -13.57%       N/A       N/A       N/A

Ending Number of AUs (000s)             20        23        28         1         0         1         0       N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV                       $0.658    $0.559    $0.813    $0.863    $0.810    $0.866    $0.983    $1.000       N/A       N/A
Ending AUV                          $0.566    $0.658    $0.559    $0.813    $0.863    $0.810    $0.866    $0.983       N/A       N/A

Percentage change in AUV           -13.98%    17.71%   -31.24%    -5.79%     6.54%    -6.47%   -11.90%    -1.70%       N/A       N/A

Ending Number of AUs (000s)             32       108        76        47        30       147       456         4       N/A       N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV                       $6.139    $9.619    $7.257    $7.509    $7.917    $8.742    $9.942       N/A       N/A       N/A
Ending AUV                          $4.522    $6.139    $9.619    $7.257    $7.509    $7.917    $8.742       N/A       N/A       N/A

Percentage change in AUV           -26.34%   -36.18%    32.55%    -3.36%    -5.15%    -9.44%   -12.07%       N/A       N/A       N/A

Ending Number of AUs (000s)              1         1         1         0         0         0         0       N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
Beginning AUV                       $6.324   $10.704    $7.334    $8.383    $8.622    $8.634   $10.109       N/A       N/A       N/A
Ending AUV                          $4.910    $6.324   $10.704    $7.334    $8.383    $8.622    $8.634       N/A       N/A       N/A

Percentage change in AUV           -22.36%   -40.92%    45.95%   -12.51%    -2.77%    -0.14%   -14.59%       N/A       N/A       N/A

Ending Number of AUs (000s)             13        10        15         3         4         1         0       N/A       N/A       N/A

Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
Beginning AUV                       $5.937    $8.968    $7.294    $7.020    $8.086    $8.458    $9.964       N/A       N/A       N/A
Ending AUV                          $4.238    $5.937    $8.968    $7.294    $7.020    $8.086    $8.458       N/A       N/A       N/A

Percentage change in AUV           -28.62%   -33.80%    22.95%     3.90%   -13.18%    -4.40%   -15.11%       N/A       N/A       N/A

Ending Number of AUs (000s)              0         0         2         4         9         1         0       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV                       $0.618    $0.865    $0.630    $0.634    $0.695    $0.710    $0.802    $0.999       N/A       N/A
Ending AUV                          $0.506    $0.618    $0.865    $0.630    $0.634    $0.695    $0.710    $0.802       N/A       N/A

Percentage change in AUV           -18.12%   -28.55%    37.30%    -0.63%    -8.78%    -2.11%   -11.47%   -19.72%       N/A       N/A

Ending Number of AUs (000s)             49       100        45        25        23        36         6         2       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                       $8.957    $7.344   $11.113   $12.696   $12.246   $10.318    $9.875       N/A       N/A       N/A
Ending AUV                         $10.221    $8.957    $7.344   $11.113   $12.696   $12.246   $10.318       N/A       N/A       N/A

Percentage change in AUV            14.11%    21.96%   -33.92%   -12.47%     3.67%    18.69%     4.49%       N/A       N/A       N/A

Ending Number of AUs (000s)              1         1         0         3         4        23         0       N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV                       $8.548    $6.340   $12.630   $13.143   $10.794   $11.507   $10.021       N/A       N/A       N/A
Ending AUV                         $10.987    $8.548    $6.340   $12.630   $13.143   $10.794   $11.507       N/A       N/A       N/A

Percentage change in AUV            28.53%    34.83%   -49.80%    -3.90%    21.76%    -6.20%    14.83%       N/A       N/A       N/A

Ending Number of AUs (000s)              1         0         4         0         1         2         1       N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                       $1.496    $0.995    $2.235    $2.188    $2.009    $1.786    $1.483    $1.000       N/A       N/A
Ending AUV                          $2.029    $1.496    $0.995    $2.235    $2.188    $2.009    $1.786    $1.483       N/A       N/A

Percentage change in AUV            35.63%    50.35%   -55.48%     2.15%     8.91%    12.49%    20.43%    48.30%       N/A       N/A

Ending Number of AUs (000s)             65        59        91        62        40        28        18        19       N/A       N/A

NASDAQ-100(R) Fund
Beginning AUV                      $14.604    $9.744   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102   $23.627
Ending AUV                         $17.064   $14.604    $9.744   $17.012   $14.643   $14.039   $14.079   $13.058    $9.106   $15.102

Percentage change in AUV            16.84%    49.88%   -42.72%    16.18%     4.30%    -0.28%     7.82%    43.40%   -39.70%   -36.08%

Ending Number of AUs (000s)             53        52        58        66        84        99       116       164       185       126

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                       $8.784    $4.090   $15.138   $11.975   $11.581   $12.111    $9.767       N/A       N/A       N/A
Ending AUV                         $11.859    $8.784    $4.090   $15.138   $11.975   $11.581   $12.111       N/A       N/A       N/A

Percentage change in AUV            35.01%   114.77%   -72.98%    26.41%     3.40%    -4.38%    24.00%       N/A       N/A       N/A

Ending Number of AUs (000s)             11         7         8        13         5         5         2       N/A       N/A       N/A

Nova Fund
Beginning AUV                       $8.088    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405   $15.136
Ending AUV                          $9.568    $8.088    $6.053   $13.485   $13.523   $11.498   $11.214    $9.922    $7.229   $11.405

Percentage change in AUV            18.30%    33.62%   -55.11%    -0.28%    17.61%     2.53%    13.02%    37.25%   -36.62%   -24.65%

Ending Number of AUs (000s)             10        11        11        11        19        24        32        54        14        20

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV                      $17.186   $11.678   $19.279   $16.354   $13.658   $11.457    $9.998       N/A       N/A       N/A
Ending AUV                         $23.401   $17.186   $11.678   $19.279   $16.354   $13.658   $11.457       N/A       N/A       N/A

Percentage change in AUV            36.16%    47.17%   -39.43%    17.89%    19.74%    19.21%    14.59%       N/A       N/A       N/A

Ending Number of AUs (000s)             23        22        21        14        14         9         2       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Real Estate Fund (inception date May 1, 2004)
Beginning AUV                      $10.325    $8.359   $14.526   $18.215   $14.129   $13.372   $10.091       N/A       N/A       N/A
Ending AUV                         $12.713   $10.325    $8.359   $14.526   $18.215   $14.129   $13.372       N/A       N/A       N/A

Percentage change in AUV            23.13%    23.52%   -42.45%   -20.25%    28.92%     5.66%    32.51%       N/A       N/A       N/A

Ending Number of AUs (000s)              9         8        10        11        18        17         9       N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV                       $9.757    $6.861   $10.377   $12.041   $11.093   $10.665    $9.991       N/A       N/A       N/A
Ending AUV                         $12.041    $9.757    $6.861   $10.377   $12.041   $11.093   $10.665       N/A       N/A       N/A

Percentage change in AUV            23.41%    42.21%   -33.88%   -13.82%     8.55%     4.01%     6.75%       N/A       N/A       N/A

Ending Number of AUs (000s)              0         1         1         0         0         1         0       N/A       N/A       N/A

Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                       $1.382    $1.052    $2.193    $2.385    $2.001    $1.953    $1.581    $1.000       N/A       N/A
Ending AUV                          $1.879    $1.382    $1.052    $2.193    $2.385    $2.001    $1.953    $1.581       N/A       N/A

Percentage change in AUV            35.96%    31.37%   -52.03%    -8.05%    19.19%     2.46%    23.53%    58.10%       N/A       N/A

Ending Number of AUs (000s)             25        37        32        38        62        40        71        64       N/A       N/A

Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV                       $3.992    $2.981    $8.942   $10.374    $9.620       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $5.838    $3.992    $2.981    $8.942   $10.374       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            46.24%    33.91%   -66.66%   -13.80%     7.84%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             17         3         1         0         0       N/A       N/A       N/A       N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                       $6.498    $4.502   $14.261   $14.375   $11.784   $11.559   $10.054       N/A       N/A       N/A
Ending AUV                          $8.039    $6.498    $4.502   $14.261   $14.375   $11.784   $11.559       N/A       N/A       N/A

Percentage change in AUV            23.71%    44.34%   -68.43%    -0.79%    21.99%     1.95%    14.97%       N/A       N/A       N/A

Ending Number of AUs (000s)              5        10        11         7         4         3        12       N/A       N/A       N/A

S&P 500 Pure Growth (inception date July 15, 2004)
Beginning AUV                       $9.751    $6.716   $11.319   $10.942   $10.527   $10.489    $9.955       N/A       N/A       N/A
Ending AUV                         $12.022    $9.751    $6.716   $11.319   $10.942   $10.527   $10.489       N/A       N/A       N/A

Percentage change in AUV            23.29%    45.19%   -40.67%     3.45%     3.94%     0.36%     5.36%       N/A       N/A       N/A

Ending Number of AUs (000s)              4        12         1         2         2         2         0       N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                       $9.380    $6.289   $12.422   $13.313   $11.473   $11.167    $9.964       N/A       N/A       N/A
Ending AUV                         $11.129    $9.380    $6.289   $12.422   $13.313   $11.473   $11.167       N/A       N/A       N/A

Percentage change in AUV            18.65%    49.15%   -49.37%    -6.69%    16.04%     2.74%    12.07%       N/A       N/A       N/A

Ending Number of AUs (000s)             11        12        10         6        12         7         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                      $12.873    $8.324   $13.221   $12.364   $12.157   $11.060   $10.057       N/A       N/A       N/A
Ending AUV                         $16.829   $12.873    $8.324   $13.221   $12.364   $12.157   $11.060       N/A       N/A       N/A

Percentage change in AUV            30.73%    54.65%   -37.04%     6.93%     1.70%     9.92%     9.97%       N/A       N/A       N/A

Ending Number of AUs (000s)             14         7         3        13         3         4         0       N/A       N/A       N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                      $11.144    $7.279   $13.097   $13.959   $12.091   $11.319   $10.040       N/A       N/A       N/A
Ending AUV                         $13.202   $11.144    $7.279   $13.097   $13.959   $12.091   $11.319       N/A       N/A       N/A

Percentage change in AUV            18.47%    53.10%   -44.42%    -6.18%    15.45%     6.82%    12.74%       N/A       N/A       N/A

Ending Number of AUs (000s)              3        11        12         5         4         1         0       N/A       N/A       N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                      $10.810    $8.183   $12.635   $12.828   $12.075   $11.530   $10.056       N/A       N/A       N/A
Ending AUV                         $13.367   $10.810    $8.183   $12.635   $12.828   $12.075   $11.530       N/A       N/A       N/A

Percentage change in AUV            23.65%    32.10%   -35.24%    -1.50%     6.24%     4.73%    14.66%       N/A       N/A       N/A

Ending Number of AUs (000s)              6         5         1         1         1         9         0       N/A       N/A       N/A

S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                       $9.669    $6.043   $10.846   $13.812   $11.750   $11.497   $10.043       N/A       N/A       N/A
Ending AUV                         $11.928    $9.669    $6.043   $10.846   $13.812   $11.750   $11.497       N/A       N/A       N/A

Percentage change in AUV            23.36%    60.00%   -44.28%   -21.47%    17.55%     2.20%    14.48%       N/A       N/A       N/A

Ending Number of AUs (000s)              6         9         6         3         4         1         0       N/A       N/A       N/A

SGI All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV                       $9.325    $7.988   $10.808   $10.275    $9.908       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.330    $9.325    $7.988   $10.808   $10.275       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV            10.78%    16.74%   -26.09%     5.19%     3.70%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              4         2         0         0         0       N/A       N/A       N/A       N/A       N/A

SGI All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV                       $9.671    $9.335   $10.617   $10.115    $9.984       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.242    $9.671    $9.335   $10.617   $10.115       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             5.90%     3.60%   -12.07%     4.96%     1.31%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              2         0        11        10        11       N/A       N/A       N/A       N/A       N/A

SGI All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV                       $9.660    $8.763   $10.783   $10.263    $9.952       N/A       N/A       N/A       N/A       N/A
Ending AUV                         $10.274    $9.660    $8.763   $10.783   $10.263       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             6.36%    10.24%   -18.73%     5.07%     3.13%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             19        13        11         2         2       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
SGI CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV                      $10.801    $7.857   $14.002   $12.481   $11.267   $10.041       N/A       N/A       N/A       N/A
Ending AUV                         $12.263   $10.801    $7.857   $14.002   $12.481   $11.267       N/A       N/A       N/A       N/A

Percentage change in AUV            13.54%    37.47%   -43.89%    12.19%    10.77%    12.21%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             82        87        86        82        76         0       N/A       N/A       N/A       N/A

SGI CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV                       $9.821    $8.125   $11.783   $11.250   $10.527   $10.027       N/A       N/A       N/A       N/A
Ending AUV                         $10.748    $9.821    $8.125   $11.783   $11.250   $10.527       N/A       N/A       N/A       N/A

Percentage change in AUV             9.44%    20.87%   -31.04%     4.74%     6.87%     4.99%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)             34        40        40        41        38         0       N/A       N/A       N/A       N/A

SGI Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV                       $8.061    $8.453   $10.547   $10.301    $9.996       N/A       N/A       N/A       N/A       N/A
Ending AUV                          $8.441    $8.061    $8.453   $10.547   $10.301       N/A       N/A       N/A       N/A       N/A

Percentage change in AUV             4.71%    -4.64%   -19.85%     2.39%     3.05%       N/A       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              0         0         0         0        10       N/A       N/A       N/A       N/A       N/A

SGI U.S. Long Short Momentum Fund (inception date May 1, 2003)
Beginning AUV                       $1.492    $1.189    $2.034    $1.681    $1.530    $1.364    $1.250    $1.002       N/A       N/A
Ending AUV                          $1.636    $1.492    $1.189    $2.034    $1.681    $1.530    $1.364    $1.250       N/A       N/A

Percentage change in AUV             9.65%    25.48%   -41.54%    21.00%     9.87%    12.17%     9.12%    24.75%       N/A       N/A

Ending Number of AUs (000s)             22        22        26        18        11        24         6        16       N/A       N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                       $6.924    $8.343    $8.015    $9.122   $10.350   $10.120       N/A       N/A       N/A       N/A
Ending AUV                          $6.520    $6.924    $8.343    $8.015    $9.122   $10.350       N/A       N/A       N/A       N/A

Percentage change in AUV            -5.83%   -17.01%     4.09%   -12.14%   -11.86%     2.27%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              0         0         1         0         0         0       N/A       N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
Beginning AUV                       $9.986    $6.508   $12.091   $11.109   $10.639   $10.463    $9.844       N/A       N/A       N/A
Ending AUV                         $11.032    $9.986    $6.508   $12.091   $11.109   $10.639   $10.463       N/A       N/A       N/A

Percentage change in AUV            10.47%    53.44%   -46.17%     8.84%     4.42%     1.68%     6.29%       N/A       N/A       N/A

Ending Number of AUs (000s)              8         8         7         7        21         5         0       N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV                       $9.379    $7.391   $13.712   $12.732   $10.803   $10.829    $9.887       N/A       N/A       N/A
Ending AUV                         $10.590    $9.379    $7.391   $13.712   $12.732   $10.803   $10.829       N/A       N/A       N/A

Percentage change in AUV            12.91%    26.90%   -46.10%     7.70%    17.86%    -0.24%     9.53%       N/A       N/A       N/A

Ending Number of AUs (000s)              1         5         6         7         7         0         0       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Transportation Fund (inception date May 1, 2004)
Beginning AUV                      $10.921    $9.435   $12.802   $14.229   $13.437   $12.561   $10.022       N/A       N/A       N/A
Ending AUV                         $13.369   $10.921    $9.435   $12.802   $14.229   $13.437   $12.561       N/A       N/A       N/A

Percentage change in AUV            22.42%    15.75%   -26.30%   -10.03%     5.89%     6.97%    25.33%       N/A       N/A       N/A

Ending Number of AUs (000s)              1         0         1         0         1         1         1       N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
Beginning AUV                       $1.006    $1.020    $1.023    $0.999    $0.975    $0.970    $0.981    $0.995    $1.004    $1.000
Ending AUV                          $0.993    $1.006    $1.020    $1.023    $0.999    $0.975    $0.970    $0.981    $0.995    $1.004

Percentage change in AUV            -1.29%    -1.37%    -0.29%     2.40%     2.46%     0.52%    -1.12%    -1.41%    -0.90%     0.40%

Ending Number of AUs (000s)            875       813       725       910       914     1,246     1,208     1,215       575         3

Utilities Fund (inception date May 1, 2004)
Beginning AUV                      $13.003   $11.588   $16.687   $14.994   $12.570   $11.529   $10.058       N/A       N/A       N/A
Ending AUV                         $13.705   $13.003   $11.588   $16.687   $14.994   $12.570   $11.529       N/A       N/A       N/A

Percentage change in AUV             5.40%    12.21%   -30.56%    11.29%    19.28%     9.03%    14.63%       N/A       N/A       N/A

Ending Number of AUs (000s)              3         4         7        11        10        17         5       N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                      $11.779   $11.205   $12.948   $11.117    $9.659    $9.880       N/A       N/A       N/A       N/A
Ending AUV                         $10.964   $11.779   $11.205   $12.948   $11.117    $9.659       N/A       N/A       N/A       N/A

Percentage change in AUV            -6.92%     5.12%   -13.46%    16.47%    15.09%    -2.24%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)              2         4         5         2         1         0       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
Global Technology Portfolio
Beginning AUV                       $0.629    $0.394    $0.670    $0.589    $0.508    $0.477    $0.465    $0.347    $0.516    $0.673
Ending AUV                          $0.714    $0.629    $0.394    $0.670    $0.589    $0.508    $0.477    $0.465    $0.347    $0.516

Percentage change in AUV            13.51%    59.64%   -41.19%    13.75%    15.94%     6.50%     2.58%    34.01%   -32.75%   -23.33%

Ending Number of AUs (000s)            312       310       299       333       499       455       495       518       602       726
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV                       $1.567    $1.094    $1.968    $2.097    $1.837    $1.625    $1.374    $1.000       N/A       N/A
Ending AUV                          $1.763    $1.567    $1.094    $1.968    $2.097    $1.837    $1.625    $1.374       N/A       N/A

Percentage change in AUV            12.51%    43.24%   -44.41%    -6.15%    14.15%    13.05%    18.27%    37.40%       N/A       N/A

Ending Number of AUs (000s)            667       722       678       684       714       525       361        98       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                       $2.259    $1.075    $3.095    $2.281    $1.658    $1.274    $1.026    $0.675    $0.705    $0.728
Ending AUV                          $2.826    $2.259    $1.075    $3.095    $2.281    $1.658    $1.274    $1.026    $0.675    $0.705

Percentage change in AUV            25.10%   110.14%   -65.27%    35.69%    37.58%    30.14%    24.17%    52.00%    -4.23%    -3.19%

Ending Number of AUs (000s)            578       761       693       808       922     1,095     1,352     1,100     1,104     1,348

Global Bond Fund
Beginning AUV                       $1.722    $1.648    $1.613    $1.491    $1.420    $1.485    $1.380    $1.184    $0.987    $1.055
Ending AUV                          $1.803    $1.722    $1.648    $1.613    $1.491    $1.420    $1.485    $1.380    $1.184    $0.987

Percentage change in AUV             4.70%     4.49%     2.17%     8.18%     5.00%    -4.38%     7.61%    16.55%    19.96%    -6.45%

Ending Number of AUs (000s)            246       272       323       309       379       597       808       534       515       230
------------------------------------------------------------------------------------------------------------------------------------

                                      2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
Global Hard Assets Fund
Beginning AUV                       $3.487    $2.245    $4.226    $2.949    $2.402    $1.606    $1.314    $0.918    $0.958    $1.085
Ending AUV                          $4.444    $3.487    $2.245    $4.226    $2.949    $2.402    $1.606    $1.314    $0.918    $0.958

Percentage change in AUV            27.44%    55.32%   -46.88%    43.30%    22.77%    49.56%    22.22%    43.14%    -4.21%   -11.67%

Ending Number of AUs (000s)            487       537       581       945       887     1,112     1,092     1,215     1,116       588

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV                       $1.020    $0.908    $1.060    $1.033    $0.964    $0.976    $0.993    $1.000       N/A       N/A
Ending AUV                          $1.056    $1.020    $0.908    $1.060    $1.033    $0.964    $0.976    $0.993       N/A       N/A

Percentage change in AUV             3.53%    12.33%   -14.34%     2.61%     7.16%    -1.23%    -1.71%    -0.70%       N/A       N/A

Ending Number of AUs (000s)             33        23        11        92       136        14        13       431       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV                      $11.754    $8.495   $15.484   $12.838   $11.355    $9.904       N/A       N/A       N/A       N/A
Ending AUV                         $15.710   $11.754    $8.495   $15.484   $12.838   $11.355       N/A       N/A       N/A       N/A

Percentage change in AUV            33.66%    38.36%   -45.14%    20.61%    13.06%    14.65%       N/A       N/A       N/A       N/A

Ending Number of AUs (000s)            139       147       162       185       201       225       N/A       N/A       N/A       N/A

Opportunity Fund
Beginning AUV                       $2.213    $1.519    $2.572    $2.447    $2.211    $2.078    $1.783    $1.319    $1.828    $1.926
Ending AUV                          $2.701    $2.213    $1.519    $2.572    $2.447    $2.211    $2.078    $1.783    $1.319    $1.828

Percentage change in AUV            22.05%    45.69%   -40.94%     5.11%    10.67%     6.40%    16.55%    35.18%   -27.84%    -5.09%

Ending Number of AUs (000s)            689       770       802       896     1,055     1,324     1,677     1,710     2,069     1,836
------------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C
      Deductions for Taxes -- Qualified and Nonqualified Annuity Contracts

                                 Upon
                                Premium       Upon
State                           Payment  Annuitization  Nonqualified   Qualified
-----                           -------  -------------  ------------   ---------
California                                     X           2.35%        0.50%
Maine                               X                      2.00%(1)
Nevada                                         X           3.50%
South Dakota                        X                      1.25%(2)
Texas                                          X           0.04%(3)     0.04%
West Virginia                                  X           1.00%        1.00%
Wyoming                             X                      1.00%
Commonwealth of Puerto Rico         X                      1.00%(4)     1.00%


NOTE: The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".

--------------------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

                                PRIVACY NOTICE of
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2011
We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:
o The Medical Information Bureau o Consumer Reporting Agencies
o Service Providers who conduct marketing services on our behalf
o Motor Vehicle Bureaus
o Other Data Providers

Data we collect may include:
o Name, address, e-mail address, phone number
o Social Security Number
o Demographic Data
o Health data (for life insurance buyers) or other data about illness, disability or injury
o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:
o Insurance companies, agents, reinsurers
o Group policyholders for purpose of reporting claims experience
o Medical Laboratories and Prescription or Pharmacy Database Managers
o Medical Information and Motor Vehicle Bureaus or similar institutions
o A court or governmental agency when there is a lawful request
o Law enforcement officials to prevent criminal activity and/or fraud
o Service providers that perform marketing services for us Service providers that perform administrative services for us
o Joint Marketing Partners o Unaffiliated Fund Families
o Unaffiliated Third Parties
o Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:
o Underwrite policies
o Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information ........................................................ B-3
  General Information Regarding Jefferson National Life Insurance Company .. B-3
  Jefferson National Life Annuity Account E ................................ B-3
Certain Federal Income Tax Consequences .................................... B-3
Published Ratings .......................................................... B-7
Administration ............................................................. B-7
Annuity Provisions ......................................................... B-7
Distribution ............................................................... B-7
Reduction or Elimination of the Contingent Deferred Sales Charge ........... B-8
Arrangements Regarding Frequent Purchases and Redemptions .................. B-8
Financial Statements ....................................................... B-8

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form #
 JNL-ACHEDU-SAI-E-0509) dated May 1, 2011 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

 Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,

--------------------------------------------------------------------------------
                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2011, Jefferson National Life Insurance Company       JNL-ACHEDU-PROS-E-0511

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 1, 2011. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $122,000 for single filers, $179,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011). However, for single filers with modified adjusted gross income in excess of $107,000, but less than $122,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $169,000, but less than $179,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2011.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                       JEFFERSON NATIONAL LIFE
                             INSURANCE COMPANY

                       STATUTORY BASIS FINANCIAL STATEMENTS
                                  AND SUPPLEMENTAL MATERIAL
               YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                        The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                       JEFFERSON NATIONAL LIFE
                             INSURANCE COMPANY

--------------------------------------------------------------------------------
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                    YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                   CONTENTS

--------------------------------------------------------------------------------

     INDEPENDENT AUDITORS' REPORT                                       3-4

     STATUTORY BASIS FINANCIAL STATEMENTS:
        Statements of admitted assets, liabilities and capital
          and surplus                                                     5
        Statements of operations                                          6
        Statements of changes in capital and surplus                      7
        Statements of cash flows                                          8
        Notes to statutory basis financial statements                  9-49

     INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL               50

     SUPPLEMENTAL MATERIAL:
        Selected financial data                                       51-52
        Summary investment schedule
        Investment risk interrogatories
        Qualifications letter
        Internal control letter

[BDO LOGO]                         Tel:  +212 885-8000        100 Park Avenue
                                   Fax:  +212 697-1299        New York, NY 10017
                                   WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2010 and 2009, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2010, 2009 and 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2010 and 2009 or the results of its operations or its cash flows for the years ended December 31, 2010, 2009 and 2008.

[BDO LOGO]

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for the years ended December 31, 2010, 2009 and 2008 in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

BDO USA, LLP

Certified Public Accountants

New York, New York

April 27, 2011

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                  2010         2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds at amortized cost                              $  238,251   $  403,382
   Preferred stock                                          20,641       26,642
   Common stock                                              8,761        3,425
   Mortgage loan trusts                                     14,417       15,328
   Mortgage loans on real estate                             1,510        1,683
   Investment in real estate                                   705          632
   Policyholder loans                                        7,961       13,910
   Cash and short-term investments                         217,679       35,739
   Intercompany note                                           952          952
   Other invested assets                                         5           --
   Derivatives                                                 106          318
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                           510,988      502,011
Accrued investment income                                    7,498        8,727
Amounts recoverable on reinsurance ceded                     2,276        1,467
Other admitted assets                                        1,218        1,229
Separate account assets                                  1,244,123    1,058,692
--------------------------------------------------------------------------------
                                                        $1,766,103   $1,572,126
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                         $  214,197   $  422,617
   Claim reserves                                             (260)         (71)
   Accounts payable and accrued expenses                       253          147
   Payable on reinsurance                                  205,918          688
   Due to parent and affiliates                                740          301
   Asset valuation reserve                                     954          174
   Interest maintenance reserve                              3,153        2,091
   Transfers from separate accounts                         (4,071)      (5,282)
   Borrowed funds                                           66,597       63,845
   Other liabilities                                         5,494        3,019
   Separate account liabilities                          1,244,123    1,058,692
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                  1,737,098    1,546,221
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized,1,043,565 shares issued and
     outstanding                                             5,009        5,009
   Paid-in surplus                                          26,991       26,991
   Unassigned deficit                                      (11,830)      (7,659)
   Special surplus funds                                     8,835        1,564
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                             29,005       25,905
--------------------------------------------------------------------------------
                                                        $1,766,103   $1,572,126
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                           2010        2009        2008
-----------------------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations                $   (5,373)  $ 147,792   $ 181,411
   Net investment income                                        23,250      25,012      24,605
   Reserve adjustment on reinsurance ceded                      (6,556)     (8,264)    (14,766)
   Commission and expense allowances on reinsurance ceded        6,017       1,861       2,319
   Amortization of interest maintenance reserve                  1,142        (57)          66
   Fee income                                                    6,799       6,515       9,263
   Other revenues                                                4,329       4,583       4,895
-----------------------------------------------------------------------------------------------
      TOTAL REVENUES                                            29,608     177,442     207,793
-----------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits                              145,870     162,463     201,325
   Increase (decrease) in policy and contract reserves        (208,443)    (26,305)      5,118
   Other benefits                                                4,056       4,568       5,125
   Commissions                                                   2,028       2,216       3,615
   General and administrative expenses                          15,929      12,871      17,633
   Taxes, licenses and fees                                        341        (393)         66
   Net transfers to (from) separate accounts                    64,505      17,617     (16,964)
   Other expenses                                                   78          35         327
-----------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                               24,364     173,072     216,245
-----------------------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME
        TAX PROVISION AND NET REALIZED CAPITAL LOSSES            5,244       4,370      (8,452)
FEDERAL INCOME TAX PROVISION                                        --          --          --
-----------------------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS BEFORE NET REALIZED
        CAPITAL LOSSES                                           5,244       4,370      (8,452)
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR            (7,156)     (2,991)     (6,391)
-----------------------------------------------------------------------------------------------
NET INCOME (LOSS)                                           $   (1,912)  $   1,379   $ (14,843)
===============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                             2010      2009        2008
-----------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 25,905   $23,341   $  41,081
-----------------------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                              (1,912)    1,379     (14,843)
   Change in net unrealized capital gains (losses)                   610      (688)        (70)
   Change in deferred income tax                                   2,863      (991)      2,176
   Change in nonadmitted assets                                   (4,952)      541      (3,058)
   Change in asset valuation reserve                                (780)      155       2,535
   Paid-in surplus                                                    --     3,000          --
   Change in surplus as a result of reinsurance, net of tax        7,271      (832)       (832)
   Dividends to shareholder                                           --        --      (3,648)
-----------------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                   3,100     2,564     (17,740)
-----------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 29,005   $25,905   $  23,341
===============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                         2010         2009         2008
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                                  $   (5,373)  $  147,229   $  180,814
   Net investment income                                                      23,967       23,543       25,171
   Miscellaneous income                                                       17,144       12,960       16,478
---------------------------------------------------------------------------------------------------------------
            TOTAL INCOME RECEIVED                                             35,738      183,732      222,463
---------------------------------------------------------------------------------------------------------------
   Benefit and loss related payments                                         157,358      173,946      222,402
   Net transfers to separate accounts                                         63,294       10,587      (18,050)
   Commissions, expenses paid and aggregate write-ins for
     deductions                                                               18,180       14,874       21,537
---------------------------------------------------------------------------------------------------------------
            TOTAL OPERATING EXPENSES PAID                                    238,832      199,407      225,889
---------------------------------------------------------------------------------------------------------------
            NET CASH USED IN OPERATING ACTIVITIES                           (203,094)     (15,675)      (3,426)
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
         Bonds and stocks                                                    367,475      157,295      138,950
         Mortgage loans                                                        1,322        1,218          365
         Real estate                                                             189           --           --
         Other invested assets                                                   584          264          171
         Miscellaneous proceeds                                                  318           --          468
---------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENT PROCEEDS                                        369,888      158,777      139,954
---------------------------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                                      (192,411)    (173,249)    (131,505)
      Mortgage loans                                                            (550)          --      (10,353)
      Real estate                                                               (283)        (632)          --
      Other invested assets                                                   (2,400)        (952)      (1,000)
      Miscellaneous investments                                                 (106)        (318)          --
---------------------------------------------------------------------------------------------------------------
            TOTAL COST OF INVESTMENTS ACQUIRED                              (195,750)    (175,151)    (142,858)
---------------------------------------------------------------------------------------------------------------
   Net decrease in policy loans                                                5,925        2,537          816
---------------------------------------------------------------------------------------------------------------
            NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              180,063      (13,837)      (2,088)
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
      Borrowed funds                                                           2,752       53,817       10,000
      Net deposit-type contract fund and other liabilities                        23         (822)      (1,747)
      Dividends to stockholders                                                   --           --       (3,648)
      Other cash applied                                                     202,196       (2,065)      (2,401)
      Paid-in surplus                                                             --        3,000           --
---------------------------------------------------------------------------------------------------------------
            NET CASH PROVIDED BY FINANCING ACTIVITIES AND
              MISCELLANEOUS SOURCES                                          204,971       53,930        2,204
---------------------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                181,940       24,418       (3,310)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                          35,739       11,321       14,631
---------------------------------------------------------------------------------------------------------------
   End of year                                                            $  217,679   $   35,739   $   11,321
===============================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

1.    ORGANIZATION       Jefferson   National   Life   Insurance   Company  (the
                         "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas.
                         The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

                         The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp.("JN Financial").

                         The following states represented premiums collected in excess of 5% of total premiums in 2010, 2009 and 2008:

                                           2010      2009      2008
                         -------------------------------------------
                         Texas              14%       16%       16%
                         California         12%       10%       10%
                         Pennsylvania        6%        8%       N/A
                         Colorado            5%        7%       N/A
                         Illinois           N/A        7%       N/A
                         Florida             6%        6%        8%
                         Michigan           N/A       N/A        6%
                         Ohio               N/A       N/A        6%
                         ===========================================

                         As of December 31, 2007, JN Financial was a wholly-owned subsidiary of Inviva, Inc. ("Inviva") and JNF Holding Company, Inc. ("JNF"), collectively.
                         Effective January 3, 2008, Inviva completed a restructuring transaction whereby it exchanged $111,500 of debt ($91,500 principal and $20,000 accrued interest) for (a) cash and new debt of approximately $9,000 and $7,600, including future interest payments, respectively; and (b) a portion of its equity interest in JN Financial. The new debt resides at JN Financial, but will ultimately be serviced by the Company at an annual cost of approximately $300 to $500. On January 2, 2008, to facilitate the restructuring, the Company paid a $3,648 extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2010, Inviva remains a shareholder of JN Financial through its direct and indirect investments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

2.    BASIS OF           The  statutory  basis  financial  statements  have been
      PRESENTATION       prepared   on  the   basis  of   accounting   practices
                         prescribed  or  permitted  by the Texas  Department  of
                         Insurance  (the   "Department").   Insurance  companies
                         domiciled  in Texas are  required to prepare  statutory
                         basis  financial  statements  in  accordance  with  the
                         National   Association   of  Insurance   Commissioners'
                         ("NAIC")  ACCOUNTING  PRACTICES AND  PROCEDURES  manual
                         ("NAIC   SAP"),   subject  to   certain   modifications
                         prescribed  or  permitted  by  the  Department  ("Texas
                         SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The
                         Company has no such practices.

                         Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                         o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                         o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                         o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                         o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         o bonds are carried principally at amortized cost, but at fair value for GAAP;

                         o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                         o    assets  and   liabilities   are  reported  net  of
                              reinsurance for statutory purposes and gross of reinsurance for GAAP;

                         o    premiums  from  interest   sensitive  and  annuity
                              policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                         o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                         o goodwill and other intangibles are subject to certain limitations as admitted assets;

                         o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP 91. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability; and

                         o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2010, 2009 and 2008 is as follows:


                                                                        Net income (loss)              Capital and surplus
                                                                 ------------------------------   ------------------------------
                                                                    Year ended December 31,               December 31,
                                                                 ------------------------------   ------------------------------
                                                                   2010       2009      2008        2010       2009       2008
                         --------------------------------------------------------------------------------------------------------

                         Statutory amounts                       $ (1,912)  $  1,379   $(14,843)  $ 29,005   $ 25,905   $ 23,341
                         Add (deduct) adjustments:
                            Investments                            15,817        757        694     12,772      3,006    (35,782)
                            Deferred acquisition
                               costs and valuation of
                               business acquired                   (7,850)    (1,124)    (4,534)    28,297     38,606     57,929
                            Goodwill and other
                               intangibles                             --         --         --      5,462      5,462      5,462
                            Nonadmitted assets                         --         --         --      2,605        558         --
                            Policy reserves                         2,440        585      5,861     (4,908)    (7,374)    (7,939)
                            Deferred taxes                             --         --       (863)        --         --         --
                            Ceding commissions                     (5,138)      (832)      (832)        --         --         --
                            Other                                      91        (94)        --          3          2         29
                         --------------------------------------------------------------------------------------------------------
                         GAAP-basis amounts                      $  3,448   $    671   $(14,517)  $ 73,236   $ 66,165   $ 43,040
                         ========================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

3.    SUMMARY OF         INVESTMENTS
      SIGNIFICANT
      ACCOUNTING
      POLICIES           BONDS - Bonds not in default  are  generally  stated at
                         amortized  cost  using the  interest  method or at fair
                         value for NAIC rated 6 securities.  All other bonds are
                         stated at the lower of  amortized  cost or fair  value.
                         Mortgage-backed  securities and  structured  securities
                         not in default are stated at amortized cost, net of any
                         other  than  temporary  impairment,  or  the  lower  of
                         amortized   cost   or   fair   value.   Mortgage-backed
                         securities  are  adjusted  for  changes  in  prepayment
                         assumptions   using  the  retrospective   method.   The
                         retrospective  method is used to value  all  securities
                         except for interest only securities or securities where
                         the yield had become  negative;  these are valued using
                         the  prospective  method.  Prepayment  assumptions  for
                         loan-backed   bonds  and  structured   securities  were
                         obtained  from the broker at the date of  purchase  and
                         are  updated   semi-annually   based  on  market  rate.
                         Mortgage-backed  and  structured  securities in default
                         are valued at the lower of  amortized  cost (net of any
                         other  than  temporary   impairments)  or  undiscounted
                         estimated   future   cash  flows.   Investment   market
                         valuations are prescribed by the NAIC.

                         Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                         PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through
                         3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         POLICY LOANS - Policy loans are reported at unpaid balances.

                         SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                         MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

                         MORTGAGE  LOANS ON REAL  ESTATE -  Mortgage  loans  are
                         reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DERIVATIVES - At December 31, 2010, the Company held S&P puts with a notional amount of $12,300, a cost of $488 and a market value of $106. At December 31, 2009, the Company held S&P puts with a notional amount of $10,000, a cost of $821 and a market value of $318. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company uses hedge accounting and reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations. The total realized loss due to market value changes, sales and expirations in 2010 was $914. In 2009, the Company reported the unrealized loss of $503 as a change in unassigned surplus.

                         INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance.

                         OTHER INVESTED ASSETS - Other invested assets at December 31, 2010 represent investments in a hedge fund and a limited partnership interest. The hedge fund is comprised of asset-backed and mortgage-backed securities. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of underlying equity of the investee. The partnership has been nonadmitted for statutory reporting purposes as of December 31, 2010.

                         REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                         ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                         NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                         SPECIAL SURPLUS FUNDS

                         Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                         POLICY AND CONTRACT RESERVES

                         Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                         LIFE RESERVES

                         Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                         The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                         ANNUITY RESERVES

                         Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

                         Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

                         Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         BORROWED FUNDS

                         The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2010, the Company owned $3,833 of FHLB capital stock and has pledged collateral of $65,163 in carrying value of RMBS securities. At December 31, 2009, the Company owned $3,425 of FHLB common stock and had pledged RMBS with a fair value of $66,620 as collateral. As of December 31, 2010, the Company had drawn $77,000 in FHLB advances with an unpaid balance of $66,467 as of December 31, 2010. As of December 31, 2009, the Company had drawn $67,000 in FHLB advances with an unpaid balance of $63,706. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

                         REINSURANCE

                         Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                         FEDERAL INCOME TAX

                         The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DEFERRED INCOME TAXES

                         Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                         SEPARATE ACCOUNT ASSETS/LIABILITIES

                         Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                         PREMIUMS AND ANNUITY CONSIDERATIONS

                         Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                         FEE INCOME

                         Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GENERAL AND ADMINISTRATIVE EXPENSES

                         General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                         ESTIMATES

                         The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

4.    INVESTMENTS        FIXED MATURITY AND EQUITY SECURITIES

                         The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2010 are as follows:

                                                                         Gross unrealized       NAIC
                                                          Amortized   ---------------------    market
                                                            cost        Gains      Losses       value
                         -------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                 $   8,244   $     388   $      --   $   8,632
                            States and political
                               subdivisions                  15,761         142        (708)     15,195
                            Corporate bonds                 113,321       6,785        (881)    119,225
                            Mortgage-backed
                               securities:
                                  U.S. government
                                     agencies                16,970       1,529          (2)     18,497
                                  Corporate                  83,955       2,543        (609)     85,889
                         -------------------------------------------------------------------------------
                                                            238,251      11,387      (2,200)    247,438
                         Preferred stock                     20,641          23        (472)     20,192
                         Common stock                         8,833          --         (72)      8,761
                         -------------------------------------------------------------------------------
                         Total                            $ 267,725   $  11,410   $  (2,744)  $ 276,391
                         ===============================================================================

                         The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2009 are as follows:

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                         Gross unrealized       NAIC
                                                          Amortized   ---------------------    market
                                                            cost        Gains      Losses       value
                         -------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                 $  12,428   $     533   $      (5)  $  12,956
                            States and political
                               subdivisions                   1,036          16         (11)      1,041
                            Corporate bonds                 201,326       8,834      (5,530)    204,630
                            Mortgage-backed
                               securities:
                                  U.S. government
                                     agencies                58,951       3,331         (13)     62,269
                                  Corporate                 129,641       2,463      (5,915)    126,189
                         -------------------------------------------------------------------------------
                                                            403,382      15,177     (11,474)    407,085
                         Preferred stock                     26,642           2      (5,111)     21,533
                         Common stock                         3,425          --          --       3,425
                         -------------------------------------------------------------------------------
                         Total                            $ 433,449   $  15,179   $ (16,585)  $ 432,043
                         ===============================================================================

                         As of December 31, 2010 and 2009, the Company had fixed maturity securities with a statement value of $13,044 and $13,159, respectively, on deposit with various state regulatory agencies.

                         The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2010 are as follows:

                                                                      Amortized   NAIC market
                                                                        cost        value
                         ---------------------------------------------------------------------
                         Due in one year or less                       $  4,993      $  5,076
                         Due after one year through five years           38,611        39,830
                         Due after five years through ten years          63,945        68,614
                         Due after ten years                             29,777        29,532
                         Mortgage-backed securities                     100,925       104,386
                         ---------------------------------------------------------------------
                         Total                                         $238,251      $247,438
                         =====================================================================

                         Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                         For the years ended December 31, 2010, 2009 and 2008, proceeds from the sales and maturities of fixed maturity securities were $367,475, $157,295, and $138,950, respectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Net realized capital gains, losses and other than temporarily impairments for 2010, 2009 and 2008 are as follows:

                         YEAR ENDED DECEMBER 31, 2010
                         ------------------------------------------------------------------------------------
                                                                 Net           Net     Other than
                                                              realized      realized    temporary
                                                            capital gains    losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                 $ 16,100     $(1,116)    $(1,186)    $ 13,798
                         Preferred stocks                            --         (49)     (5,000)      (5,049)
                         Common stocks                               --         (10)         --          (10)
                         Mortgage loans                              --          --        (349)        (349)
                         Derivatives                                 --        (914)         --         (914)
                         Real estate                                 --         (21)         --          (21)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           16,100      (2,110)     (6,535)       7,455
                         Transfer from IMR                      (14,611)         --          --      (14,611)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                         $  1,489     $(2,110)    $(6,535)    $ (7,156)
                         ====================================================================================

                         YEAR ENDED DECEMBER 31, 2009
                         ------------------------------------------------------------------------------------
                                                                 Net           Net     Other than
                                                              realized      realized    temporary
                                                            capital gains    losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                 $ 3,198      $(1,926)    $(2,294)    $(1,022)
                         Preferred stocks                           91          (14)         --          77
                         Common stocks                             232           --          --         232
                         Mortgage loans                             --           --        (281)       (281)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           3,521       (1,940)     (2,575)       (994)
                         Transfer from IMR                      (1,997)          --          --      (1,997)
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                         $ 1,524      $(1,940)    $(2,575)    $(2,991)
                         ====================================================================================

                         YEAR ENDED DECEMBER 31, 2008
                         ------------------------------------------------------------------------------------
                                                                                       Other than
                                                                Gross         Gross     temporary
                                                                gains        losses    impairment     Total
                         ------------------------------------------------------------------------------------
                         Bonds                                  $2,403      $    --     $(6,837)     $(4,434)
                         Preferred stocks                           18       (2,598)         --       (2,580)
                         Common stocks                              69           --          --           69
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                           2,490       (2,598)     (6,837)      (6,945)
                         Transfer to IMR                            --          554          --          554
                         ------------------------------------------------------------------------------------
                            Net realized capital gains
                              (losses)                          $2,490      $(2,044)    $(6,837)     $(6,391)
                         ====================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $4,427 and $12,786, respectively, with an aggregate fair value of $4,279 and $8,870, respectively. Those holdings amounted to 1.9% and 3.2% of the Company's investments in bonds at December 31, 2010 and 2009, respectively, and 0.8% and 2.5% of the Company's total admitted assets at December 31, 2010 and 2009, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                         DERIVATIVES

                         At December 31, 2010, the Company held S&P puts with a notional amount of $12,300, a cost of $488 and a market value of $106. At December 31, 2009, the Company held S&P puts with a notional amount of $10,000, a cost of $821 and a market value of $318. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company uses hedge accounting and reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the Statements of Operations. The total realized loss due to market value changes, sales and expirations in 2010 was $914. In 2009, the Company reported the unrealized loss of $503 as a change in unassigned surplus.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         NET INVESTMENT INCOME

                         Net investment income for the years ended December 31, 2010, 2009 and 2008, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                2010      2009      2008
                         ----------------------------------------------------------------
                         Bonds                               $22,669   $23,953   $22,025
                         Preferred stocks                        540       549       735
                         Common stock                             13         5         1
                         Mortgage loans on real estate         1,047     1,111       972
                         Policy loans                            791       946     1,021
                         Cash and short-term investments           3        51       567
                         Other invested assets                   428        55        30
                         Miscellaneous investment income         286        24       114
                         ----------------------------------------------------------------
                            Total gross investment income     25,777    26,694    25,465
                         Investment expense                     (913)     (587)     (820)
                         Interest expense                     (1,614)   (1,095)      (40)
                         ----------------------------------------------------------------
                         Net investment income               $23,250   $25,012   $24,605
                         ================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         There was no accrued investment income excluded from surplus during 2010, 2009 and 2008.

                         ANALYSIS  OF  UNREALIZED   LOSSES  ON  FIXED   MATURITY
                         SECURITIES

                         The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                         The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                         (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                         Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2010 and 2009 follows:

                         DECEMBER 31, 2010
                         -----------------------------------------------------------------------------------------------------
                                                           Less than 12 months -    12 months or more -
                                                                 at a loss               at a loss                Total
                                                          ----------------------   --------------------   --------------------
                                                             NAIC                    NAIC                   NAIC
                                                            market    Unrealized    market   Unrealized    market   Unrealized
                                                            value       losses      value      losses      value      losses
                         -----------------------------------------------------------------------------------------------------
                         Fixed maturities:
                            States and political
                              subdivisions                 $ 9,360     $  (445)    $ 2,186    $  (263)    $11,546    $  (708)
                            Corporate bonds                 22,959        (633)      3,786       (248)     26,745       (881)
                            Mortgage-backed securities:
                              U.S. government agencies          25          --          73         (2)         98         (2)
                              Corporate                      6,134         (40)      2,898       (569)      9,032       (609)
                         -----------------------------------------------------------------------------------------------------
                         Total debt securities              38,478      (1,118)      8,943     (1,082)     47,421     (2,200)
                         Preferred stock                       179          (1)     19,709       (471)     19,888       (472)
                         Common stock                        4,928         (72)         --         --       4,928        (72)
                         -----------------------------------------------------------------------------------------------------
                         Total                             $43,585     $(1,191)    $28,652    $(1,553)    $72,237    $(2,744)
                         =====================================================================================================
                         Number of positions held                           40                     18                     58
                         =====================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DECEMBER 31, 2009
                         -----------------------------------------------------------------------------------------------------
                                                           Less than 12 months -    12 months or more -
                                                                 at a loss               at a loss                Total
                                                          ----------------------   --------------------   --------------------
                                                             NAIC                    NAIC                   NAIC
                                                            market    Unrealized    market   Unrealized    market   Unrealized
                                                            value       losses      value      losses      value      losses
                         -----------------------------------------------------------------------------------------------------
                         Fixed maturities:
                            U.S. Treasury                  $   496     $    (5)    $    --    $     --    $    496   $     (5)
                            States and political
                              subdivisions                     565         (11)         --          --         565        (11)
                            Corporate bonds                 29,570        (683)     15,501      (4,847)     45,071     (5,530)
                            Mortgage-backed securities:
                              U.S. government agencies         515          (9)         84          (4)        599        (13)
                              Corporate                     33,147      (1,097)     24,112      (4,818)     57,259     (5,915)
                         -----------------------------------------------------------------------------------------------------
                         Total debt securities              64,293      (1,805)     39,697      (9,669)    103,990    (11,474)
                         Preferred stock                      --          --        21,487      (5,111)     21,487     (5,111)
                         -----------------------------------------------------------------------------------------------------
                         Total                             $64,293     $(1,805)    $61,184    $(14,780)   $125,477   $(16,585)
                         =====================================================================================================
                         Number of positions held                           46                      62                    108
                         =====================================================================================================

5.    POLICY AND CLAIM   As of  December  31,  2010 and 2009,  the  Company  had
      RESERVES           $2,420,549 and $2,653,717,  respectively, of individual
                         and group life insurance in force. On $269,988 and $302,888 of insurance in force as of December 31, 2010 and 2009, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,494 and $2,851 at December 31, 2010 and 2009, respectively. The Company has ceded 100% of its life reserves at December 31, 2010 and 2009.

                         Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                         GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                         At December 31, 2010, the Company had the following with guaranteed benefits:

                         Benefit and type     Subjected                      Reinsurance
                              of risk       account value   Gross reserve   reserve credit
                         -----------------------------------------------------------------
                         GMDB                 $480,932         $24,368         $19,336
                         GMIB                   18,826             649               6
                         GMWB                    3,432               1              --
                         =================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2009, the Company had the following with guaranteed benefits:

                         Benefit and type     Subjected                       Reinsurance
                         of risk            account value   Gross reserve   reserve credit
                         ------------------------------------------------------------------
                         GMDB               $     492,959   $      25,983   $       20,575
                         GMIB                      18,702             748               15
                         GMWB                       3,575               4               --
                         ==================================================================

                         The following table provides information on the GMDB features outstanding at December 31, 2010 and 2009. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2010 and 2009 is as follows:

                                                                              2010         2009
                         --------------------------------------------------------------------------
                                                                           (in the event of death)
                         Return of net deposit:
                            Account value                                  $  273,437   $  279,100
                            Net amount at risk                                 28,651       41,920
                            Average attained age of contract holders               53           52
                         Return of net deposits plus a minimum return         200,363      205,924
                         Net amount at risk                                   146,829      169,726
                         Average attained age of contract holders                  62           61
                         Guaranteed minimum return                                  5%           5%
                         Highest specified anniversary account value
                            minus:
                              Withdrawals post-anniversary:
                                Account value                                   7,132        7,935
                                Net amount at risk                              1,372        2,221
                                Average attained age of contract holders           62           61
                         ==========================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $18,161 and $18,205 at December 31, 2010 and 2009, respectively.

                         GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                         Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2010 and 2009 are as follows:

                                                                2010        2009
                         ----------------------------------------------------------
                         Asset type:
                            Domestic equity                  $ 245,750   $ 245,814
                            International equity                48,480      50,683
                            Bonds                               46,820      44,628
                            Balanced bond/equity                19,938      22,363
                         ----------------------------------------------------------
                              Total                            360,988     363,488
                         Money market                           38,515      47,148
                         ----------------------------------------------------------
                              Total                          $ 399,503   $ 410,636
                         ==========================================================
                         Percent of total variable annuity
                            separate account values               32.1%       38.8%
                         ==========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         At December 31, 2010, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                2010
                                                                      -------------------------
                                                                         Amount     % of total
                         ----------------------------------------------------------------------
                         A. Subject to discretionary withdrawal:
                            1.  With market value adjustment          $       623           --%
                            2.  At book value less current
                                surrender charge of 5% or more              9,918           .6
                            3.  At fair value                           1,239,213         72.3
                         ----------------------------------------------------------------------
                            4.  Total with adjustment or at fair
                                value                                   1,249,754         72.9
                            5.  At book value without adjustment
                                (minimal or no charge or
                                adjustment)                               436,709         25.4
                         B. Not subject to discretionary withdrawal        28,482          1.7
                         ----------------------------------------------------------------------
                         C. Total (gross: direct + assumed)             1,714,945        100.0
                         D. Reinsurance ceded                            (266,589)          --
                         ----------------------------------------------------------------------
                         E. Total (net) (C) + (D)                     $ 1,448,356        100.0%
                         ======================================================================

6.    FAIR VALUES OF     The estimated fair values of financial instruments have
      FINANCIAL          been determined by using available  market  information
      INSTRUMENTS        and  the  valuation   methodologies   described  below.
                         Considerable judgment is often required in interpreting
                         market  data  to  develop   estimates  of  fair  value.
                         Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Amounts related to the Company's financial instruments as of December 31, 2010 are as follows:

                                                           Carrying value   Fair value
                         --------------------------------------------------------------
                         ADMITTED ASSETS
                         Bonds                             $      238,251   $  247,438
                         Preferred stocks                          20,641       20,192
                         Common stocks                              8,761        8,761
                         Cash and short-term investments          217,679      217,679
                         Mortgage loan trusts                      14,417       14,417
                         Mortgage loans on real estate              1,510        1,510
                         Real estate                                  705          705
                         Policy loans                               7,961        7,961
                         Derivatives                                  106          106
                         Intercompany note                            952          952
                         ==============================================================
                         LIABILITIES
                         Policy and contract reserves      $      214,197   $  215,291
                         FHLB advances                             66,597       66,597
                         ==============================================================

                         Amounts related to the Company's financial instruments as of December 31, 2009 are as follows:

                                                           Carrying value   Fair value
                         --------------------------------------------------------------
                         ADMITTED ASSETS
                         Bonds                             $      403,382   $  407,085
                         Preferred stocks                          26,642       21,533
                         Common stocks                              3,425        3,425
                         Cash and short-term investments           35,739       35,739
                         Mortgage loan trusts                      15,328       15,328
                         Mortgage loans on real estate              1,683        1,683
                         Real estate                                  632          632
                         Policy loans                              13,910       13,910
                         Derivatives                                  318          318
                         Intercompany note                            952          952
                         ==============================================================
                         LIABILITIES
                         Policy and contract reserves      $      422,617   $  422,463
                         FHLB advances                             63,845       63,845
                         ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         COMMON STOCK

                         Common stock is comprised of securities which represent a residual ownership in a corporation and are reported at fair value. The related unrealized gains (losses) are reported as a component of unassigned surplus along with any adjustment for Federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of the common stock is written down and a realized loss is recognized.

                         BONDS AND EQUITY SECURITIES

                         Fair value for bonds and equity securities is determined by reference to market prices quoted by the NAIC, broker, third-party pricing sources, or modeling using discounted cash flows.

                         CASH AND SHORT-TERM INVESTMENTS

                         The carrying value for cash and short-term  investments
                         approximates   fair   values  due  to  the   short-term
                         maturities of these instruments.

                         POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

                         The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

                         POLICY AND CONTRACT RESERVES

                         Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                         The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

                         REAL ESTATE

                         The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         DERIVATIVES

                         The estimated  fair value of  derivatives is determined
                         by   broker/dealers   that   make   markets   in   such
                         instruments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

7.    FAIR VALUE         Assets  and  liabilities  measured  at fair  value on a
      MEASUREMENTS       recurring basis are as follows:

                                    Description                         Level 1      Level 2     Level 3       Total
                         -----------------------------------------------------------------------------------------------
                         ASSETS
                         Investment securities, available for sale:
                            Preferred stock                           $       612   $      50   $      --   $       662
                            Fixed income                                       --     239,764      27,204       266,968
                            Common stock                                    3,833          --       4,928         8,761
                            Derivatives                                        --         106          --           106
                            Separate account assets                     1,244,123          --          --     1,244,123
                         -----------------------------------------------------------------------------------------------
                                                                      $ 1,248,568   $ 239,920   $  32,132   $ 1,520,620
                         ===============================================================================================
                         LIABILITIES
                         Separate account liabilities                 $ 1,244,123   $      --   $      --   $ 1,244,123
                         ===============================================================================================

                         Assets measured at fair value on a recurring basis using significant unobservable inputs are as follows:

                                                                                 Total gains  Total gains
                                      Balance at                                  (losses)     (losses)     Purchases,  Balance at
                                      January 1,  Transfers into  Transfers out  included in  included in   sales and  December 31,
                                         2010         Level 3      of - Level 3     income      surplus    settlements     2010
                         -----------------------------------------------------------------------------------------------------------
                         Fixed income $   25,635  $           --  $        (166) $        --  $   (29,162) $    30,897 $     27,204
                         Common stock         --              --             --           --          (72)       5,000        4,928
                         ===========================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

                         0 Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

                         0 Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

                         0 Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

8.    REINSURANCE        In 2002,  the  Company  reinsured  100% of its life and
                         accident  and  health   business  to  Protective   Life
                         Insurance Company  ("Protective"),  Washington National
                         Insurance  Company  ("WNIC") and Conseco Life Insurance
                         Co.   of  Texas   ("Conseco").   The   total   reserves
                         transferred  under these  agreements  were $342,140 and
                         $360,273  for the years  ended  December  31,  2010 and
                         2009, respectively. As part of these transactions,  the
                         Company  also  transferred  the related IMR balance and
                         received  ceding   commissions.   The  gains  on  these
                         transactions  were  recorded as an increase to surplus,
                         as special surplus funds, net of tax. Protective,  WNIC
                         and  Conseco   provide  for  full  servicing  of  these
                         policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                         The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,059 and $20,234 of its $19,059 and $20,234, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2010 and 2009, respectively.

                         In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $197,317 as of December 31, 2010. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

                         The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Neither JN Financial nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2010 and 2009 were approximately $193 and $267, respectively.

                         No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2010 and 2009, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                         Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                           2010        2009        2008
                         -----------------------------------------------------------------
                         Premiums, annuity and fund
                            deposits                    $ 231,115   $  35,686   $  39,621
                         Policyholder benefits             47,505      41,303      44,913
                         Change in insurance and
                            annuity reserves              178,224     (24,506)      4,332
                         Policy and contract reserves     608,570     430,557     455,194
                         =================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                         On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. As of December 31, 2010, the balance of annuity business ceded to SRUS was approximately $53,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

                         There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2010, 2009 and 2008. During 2010, 2009 and 2008, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2010, 2009 and 2008 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $154, $265 and $287 as of December 31, 2010, 2009 and 2008, respectively):

                         YEAR ENDED DECEMBER 31,          2010       2009       2008
                         -------------------------------------------------------------
                         Short duration contracts:
                            Direct premiums          $   5,207   $  5,917   $  6,250
                            Reinsurance ceded           (5,207)    (5,917)    (6,250)
                         -------------------------------------------------------------
                                Total premiums       $      --   $     --   $     --
                         =============================================================
                         Long duration contracts:
                            Direct premiums          $ 217,331   $173,408   $209,925
                            Reinsurance assumed          3,050      3,828      4,570
                            Reinsurance ceded         (225,908)   (29,709)   (33,371)
                         -------------------------------------------------------------
                                Total premiums       $  (5,527)  $147,527   $181,124
                         =============================================================

9. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business, some of which the Company may be indemnified  for under certain
                         agreements.   Contingent   liabilities   arising   from
                         ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

                         As of  December  31,  2010 and 2009,  the  Company  has
                         estimated probable recoveries through premium tax credits to be $408 and $468, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

10.   FEDERAL INCOME     Current  income  taxes  incurred  for the  years  ended
      TAXES              December  31,  2010,  2009  and  2008  consist  of  the
                         following major components:

                         YEAR ENDED
                            DECEMBER 31,                     2010   2009   2008
                         -------------------------------------------------------
                         Income tax expense on current year
                            operating income                 $ --   $ --   $ --
                         Prior year overaccrual of tax         --     --     --
                         -------------------------------------------------------
                         Current income taxes incurred       $ --   $ --   $ --
                         =======================================================

                         As of December 31, 2010, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2010 and 2009 are as follows:

                                                                           2010                          2009
                                                              ----------------------------   -----------------------------
                         DECEMBER 31,                         Ordinary   Capital    Total    Ordinary   Capital    Total
                         -------------------------------------------------------------------------------------------------
                         Gross deferred tax assets            $ 41,092   $ 3,748   $44,840   $ 37,526   $ 2,734   $40,260
                         Gross deferred tax liabilities          3,017        --     3,017      1,300        --     1,300
                         -------------------------------------------------------------------------------------------------
                                                                38,075     3,748    41,823     36,226     2,734    38,960
                         Less: Nonadmitted deferred tax
                                  assets                        38,075     3,748    41,823     36,226     2,734    38,960
                         -------------------------------------------------------------------------------------------------
                         Net deferred tax assets              $     --   $    --   $    --   $     --   $    --   $    --
                         =================================================================================================
                         Increase (decrease) in nonadmitted
                            gross deferred tax assets         $  1,849   $ 1,014   $ 2,863   $ (2,292)  $ 1,301   $  (991)
                         =================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2010 and 2009 are as follows:

                                                                         2010                          2009
                                                            -----------------------------   -----------------------------
                         DECEMBER 31,                       Ordinary    Capital    Total    Ordinary   Capital    Total
                         ------------------------------------------------------------------------------------------------
                         DTAs resulting from book/tax
                            differences in:
                               Net operating loss
                                  carryforward              $ 24,111   $     --   $24,111   $ 23,484   $    --   $23,484
                               Capital loss carryforward          --      3,748     3,748         --     2,734     2,734
                               Insurance reserves              2,128         --     2,128      3,469        --     3,469
                               Section 807(f) reserve
                                  basis change                 4,920         --     4,920      4,914        --     4,914
                               Proxy DAC                       4,537         --     4,537      4,374        --     4,374
                               Ceding commissions              3,092         --     3,092         --        --        --
                               Investments                     2,304         --     2,304      1,285        --     1,285
                         ------------------------------------------------------------------------------------------------
                         Gross DTAs                           41,092     3,748     44,840     37,526     2,734    40,260
                         ------------------------------------------------------------------------------------------------
                         Nonadmitted DTAs                     38,075     3,748     41,823     36,226     2,734    38,960
                         ------------------------------------------------------------------------------------------------
                         DTLs resulting from book/tax
                            differences in:
                               Other                           3,017         --     3,017      1,300        --     1,300
                         ------------------------------------------------------------------------------------------------
                         Gross DTLs                            3,017         --     3,017      1,300        --     1,300
                         ------------------------------------------------------------------------------------------------
                         Net admitted deferred tax assets   $     --   $     --   $    --   $     --   $    --   $    --
                         ================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The Company has not elected to admit deferred tax assets pursuant to Statement of Statutory Accounting Principles No. 10, "Income Taxes", paragraph 10(e), for the current reporting period. The current period election does not differ from the prior reporting period.

                         The significant book to tax differences in 2010, 2009 and 2008 are as follows:

                                                              2010      2009      2008
                         -----------------------------------------------------------------
                         Statutory income (loss) before
                            taxes                            $ 5,244   $ 4,370   $ (8,452)
                         Net realized capital losses          (7,156)   (2,991)    (6,391)
                         -----------------------------------------------------------------
                               Total pre-tax statutory
                                  income (loss)              $(1,912)  $ 1,379   $(14,843)
                         =================================================================
                         Benefit/provision at Federal
                            statutory rate (35%)             $  (669)  $   483   $ (5,195)
                         -----------------------------------------------------------------
                         Reinsurance ceding commission            --      (291)      (291)
                         Amounts related to prior years          (19)       --        (38)
                         IMR/AVR                                (400)       20        (23)
                         Fines and penalties                       4         4          6
                         Nondeductible loss carryforwards         --      (773)     5,541
                         True up DTA/other                     1,084       557         --
                         -----------------------------------------------------------------
                               Total adjustments                 669      (483)     5,195
                         -----------------------------------------------------------------
                         Federal income tax benefit          $    --   $    --   $     --
                         =================================================================

                         As of December 31, 2010 and 2009, the Company had operating loss carryforwards of approximately $68,900 and $67,100, respectively, which begin to expire in 2018. As of December 31, 2010 and 2009, the Company had capital loss carryforwards of approximately $10,700 and $7,800, respectively, which begin to expire in 2011.

                         The Company files a separate life insurance company Federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

11.   RELATED PARTY      Effective  July 1, 2006,  the  Company  entered  into a
      TRANSACTIONS       service  agreement with JN Financial.  These agreements
                         covered  certain general and  administrative  expenses.
                         During  2010,  2009 and  2008,  operating  expenses  of
                         $14,968,  $11,810  and  $16,555,   respectively,   were
                         charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                         Amounts due to JN Financial were $740 and $301 at December 31, 2010 and 2009, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                         Effective  May  2003,  the  Company  entered  into  two
                         servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2010, 2009 and 2008 under these agreements was $1,258, $1,294 and $2,697, respectively.

                         Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                         Effective January 2007, JN Financial received ownership of JNF Asset Management, LLC ("JNFAM"), via a transfer for an affiliate. JNFAM was formed to manage assets, either the Company's or third parties, should opportunities arise in the future. On March 31, 2009, JNFAM issued a promissory note to the Company for $951,789. The promissory note is guaranteed by JN Financial. The promissory note provides that interest payments be made quarterly and the principal balance of the note shall be due and payable in full on March 31, 2014. Interest income earned on the note in 2010 was $57,440.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         The  Company  has not  made  any  other  guarantees  or
                         undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                         During 2010 and 2009, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12.   SEPARATE ACCOUNTS  Separate account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010 and 2009 are as follows:

                         YEAR ENDED DECEMBER 31,                        2010                     2009
                         ---------------------------------------------------------------------------------------
                                                               Separate                  Separate
                                                               accounts       Non-       accounts       Non-
                                                                 with      guaranteed      with      guaranteed
                                                              guarantees    separate    guarantees    separate
                                                              nonindexed    accounts    nonindexed    accounts
                         ---------------------------------------------------------------------------------------
                         Premiums, deposits and other
                            considerations                    $       --   $  186,610   $       --   $  142,357
                         =======================================================================================
                         For accounts with assets at market
                            value                             $      605   $1,239,448   $      657   $1,052,753
                         =======================================================================================
                         Reserves for separate accounts by
                            withdrawal characteristics:
                               Subject to discretionary
                                  withdrawal:
                                     With market value
                                        adjustment            $      605   $       --   $      657   $       --
                                     At market value                  --    1,237,378           --    1,050,739
                               Not subject to discretionary
                                  withdrawal                          --        2,070           --        2,014
                         ---------------------------------------------------------------------------------------
                               Total separate account
                                  liabilities                 $      605   $1,239,448   $      657   $1,052,753
                         =======================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2010, 2009 and 2008 are as follows:

                         YEAR ENDED DECEMBER 31,                          2010        2009         2008
                         -------------------------------------------------------------------------------
                         Transfers to separate accounts              $ 186,604   $ 142,466   $  174,976
                         Transfers from separate accounts              123,517     126,131      193,182
                         -------------------------------------------------------------------------------
                         Net transfers to (from) separate accounts   $  63,087   $  16,335   $  (18,206)
                         ===============================================================================

13.   EMPLOYEE BENEFITS  The Company  provides  certain life insurance  benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $352 and $572 at December 31, 2010 and 2009, respectively, and was included in other liabilities. The expenses for these plans were $68 and $15 at December 31, 2010 and 2009, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14.   CAPITAL AND        The maximum  amount of  dividends  which can be paid by
      SURPLUS            the  State  of  Texas  life   insurance   companies  to
                         shareholders without prior approval of the Commissioner
                         is the greater of  statutory  net gain from  operations
                         before  realized   capital  gains  or  losses  for  the
                         preceding  year or 10% of statutory  surplus as regards
                         policyholders  at the end of the  preceding  year.  Any
                         such dividend must also be paid from earned  surplus as
                         calculated by a formula created by the Texas Department
                         of  Insurance.  Statutory  net income  from  operations
                         before  realized  capital  gains or losses for 2010 was
                         $5,244. Statutory surplus with regards to policyholders
                         as of December 31, 2010 was $29,005. The Company had no
                         earned  surplus as of December  31,  2010.  The maximum
                         dividend   payout  which  may  be  made  without  prior
                         approval in 2010 is $-0-.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

                         Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, 2009 and 2008, the Company meets its RBC requirements.

15.   SUBSEQUENT EVENTS  The  Company's   management  has  performed  subsequent
                         events procedures through March 31, 2011, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                         On March 29, 2011, an investor purchased 5,750 shares of Series A Preferred Stock of JN Financial for $5,750. On March 31, 2011, JN Financial contributed $3,000 of capital to the Company.

16. RECONCILIATION TO The following schedule reconciles surplus as filed in ANNUAL STATEMENT the 2010 Annual Statement by the Company with the Texas
                         Department of Insurance to the accompanying financial statements:

                         PERIOD ENDING DECEMBER 31, 2010                Surplus
                         -------------------------------------------------------
                         Per annual statement                         $  31,314
                         Nonadmit limited partnership                    (2,371)
                         AVR adjustment                                      62
                         -------------------------------------------------------
                         Per the audited financial statements         $  29,005
                         =======================================================

                         The adjustment related to surplus was necessary to nonadmit an investment in a limited partnership which had not received a GAAP audit at the issue date of the Company's financial statements.

INDEPENDENT AUDITORS' REPORT ON
SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

BDO USA, LLP

Certified Public Accountants

New York, New York

April 27, 2011

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

DECEMBER 31, 2010
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     479
   Other bonds (unaffiliated)                                            22,190
   Preferred stocks (unaffiliated)                                          540
   Common stock                                                              13
   Mortgage loans on real estate                                          1,047
   Policy loans                                                             791
   Cash and short-term investments                                            3
   Other invested assets                                                    428
   Miscellaneous investment income                                          286
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  25,777
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
      Due within one year or less                                     $ 257,088
      Over 1 year through 5 years                                        89,079
      Over 5 years through 10 years                                      75,566
      Over 10 years through 20 years                                     14,187
      Over 20 years                                                      17,946
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 453,866
================================================================================

   Bonds by class--statement value:
      Class 1                                                         $ 402,233
      Class 2                                                            47,207
      Class 3                                                               554
      Class 4                                                             2,751
      Class 5                                                               967
      Class 6                                                               154
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 453,866
================================================================================

Total bonds publicly traded                                           $ 423,407
Total bonds privately placed                                             30,459

Preferred stocks--statement value                                        20,641
Short-term investments--book value                                      215,615
Cash on deposit                                                           2,063
================================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     587
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------

DECEMBER 31, 2010
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                 $    67,874
   Group life                                                                     4,508

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable         2,077
   Ordinary - involving life contingencies - amount of income payable             2,452
   Group - not involving life contingencies - amount of income payable              209
   Group - involving life contingencies - amount of income payable                  510

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                          600
      Deferred - fully paid account balance                                      21,640
      Deferred - not fully paid -account balance                              1,566,884
========================================================================================

   ANNUAL STATEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                     COMPANY

                           SUMMARY INVESTMENT SCHEDULE

                                                                                       Admitted Assets as Reported in the
                                                            Gross Investment Holdings           Annual Statement
                                                            -------------------------  -----------------------------------
                                                                 1            2            3                 4
                    Investment Categories                      Amount     Percentage     Amount          Percentage
--------------------------------------------------------------------------------------------------------------------------
1. Bonds:
   1.1 U.S. treasury securities .........................     8,244,042        1.606     8,244,042            1.613
   1.2 U.S. government agency obligations
       (excluding mortgage-backed securities):
       1.21 Issued by U.S. government agencies ..........             0        0.000             0            0.000
       1 22 Issued by U.S. government sponsored
            agencies ....................................             0        0.000             0            0.000
   1.3 Non-U.S. government (including Canada,
       excluding mortgaged-backed securities) ...........     2,873,210        0.560     2,873,210            0.562
   1.4 Securities issued by states, territories, and
       possessions and political subdivisions in the
       U.S.:
       1.41 States, territories and possessions
            general obligations .........................             0        0.000             0            0.000
       1.42 Political subdivisions of states,
            territories and possessions and political
            subdivisions general obligations ............             0        0.000             0            0.000
       1.43 Revenue and assessment obligations ..........    15,760,922        3.070    15,760,922            3.084
       1.44 Industrial development and similar
            obligations .................................             0        0.000             0            0.000
   1.5 Mortgage-backed securities
       (includes residential and commercial MBS):
       1.51 Pass-through securities:
            1.511 Issued or guaranteed by GNMA ..........     2,241,849        0.437     2,241,849            0.439
            1.512 Issued or guaranteed by FNMA and
                  FHLMC .................................    14,680,039        2.859    14,680,039            2.873
            1.513 All other .............................             0        0.000             0            0.000
       1.52 CMOs and REMICs:
            1.521 Issued or guaranteed by GNMA,
                  FNMA, FHLMC or VA .....................        48,297        0.009        48,297            0.009
            1.522 Issued by non-U.S. Government
                  issuers and collateralized by
                  mortgage-backed securities issued or
                  guaranteed by agencies shown in
                  Line 1.521 ............................             0        0.000             0            0.000
            1.523 All other .............................    83,954,870       16.351    83,954,870           16.430
2. Other debt and other fixed income securities
   (excluding short-term):
   2.1 Unaffiliated domestic securities (includes
       credit tenant loans and hybrid securities) .......    79,790,319       15.540    79,790,319           15.615
   2.2 Unaffiliated non-U.S. securities
       (including Canada) ...............................    30,657,607        5.971    30,657,607            6.000
   2.3 Affiliated securities ............................             0        0.000             0            0.000
3. Equity interests:
   3.1 Investments in mutual funds ......................             0        0.000             0            0.000
   3.2 Preferred stocks:
       3.21 Affiliated ..................................             0        0.000             0            0.000
       3.22 Unaffiliated ................................    20,641,470        4.020    20,641,470            4.040
   3.3 Publicly traded equity securities (excluding
       preferred stocks):
       3.31 Affiliated ..................................             0        0.000             0            0.000
       3.32 Unaffiliated ................................             0        0.000             0            0.000
   3.4 Other equity securities:
       3.41 Affiliated ..................................             0        0.000             0            0.000
       3.42 Unaffiliated ................................     8,761,393        1.706     8,761,393            1.715
   3.5 Other equity interests including tangible
       personal property under lease:
       3.51 Affiliated ..................................             0        0.000             0            0.000
       3.52 Unaffiliated ................................             0        0.000             0            0.000
4. Mortgage loans:
   4.1 Construction and land development ................             0        0.000             0            0.000
   4.2 Agricultural .....................................             0        0.000             0            0.000
   4.3 Single family residential properties .............     1,509,867        0.294     1,509,867            0.295
   4.4 Multifamily residential properties ...............             0        0.000             0            0.000
   4.5 Commercial loans .................................    14,417,390        2.808    14,417,390            2.821
   4.6 Mezzanine real estate loans ......................             0        0.000             0            0.000
5. Real estate investments:
   5.1 Property occupied by company .....................             0        0.000             0            0.000
   5.2 Property held for production of income
       (including $..........0 of property
       acquired in satisfaction of debt) ................             0        0.000             0            0.000
   5.3 Property held for sale (including $.......0
       property acquired in satisfaction of debt) .......       704,757        0.137       704,757            0.138
6. Contract loans .......................................     8,047,299        1.567     7,960,536            1.558
7. Receivables for securities ...........................             0        0.000             0            0.000
8. Cash, cash equivalents and short-term investments ....   217,678,743       42.396   217,678,743           42.600
9. Other invested assets ................................     3,433,670        0.669     1,062,589            0.208
10. Total invested assets ...............................   513,445,744      100.000   510,987,900          100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2010
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381            NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on
      Page 2 of this annual statement                              $ 524,350,935

2.    Ten largest exposures to a single issuer/borrower/investment.

                        1                              2                   3                4
                                                                                    Percentage of Total
                     Issuer                 Description of Exposure      Amount       Admitted Assets
      -------------------------------------------------------------   -----------   -------------------
2.01  INVESTORS GUARANTY ASSURANCE ......   PREFERRED STOCK           $20,000,000                   3.8%
2.02  WFMBS 2004-X 1A1 ..................   BOND                      $ 9,707,768                   1.9%
2.03  MASTR 2004-6 6A1 ..................   BOND                      $ 9,089,883                   1.7%
2.04  MALT 2004-10 2A1 ..................   BOND                      $ 6,600,516                   1.3%
2 05  BOAMS 2004-7 5A10 .................   BOND                      $ 5,178,685                   1.0%
2.06  CHASE 2004-S3 3A1 .................   BOND                      $ 4,934,277                   0.9%
2.07  MODERN FINL INC ...................   COMMON STOCK              $ 4,928,193                   0.9%
2.08  DISTRICT COLUMBIA REV .............   BOND                      $ 4,223,845                   0.8%
2 09  BSARM 2003-8 5A ...................   BOND                      $ 3,897,327                   0.7%
2.10  FEDERAL HOME LOAN BANK OF DALLAS ..   COMMON STOCK              $ 3,833,200                   0.7%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

      Bonds             1              2            Preferred Stocks          3           4
      ------       ------------     ------          ----------------    -----------    ------
3.01  NAIC-1 ...   $402,232,647      76.7%  3.07    P/RP-1              $        --     0.0%
3.02  NAIC-2 ...   $ 47,207,296       9.0%  3.08    P/RP-2              $   641,470     0.1%
3.03  NAIC-3 ...   $    554,276       0.1%  3.09    P/RP-3              $20,000,000     3.8%
3.04  NAIC-4 ...   $  2,750,736       0.5%  3.10    P/RP-4              $        --     0.0%
3.05  NAIC-5 ...   $    967,500       0.2%  3.11    P/RP-5              $        --     0.0%
3.06  NAIC-6 ...   $    154,000       0.0%  3.12    P/RP-6              $        --     0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.


4.02  Total admitted assets held in foreign investments                    $34,498,317     6.6%

4.03  Foreign-currency-denominated investments                             $        --     0.0%

4.04  Insurance liabilities denominated in that same foreign currency      $        --     0.0%

 SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                            1                2
                                                                                                     --------------   --------------
5.01    Countries rated NAIC-1 ...................................................................   $   29,848,067             5.7%
5.02    Countries rated NAIC-2 ...................................................................   $    4,650,250             0.9%
5.03    Countries rated NAIC-3 or below ..........................................................   $                          0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
        Countries rated NAIC-1:
6.01    Country 1:  AUSTRALIA ....................................................................   $    5,245,859             1.0%
6.02    Country 2:  CANADA .......................................................................   $    4,065,633             0.8%
        Countries rated NAIC - 2:

6.03    Country 1:  MEXICO .......................................................................   $    2,732,796             0.5%
6.04    Country 2:  BRAZIL .......................................................................   $    1,917,454             0.4%
        Countries rated NAIC - 3 or below:

6.05    Country 1: ...............................................................................   $                          0.0%
6.06    Country 2: ...............................................................................   $                          0.0%

                                                                                                             1               2
                                                                                                     --------------   --------------
7.      Aggregate unhedged foreign currency exposure .............................................   $                          0.0%

8.      Aggregate  unhedged  foreign  currency  exposure   categorized  by  NAIC
        sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
8.01    Countries rated NAIC-1 ...................................................................   $                          0.0%
8.02    Countries rated NAIC-2 ...................................................................   $                          0.0%
8.03    Countries rated NAIC-3 or below ..........................................................   $                          0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                             1               2
                                                                                                     --------------   --------------
        Countries rated NAIC - 1:
9.01    Country 1: ...............................................................................   $                          0.0%
9.02    Country 2: ...............................................................................   $                          0.0%
        Countries rated NAIC - 2:
9.03    Country 1: ...............................................................................   $                          0.0%
9.04    Country 2: ...............................................................................   $                          0.0%
        Countries rated NAIC - 3 or below:
9.05    Country 1: ...............................................................................   $                          0.0%
9.06    Country 2: ...............................................................................   $                          0.0%

10.     Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                      1                                             2
                                   Issuer                                      NAIC Rating                   3               4
        ------------------------------------------------------------------------------------------   --------------   --------------
10.01   SANTANDER US DEBT SA UNI ...................................               1FE               $    2,016,069             0.4%
10.02   PHILIPS ELECTRONICS NV .....................................               1FE               $    1,546,399             0.3%
10.03   RAS LAFFAN LIQ NAT GAS .....................................               1FE               $    1,343,335             0.3%
10.04   USIMINAS COMMERCIAL LTD ....................................               2FE               $    1,167,043             0.2%
10.05   TRANS-CANADA PIPELINES .....................................               1FE               $    1,070,270             0.2%
10.06   SHELL INTERNATIONAL FIN ....................................               1FE               $    1,059,760             0.2%
10.07   KOREA GAS CORP .............................................               1FE               $    1,047,499             0.2%
10.08   KOREA NATIONAL OIL CORP ....................................               1FE               $    1,026,573             0.2%
10.09   WESTPAC BANKING CORP .......................................               1FE               $    1,010,103             0.2%
10.10   DEUTSCHE BANK AG LONDON ....................................               1FE               $    1,000,240             0.2%

                                      285.1

 SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                            1               2
                                                                                                     --------------   --------------
11.02 Total admitted assets held in Canadian investments .........................................   $                          0.0%
11.03 Canadian-currency-denominated investments ..................................................   $                          0.0%
11.04 Canadian-denominated insurance liabilities .................................................   $                          0.0%
11.05 Unhedged Canadian currency exposure ........................................................   $                          0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                                   1                                                       2                3
        ------------------------------------------------------------------------------------------   --------------   --------------
12.02   Aggregate statement value of investments with contractual sales restrictions .............   $                          0.0%
        Largest three investments with contractual sales restrictions:
12.03   ..........................................................................................   $                          0.0%
12.04   ..........................................................................................   $                          0.0%
12.05   ..........................................................................................   $                          0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                                       2                3
                                                 Issuer
        ------------------------------------------------------------------------------------------   --------------   --------------
13.02   INVESTORS GUARANTY ASSURANCE .............................................................   $   20,000,000             3.8%
13.03   MODERN FINL INC ..........................................................................   $    4,928,193             0.9%
13.04   FEDERAL HOME LOAN BANK OF DALLAS .........................................................   $    3,833,200             0.7%
13.05   DB CONT CAP TRST II ......................................................................   $      237,710             0.0%
13.06   METLIFE INC ..............................................................................   $      180,000             0.0%
13.07   PRINCIPAL FINL GROUP .....................................................................   $      180,000             0.0%
13.08   ALABAMA POWER CO .........................................................................   $       43,760             0.0%
13.09   LEHMAN BROTHERS HOLDINGS .................................................................   $            0             0.0%
13.10   ..........................................................................................   $                          0.0%
13.11   ..........................................................................................   $                          0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

       If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
14.02  Aggregate statement value of investments held in nonaffiliated, privately
       placed equities ....................................................................   $ 20,000,000          3.8%
       Largest three investments held in nonaffiliated, privately placed equities:
14.03  INVESTORS GUARANTY ASSURANCE .......................................................   $ 20,000,000          3.8%
14.04  ....................................................................................   $                     0.0%
14.05  ....................................................................................   $                     0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

       If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
15.02  Aggregate statement value of investments held in general partnership interests .....   $                     0.0%
       Largest three investments in general partnership interests:
15.03  ....................................................................................   $                     0.0%
15.04  ....................................................................................   $                     0.0%
15.05  ....................................................................................   $                     0.0%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

       If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1
                      Type (Residential, Commercial, Agricultural)                                  2             3
       ------------------------------------------------------------------------------------   ------------   -----------
16.02  RESIDENTIAL ........................................................................   $    692,867          0.1%
16.03  COMMERCIAL .........................................................................   $    381,927          0.1%
16.04  COMMERCIAL .........................................................................   $    381,923          0.1%
16.05  COMMERCIAL .........................................................................   $    363,511          0.1%
16.06  COMMERCIAL .........................................................................   $    347,404          0.1%
16.07  COMMERCIAL .........................................................................   $    336,216          0.1%
16.08  COMMERCIAL .........................................................................   $    331,398          0.1%
16.09  COMMERCIAL .........................................................................   $    326,813          0.1%
16.10  COMMERCIAL .........................................................................   $    301,572          0.1%
16.11  COMMERCIAL .........................................................................   $    300,508          0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

       Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                  Loans
                                                                                        ------------   -----------
16.12  Construction loans ...........................................................   $                     0.0%
16.13  Mortgage loans over 90 days past due .........................................   $    425,210          0.1%
16.14  Mortgage loans in the process of foreclosure .................................   $                     0.0%
16.15  Mortgage loans foreclosed ....................................................   $    282,538          0.1%
16.16  Restructured mortgage loans ..................................................   $  1,978,156          0.4%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                 Residential                  Commercial                 Agricultural
  Loan to Value                1             2             3             4             5             6
----------------         ------------   -----------   -----------   -----------   -----------   ------------
17.01  above 95% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.02  91 to 95% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.03  81 to 90% .....   $                      0.0%  $                     0.0%  $                     0.0%
17.04  71 to 80% .....   $                      0.0%  $ 3,684,340           0.7%  $                     0.0%
17.05  below 70% .....   $  1,509,867           0.3%  $10,733,050           2.0%  $                     0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

       If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

       Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                            Description
                                                 1                                                  2             3
             ------------------------------------------------------------------------------   ------------   -----------
18.02  ....................................................................................   $                     0.0%
18.03  ....................................................................................   $                     0.0%
18.04  ....................................................................................   $                     0.0%
18.05  ....................................................................................   $                     0.0%
18.06  ....................................................................................   $                     0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No[ ]

       If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                           1                                                        2             3
       ------------------------------------------------------------------------------------   ------------   -----------
19.02  Aggregate statement value of investments held in mezzanine real estate loans: ......   $                     0.0%
       Largest three investments held in mezzanine real estate loans:
19.03  ....................................................................................   $                     0.0%
19.04  ....................................................................................   $                     0.0%
19.05  ....................................................................................   $                     0.0%

                                      285.4

  SUPPLEMENT FOR THE YEAR 2010 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                    At Year End                        At End of Each Quarter
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
20.01  Securities lending agreements
       (do not include assets held
       as collateral for such transactions) ..  $                0.0%   $              $                        $
20.02  Repurchase agreements .................  $                0.0%   $              $                        $
20.03  Reverse repurchase agreements .........  $                0.0%   $              $                        $
20.04  Dollar repurchase agreements ..........  $                0.0%   $              $                        $
20.05  Dollar reverse repurchase agreements ..  $                0.0%   $              $                        $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                              Owned                              written
                                                      1                  2                 3                  4
                                                --------------    ---------------    --------------    ---------------
21.01  Hedging ...............................  $                             0.0%   $                             0.0%
21.02  Income generation .....................  $                             0.0%   $                             0.0%
21.03  Other .................................  $                             0.0%   $                             0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                    At Year End                        At End of Each Quarter
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
22.01  Hedging ...............................  $      0         0.0%   $              $                        $
22.02  Income generation .....................  $      0         0.0%   $              $                        $
22.03  Replications ..........................  $      0         0.0%   $              $                        $
22.04  Other .................................  $      0         0.0%   $              $                        $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                    At Year End                        At End of Each Quarter
                                                --------------------    ----------------------------------------------------
                                                                        1st Quarter          2nd Quarter        3rd Quarter
                                                   1           2             3                    4                  5
                                                --------   ---------    -----------    ----------------------   -----------
23.01  Hedging ...............................  $      0         0.0%   $              $                        $
23.02  Income generation .....................  $                0.0%   $              $                        $
23.03  Replications ..........................  $                0.0%   $              $                        $
23.04  Other .................................  $                0.0%   $              $                        $

                                      285.5

[BDO LOGO]                 Tel: +212 885-8000                100 Park Avenue
                           Fax: +212 697-1299                New York, NY 10017
                           WWW.BDO.COM

April 27, 2011

Board of Directors
Jefferson National Life Insurance Company

We have audited, in accordance with generally accepted auditing standards, the statutory financial statements of Jefferson National Life Insurance Company ("the Company") for the year ended December 31, 2010. In connection therewith, we advise you as follows:

      a. We are independent certified public accountants with respect to the Company and conform to the standards of the accounting profession as contained in the Code of Professional Conduct and pronouncements of the American Institute of Certified Public Accountants, and the Rules of Professional Conduct of the New York State Board of Public Accountancy.

      b. The engagement partner is a certified public accountant, with 24 years, of experience in public accounting and experienced in auditing insurance companies. The concurring review partner is a certified public accountant with more than 16 years of experience in public accounting and is experienced in auditing insurance companies. Most of the engagement team is experienced in auditing insurance entities and have been assigned to perform tasks commensurate with their training and experience.

      c. We understand that the Company intends to file its audited statutory financial statements and our report thereon with the Texas Department of Insurance ("the Department") and other state insurance departments in states in which the Company is licensed and that the insurance commissioners of those states will be relying on that information in monitoring and regulating the statutory financial condition of the Company.

            While we understand that an objective of issuing a report on the statutory financial statements is to satisfy regulatory requirements, our audit was not planned to satisfy all objectives or responsibilities of insurance regulators. In this context, the Company and insurance commissioners should understand that the objective of an audit of statutory financial statements in accordance with generally accepted auditing standards is to form an opinion and issue a report on whether the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus, results of operations and cash flows in conformity with accounting practices prescribed or permitted by the Department. Consequently, under generally accepted auditing standards, we have the responsibility, within the inherent limitations of the auditing process, to

[BDO LOGO]

            design our audit to obtain reasonable assurance that errors and irregularities that have a material effect on the statutory financial statements will be detected and to exercise due care in the conduct of the audit. The concept of selective testing of the data being audited, which involves judgment both as to the number of transactions to be audited and the areas to be tested, has been generally accepted as a valid and sufficient basis for an auditor to express an opinion on financial statements. Audit procedures that are effective for detecting errors, if they exist, may be ineffective for detecting irregularities. Because of the characteristics of irregularities, particularly those involving forgery and collusion, a properly designed and executed audit may not detect a material irregularity. In addition, an audit does not address the possibility that material errors or irregularities may occur in the future. Also, our use of professional judgment and the assessment of materiality for the purpose of our audit means that matters may exist that would have been assessed differently by insurance commissioners.

            It is the responsibility of the management of the Company to adopt sound accounting policies, to maintain adequate and effective system of accounts, and to establish and maintain an internal control that will, among other things, provide reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in conformity with accounting practices prescribed or permitted by the Department.

            The Insurance Commissioner should exercise due diligence to obtain whatever other information that may be necessary for the purpose of monitoring and regulating the statutory financial position of insurers and should not rely solely upon the independent auditor's report.

      d. We will retain the workpapers prepared in the conduct of our audit until the Department has filed a Report of Examination covering 2010, but not longer than seven years, and, on instructions from the Company, will make them available for review by the Department. We will also allow the Department to obtain copies of any workpapers needed for their review.

      e. The engagement partner, concurring review partner and the engagement manager are licensed by the New York Board of Public Accountancy, and are all members in good standing of the American Institute of Certified Public Accountants. The engagement partner and concurring partner have held their current positions on this engagement for one year.

[BDO LOGO]

      f. To the best of our knowledge and belief, we are in compliance with the requirements of section 7 of the NAIC's MODEL RULE REQUIRING ANNUAL AUDITED FINANCIAL REPORTS regarding qualifications of independent certified public accountants.

This letter is furnished solely for filing with the Department and other state insurance departments and is not intended to be and should not be used by anyone other than these specified parties.

Very truly yours,

BDO USA, LLP

New York, New York

[BDO LOGO]                 Tel: +212 885-8000                100 Park Avenue
                           Fax: +212 697-1299                New York, NY 10017
                           www.bdo.com

April 27, 2011

The Board of Directors
Jefferson National Life Insurance Company

In planning and performing our audit of the statutory-basis financial statements of Jefferson National Life Insurance Company (the "Company") as of and for the year ended December 31, 2010, in accordance with auditing standards generally accepted in the United States of America, we considered its internal control over financial reporting (internal control), including, when relevant, internal control over financial reporting related to derivative instruments as defined by Statement of Statutory Accounting Principles No. 86, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the statutory-basis financial statements, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we do not express an opinion on the effectiveness of the Company's internal control.

A  deficiency  in  internal  control  exists when the design or  operation  of a control  does not  allow  management  or  employees,  in the  normal  course  of performing their assigned functions, to prevent, or detect and correct misstatements on a timely basis. A significant deficiency is a deficiency, or combination of deficiencies, in internal control that is less severe than a material weakness, yet important enough to merit attention by those charged with governance. A material weakness is a deficiency, or a combination of deficiencies, in internal control, such that there is a reasonable possibility that a material misstatement of the entity's financial statements will not be prevented, or detected and corrected on a timely basis.

Our consideration of internal control was for the limited purpose described in the first paragraph and would not necessarily identify all deficiencies in internal control that might be significant deficiencies or material weaknesses. Additionally, this report is being prepared consistent with the guidance in the NAIC/AICPA Working Group letter to regulators on the interpretation of Section 11 of the NAIC Model Audit Rule dated March 9, 2005. We did not identify and deficiencies in internal control that we consider to be material weaknesses, as defined above as of December 31, 2010.

This communication is intended solely for the information and use of the Board of Directors, management and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties

BDO USA, LLP

Certified Public Accountants

New York, New York

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO IS THE BRAND NAME FOR THE BDO NETWORK AND FOR EACH OF THE BDO MEMBER FIRMS.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2010

                                       Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2010

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                   PAGE
Statement of Assets and Liabilities as of December 31, 2010 .............      2
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2010 .................................      8
Statements of Operations and Statements of Changes in Net Assets
   for the Year Ended December 31, 2009 .................................     30
Notes to Financial Statements ...........................................     52
Report of Independent Registered Public Accounting Firm .................     81

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

=====================================================================================================================
                                                                               SHARES        COST          VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ................................    154,418.004   $ 5,294,309   $  8,054,443
         LargeCap Growth Portfolio .....................................    109,080.581     3,915,350      4,764,639
         MidCap Growth Portfolio .......................................    245,435.894     3,895,175      3,129,307
         SmallCap Growth Portfolio .....................................     67,519.613     1,479,692      2,164,004
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ...................................     15,452.057       219,980        265,622
      American Century Variable Portfolios, Inc:
         Balanced Fund .................................................     69,097.688       420,095        435,315
         Income & Growth Fund ..........................................    180,263.495     1,222,854      1,090,593
         Inflation Protection Fund .....................................     32,788.907       353,366        363,627
         International Fund ............................................    154,523.830     1,268,915      1,322,724
         Large Company Value Fund ......................................         26.045           187            242
         Ultra Fund ....................................................      2,521.026        17,715         23,647
         Value Fund ....................................................    594,316.942     3,832,365      3,482,698
         Vista Fund ....................................................      5,918.085        98,638         96,702
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .......................................      1,164.909        19,341         19,164
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...............................     12,931.597       119,944        157,766
      The Dreyfus Socially Responsible Growth Fund, Inc. ...............     63,936.476     1,722,298      1,911,699
      Dreyfus Stock Index Fund .........................................    473,395.163    13,824,694     14,045,635
      Dreyfus Variable Investment Fund:
         International Value Portfolio .................................    118,401.890     1,526,722      1,327,287
      Federated Insurance Series:
         Capital Income Fund II ........................................     91,259.896       765,512        835,028
         High Income Bond Fund II ......................................    281,001.031     1,799,535      1,975,437
         Kaufmann Fund II ..............................................      8,781.892        97,918        129,357
      Invesco Variable Insurance Funds:
         Basic Value Fund ..............................................     59,484.215       357,752        377,130
         Core Equity Fund ..............................................     29,885.197       766,542        807,795
         Financial Services Fund .......................................     21,133.120        99,240        118,768
         Global Health Care Fund .......................................     16,331.901       246,826        272,906
         Global Real Estate Fund .......................................     69,772.547     1,042,052        947,513
         High Yield Fund ...............................................    676,227.547     3,579,378      3,617,815
         Mid Cap Core Equity Fund ......................................     24,768.765       250,726        304,162
         Technology Fund ...............................................      7,198.181        88,023        115,171
      Janus Aspen Series:
         Balanced Portfolio ............................................     21,006.017       557,604        594,470
         Enterprise Portfolio ..........................................    215,391.555     7,055,988      8,339,959
         Forty Portfolio ...............................................      5,513.785       171,760        197,063
         Janus Portfolio ...............................................    376,828.279     8,273,523      9,141,855
         Overseas Portfolio ............................................     75,990.121     3,649,035      4,338,276
         Perkins Mid Cap Value Portfolio ...............................      3,626.283        48,691         57,694
         Worldwide Portfolio ...........................................    320,729.254    10,141,893      9,663,572
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .............................    130,993.623     2,660,032      3,056,083
         International Equity Portfolio ................................     21,666.718       202,073        222,731
         US Small-Mid Cap Equity Portfolio .............................    157,254.250     1,733,528      1,736,087
         US Strategic Equity Portfolio .................................     32,274.904       352,676        296,284
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .......................      5,671.853        74,477         92,622
         ClearBridge Equity Income Builder Portfolio ...................      6,751.998        79,651         67,588
         ClearBridge Fundamental All Cap Value Portfolio ...............      8,553.750       153,429        168,341
         ClearBridge Large Cap Growth Portfolio ........................      4,119.526        50,614         66,569
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ................    421,541.181     3,306,839      3,325,960
         Western Asset Strategic Bond Portfolio ........................     43,552.882       409,731        416,799
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio ...................................     39,691.078       471,335        531,462
         Growth and Income Portfolio ...................................    163,277.449     4,246,004      3,881,106

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================
                                                                                SHARES        COST         VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ......................................       20,460.116  $   445,976  $    561,017
         Partners Portfolio ............................................      152,796.052    1,464,268     1,722,012
         Regency Portfolio .............................................       37,192.535      486,789       571,279
         Short Duration Bond Portfolio .................................      128,952.104    1,529,664     1,444,263
         Small-Cap Growth Portfolio ....................................        5,963.462       65,791        73,111
         Socially Responsive Portfolio .................................       14,274.862      201,254       212,124
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ........................................      563,840.608    8,731,257     8,609,847
         JNF Equity Portfolio ..........................................      827,928.348   19,087,802    17,022,209
         JNF Money Market Portfolio ....................................   10,956,922.440   10,956,922    10,956,920
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...........................................       28,350.701      296,017       311,292
         CommodityRealReturn Strategy Portfolio ........................       33,846.563      319,881       304,958
         Emerging Markets Bond Portfolio ...............................        8,106.434      111,631       109,761
         Foreign Bond US Dollar-Hedged Portfolio .......................        5,803.376       57,684        57,917
         Global Bond Unhedged Portfolio ................................       14,183.614      186,335       191,337
         High Yield Portfolio ..........................................      352,526.937    2,650,070     2,732,080
         Long Term US Government Portfolio .............................       35,268.496      415,044       387,601
         Low Duration Portfolio ........................................       59,384.990      611,425       619,977
         Real Return Portfolio .........................................      197,976.093    2,436,810     2,601,400
         Short-Term Portfolio ..........................................      146,914.193    1,482,865     1,495,583
         Total Return Portfolio ........................................      336,211.993    3,669,040     3,725,220
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ........................................        9,507.326      101,495       107,053
         Emerging Markets Portfolio ....................................        8,307.801      227,807       257,874
         Equity Income Portfolio .......................................       43,146.557      794,474       849,123
         Fund Portfolio ................................................       15,759.844      278,334       353,335
         High Yield Portfolio ..........................................      154,320.404    1,551,394     1,637,337
         Mid Cap Value Portfolio .......................................        7,114.107      103,021       119,730
         Money Market Portfolio ........................................       61,478.990       61,479        61,479
         Strategic Income Portfolio ....................................       18,352.685      190,243       194,904
      Royce Capital Fund:
         Micro-Cap Portfolio ...........................................       83,002.669      802,304     1,010,970
         Small-Cap Portfolio ...........................................      189,881.315    1,667,496     1,984,256
      Rydex Variable Trust:
         Banking Fund ..................................................        7,176.518       96,803       100,325
         Basic Materials Fund ..........................................       28,210.606      902,493     1,038,712
         Biotechnology Fund ............................................       33,259.286      733,984       829,157
         Commodities Strategy Fund .....................................       12,130.446      152,547       164,854
         Consumer Products Fund ........................................       24,754.984      849,845       924,104
         Dow 2X Strategy Fund ..........................................       18,191.446    1,243,628     1,487,150
         Electronics Fund ..............................................        8,724.989       84,389        82,277
         Energy Fund ...................................................       82,094.981    2,244,511     2,564,648
         Energy Services Fund ..........................................       80,923.035    1,854,110     2,239,950
         Europe 1.25X Strategy Fund ....................................       10,232.711      150,623       151,443
         Financial Services Fund .......................................       10,152.271      147,642       154,213
         Government Long Bond 1.2X Strategy Fund .......................      157,683.055    1,120,064     1,119,548
         Health Care Fund ..............................................       13,941.302      340,983       392,587
         Internet Fund .................................................        7,680.614      136,458       151,384
         Inverse Dow 2X Strategy Fund ..................................       32,810.593      502,262       450,817
         Inverse Government Long Bond Strategy Fund ....................       21,510.759      312,921       304,594
         Inverse Mid-Cap Strategy Fund .................................          317.450        8,380         7,184
         Inverse NASDAQ-100(R) Strategy Fund ...........................       17,875.252      237,536       211,106
         Inverse Russell 2000(R) Strategy Fund .........................        4,509.192      103,352        93,565
         Inverse S&P 500 Strategy Fund .................................        5,377.149      203,761       189,061
         Japan 2X Strategy Fund ........................................       10,824.003      216,700       232,605
         Leisure Fund ..................................................          858.481       42,533        46,571
         Mid Cap 1.5X Strategy Fund ....................................       31,984.848      601,692       657,289
         NASDAQ-100(R) Fund ............................................      143,174.273    2,105,225     2,707,425
         NASDAQ-100(R) 2X Strategy Fund ................................       63,897.064    1,509,104     1,562,281

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=====================================================================================================================
                                                                              SHARES           COST        VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Nova Fund ...................................................         19,959.463  $ 1,225,106  $  1,461,433
         Precious Metals Fund ........................................        228,817.086    3,457,784     4,356,679
         Real Estate Fund ............................................         36,628.882      910,826       959,312
         Retailing Fund ..............................................          6,253.934       59,422        84,990
         Russell 2000(R) 1.5X Strategy Fund ..........................         23,720.593      690,500       722,292
         Russell 2000(R) 2X Strategy Fund ............................          2,212.281      299,587       328,303
         S&P 500 2X Strategy Fund ....................................          8,883.854      879,646       999,255
         S&P 500 Pure Growth Fund ....................................         32,670.217      812,051       990,560
         S&P 500 Pure Value Fund .....................................         25,941.318    2,026,067     2,111,105
         S&P MidCap 400 Pure Growth Fund .............................         36,166.619    1,287,204     1,417,371
         S&P MidCap 400 Pure Value Fund ..............................          7,039.550      500,865       559,222
         S&P SmallCap 600 Pure Growth Fund ...........................         13,271.498      368,150       396,421
         S&P SmallCap 600 Pure Value Fund ............................          3,563.504      329,430       363,406
         SGI CLS AdvisorOne Amerigo Fund .............................         44,940.592    1,512,142     1,551,349
         SGI CLS AdvisorOne Clermont Fund ............................         18,559.545      493,599       439,675
         SGI All-Asset Aggressive Strategy Fund ......................          1,786.363       37,806        42,855
         SGI All-Asset Conservative Strategy Fund ....................            977.283       23,043        23,367
         SGI All-Asset Moderate Strategy Fund ........................          8,189.936      191,049       201,144
         SGI Multi-Hedge Strategies Fund .............................            697.670       17,044        14,862
         SGI U.S. Long Short Momentum Fund ...........................         10,806.390      123,743       138,322
         Strengthening Dollar 2X Strategy Fund .......................          1,265.421        8,895         8,314
         Technology Fund .............................................         18,829.518      194,482       231,415
         Telecommunications Fund .....................................          9,949.692       84,808       109,843
         Transportation Fund .........................................         10,912.142      161,272       171,757
         U.S. Government Money Market Fund ...........................     10,207,903.003   10,207,903    10,207,903
         Utilities Fund ..............................................         63,099.547    1,062,437     1,075,218
         Weakening Dollar 2X Strategy Fund ...........................          2,467.625       64,835        62,308
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ....................         29,450.621      470,441       660,575
         Global Technology Portfolio .................................         24,933.463      399,137       506,148
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................        125,369.416    2,238,883     1,854,214
      Van Eck Worldwide Insurance Trust:
         Emerging Markets Fund .......................................        192,960.802    1,970,269     2,728,469
         Global Bond Fund ............................................         67,925.886      793,146       817,150
         Global Hard Assets Fund .....................................        103,299.034    3,243,004     3,891,273
         Multi-Manager Alternatives Fund .............................         14,888.200      141,524       150,816
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..............................................        150,769.763    2,228,109     3,208,377
         Opportunity Fund ............................................        154,551.528    2,791,600     2,846,841
---------------------------------------------------------------------------------------------------------------------
            Total assets .............................................................................  $222,192,080
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=================================================================================================
                                                                                        VALUE
-------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio ..........................................   $ 8,054,443
         LargeCap Growth Portfolio ...............................................     4,764,639
         MidCap Growth Portfolio .................................................     3,129,307
         SmallCap Growth Portfolio ...............................................     2,164,004
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .............................................       265,622
      American Century Variable Portfolios, Inc:
         Balanced Fund ...........................................................       435,315
         Income & Growth Fund ....................................................     1,090,593
         Inflation Protection Fund ...............................................       363,627
         International Fund ......................................................     1,322,724
         Large Company Value Fund ................................................           242
         Ultra Fund ..............................................................        23,647
         Value Fund ..............................................................     3,482,698
         Vista Fund ..............................................................        96,702
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .................................................        19,164
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .........................................       157,766
      The Dreyfus Socially Responsible Growth Fund, Inc ..........................     1,911,699
      Dreyfus Stock Index Fund ...................................................    14,035,861
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...........................................     1,327,287
      Federated Insurance Series:
         Capital Income Fund II ..................................................       835,028
         High Income Bond Fund II ................................................     1,975,437
         Kaufmann Fund II ........................................................       129,357
      Invesco Variable Insurance Funds:
         Basic Value Fund ........................................................       377,130
         Core Equity Fund ........................................................       807,795
         Financial Services Fund .................................................       118,768
         Global Health Care Fund .................................................       272,906
         Global Real Estate Fund .................................................       947,513
         High Yield Fund .........................................................     3,617,815
         Mid Cap Core Equity Fund ................................................       304,162
         Technology Fund .........................................................       115,171
      Janus Aspen Series:
         Balanced Portfolio ......................................................       594,470
         Enterprise Portfolio ....................................................     8,339,959
         Forty Portfolio .........................................................       197,063
         Janus Portfolio .........................................................     9,141,855
         Overseas Portfolio ......................................................     4,338,276
         Perkins Mid Cap Value Portfolio .........................................        57,694
         Worldwide Portfolio .....................................................     9,663,572
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio .......................................     3,056,083
         International Equity Portfolio ..........................................       222,731
         US Small-Mid Cap Equity Portfolio .......................................     1,736,087
         US Strategic Equity Portfolio ...........................................       296,284
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .................................        92,622
         ClearBridge Equity Income Builder Portfolio .............................        67,588
         ClearBridge Fundamental All Cap Value Portfolio .........................       168,341
         ClearBridge Large Cap Growth Portfolio ..................................        66,569
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ..........................     3,325,960
         Western Asset Strategic Bond Portfolio ..................................       416,799
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio .............................................       531,462
         Growth and Income Portfolio .............................................     3,827,338

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

=================================================================================================
                                                                                        VALUE
-------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ................................................   $   561,017
         Partners Portfolio ......................................................     1,722,012
         Regency Portfolio .......................................................       571,279
         Short Duration Bond Portfolio ...........................................     1,444,263
         Small-Cap Growth Portfolio ..............................................        73,111
         Socially Responsive Portfolio ...........................................       212,124
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ..................................................     8,609,847
         JNF Equity Portfolio ....................................................    17,022,209
         JNF Money Market Portfolio ..............................................    10,956,920
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .....................................................       311,292
         CommodityRealReturn Strategy Portfolio ..................................       304,958
         Emerging Markets Bond Portfolio .........................................       109,761
         Foreign Bond US Dollar-Hedged Portfolio .................................        57,917
         Global Bond Unhedged Portfolio ..........................................       191,337
         High Yield Portfolio ....................................................     2,732,080
         Long Term US Government Portfolio .......................................       387,601
         Low Duration Portfolio ..................................................       619,977
         Real Return Portfolio ...................................................     2,601,400
         Short-Term Portfolio ....................................................     1,495,583
         Total Return Portfolio ..................................................     3,725,220
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ..................................................       107,053
         Emerging Markets Portfolio ..............................................       257,874
         Equity Income Portfolio .................................................       849,123
         Fund Portfolio ..........................................................       353,335
         High Yield Portfolio ....................................................     1,637,337
         Mid Cap Value Portfolio .................................................       119,730
         Money Market Portfolio ..................................................        61,479
         Strategic Income Portfolio ..............................................       194,904
      Royce Capital Fund:
         Micro-Cap Portfolio .....................................................     1,010,970
         Small-Cap Portfolio .....................................................     1,984,256
      Rydex Variable Trust:
         Banking Fund ............................................................       100,325
         Basic Materials Fund ....................................................     1,038,712
         Biotechnology Fund ......................................................       829,157
         Commodities Strategy Fund ...............................................       164,854
         Consumer Products Fund ..................................................       924,104
         Dow 2X Strategy Fund ....................................................     1,487,150
         Electronics Fund ........................................................        82,277
         Energy Fund .............................................................     2,564,648
         Energy Services Fund ....................................................     2,239,950
         Europe 1.25X Strategy Fund ..............................................       151,443
         Financial Services Fund .................................................       154,213
         Government Long Bond 1.2X Strategy Fund .................................     1,119,548
         Health Care Fund ........................................................       392,587
         Internet Fund ...........................................................       151,384
         Inverse Dow 2X Strategy Fund ............................................       450,817
         Inverse Government Long Bond Strategy Fund ..............................       304,594
         Inverse Mid-Cap Strategy Fund ...........................................         7,184
         Inverse NASDAQ-100(R) Strategy Fund .....................................       211,106
         Inverse Russell 2000(R) Strategy Fund ...................................        93,565
         Inverse S&P 500 Strategy Fund ...........................................       189,061
         Japan 2X Strategy Fund ..................................................       232,605
         Leisure Fund ............................................................        46,571
         Mid Cap 1.5X Strategy Fund ..............................................       657,289
         NASDAQ-100(R) Fund ......................................................     2,707,425
         NASDAQ-100(R) 2X Strategy Fund ..........................................     1,562,281
         Nova Fund ...............................................................     1,461,433

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2010

================================================================================================
                                                                                       VALUE
------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Precious Metals Fund ....................................................  $  4,356,679
         Real Estate Fund ........................................................       959,312
         Retailing Fund ..........................................................        84,990
         Russell 2000(R) 1.5X Strategy Fund ......................................       722,292
         Russell 2000(R) 2X Strategy Fund ........................................       328,303
         S&P 500 2X Strategy Fund ................................................       999,255
         S&P 500 Pure Growth Fund ................................................       990,560
         S&P 500 Pure Value Fund .................................................     2,111,105
         S&P MidCap 400 Pure Growth Fund .........................................     1,417,371
         S&P MidCap 400 Pure Value Fund ..........................................       559,222
         S&P SmallCap 600 Pure Growth Fund .......................................       396,421
         S&P SmallCap 600 Pure Value Fund ........................................       363,406
         SGI CLS AdvisorOne Amerigo Fund .........................................     1,551,349
         SGI CLS AdvisorOne Clermont Fund ........................................       439,675
         SGI All-Asset Aggressive Strategy Fund ..................................        42,855
         SGI All-Asset Conservative Strategy Fund ................................        23,367
         SGI All-Asset Moderate Strategy Fund ....................................       201,144
         SGI Multi-Hedge Strategies Fund .........................................        14,862
         SGI U.S. Long Short Momentum Fund .......................................       138,322
         Strengthening Dollar 2X Strategy Fund ...................................         8,314
         Technology Fund .........................................................       231,415
         Telecommunications Fund .................................................       109,843
         Transportation Fund .....................................................       171,757
         U.S. Government Money Market Fund .......................................    10,207,903
         Utilities Fund ..........................................................     1,075,218
         Weakening Dollar 2X Strategy Fund .......................................        62,308
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ................................       660,575
         Global Technology Portfolio .............................................       506,148
      Third Avenue Variable Series Trust:
         Value Portfolio .........................................................     1,854,214
      Van Eck Worldwide Insurance Trust:
         Emerging Markets Fund ...................................................     2,728,469
         Global Bond Fund ........................................................       817,150
         Global Hard Assets Fund .................................................     3,891,273
         Multi-Manager Alternatives Fund .........................................       150,816
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..........................................................     3,208,377
         Opportunity Fund ........................................................     2,846,841
------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' deferred annuity reserves ..........................................................  $222,128,538
================================================================================================
   Contract owners' annuity payment reserves:
    Dreyfus Stock Index Fund .....................................................  $      9,774
    Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio .............................................        53,768
------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment
               reserves ..........................................................  $     63,542
------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ..............  $222,192,080
================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                          THE ALGER PORTFOLIOS                          SERIES
                                                         ------------------------------------------------------   ------------------

                                                            CAPITAL       LARGECAP       MIDCAP      SMALLCAP          GROWTH &
                                                         APPRECIATION      GROWTH        GROWTH       GROWTH            INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $     31,348   $    36,051   $        --   $        --   $              --
Expenses:
   Mortality and expense risk fees ...................         99,927        61,595        42,908        26,319               4,417
   Administrative fees ...............................          9,323         5,595         3,044         2,456                 395
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................        109,250        67,190        45,952        28,775               4,812
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................        (77,902)      (31,139)      (45,952)      (28,775)             (4,812)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................        222,837      (122,789)     (574,241)      132,440              26,819
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........             --            --            --            --                  --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........             --            --            --            --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ...............................        222,837      (122,789)     (574,241)      132,440              26,819
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        722,770       662,242     1,100,193       329,206               8,819
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................   $    867,705   $   508,314   $   480,000   $   432,871   $          30,826
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                          THE ALGER PORTFOLIOS                          SERIES
                                                         ------------------------------------------------------   ------------------

                                                            CAPITAL       LARGECAP       MIDCAP      SMALLCAP          GROWTH &
                                                         APPRECIATION      GROWTH        GROWTH       GROWTH            INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $    (77,902)  $   (31,139)  $   (45,952)  $   (28,775)  $          (4,812)
   Net realized gain (loss) on investments in
      portfolio shares ...............................        222,837      (122,789)     (574,241)      132,440              26,819
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................        722,770       662,242     1,100,193       329,206               8,819
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................        867,705       508,314       480,000       432,871              30,826
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................        106,136        79,212        38,334        18,136                 653
   Contract redemptions ..............................     (1,068,208)     (775,400)     (450,774)     (337,110)            (53,710)
   Net transfers (including mortality transfers) .....        234,528      (285,159)     (236,168)      (41,211)            (63,212)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............       (727,544)     (981,347)     (648,608)     (360,185)           (116,269)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......        140,161      (473,033)     (168,608)       72,686             (85,443)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................      7,914,282     5,237,672     3,297,915     2,091,318             351,065
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................   $  8,054,443   $ 4,764,639   $ 3,129,307   $ 2,164,004   $         265,622
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

                                                                                                               DIREXION
                                                                                                              INSURANCE
                                   AMERICAN CENTURY VARIABLE PORTFOLIOS                                         TRUST
----------------------------------------------------------------------------------------------------------   -----------
                                                             LARGE                                             DYNAMIC
                INCOME &     INFLATION                      COMPANY                                             VP HY
  BALANCED       GROWTH      PROTECTION   INTERNATIONAL      VALUE       ULTRA        VALUE        VISTA         BOND
------------------------------------------------------------------------------------------------------------------------
$     7,879   $    15,666   $     5,066   $      27,016   $       46   $      74   $    79,618   $      --   $    1,459

      6,060        13,814         4,321          15,118           46         313        49,989       1,067          590
        351           957           160             931            6          15         3,374         114            7
------------------------------------------------------------------------------------------------------------------------
      6,411        14,771         4,481          16,049           52         328        53,363       1,181          597
------------------------------------------------------------------------------------------------------------------------
      1,468           895           585          10,967           (6)       (254)       26,255      (1,181)         862
------------------------------------------------------------------------------------------------------------------------

     (2,271)      (45,776)        7,165         (26,433)       1,473       1,433      (328,084)     (6,055)         515

         --            --            --              --           --          --            --          --           --

         --            --            --              --           --          --            --          --           --
------------------------------------------------------------------------------------------------------------------------
     (2,271)      (45,776)        7,165         (26,433)       1,473       1,433      (328,084)     (6,055)         515
------------------------------------------------------------------------------------------------------------------------

     39,484       169,423         2,130         142,495       (1,646)      2,738       658,956      24,724         (423)
------------------------------------------------------------------------------------------------------------------------
$    38,681   $   124,542   $     9,880   $     127,029   $     (179)  $   3,917   $   357,127   $  17,488   $      954
========================================================================================================================

========================================================================================================================

                                                                                                               DIREXION
                                                                                                              INSURANCE
                                 AMERICAN CENTURY VARIABLE PORTFOLIOS                                           TRUST
----------------------------------------------------------------------------------------------------------   -----------
                                                             LARGE                                             DYNAMIC
                INCOME &     INFLATION                      COMPANY                                             VP HY
  BALANCED       GROWTH      PROTECTION   INTERNATIONAL      VALUE       ULTRA        VALUE        VISTA         BOND
------------------------------------------------------------------------------------------------------------------------
$     1,468   $       895   $       585   $      10,967   $       (6)  $    (254)  $    26,255   $  (1,181)  $      862
     (2,271)      (45,776)        7,165         (26,433)       1,473       1,433      (328,084)     (6,055)         515

     39,484       169,423         2,130         142,495       (1,646)      2,738       658,956      24,724         (423)
------------------------------------------------------------------------------------------------------------------------
     38,681       124,542         9,880         127,029         (179)      3,917       357,127      17,488          954
------------------------------------------------------------------------------------------------------------------------

      8,676        38,347         9,152          45,604           --       3,117        30,029       1,892          422
    (36,223)      (88,775)      (42,314)       (156,418)      (4,976)       (552)     (557,857)     (7,582)    (105,691)
     40,994         4,383       153,690         103,745           --       3,283        30,895       5,615        9,485
------------------------------------------------------------------------------------------------------------------------

     13,447       (46,045)      120,528          (7,069)      (4,976)      5,848      (496,933)        (75)     (95,784)
------------------------------------------------------------------------------------------------------------------------
     52,128        78,497       130,408         119,960       (5,155)      9,765      (139,806)     17,413      (94,830)
------------------------------------------------------------------------------------------------------------------------
    383,187     1,012,096       233,219       1,202,764        5,397      13,882     3,622,504      79,289      113,994
------------------------------------------------------------------------------------------------------------------------
$   435,315   $ 1,090,593   $   363,627   $   1,322,724   $      242   $  23,647   $ 3,482,698   $  96,702   $   19,164
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                            DREYFUS                                                      FEDERATED
                                                           INVESTMENT                                DREYFUS VARIABLE    INSURANCE
                                                           PORTFOLIOS                                 INVESTMENT FUND      SERIES
                                                           ----------                                ----------------   ------------
                                                             SMALL       DREYFUS
                                                              CAP        SOCIALLY        DREYFUS
                                                             STOCK      RESPONSIBLE       STOCK        INTERNATIONAL      CAPITAL
                                                             INDEX        GROWTH          INDEX            VALUE         INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $      710   $    16,276   $    237,609   $         24,688   $    67,952
Expenses:
   Mortality and expense risk fees .....................        1,888        23,322        166,108             18,441        15,124
   Administrative fees .................................          113         2,496         17,593              1,396           753
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................        2,001        25,818        183,701             19,837        15,877
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................       (1,291)       (9,542)        53,908              4,851        52,075
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................      (14,105)      (70,436)      (354,429)          (148,607)          386
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............           --            --             --                 --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............           --            --             --                 --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (14,105)      (70,436)      (354,429)          (148,607)          386
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................       36,220       308,003      1,929,185            204,272        25,008
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................   $   20,824   $   228,025   $  1,628,664   $         60,516   $    77,469
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                            DREYFUS                                                      FEDERATED
                                                           INVESTMENT                                DREYFUS VARIABLE    INSURANCE
                                                           PORTFOLIOS                                 INVESTMENT FUND      SERIES
                                                           ----------                                ----------------   ------------
                                                             SMALL       DREYFUS
                                                              CAP        SOCIALLY        DREYFUS
                                                             STOCK      RESPONSIBLE       STOCK        INTERNATIONAL      CAPITAL
                                                             INDEX        GROWTH          INDEX            VALUE         INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $   (1,291)  $    (9,542)  $     53,908   $          4,851   $    52,075
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (14,105)      (70,436)      (354,429)          (148,607)          386
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............       36,220       308,003      1,929,185            204,272        25,008
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................       20,824       228,025      1,628,664             60,516        77,469
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................        2,936        41,874        355,387             15,357         1,085
   Contract redemptions ................................      (30,174)     (262,077)    (1,560,849)          (191,801)     (156,021)
   Net transfers (including mortality transfers) .......       58,987       (24,640)       170,834            (10,820)     (455,986)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................       31,749      (244,843)    (1,034,628)          (187,264)     (610,922)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........       52,573       (16,818)       594,036           (126,748)     (533,453)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................      105,193     1,928,517     13,451,599          1,454,035     1,368,481
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $  157,766   $ 1,911,699   $ 14,045,635   $      1,327,287   $   835,028
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                   FEDERATED INSURANCE SERIES                                   INVESCO VARIABLE INSURANCE FUNDS (b) *
----------------------------------------------------------------   ----------------------------------------------------------------

    HIGH                                                                                                    GLOBAL       GLOBAL
   INCOME     INTERNATIONAL                        MARKET            BASIC        CORE        FINANCIAL     HEALTH        REAL
  BOND II     EQUITY II (a)*   KAUFMANN II   OPPORTUNITY II (a)*     VALUE       EQUITY       SERVICES       CARE        ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$   212,792   $        1,463   $        --   $             1,234   $   1,274   $     7,698   $      140   $       --   $    45,325

     33,588            1,858         1,521                   102       5,370        15,284        2,302        4,065        12,990
        966               87           176                     6         160           993           98          223           720
-----------------------------------------------------------------------------------------------------------------------------------
     34,554            1,945         1,697                   108       5,530        16,277        2,400        4,288        13,710
-----------------------------------------------------------------------------------------------------------------------------------
    178,238             (482)       (1,697)                1,126      (4,256)       (8,579)      (2,260)      (4,288)       31,615
-----------------------------------------------------------------------------------------------------------------------------------

    348,365          (75,504)       (3,958)               (1,565)    (23,638)       62,246       18,961        6,380      (133,555)

         --               --            --                    --          --            --           --           --            --

         --               --            --                    --          --            --           --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
    348,365          (75,504)       (3,958)               (1,565)    (23,638)       62,246       18,961        6,380      (133,555)
-----------------------------------------------------------------------------------------------------------------------------------

   (260,908)          18,975        24,628                   714      40,560        45,440      (11,480)       5,586       238,333
-----------------------------------------------------------------------------------------------------------------------------------
$   265,695   $      (57,011)  $    18,973   $               275   $  12,666   $    99,107   $    5,221   $    7,678   $   136,393
===================================================================================================================================

===================================================================================================================================

                   FEDERATED INSURANCE SERIES                                   INVESCO VARIABLE INSURANCE FUNDS (b) *
----------------------------------------------------------------   ----------------------------------------------------------------

    HIGH                                                                                                    GLOBAL       GLOBAL
   INCOME     INTERNATIONAL                        MARKET            BASIC        CORE        FINANCIAL     HEALTH        REAL
  BOND II     EQUITY II (a)*   KAUFMANN II   OPPORTUNITY II (a)*     VALUE       EQUITY       SERVICES       CARE        ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$   178,238   $         (482)  $    (1,697)  $             1,126   $  (4,256)  $    (8,579)  $   (2,260)  $   (4,288)  $    31,615
    348,365          (75,504)       (3,958)               (1,565)    (23,638)       62,246       18,961        6,380      (133,555)

   (260,908)          18,975        24,628                   714      40,560        45,440      (11,480)       5,586       238,333
-----------------------------------------------------------------------------------------------------------------------------------
    265,695          (57,011)       18,973                   275      12,666        99,107        5,221        7,678       136,393
-----------------------------------------------------------------------------------------------------------------------------------

     11,972                9         9,960                    --       5,073        13,703        2,697        3,724         7,988
   (563,163)         (24,970)       (8,104)                   --     (23,291)     (124,225)     (21,714)     (60,075)      (92,684)
   (854,055)        (750,740)      (12,584)              (38,058)     80,016    (1,132,250)     (22,783)      (5,823)      (24,482)
-----------------------------------------------------------------------------------------------------------------------------------

 (1,405,246)        (775,701)      (10,728)              (38,058)     61,798    (1,242,772)     (41,800)     (62,174)     (109,178)
-----------------------------------------------------------------------------------------------------------------------------------
 (1,139,551)        (832,712)        8,245               (37,783)     74,464    (1,143,665)     (36,579)     (54,496)       27,215
-----------------------------------------------------------------------------------------------------------------------------------
  3,114,988          832,712       121,112                37,783     302,666     1,951,460      155,347      327,402       920,298
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,975,437   $           --   $   129,357   $                --   $ 377,130   $   807,795   $  118,768   $  272,906   $   947,513
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                       INVESCO VARIABLE
                                                                INSURANCE FUNDS (CONTINUED) (b) *            JANUS ASPEN SERIES
                                                            -----------------------------------------    ---------------------------
                                                                             MID CAP
                                                                HIGH          CORE
                                                                YIELD         EQUITY      TECHNOLOGY       BALANCED     ENTERPRISE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..................................   $   350,801    $       984    $        --    $    15,888    $     5,006
Expenses:
   Mortality and expense risk fees ......................        69,080          3,959          1,369          6,838         95,867
   Administrative fees ..................................           551            165             99            740         10,007
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................        69,631          4,124          1,468          7,578        105,874
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................       281,170         (3,140)        (1,468)         8,310       (100,868)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..................................     1,079,339         25,107          4,248         (6,855)      (144,986)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --             --             --             --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...................            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ............................................     1,079,339         25,107          4,248         (6,855)      (144,986)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................      (906,374)        13,249         16,160         34,858      1,919,881
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................   $   454,135    $    35,216    $    18,940    $    36,313    $ 1,674,027
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                       INVESCO VARIABLE
                                                                INSURANCE FUNDS (CONTINUED) (b) *            JANUS ASPEN SERIES
                                                            -----------------------------------------    ---------------------------
                                                                             MID CAP
                                                                HIGH          CORE
                                                                YIELD         EQUITY      TECHNOLOGY       BALANCED     ENTERPRISE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $   281,170    $    (3,140)   $    (1,468)   $     8,310    $  (100,868)
   Net realized gain (loss) on investments in
      portfolio shares ..................................     1,079,339         25,107          4,248         (6,855)      (144,986)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................      (906,374)        13,249         16,160         34,858      1,919,881
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................       454,135         35,216         18,940         36,313      1,674,027
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................        21,743          1,535          2,480         16,522         89,610
   Contract redemptions .................................      (502,278)       (41,714)       (13,817)       (68,134)    (1,043,243)
   Net transfers (including mortality transfers) ........      (596,465)       (92,066)        (6,182)       169,630         50,528
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................    (1,077,000)      (132,245)       (17,519)       118,018       (903,105)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........      (622,865)       (97,029)         1,421        154,331        770,922
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     4,240,680        401,191        113,750        440,139      7,569,037
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $ 3,617,815    $   304,162    $   115,171    $   594,470    $ 8,339,959
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                  LAZARD
                                      JANUS ASPEN SERIES (CONTINUED)                                         RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------   ----------------------------
                 GLOBAL         GROWTH                                       PERKINS                     EMERGING
                  LIFE            AND                                        MID CAP                      MARKETS     INTERNATIONAL
  FORTY       SCIENCES (c)*   INCOME (c)*       JANUS         OVERSEAS        VALUE        WORLDWIDE      EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$       676   $          10   $    13,440    $    95,768    $    25,911    $       394    $    55,884   $    32,409   $       3,494

      2,642              54         7,934        112,160         53,991            725        116,423        45,859           4,010
        246               2           731         12,068          2,731             87         12,633         1,276              99
------------------------------------------------------------------------------------------------------------------------------------
      2,888              56         8,665        124,228         56,722            812        129,056        47,135           4,109
------------------------------------------------------------------------------------------------------------------------------------
     (2,212)            (46)        4,775        (28,460)       (30,811)          (418)       (73,172)      (14,726)           (615)
------------------------------------------------------------------------------------------------------------------------------------

    (10,660)           (489)      279,730        (91,757)        10,757             20       (250,885)      872,122          10,345

         --              --            --             --             --             --             --            --              --

         --              68            --             --             --             --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
    (10,660)           (421)      279,730        (91,757)        10,757             20       (250,885)      872,122          10,345
------------------------------------------------------------------------------------------------------------------------------------

     17,791             727      (192,631)     1,201,574        810,236          7,352      1,550,986      (454,354)           (445)
------------------------------------------------------------------------------------------------------------------------------------
$     4,919   $         260   $    91,874    $ 1,081,357    $   790,182    $     6,954    $ 1,226,929   $   403,042   $       9,285
====================================================================================================================================

====================================================================================================================================

                                                                                                                  LAZARD
                                      JANUS ASPEN SERIES (CONTINUED)                                         RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------   ----------------------------
                 GLOBAL         GROWTH                                       PERKINS                     EMERGING
                  LIFE            AND                                        MID CAP                      MARKETS     INTERNATIONAL
  FORTY       SCIENCES (c)*   INCOME (c)*       JANUS         OVERSEAS        VALUE        WORLDWIDE      EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    (2,212)   $       (46)   $     4,775    $   (28,460)   $   (30,811)   $      (418)   $   (73,172)  $   (14,726)  $        (615)
    (10,660)          (421)       279,730        (91,757)        10,757             20       (250,885)      872,122          10,345

     17,791            727       (192,631)     1,201,574        810,236          7,352      1,550,986      (454,354)           (445)
------------------------------------------------------------------------------------------------------------------------------------
      4,919            260         91,874      1,081,357        790,182          6,954      1,226,929       403,042           9,285
------------------------------------------------------------------------------------------------------------------------------------

      4,609             --            402        202,355         48,965            582        161,058        15,052           2,899
    (13,740)            --       (159,833)    (1,145,725)      (452,987)       (12,245)      (963,850)     (452,859)        (89,065)
     (8,782)       (27,453)    (2,070,826)      (176,822)        91,120         13,131        (86,588)   (1,842,652)         63,670
------------------------------------------------------------------------------------------------------------------------------------

    (17,913)       (27,453)    (2,230,257)    (1,120,192)      (312,902)         1,468       (889,380)   (2,280,459)        (22,496)
------------------------------------------------------------------------------------------------------------------------------------
    (12,994)       (27,193)    (2,138,383)       (38,835)       477,280          8,422        337,549    (1,877,417)        (13,211)
------------------------------------------------------------------------------------------------------------------------------------
    210,057         27,193      2,138,383      9,180,690      3,860,996         49,272      9,326,023     4,933,500         235,942
------------------------------------------------------------------------------------------------------------------------------------
$   197,063    $        --    $        --    $ 9,141,855    $ 4,338,276    $    57,694    $ 9,663,572   $ 3,056,083   $     222,731
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                LAZARD RETIREMENT                    LEGG MASON PARTNERS
                                                               SERIES (CONTINUED)                   VARIABLE EQUITY TRUST
                                                            --------------------------    ------------------------------------------
                                                                 US                                      CLEARBRIDGE    CLEARBRIDGE
                                                             SMALL-MID          US        CLEARBRIDGE      EQUITY       FUNDAMENTAL
                                                                CAP         STRATEGIC     AGGRESSIVE       INCOME         ALL CAP
                                                               EQUITY         EQUITY        GROWTH         BUILDER        VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $     4,668    $     2,008    $        99    $     2,194    $     2,657
Expenses:
   Mortality and expense risk fees ......................        21,788          4,336          1,299            777          2,606
   Administrative fees ..................................         1,450            128             19             10             37
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................        23,238          4,464          1,318            787          2,643
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................       (18,570)        (2,456)        (1,219)         1,407             14
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..................................      (107,690)       (30,854)        (2,001)        (2,137)       (11,680)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............        96,339             --             --             --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...................        36,215             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ............................................        24,864        (30,854)        (2,001)        (2,137)       (11,680)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...................       296,617         61,565         14,077          5,702         31,954
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ................................   $   302,911    $    28,255    $    10,857    $     4,972    $    20,288
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                LAZARD RETIREMENT                    LEGG MASON PARTNERS
                                                               SERIES (CONTINUED)                   VARIABLE EQUITY TRUST
                                                            --------------------------    ------------------------------------------
                                                                 US                                      CLEARBRIDGE    CLEARBRIDGE
                                                             SMALL-MID          US        CLEARBRIDGE      EQUITY       FUNDAMENTAL
                                                                CAP         STRATEGIC     AGGRESSIVE       INCOME         ALL CAP
                                                               EQUITY         EQUITY        GROWTH         BUILDER        VALUE (d)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $   (18,570)   $    (2,456)   $    (1,219)   $     1,407    $        14
   Net realized gain (loss) on investments in
      portfolio shares ..................................        24,864        (30,854)        (2,001)        (2,137)       (11,680)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       296,617         61,565         14,077          5,702         31,954
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................       302,911         28,255         10,857          4,972         20,288
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................         9,551          2,405             --            248            829
   Contract redemptions .................................      (307,006)       (32,136)       (20,921)        (2,873)       (36,926)
   Net transfers (including mortality transfers) ........      (115,946)        (4,119)        34,910         22,824          5,791
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...........................      (413,401)       (33,850)        13,989         20,199        (30,306)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........      (110,490)        (5,595)        24,846         25,171        (10,018)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     1,846,577        301,879         67,776         42,417        178,359
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $ 1,736,087    $   296,284    $    92,622    $    67,588    $   168,341
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE             LEGG MASON
EQUITY TRUST        PARTNERS VARIABLE                   LORD                              NEUBERGER BERMAN ADVISERS
 (CONTINUED)          INCOME TRUST               ABBETT SERIES FUND                            MANAGEMENT TRUST
------------   -------------------------   ----------------------------    ---------------------------------------------------------
 CLEARBRIDGE     WESTERN        WESTERN
    LARGE         ASSET          ASSET                        GROWTH                                                      SHORT
     CAP       GLOBAL HIGH     STRATEGIC      CAPITAL          AND           MID-CAP                                    DURATION
   GROWTH       YIELD BOND       BOND      STRUCTURE (e)      INCOME         GROWTH        PARTNERS       REGENCY         BOND
------------------------------------------------------------------------------------------------------------------------------------
$         76   $    279,846   $   10,338   $      14,280    $    19,999    $        --    $    12,174    $     3,783    $    77,316

       1,223         34,139        5,450           6,705         49,165          6,867         24,974          5,461         27,452
          12             45          265             297          4,239            291          1,688            125            936
------------------------------------------------------------------------------------------------------------------------------------
       1,235         34,184        5,715           7,002         53,404          7,158         26,662          5,586         28,388
------------------------------------------------------------------------------------------------------------------------------------
      (1,159)       245,662        4,623           7,278        (33,405)        (7,158)       (14,488)        (1,803)        48,928
------------------------------------------------------------------------------------------------------------------------------------

       6,006         22,585       12,906          (4,851)      (168,022)        54,928       (404,890)        10,719        (19,742)

          --             --           --              --             --             --             --            --              --

          --             --           --              --             --             --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
       6,006         22,585       12,906          (4,851)      (168,022)        54,928       (404,890)        10,719        (19,742)
------------------------------------------------------------------------------------------------------------------------------------

       2,070         10,750       19,905          59,056        746,387         66,818        664,705         89,236         39,878
------------------------------------------------------------------------------------------------------------------------------------
$      6,917   $    278,997   $   37,434   $      61,483    $   544,960    $   114,588    $   245,327    $    98,152    $    69,064
====================================================================================================================================

====================================================================================================================================
 LEGG MASON
  PARTNERS
  VARIABLE             LEGG MASON
EQUITY TRUST        PARTNERS VARIABLE                   LORD                              NEUBERGER BERMAN ADVISERS
 (CONTINUED)          INCOME TRUST               ABBETT SERIES FUND                            MANAGEMENT TRUST
------------   -------------------------   ----------------------------    ---------------------------------------------------------
 CLEARBRIDGE     WESTERN        WESTERN
    LARGE         ASSET          ASSET                        GROWTH                                                      SHORT
     CAP       GLOBAL HIGH     STRATEGIC      CAPITAL          AND           MID-CAP                                    DURATION
   GROWTH       YIELD BOND       BOND      STRUCTURE (e)      INCOME         GROWTH        PARTNERS       REGENCY         BOND
------------------------------------------------------------------------------------------------------------------------------------
$     (1,159)  $    245,662   $    4,623   $       7,278    $   (33,405)   $    (7,158)   $   (14,488)  $    (1,803)  $      48,928
       6,006         22,585       12,906          (4,851)      (168,022)        54,928       (404,890)       10,719         (19,742)

       2,070         10,750       19,905          59,056        746,387         66,818        664,705        89,236          39,878
------------------------------------------------------------------------------------------------------------------------------------
       6,917        278,997       37,434          61,483        544,960        114,588        245,327        98,152          69,064
------------------------------------------------------------------------------------------------------------------------------------

         583          1,524           --           8,719         69,363          2,294         10,637         1,258          20,097
     (26,668)      (219,065)     (25,606)        (61,899)      (543,002)      (132,152)      (455,238)      (17,518)       (271,908)
      (4,868)     3,021,387      180,901          16,291        (72,267)      (100,712)        18,745       319,912        (416,919)
------------------------------------------------------------------------------------------------------------------------------------

     (30,953)     2,803,846      155,295         (36,889)      (545,906)      (230,570)      (425,856)      303,652        (668,730)
------------------------------------------------------------------------------------------------------------------------------------
     (24,036)     3,082,843      192,729          24,594           (946)      (115,982)      (180,529)      401,804        (599,666)
------------------------------------------------------------------------------------------------------------------------------------
      90,605        243,117      224,070         506,868      3,882,052        676,999      1,902,541       169,475       2,043,929
------------------------------------------------------------------------------------------------------------------------------------
$     66,569   $  3,325,960   $  416,799   $     531,462    $ 3,881,106    $   561,017    $ 1,722,012   $   571,279   $   1,444,263
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                       NEUBERGER BERMAN
                                                                      ADVISERS MANAGEMENT                NORTHERN LIGHTS
                                                                       TRUST (CONTINUED)                 VARIABLE TRUST
                                                                    ----------------------   ---------------------------------------
                                                                                                                             JNF
                                                                                                                            LOOMIS
                                                                    SMALL-CAP    SOCIALLY        JNF            JNF         SAYLES
                                                                      GROWTH    RESPONSIVE     BALANCED       EQUITY      BOND (f)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $      --   $       70   $   118,208   $    118,040   $      40
Expenses:
   Mortality and expense risk fees ..............................         487        3,130       109,098        197,214          32
   Administrative fees ..........................................          22          118        10,768         20,357           1
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ............................................         509        3,248       119,866        217,571          33
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................        (509)      (3,178)       (1,658)       (99,531)          7
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................        (166)      (3,164)     (101,542)      (597,397)     (7,421)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................          --           --            --             --       7,915
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................          --           --            --             --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..        (166)      (3,164)     (101,542)      (597,397)        494
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................       7,618       44,308       924,216      4,117,487        (656)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $   6,943   $   37,966   $   821,016   $  3,420,559   $    (155)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                       NEUBERGER BERMAN
                                                                      ADVISERS MANAGEMENT                NORTHERN LIGHTS
                                                                       TRUST (CONTINUED)                 VARIABLE TRUST
                                                                    ----------------------   ---------------------------------------
                                                                                                                             JNF
                                                                                                                            LOOMIS
                                                                    SMALL-CAP    SOCIALLY        JNF            JNF         SAYLES
                                                                      GROWTH    RESPONSIVE     BALANCED       EQUITY      BOND (f)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $    (509)  $   (3,178)  $    (1,658)  $    (99,531)  $       7
   Net realized gain (loss) on investments in portfolio shares ..        (166)      (3,164)     (101,542)      (597,397)        494
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       7,618       44,308       924,216      4,117,487        (656)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....       6,943       37,966       821,016      3,420,559        (155)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........       2,317        1,007       143,901        297,364          --
   Contract redemptions .........................................      (4,663)      (8,555)     (761,589)    (1,334,910)         --
   Net transfers (including mortality transfers) ................      46,069       (2,039)     (194,145)       (98,715)    (22,747)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................      43,723       (9,587)     (811,833)    (1,136,261)    (22,747)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      50,666       28,379         9,183      2,284,298     (22,902)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      22,445      183,745     8,600,664     14,737,911      22,902
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................   $  73,111   $  212,124   $ 8,609,847   $ 17,022,209   $      --
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================

  NORTHERN
   LIGHTS
  VARIABLE
    TRUST
 (CONTINUED)                                      PIMCO VARIABLE INSURANCE TRUST
------------   ----------------------------------------------------------------------------------------------------
                                                     FOREIGN
     JNF                   COMMODITY-    EMERGING      BOND        GLOBAL                     LONG
    MONEY         ALL      REALRETURN    MARKETS    US DOLLAR-      BOND         HIGH        TERM US        LOW
   MARKET        ASSET      STRATEGY       BOND       HEDGED      UNHEDGED      YIELD      GOVERNMENT    DURATION
-------------------------------------------------------------------------------------------------------------------
$      1,849   $  20,865   $   32,295   $   6,064   $    1,743   $   6,701   $    85,368   $    7,444   $   14,129

     167,582       3,503        2,496       1,919        1,400       3,385        18,804        3,559       15,047
      10,225         370          253          64           74         229           548          147          227
-------------------------------------------------------------------------------------------------------------------
     177,807       3,873        2,749       1,983        1,474       3,614        19,352        3,706       15,274
-------------------------------------------------------------------------------------------------------------------
    (175,958)     16,992       29,546       4,081          269       3,087        66,016        3,738       (1,145)
-------------------------------------------------------------------------------------------------------------------

          --      (5,253)     (22,981)     16,623        1,915       9,669         7,813         (902)        (924)

          --          --        5,202          --        1,193       5,558            --        8,893        2,040

          --          --           --          --          226       1,111            --           --           --
-------------------------------------------------------------------------------------------------------------------
          --      (5,253)     (17,779)     16,623        3,334      16,338         7,813        7,991        1,116
-------------------------------------------------------------------------------------------------------------------

          --      18,012       28,213      (2,490)       1,761      10,107        77,914      (22,150)      36,985
-------------------------------------------------------------------------------------------------------------------
$   (175,958)  $  29,751   $   39,980   $  18,214   $    5,364   $  29,532   $   151,743   $  (10,421)  $   36,956
===================================================================================================================

===================================================================================================================
  NORTHERN
   LIGHTS
  VARIABLE
    TRUST
 (CONTINUED)                                      PIMCO VARIABLE INSURANCE TRUST
------------   ----------------------------------------------------------------------------------------------------
                                                     FOREIGN
     JNF                   COMMODITY-    EMERGING      BOND        GLOBAL                     LONG
    MONEY         ALL      REALRETURN    MARKETS    US DOLLAR-      BOND         HIGH        TERM US        LOW
   MARKET        ASSET      STRATEGY       BOND       HEDGED      UNHEDGED      YIELD      GOVERNMENT    DURATION
-------------------------------------------------------------------------------------------------------------------
$   (175,958)  $  16,992   $   29,546   $   4,081   $      269   $   3,087   $    66,016   $    3,738   $   (1,145)
          --      (5,253)     (17,779)     16,623        3,334      16,338         7,813        7,991        1,116

          --      18,012       28,213      (2,490)       1,761      10,107        77,914      (22,150)      36,985
-------------------------------------------------------------------------------------------------------------------
    (175,958)     29,751       39,980      18,214        5,364      29,532       151,743      (10,421)      36,956
-------------------------------------------------------------------------------------------------------------------

     527,564       7,003        5,434         393        1,039         885       528,083       85,893           67
  (2,309,979)     (7,054)      (2,523)    (13,020)    (141,113)     (8,162)      (58,565)     (33,481)    (223,939)
     367,291         563       82,287      80,210      144,260      (4,151)    2,040,963      296,549     (531,586)
-------------------------------------------------------------------------------------------------------------------

  (1,415,124)        512       85,198      67,583        4,186     (11,428)    2,510,481      348,961     (755,458)
-------------------------------------------------------------------------------------------------------------------
  (1,591,082)     30,263      125,178      85,797        9,550      18,104     2,662,224      338,540     (718,502)
-------------------------------------------------------------------------------------------------------------------
  12,548,002     281,029      179,780      23,964       48,367     173,233        69,856       49,061    1,338,479
-------------------------------------------------------------------------------------------------------------------
$ 10,956,920   $ 311,292   $  304,958   $ 109,761   $   57,917   $ 191,337   $ 2,732,080   $  387,601   $  619,977
===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                              PIMCO VARIABLE                  PIONEER VARIABLE
                                                                       INSURANCE TRUST (CONTINUED)             CONTRACTS TRUST
                                                                 ---------------------------------------   -----------------------
                                                                     REAL         SHORT-        TOTAL        CULLEN     EMERGING
                                                                    RETURN         TERM         RETURN       VALUE       MARKETS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $    41,654   $    16,747   $   111,340   $     564   $    1,303
Expenses:
   Mortality and expense risk fees ...........................        41,393        32,125        66,522       1,117        4,983
   Administrative fees .......................................         2,272           319         2,802         128          310
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        43,665        32,444        69,324       1,245        5,293
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................        (2,011)      (15,697)       42,016        (681)      (3,990)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................        70,557        37,367       134,706      (3,553)       3,222
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................        21,633         1,262       120,059          --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................         2,163         1,045         7,468          --           --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares .................................................        94,353        39,674       262,233      (3,553)       3,222
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        94,052       (14,149)         (306)      8,852       44,762
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $   186,394   $     9,828   $   303,943   $   4,618   $   43,994
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                              PIMCO VARIABLE                  PIONEER VARIABLE
                                                                       INSURANCE TRUST (CONTINUED)             CONTRACTS TRUST
                                                                 ---------------------------------------   -----------------------
                                                                     REAL         SHORT-        TOTAL        CULLEN     EMERGING
                                                                    RETURN         TERM         RETURN       VALUE       MARKETS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $    (2,011)  $   (15,697)  $    42,016   $    (681)  $   (3,990)
   Net realized gain (loss) on investments in portfolio
      shares .................................................        94,353        39,674       262,233      (3,553)       3,222
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................        94,052       (14,149)         (306)      8,852       44,762
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..       186,394         9,828       303,943       4,618       43,994
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        98,971        11,850        92,855       3,781        4,845
   Contract redemptions ......................................      (512,376)     (478,063)     (994,823)     (1,495)     (25,576)
   Net transfers (including mortality transfers) .............      (227,063)      420,783      (397,900)     73,458     (211,406)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................      (640,468)      (45,430)   (1,299,868)     75,744     (232,137)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............      (454,074)      (35,602)     (995,925)     80,362     (188,143)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     3,055,474     1,531,185     4,721,145      26,691      446,017
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................   $ 2,601,400   $ 1,495,583   $ 3,725,220   $ 107,053   $  257,874
==================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                                                                                         RYDEX
                                                                                    ROYCE              VARIABLE
              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                       CAPITAL FUND            TRUST
-----------------------------------------------------------------------   -------------------------   -----------
  EQUITY                     HIGH       MID CAP      MONEY    STRATEGIC
  INCOME       FUND         YIELD        VALUE      MARKET      INCOME     MICRO-CAP     SMALL-CAP      BANKING
-----------------------------------------------------------------------------------------------------------------
$  15,551   $    4,420   $    45,755   $   1,076   $     15   $   8,561   $    16,132   $     1,760   $    1,101

   10,383        6,546        13,414       1,398        774       2,271        12,786        28,329        7,315
      544          124            88         112         93          92           498           732          100
-----------------------------------------------------------------------------------------------------------------
   10,927        6,670        13,502       1,510        867       2,363        13,284        29,061        7,415
-----------------------------------------------------------------------------------------------------------------
    4,624       (2,250)       32,253        (434)      (852)      6,198         2,848       (27,301)      (6,314)
-----------------------------------------------------------------------------------------------------------------

  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476      176,438

       --           --            --          --         --          --            --            --           --

       --           --            --          --         --          --            --            --           --
-----------------------------------------------------------------------------------------------------------------
  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476      176,438
-----------------------------------------------------------------------------------------------------------------

  131,677       16,118      (173,029)      2,744         --      (1,168)      273,709       148,259      (62,586)
-----------------------------------------------------------------------------------------------------------------
$ 125,154   $   43,416   $   147,251   $  13,394   $   (852)  $  15,465   $   212,100   $   270,434   $  107,538
=================================================================================================================

=================================================================================================================

                                                                                                         RYDEX
                                                                                    ROYCE              VARIABLE
              PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                       CAPITAL FUND            TRUST
-----------------------------------------------------------------------   -------------------------   -----------
  EQUITY                     HIGH       MID CAP      MONEY    STRATEGIC
  INCOME       FUND         YIELD        VALUE      MARKET      INCOME     MICRO-CAP     SMALL-CAP      BANKING
-----------------------------------------------------------------------------------------------------------------
$   4,624   $   (2,250)  $    32,253   $    (434)  $   (852)  $   6,198   $     2,848   $   (27,301)  $   (6,314)
  (11,147)      29,548       288,027      11,084         --      10,435       (64,457)      149,476      176,438

  131,677       16,118      (173,029)      2,744         --      (1,168)      273,709       148,259      (62,586)
-----------------------------------------------------------------------------------------------------------------
  125,154       43,416       147,251      13,394       (852)     15,465       212,100       270,434      107,538
-----------------------------------------------------------------------------------------------------------------

   13,097        9,568         3,300         920         --         333         8,386        11,064        4,680
  (49,609)    (110,156)     (171,427)    (37,455)        --     (82,209)     (208,556)     (393,715)     (19,809)
  (20,612)    (211,527)      260,938      61,593         --      81,172       170,650       204,936     (644,869)
-----------------------------------------------------------------------------------------------------------------

  (57,124)    (312,115)       92,811      25,058         --        (704)      (29,520)     (177,715)    (659,998)
-----------------------------------------------------------------------------------------------------------------
   68,030     (268,699)      240,062      38,452       (852)     14,761       182,580        92,719     (552,460)
-----------------------------------------------------------------------------------------------------------------
  781,093      622,034     1,397,275      81,278     62,331     180,143       828,390     1,891,537      652,785
-----------------------------------------------------------------------------------------------------------------
$ 849,123   $  353,335   $ 1,637,337   $ 119,730   $ 61,479   $ 194,904   $ 1,010,970   $ 1,984,256   $  100,325
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                   BASIC                       COMMODITIES    CONSUMER     DOW 2X
                                                                 MATERIALS    BIOTECHNOLOGY      STRATEGY     PRODUCTS    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....    $   5,027    $          --    $        --    $  12,029   $   8,821
Expenses:
   Mortality and expense risk fees ..........................       14,938           12,424          2,098        7,564      21,681
   Administrative fees ......................................          271              215             62          283         331
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................       15,209           12,639          2,160        7,847      22,012
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........................      (10,182)         (12,639)        (2,160)       4,182     (13,191)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................       99,404           47,320         (2,724)      43,119      86,915
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................           --               --             --           --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................           --               --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ................................................       99,404           47,320         (2,724)      43,119      86,915
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       67,953           32,920          7,156       45,724     163,125
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................    $ 157,175    $      67,601    $     2,272    $  93,025   $ 236,849
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  BASIC                        COMMODITIES    CONSUMER     DOW 2X
                                                                MATERIALS     BIOTECHNOLOGY      STRATEGY     PRODUCTS    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $  (10,182)   $     (12,639)   $    (2,160)   $  4,182   $  (13,191)
   Net realized gain (loss) on investments in
      portfolio shares ......................................       99,404           47,320         (2,724)     43,119       86,915
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................       67,953           32,920          7,156      45,724      163,125
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................      157,175           67,601          2,272      93,025      236,849
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ......        6,752            4,509          1,265         199        1,714
   Contract redemptions .....................................     (113,317)        (105,779)       (10,051)    (45,822)    (277,260)
   Net transfers (including mortality transfers) ............     (266,607)         260,219          3,514     590,179      520,250
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................     (373,172)         158,949         (5,272)    544,556      244,704
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............     (215,997)         226,550         (3,000)    637,581      481,553
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    1,254,709          602,607        167,854     286,523    1,005,597
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..........................   $1,038,712    $     829,157    $   164,854    $924,104   $1,487,150
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               GOVERNMENT
                                                                                  LONG                                     INVERSE
                                  ENERGY        EUROPE 1.25X     FINANCIAL      BOND 1.2X      HEALTH                      DOW 2X
ELECTRONICS        ENERGY        SERVICES         STRATEGY       SERVICES       STRATEGY        CARE         INTERNET     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$        --      $  11,744       $      --      $      2,318     $   1,583     $   32,130     $   1,155     $      --     $      --

      1,108         30,905          30,507             2,941         2,438         19,644         6,702         1,659        10,005
         86            951             762               281           133          1,293           331            65           662
------------------------------------------------------------------------------------------------------------------------------------
      1,194         31,856          31,269             3,222         2,571         20,937         7,033         1,724        10,667
------------------------------------------------------------------------------------------------------------------------------------
     (1,194)       (20,112)        (31,269)             (904)         (988)        11,193        (5,878)       (1,724)      (10,667)
------------------------------------------------------------------------------------------------------------------------------------

    (21,646)       195,433          (6,449)          (89,249)       13,070         (5,571)       15,460         3,718      (217,089)

     27,471             --              --                --            --             --            --            --            --

         --             --              --                --            --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      5,825        195,433          (6,449)          (89,249)       13,070         (5,571)       15,460         3,718      (217,089)
------------------------------------------------------------------------------------------------------------------------------------

    (12,546)       305,649         355,721             8,517         6,724        126,858        16,287         6,104       (31,317)
------------------------------------------------------------------------------------------------------------------------------------
$    (7,915)     $ 480,970       $ 318,003      $    (81,636)    $  18,806     $  132,480     $  25,869     $   8,098     $(259,073)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            GOVERNMENT
                                                                               LONG                                       INVERSE
                                 ENERGY      EUROPE 1.25X     FINANCIAL      BOND 1.2X       HEALTH                        DOW 2X
ELECTRONICS      ENERGY         SERVICES       STRATEGY       SERVICES       STRATEGY         CARE        INTERNET        STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$    (1,194)   $   (20,112)   $   (31,269)   $       (904)   $      (988)   $    11,193    $   (5,878)   $    (1,724)   $   (10,667)
      5,825        195,433         (6,449)        (89,249)        13,070         (5,571)       15,460          3,718       (217,089)

    (12,546)       305,649        355,721           8,517          6,724        126,858        16,287          6,104        (31,317)
------------------------------------------------------------------------------------------------------------------------------------
     (7,915)       480,970        318,003         (81,636)        18,806        132,480        25,869          8,098       (259,073)
------------------------------------------------------------------------------------------------------------------------------------

        196         28,350         27,435             596             (2)         4,582           547            224          5,987
     (4,352)      (233,168)      (204,218)        (18,755)       (19,127)      (181,946)      (79,300)        (8,789)       (15,563)
    (72,747)       174,828       (305,730)       (225,192)        25,511        592,440       (68,166)       (47,795)       191,914
------------------------------------------------------------------------------------------------------------------------------------

    (76,903)       (29,990)      (482,513)       (243,351)         6,382        415,076      (146,919)       (56,360)       182,338
------------------------------------------------------------------------------------------------------------------------------------
    (84,818)       450,980       (164,510)       (324,987)        25,188        547,556      (121,050)       (48,262)       (76,735)
------------------------------------------------------------------------------------------------------------------------------------
    167,095      2,113,668      2,404,460         476,430        129,025        571,992       513,637        199,646        527,552
------------------------------------------------------------------------------------------------------------------------------------
$    82,277    $ 2,564,648    $ 2,239,950    $    151,443    $   154,213    $ 1,119,548    $  392,587    $   151,384    $   450,817
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                  INVERSE                                    INVERSE
                                                                 GOVERNMENT    INVERSE       INVERSE         RUSSELL      INVERSE
                                                                 LONG BOND     MID-CAP     NASDAQ-100(R)     2000(R)      S&P 500
                                                                  STRATEGY     STRATEGY      STRATEGY       STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $       --   $      --    $          --    $      --    $      --
Expenses:
   Mortality and expense risk fees ...........................        6,423         597            4,086        8,515        5,275
   Administrative fees .......................................          144          17              157           43          250
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        6,567         614            4,243        8,558        5,525
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................       (6,567)       (614)          (4,243)      (8,558)      (5,525)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................      (42,224)    (21,286)         (31,857)    (120,842)     (67,424)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................           --          --               --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................           --          --               --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .......................................      (42,224)    (21,286)         (31,857)    (120,842)     (67,424)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      (20,357)       (733)          (9,488)      (1,987)     (11,527)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $  (69,148)  $ (22,633)   $     (45,588)   $(131,387)   $ (84,476)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                  INVERSE                                   INVERSE
                                                                 GOVERNMENT     INVERSE      INVERSE         RUSSELL      INVERSE
                                                                 LONG BOND      MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500
                                                                 STRATEGY       STRATEGY     STRATEGY       STRATEGY     STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $  (6,567)   $    (614)   $      (4,243)   $  (8,558)   $  (5,525)
   Net realized gain (loss) on investments in portfolio
      shares .................................................     (42,224)     (21,286)         (31,857)    (120,842)     (67,424)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................     (20,357)        (733)          (9,488)      (1,987)     (11,527)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..     (69,148)     (22,633)         (45,588)    (131,387)     (84,476)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           8          813            5,055          622          770
   Contract redemptions ......................................     (20,960)        (770)         (19,916)     (46,614)     (29,029)
   Net transfers (including mortality transfers) .............     (46,100)      20,031          122,202      145,655       41,710
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................     (67,052)      20,074          107,341       99,663       13,451
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............    (136,200)      (2,559)          61,753      (31,724)     (71,025)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     440,794        9,743          149,353      125,289      260,086
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................   $ 304,594    $   7,184    $     211,106    $  93,565    $ 189,061
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                             MID CAP      MULTI-CAP
 JAPAN 2X                     1.5X          CORE                         NASDAQ-100(R)                  PRECIOUS         REAL
 STRATEGY       LEISURE     STRATEGY     EQUITY (g)*    NASDAQ-100(R)     2X STRATEGY        NOVA        METALS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $      45    $      --    $         7    $          --    $          --    $   2,949    $       159    $    21,823

      3,754          983        6,054              5           34,995           14,780       17,550         56,481          8,192
        185           40          348             --            3,001              675        1,745          1,360            242
-----------------------------------------------------------------------------------------------------------------------------------
      3,939        1,023        6,402              5           37,996           15,455       19,295         57,841          8,434
-----------------------------------------------------------------------------------------------------------------------------------
     (3,939)        (978)      (6,402)             2          (37,996)         (15,455)     (16,346)       (57,682)        13,389
-----------------------------------------------------------------------------------------------------------------------------------

    (81,585)     (25,118)     164,796            431          152,558          339,440      197,687        371,939         (3,431)

         --           --           --             --               --               --           --             --             --

         --           --           --             --               --               --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    (81,585)     (25,118)     164,796            431          152,558          339,440      197,687        371,939         (3,431)
-----------------------------------------------------------------------------------------------------------------------------------

      5,527       (1,494)      38,885           (308)         236,621          (51,620)      15,004        708,661         43,746
-----------------------------------------------------------------------------------------------------------------------------------
$   (79,997)   $ (27,590)   $ 197,279    $       125    $     351,183    $     272,365    $ 196,345    $ 1,022,918    $    53,704
===================================================================================================================================

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                             MID CAP      MULTI-CAP
  JAPAN 2X                    1.5X          CORE                         NASDAQ-100(R)                    PRECIOUS         REAL
  STRATEGY      LEISURE     STRATEGY     EQUITY (g)*    NASDAQ-100(R)     2X STRATEGY         NOVA         METALS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$    (3,939)   $    (978)   $  (6,402)   $         2    $     (37,996)   $     (15,455)   $  (16,346)   $   (57,682)   $    13,389
    (81,585)     (25,118)     164,796            431          152,558          339,440       197,687        371,939         (3,431)

      5,527       (1,494)      38,885           (308)         236,621          (51,620)       15,004        708,661         43,746
-----------------------------------------------------------------------------------------------------------------------------------
    (79,997)     (27,590)     197,279            125          351,183          272,365       196,345      1,022,918         53,704
-----------------------------------------------------------------------------------------------------------------------------------

        150           26        3,391             --           12,704              656             2         13,151            606
    (24,714)     (13,870)     (47,539)            --         (170,328)        (175,973)     (132,274)      (447,801)       (52,176)
    (41,718)      35,450      (16,760)        (1,259)        (438,057)         361,709      (156,799)       (37,885)       704,024
-----------------------------------------------------------------------------------------------------------------------------------

    (66,282)      21,606      (60,908)        (1,259)        (595,681)         186,392      (289,071)      (472,535)       652,454
-----------------------------------------------------------------------------------------------------------------------------------
   (146,279)      (5,984)     136,371         (1,134)        (244,498)         458,757       (92,726)       550,383        706,158
-----------------------------------------------------------------------------------------------------------------------------------
    378,884       52,555      520,918          1,134        2,951,923        1,103,524     1,554,159      3,806,296        253,154
-----------------------------------------------------------------------------------------------------------------------------------
$   232,605    $  46,571    $ 657,289    $        --    $   2,707,425    $   1,562,281    $1,461,433    $ 4,356,679    $   959,312
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                                RUSSELL       RUSSELL                    S&P 500
                                                                             2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE
                                                                 RETAILING     STRATEGY      STRATEGY      STRATEGY       GROWTH
                                                                 ------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      --   $         --   $       --   $        --   $        --
Expenses:
   Mortality and expense risk fees ...........................       1,384          5,511        3,034        18,823        12,515
   Administrative fees .......................................         116            416           61           607           675
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................       1,500          5,927        3,095        19,430        13,190
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................      (1,500)        (5,927)      (3,095)      (19,430)      (13,190)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................      10,468         32,901     (147,057)      136,805       184,974
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................          --             --           --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................          --             --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares .................................................      10,468         32,901     (147,057)      136,805       184,974
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       6,897         22,866       23,116       (15,479)       69,545
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $  15,865   $     49,840   $ (127,036)  $   101,896   $   241,329
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                                RUSSELL       RUSSELL                    S&P 500
                                                                             2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE
                                                                 RETAILING     STRATEGY      STRATEGY      STRATEGY       GROWTH
                                                                 ------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $  (1,500)  $     (5,927)  $   (3,095)  $   (19,430)  $   (13,190)
   Net realized gain (loss) on investments in portfolio
      shares .................................................      10,468         32,901     (147,057)      136,805       184,974
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................       6,897         22,866       23,116       (15,479)       69,545
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      15,865         49,840     (127,036)      101,896       241,329
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......         105            850           45         5,403         2,743
   Contract redemptions ......................................     (41,469)       (58,065)      (9,961)     (252,592)     (161,879)
   Net transfers (including mortality transfers) .............      14,168        344,802      399,467      (646,291)     (109,316)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................     (27,196)       287,587      389,551      (893,480)     (268,452)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (11,331)       337,427      262,515      (791,584)      (27,123)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      96,321        384,865       65,788     1,790,839     1,017,683
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................   $  84,990   $    722,292   $  328,303   $   999,255   $   990,560
===================================================================================================================================

*See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  S&P           S&P          S&P           S&P           SGI            SGI             SGI             SGI
  S&P 500        MIDCAP       MIDCAP       SMALLCAP     SMALLCAP         CLS            CLS          ALL-ASSET       ALL-ASSET
    PURE        400 PURE     400 PURE      600 PURE     600 PURE     ADVISORONE      ADVISORONE      AGGRESSIVE     CONSERVATIVE
   VALUE         GROWTH        VALUE        GROWTH        VALUE     AMERIGO (h)*   CLERMONT (h)*   STRATEGY (h)*   STRATEGY (h)*
---------------------------------------------------------------------------------------------------------------------------------
$    12,940   $        --   $    6,681   $        --   $       --   $      1,365   $       7,664   $         297   $         571

     12,949         8,891       13,885        10,920        9,961         21,626           5,731             398             117
        572           366          482           250          528          1,383             549              47              14
---------------------------------------------------------------------------------------------------------------------------------
     13,521         9,257       14,367        11,170       10,489         23,009           6,280             445             131
---------------------------------------------------------------------------------------------------------------------------------
       (581)       (9,257)      (7,686)      (11,170)     (10,489)       (21,644)          1,384            (148)            440
---------------------------------------------------------------------------------------------------------------------------------

    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41

         --            --           --            --           --             --              --              --              --

         --            --           --            --           --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41
---------------------------------------------------------------------------------------------------------------------------------

     14,275       101,002       30,264       (74,141)      31,874        242,506          51,151           3,872             315
---------------------------------------------------------------------------------------------------------------------------------
$   121,223   $   196,146   $   53,601   $    33,773   $   36,434   $    188,922   $      41,558   $       3,798   $         796
=================================================================================================================================

=================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  S&P           S&P          S&P           S&P           SGI            SGI             SGI             SGI
  S&P 500        MIDCAP       MIDCAP       SMALLCAP     SMALLCAP         CLS            CLS          ALL-ASSET       ALL-ASSET
    PURE        400 PURE     400 PURE      600 PURE     600 PURE     ADVISORONE      ADVISORONE      AGGRESSIVE     CONSERVATIVE
   VALUE         GROWTH        VALUE        GROWTH        VALUE     AMERIGO (h)*   CLERMONT (h)*   STRATEGY (h)*   STRATEGY (h)*
---------------------------------------------------------------------------------------------------------------------------------
$      (581)  $    (9,257)  $   (7,686)  $   (11,170)  $  (10,489)  $    (21,644)  $       1,384   $        (148)  $         440
    107,529       104,401       31,023       119,084       15,049        (31,940)        (10,977)             74              41

     14,275       101,002       30,264       (74,141)      31,874        242,506          51,151           3,872             315
---------------------------------------------------------------------------------------------------------------------------------
    121,223       196,146       53,601        33,773       36,434        188,922          41,558           3,798             796
---------------------------------------------------------------------------------------------------------------------------------

      5,597         4,621        2,633         3,737        1,935         40,483           1,818          17,220             854
   (218,438)     (194,367)    (309,764)     (154,340)    (113,309)      (147,038)        (81,410)            (30)         (1,549)
  1,644,915       377,236      (66,066)     (624,260)     112,625         (8,213)          2,062              --          22,569
---------------------------------------------------------------------------------------------------------------------------------

  1,432,074       187,490     (373,197)     (774,863)       1,251       (114,768)        (77,530)         17,190          21,874
---------------------------------------------------------------------------------------------------------------------------------
  1,553,297       383,636     (319,596)     (741,090)      37,685         74,154         (35,972)         20,988          22,670
---------------------------------------------------------------------------------------------------------------------------------
    557,808     1,033,735      878,818     1,137,511      325,721      1,477,195         475,647          21,867             697
---------------------------------------------------------------------------------------------------------------------------------
$ 2,111,105   $ 1,417,371   $  559,222   $   396,421   $  363,406   $  1,551,349   $     439,675   $      42,855   $      23,367
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                      -----------------------------------------------------------------------------
                                                           SGI              SGI              SGI
                                                        ALL-ASSET          MULTI-         U.S. LONG     STRENGTHENING
                                                         MODERATE          HEDGE            SHORT         DOLLAR 2X
                                                      STRATEGY (h)*   STRATEGIES (h)*   MOMENTUM (i)*      STRATEGY     TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ............................   $       4,018   $            --   $          --   $          --   $       --
Expenses:
   Mortality and expense risk fees ................           2,414               241           2,483           2,678        2,867
   Administrative fees ............................             273                 6              54              32          188
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................           2,687               247           2,537           2,710        3,055
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................           1,331              (247)         (2,537)         (2,710)      (3,055)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............          (2,358)             (171)         (7,422)        (65,862)      20,756
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ............................              --                --              --              --           --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares .........................              --                --              --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ............................          (2,358)             (171)         (7,422)        (65,862)      20,756
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .........................................          14,682             1,024          20,844           2,903        2,781
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...............................   $      13,655   $           606   $      10,885   $     (65,669)  $   20,482
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                      -----------------------------------------------------------------------------
                                                           SGI              SGI              SGI
                                                        ALL-ASSET          MULTI-         U.S. LONG     STRENGTHENING
                                                         MODERATE          HEDGE            SHORT         DOLLAR 2X
                                                      STRATEGY (h)*   STRATEGIES (h)*   MOMENTUM (i)*      STRATEGY     TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................   $       1,331   $          (247)  $      (2,537)  $      (2,710)  $   (3,055)
   Net realized gain (loss) on investments in
      portfolio shares ............................          (2,358)             (171)         (7,422)        (65,862)      20,756
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ......................................          14,682             1,024          20,844           2,903        2,781
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...............................          13,655               606          10,885         (65,669)      20,482
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ...................................          89,040                 1           2,122             196          102
   Contract redemptions ...........................         (33,545)             (761)        (27,807)         (6,375)     (17,815)
   Net transfers (including mortality transfers) ..            (519)            4,659         (28,335)          7,328       52,133
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............          54,976             3,899         (54,020)          1,149       34,420
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....          68,631             4,505         (43,135)        (64,520)      54,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................         132,513            10,357         181,457          72,834      176,513
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................   $     201,144   $        14,862   $     138,322   $       8,314   $  231,415
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                            THIRD
                                                                                                            AVENUE
                                                                                                           VARIABLE
                                                                                                            SERIES      VAN ECK VIP
                    RYDEX VARIABLE TRUST (CONTINUED)                           SELIGMAN PORTFOLIOS          TRUST       TRUST (j)*
------------------------------------------------------------------------   ---------------------------   -----------   -------------
                                      U.S.
                                   GOVERNMENT                  WEAKENING   COMMUNICATIONS
     TELE-                            MONEY                    DOLLAR 2X         AND          GLOBAL                     EMERGING
COMMUNICATIONS   TRANSPORTATION      MARKET       UTILITIES     STRATEGY     INFORMATION    TECHNOLOGY      VALUE         MARKETS
------------------------------------------------------------------------------------------------------------------------------------
$        1,756   $           --   $        769   $    28,484   $      --   $           --   $       --   $    70,463   $     30,256

         3,481            2,438        208,019         9,725       1,284            9,707        9,620        24,579         47,140
            75               37          8,573           256          38              603          312         1,625          2,230
------------------------------------------------------------------------------------------------------------------------------------
         3,556            2,475        216,592         9,981       1,322           10,310        9,932        26,204         49,370
------------------------------------------------------------------------------------------------------------------------------------
        (1,800)          (2,475)      (215,823)       18,503      (1,322)         (10,310)      (9,932)       44,259        (19,114)
------------------------------------------------------------------------------------------------------------------------------------

       (98,588)          26,071             --        22,808     (10,242)          85,583       44,947      (447,402)       202,454

            --               --            463            --          --               --           --            --             --

            --               --             --            --          --               --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       (98,588)          26,071            463        22,808     (10,242)          85,583       44,947      (447,402)       202,454
------------------------------------------------------------------------------------------------------------------------------------

       115,561           11,224             --         8,810      (3,151)          (9,833)      22,021       612,223        360,539
------------------------------------------------------------------------------------------------------------------------------------
$       15,173   $       34,820   $   (215,360)  $    50,121   $ (14,715)  $       65,440   $   57,036   $   209,080   $    543,879
====================================================================================================================================

====================================================================================================================================
                                                                                                            THIRD
                                                                                                            AVENUE
                                                                                                           VARIABLE
                                                                                                            SERIES      VAN ECK VIP
                    RYDEX VARIABLE TRUST (CONTINUED)                           SELIGMAN PORTFOLIOS          TRUST       TRUST (j)*
------------------------------------------------------------------------   ---------------------------   -----------   -------------
                                      U.S.
                                   GOVERNMENT                  WEAKENING   COMMUNICATIONS
     TELE-                            MONEY                    DOLLAR 2X         AND          GLOBAL                     EMERGING
COMMUNICATIONS   TRANSPORTATION      MARKET       UTILITIES     STRATEGY     INFORMATION    TECHNOLOGY      VALUE         MARKETS
------------------------------------------------------------------------------------------------------------------------------------
$       (1,800)  $       (2,475)  $   (215,823)  $    18,503   $  (1,322)  $      (10,310)  $   (9,932)  $    44,259   $    (19,114)
       (98,588)          26,071            463        22,808     (10,242)          85,583       44,947      (447,402)       202,454

       115,561           11,224             --         8,810      (3,151)          (9,833)      22,021       612,223        360,539
------------------------------------------------------------------------------------------------------------------------------------
        15,173           34,820       (215,360)       50,121     (14,715)          65,440       57,036       209,080        543,879
------------------------------------------------------------------------------------------------------------------------------------

            --              613        224,392           895       2,153           15,279        1,920        56,326         56,883
       (27,745)         (21,995)    (2,776,072)      (33,376)    (10,334)        (197,501)    (121,944)     (319,987)      (545,705)
      (119,843)          48,593     (2,375,296)      478,687     (23,002)        (246,107)    (317,437)       (3,270)    (2,201,458)
------------------------------------------------------------------------------------------------------------------------------------

      (147,588)          27,211     (4,926,976)      446,206     (31,183)        (428,329)    (437,461)     (266,931)    (2,690,280)
------------------------------------------------------------------------------------------------------------------------------------
      (132,415)          62,031     (5,142,336)      496,327     (45,898)        (362,889)    (380,425)      (57,851)    (2,146,401)
------------------------------------------------------------------------------------------------------------------------------------
       242,258          109,726     15,350,239       578,891     108,206        1,023,464      886,573     1,912,065      4,874,870
------------------------------------------------------------------------------------------------------------------------------------
$      109,843   $      171,757   $ 10,207,903   $ 1,075,218   $  62,308   $      660,575   $  506,148   $ 1,854,214   $  2,728,469
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                 WELLS FARGO
                                                                                                                  ADVANTAGE
                                                                VAN ECK VIP TRUST (CONTINUED) (j)*                 VT FUNDS
                                                            -----------------------------------------    ---------------------------
                                                                              GLOBAL        MULTI-
                                                              GLOBAL           HARD        MANAGER
                                                             BOND (k)*     ASSETS (l)*   ALTERNATIVES     DISCOVERY     OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $    27,496    $    15,875   $         --    $        --    $    19,599
Expenses:
   Mortality and expense risk fees ......................        11,280         53,521          2,813         34,357         35,104
   Administrative fees ..................................           675          2,771             46          2,772          2,570
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................        11,955         56,292          2,859         37,129         37,674
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................        15,541        (40,417)        (2,859)       (37,129)       (18,075)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................        17,047       (151,950)         5,316         90,761       (144,292)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --             --             --             --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..................................        17,047       (151,950)         5,316         90,761       (144,292)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ....           187        920,324          1,676        741,995        675,494
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................   $    32,775    $   727,957   $      4,133    $   795,627    $   513,127
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                                                 WELLS FARGO
                                                                                                                  ADVANTAGE
                                                                VAN ECK VIP TRUST (CONTINUED) (j)*                 VT FUNDS
                                                            -----------------------------------------    ---------------------------
                                                                              GLOBAL        MULTI-
                                                              GLOBAL           HARD        MANAGER
                                                             BOND (k)*     ASSETS (l)*   ALTERNATIVES     DISCOVERY     OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    15,541    $   (40,417)  $     (2,859)   $   (37,129)   $   (18,075)
   Net realized gain (loss) on investments in
      portfolio shares ..................................        17,047       (151,950)         5,316         90,761       (144,292)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................           187        920,324          1,676        741,995        675,494
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................        32,775        727,957          4,133        795,627        513,127
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................         5,585         42,109          3,118         23,921         23,916
   Contract redemptions .................................       (87,717)      (386,493)       (82,516)      (526,142)      (317,418)
   Net transfers (including mortality transfers) ........        59,233       (568,965)        21,852        297,008        182,546
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................       (22,899)      (913,349)       (57,546)      (205,213)      (110,956)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........         9,876       (185,392)       (53,413)       590,414        402,171
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       807,274      4,076,665        204,229      2,617,963      2,444,670
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $   817,150    $ 3,891,273   $    150,816    $ 3,208,377    $ 2,846,841
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================

    COMBINED
     TOTAL
------------------

$       2,858,306

        3,020,412
          198,237
------------------
        3,218,649
------------------
         (360,343)
------------------

        1,291,486

          298,028

           48,296
------------------
        1,637,810
------------------

       24,360,809
------------------
$      25,638,276
==================

==================

    COMBINED
     TOTAL
------------------

$       (360,343)
        1,637,810

       24,360,809
------------------
       25,638,276
------------------

        4,168,318
      (31,694,838)
       (4,114,055)
------------------

      (31,640,575)
------------------
       (6,002,299)
------------------
      228,194,379
------------------
$     222,192,080
==================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                 THE ALGER PORTFOLIOS (a)*                              SERIES
                                                        -------------------------------------------------------   ------------------
                                                           CAPITAL      LARGECAP       MIDCAP       SMALLCAP           GROWTH &
                                                        APPRECIATION     GROWTH        GROWTH        GROWTH             INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $          --  $     28,131  $         --   $        --   $          15,714
Expenses:
   Mortality and expense risk fees ..................          83,964        55,310        39,834        24,265               4,582
   Administrative fees ..............................           8,139         5,103         2,729         2,229                 419
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................          92,103        60,413        42,563        26,494               5,001
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..................         (92,103)      (32,282)      (42,563)      (26,494)             10,713
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............         (31,923)     (280,161)     (811,803)       (6,599)           (130,271)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..........              --            --            --            --                  --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..........              --            --            --            --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares ..............................         (31,923)     (280,161)     (811,803)       (6,599)           (130,271)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............       2,749,554     1,919,768     2,012,334       701,846             182,754
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .................................   $   2,625,528  $  1,607,325  $  1,157,968   $   668,753   $          63,196
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                 THE ALGER PORTFOLIOS (a)*                              SERIES
                                                        -------------------------------------------------------   ------------------
                                                           CAPITAL      LARGECAP       MIDCAP       SMALLCAP           GROWTH &
                                                        APPRECIATION     GROWTH        GROWTH        GROWTH             INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $     (92,103) $    (32,282) $    (42,563)  $   (26,494)  $          10,713
   Net realized gain (loss) on investments in
      portfolio shares ..............................         (31,923)     (280,161)     (811,803)       (6,599)           (130,271)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................       2,749,554     1,919,768     2,012,334       701,846             182,754
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .................................       2,625,528     1,607,325     1,157,968       668,753              63,196
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .....................................         128,103       115,574        67,567        22,228               1,153
   Contract redemptions .............................        (902,271)     (421,913)     (362,913)     (274,102)            (44,419)
   Net transfers (including mortality transfers) ....         246,813       160,441       (62,922)      (78,383)              2,786
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............        (527,355)     (145,898)     (358,268)     (330,257)            (40,480)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......       2,098,173     1,461,427       799,700       338,496              22,716
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................       5,816,109     3,776,245     2,498,215     1,752,822             328,349
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................   $   7,914,282   $ 5,237,672   $ 3,297,915   $ 2,091,318   $         351,065
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                        INSURANCE
                                  AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                        TRUST
-------------------------------------------------------------------------------------------------------------------   --------------
                                                               LARGE                                                     DYNAMIC
                 INCOME &     INFLATION                       COMPANY                                                     VP HY
  BALANCED        GROWTH      PROTECTION   INTERNATIONAL       VALUE          ULTRA          VALUE         VISTA           BOND
------------------------------------------------------------------------------------------------------------------------------------
$     16,607   $     45,254   $    7,206   $      21,786    $       251    $        25    $   200,176   $        --   $       1,256

       5,197         12,408        9,036          15,064            126          1,547         44,611           901             422
         260            825          117             828             15              6          3,087           102              19
------------------------------------------------------------------------------------------------------------------------------------
       5,457         13,233        9,153          15,892            141          1,553         47,698         1,003             441
------------------------------------------------------------------------------------------------------------------------------------
      11,150         32,021       (1,947)          5,894            110         (1,528)       152,478        (1,003)            815
------------------------------------------------------------------------------------------------------------------------------------

     (15,596)      (126,394)      21,557        (282,613)         3,582         29,156       (722,359)      (15,903)         (1,037)

          --             --           --              --             --             --             --            --              --

          --             --           --              --             --             --             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
     (15,596)      (126,394)      21,557        (282,613)         3,582         29,156       (722,359)      (15,903)         (1,037)
------------------------------------------------------------------------------------------------------------------------------------

      53,145        232,373       16,292         557,428          3,334          3,596      1,097,959        28,728           1,339
------------------------------------------------------------------------------------------------------------------------------------
$     48,699   $    138,000   $   35,902   $     280,709    $     7,026    $    31,224    $   528,078   $    11,822   $       1,117
====================================================================================================================================

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                        INSURANCE
                                  AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                                        TRUST
-------------------------------------------------------------------------------------------------------------------   --------------
                                                               LARGE                                                     DYNAMIC
                 INCOME &     INFLATION                       COMPANY                                                     VP HY
  BALANCED        GROWTH      PROTECTION   INTERNATIONAL       VALUE          ULTRA          VALUE         VISTA           BOND
------------------------------------------------------------------------------------------------------------------------------------
$     11,150   $     32,021   $   (1,947)  $       5,894    $       110    $    (1,528)   $   152,478   $    (1,003)  $         815
     (15,596)      (126,394)      21,557        (282,613)         3,582         29,156       (722,359)      (15,903)         (1,037)

      53,145        232,373       16,292         557,428          3,334          3,596      1,097,959        28,728           1,339
------------------------------------------------------------------------------------------------------------------------------------
      48,699        138,000       35,902         280,709          7,026         31,224        528,078        11,822           1,117
------------------------------------------------------------------------------------------------------------------------------------

      40,709         20,978        4,241          25,220             --          4,231         43,741         1,837           2,095
      (4,906)      (114,937)     (53,761)       (136,778)           (30)        (3,603)      (350,172)         (920)         (1,360)
      12,230        (22,394)      31,833        (205,476)        (6,185)       (19,598)       (97,927)      (10,688)        100,163
------------------------------------------------------------------------------------------------------------------------------------

      48,033       (116,353)     (17,687)       (317,034)        (6,215)       (18,970)      (404,358)       (9,771)        100,898
------------------------------------------------------------------------------------------------------------------------------------
      96,732         21,647       18,215         (36,325)           811         12,254        123,720         2,051         102,015
------------------------------------------------------------------------------------------------------------------------------------
     286,455        990,449      215,004       1,239,089          4,586          1,628      3,498,784        77,238          11,979
------------------------------------------------------------------------------------------------------------------------------------
$    383,187   $  1,012,096   $  233,219   $   1,202,764    $     5,397    $    13,882    $ 3,622,504   $    79,289   $     113,994
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                            DREYFUS                                                      FEDERATED
                                                           INVESTMENT                                DREYFUS VARIABLE    INSURANCE
                                                           PORTFOLIOS                                 INVESTMENT FUND      SERIES
                                                           ----------                                ----------------   ------------
                                                             SMALL       DREYFUS
                                                              CAP        SOCIALLY       DREYFUS
                                                             STOCK      RESPONSIBLE      STOCK         INTERNATIONAL      CAPITAL
                                                             INDEX        GROWTH         INDEX             VALUE         INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $    2,467   $    16,979   $    249,492   $         59,349   $    39,917
Expenses:
   Mortality and expense risk fees .....................        1,192        22,175        154,809             18,658        10,449
   Administrative fees .................................           81         2,351         15,701              1,274           714
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................        1,273        24,526        170,510             19,932        11,163
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................        1,194        (7,547)        78,982             39,417        28,754
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................      (31,092)     (177,312)      (863,819)          (428,148)      (13,371)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............           --            --             --                 --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............       16,725            --        757,828                 --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (14,367)     (177,312)      (105,991)          (428,148)      (13,371)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................       37,344       676,752      2,771,340            731,324       182,072
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................   $   24,171   $   491,893   $  2,744,331   $        342,593   $   197,455
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                            DREYFUS                                                      FEDERATED
                                                           INVESTMENT                                DREYFUS VARIABLE    INSURANCE
                                                           PORTFOLIOS                                 INVESTMENT FUND      SERIES
                                                           ----------                                ----------------   ------------
                                                             SMALL       DREYFUS
                                                              CAP        SOCIALLY       DREYFUS
                                                             STOCK      RESPONSIBLE      STOCK         INTERNATIONAL      CAPITAL
                                                             INDEX        GROWTH         INDEX             VALUE         INCOME II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $    1,194   $    (7,547)  $     78,982   $         39,417   $    28,754
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (14,367)     (177,312)      (105,991)          (428,148)      (13,371)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............       37,344       676,752      2,771,340            731,324       182,072
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................       24,171       491,893      2,744,331            342,593       197,455
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................        7,913        37,731        444,171             23,418         9,593
   Contract redemptions ................................       (4,325)     (224,116)    (1,315,732)          (159,622)     (437,940)
   Net transfers (including mortality transfers) .......        7,757       (40,957)      (429,106)          (176,323)      992,436
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................       11,345      (227,342)    (1,300,667)          (312,527)      564,089
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........       35,516       264,551      1,443,664             30,066       761,544
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................       69,677     1,663,966     12,007,935          1,423,969       606,937
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $  105,193   $ 1,928,517   $ 13,451,599   $      1,454,035   $ 1,368,481
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                FEDERATED INSURANCE SERIES                                 INVESCO VARIABLE INSURANCE FUNDS (ac)*
----------------------------------------------------------   -------------------------------------------------------------------
   HIGH                                                                                                 GLOBAL        GLOBAL
  INCOME      INTERNATIONAL                     MARKET          BASIC         CORE       FINANCIAL      HEALTH         REAL
  BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II      VALUE        EQUITY      SERVICES        CARE         ESTATE
--------------------------------------------------------------------------------------------------------------------------------
$   178,750   $      15,640   $        --   $        5,270   $    3,081   $    16,805   $     4,408   $     1,323   $        --

     40,516           9,093         1,169            1,959        3,341        17,544         2,175         7,363        11,038
        852             427           135               31          117           899            77           241           628
--------------------------------------------------------------------------------------------------------------------------------
     41,368           9,520         1,304            1,990        3,458        18,443         2,252         7,604        11,666
--------------------------------------------------------------------------------------------------------------------------------
    137,382           6,120        (1,304)           3,280         (377)       (1,638)        2,156        (6,281)      (11,666)
--------------------------------------------------------------------------------------------------------------------------------

   (105,740)       (111,948)      (12,733)         (17,808)    (125,579)       37,309       (76,313)     (177,612)     (635,327)

         --              --            --            5,348           --            --            --            --            --

         --              --            --               --           --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
   (105,740)       (111,948)      (12,733)         (12,460)    (125,579)       37,309       (76,313)     (177,612)     (635,327)
--------------------------------------------------------------------------------------------------------------------------------

  1,082,552         324,310        40,288           18,193      214,094       237,242       152,353       312,642       809,994
--------------------------------------------------------------------------------------------------------------------------------
$ 1,114,194   $     218,482   $    26,251   $        9,013   $   88,138   $   272,913   $    78,196   $   128,749   $   163,001
================================================================================================================================

================================================================================================================================

                FEDERATED INSURANCE SERIES                                 INVESCO VARIABLE INSURANCE FUNDS (ac)*
----------------------------------------------------------   -------------------------------------------------------------------
   HIGH                                                                                                 GLOBAL        GLOBAL
  INCOME      INTERNATIONAL                     MARKET          BASIC         CORE       FINANCIAL      HEALTH         REAL
  BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II      VALUE        EQUITY      SERVICES        CARE         ESTATE
--------------------------------------------------------------------------------------------------------------------------------
$   137,382   $       6,120   $    (1,304)  $        3,280   $     (377)  $    (1,638)  $     2,156   $    (6,281)  $   (11,666)
   (105,740)       (111,948)      (12,733)         (12,460)    (125,579)       37,309       (76,313)     (177,612)     (635,327)

  1,082,552         324,310        40,288           18,193      214,094       237,242       152,353       312,642       809,994
--------------------------------------------------------------------------------------------------------------------------------
  1,114,194         218,482        26,251            9,013       88,138       272,913        78,196       128,749       163,001
--------------------------------------------------------------------------------------------------------------------------------

     13,429           3,372        33,158            2,576        5,860        31,165         2,241         5,637        18,006
   (387,434)       (144,497)       (8,599)         (10,362)     (13,538)     (146,871)      (13,937)     (108,622)     (124,788)
    115,178         200,801        11,026         (330,840)      34,273       193,927        (9,314)     (337,898)      (76,355)
--------------------------------------------------------------------------------------------------------------------------------

   (258,827)         59,676        35,585         (338,626)      26,595        78,221       (21,010)     (440,883)     (183,137)
--------------------------------------------------------------------------------------------------------------------------------
    855,367         278,158        61,836         (329,613)     114,733       351,134        57,186      (312,134)      (20,136)
--------------------------------------------------------------------------------------------------------------------------------
  2,259,621         554,554        59,276          367,396      187,933     1,600,326        98,161       639,536       940,434
--------------------------------------------------------------------------------------------------------------------------------
$ 3,114,988   $     832,712   $   121,112   $       37,783   $  302,666   $ 1,951,460   $   155,347   $   327,402   $   920,298
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                       INVESCO VARIABLE                          JANUS ASPEN
                                                               INSURANCE FUNDS (CONTINUED) (ac) *           SERIES INSTITUTIONAL
                                                            ----------------------------------------   -----------------------------

                                                                             MID CAP
                                                                HIGH          CORE
                                                                YIELD         EQUITY     TECHNOLOGY     BALANCED    ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $    300,380   $     4,155   $        --   $    9,848   $            --
Expenses:
   Mortality and expense risk fees ......................         61,643         7,997         1,913        4,081            82,348
   Administrative fees ..................................            502           160            71          462             8,373
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................         62,145         8,157         1,984        4,543            90,721
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................        238,235        (4,002)       (1,984)       5,305           (90,721)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................         90,612        25,884         1,101      (17,236)         (428,512)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............             --            --            --           --                --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............             --         5,239            --       11,996                --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ............................................         90,612        31,123         1,101       (5,240)         (428,512)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................      1,165,019       140,027        63,226       70,638         2,862,030
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................   $  1,493,866   $   167,148   $    62,343   $   70,703   $     2,342,797
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                       INVESCO VARIABLE                          JANUS ASPEN
                                                               INSURANCE FUNDS (CONTINUED) (ac) *           SERIES INSTITUTIONAL
                                                            ----------------------------------------   -----------------------------

                                                                             MID CAP
                                                                HIGH          CORE
                                                                YIELD         EQUITY     TECHNOLOGY     BALANCED    ENTERPRISE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    238,235   $    (4,002)  $    (1,984)  $    5,305   $       (90,721)
   Net realized gain (loss) on investments in portfolio
      shares ............................................         90,612        31,123         1,101       (5,240)         (428,512)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................      1,165,019       140,027        63,226       70,638         2,862,030
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................      1,493,866       167,148        62,343       70,703         2,342,797
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..         15,739        16,136        34,900       21,805           115,667
   Contract redemptions .................................       (460,273)      (33,305)      (29,436)     (20,391)         (596,518)
   Net transfers (including mortality transfers) ........      1,723,567      (121,069)      (42,908)      65,968          (119,746)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................      1,279,033      (138,238)      (37,444)      67,382          (600,597)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........      2,772,899        28,910        24,899      138,085         1,742,200
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      1,467,781       372,281        88,851      302,054         5,826,837
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $  4,240,680   $   401,191   $   113,750   $  440,139   $     7,569,037
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PERKINS
                GLOBAL       GROWTH                                                    PERKINS      SMALL
                 LIFE          AND                        JANUS                        MID CAP     COMPANY
   FORTY       SCIENCES      INCOME       JANUS (c)*   SERVICE (c)*   OVERSEAS (d)*     VALUE     VALUE (e)*   WORLDWIDE (f)*
------------------------------------------------------------------------------------------------------------------------------
$        65   $       --   $    17,153   $    42,534   $         --   $      17,566   $     431   $       --   $      115,414

      2,217          416        26,308       101,404             19          42,422       1,113            6          103,266
        190           23         2,151        10,594             --           2,179          65            1           10,998
------------------------------------------------------------------------------------------------------------------------------
      2,407          439        28,459       111,998             19          44,601       1,178            7          114,264
------------------------------------------------------------------------------------------------------------------------------
     (2,342)        (439)      (11,306)      (69,464)           (19)        (27,035)       (747)          (7)           1,150
------------------------------------------------------------------------------------------------------------------------------

    (62,604)      (9,325)      (61,604)     (351,901)          (960)       (383,268)     (8,949)        (994)        (468,544)

         --           --            --            --             --              --          --           --               --

         --          655            --            --             --          85,014       1,908           --               --
------------------------------------------------------------------------------------------------------------------------------
    (62,604)      (8,670)      (61,604)     (351,901)          (960)       (298,254)     (7,041)        (994)        (468,544)
------------------------------------------------------------------------------------------------------------------------------

    122,784       14,914       750,661     2,809,744            705       1,882,084      27,248          930        3,005,751
------------------------------------------------------------------------------------------------------------------------------
$    57,838   $    5,805   $   677,751   $ 2,388,379   $       (274)  $   1,556,795   $  19,460   $      (71)  $    2,538,357
==============================================================================================================================

==============================================================================================================================

                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PERKINS
                GLOBAL        GROWTH                                                   PERKINS      SMALL
                 LIFE           AND                       JANUS                        MID CAP     COMPANY
   FORTY       SCIENCES       INCOME      JANUS (c)*   SERVICE (c)*   OVERSEAS (d)*     VALUE     VALUE (e)*   WORLDWIDE (f)*
------------------------------------------------------------------------------------------------------------------------------
$    (2,342)  $     (439)  $   (11,306)  $   (69,464)  $        (19)  $     (27,035)  $    (747)  $       (7)  $        1,150
    (62,604)      (8,670)      (61,604)     (351,901)          (960)       (298,254)     (7,041)        (994)        (468,544)

    122,784       14,914       750,661     2,809,744            705       1,882,084      27,248          930        3,005,751
------------------------------------------------------------------------------------------------------------------------------
     57,838        5,805       677,751     2,388,379           (274)      1,556,795      19,460          (71)       2,538,357
------------------------------------------------------------------------------------------------------------------------------

      4,848           --        50,446       238,588             --          72,421       9,371          324          184,064
     (5,388)      (1,493)     (192,643)     (772,281)           (10)       (443,225)     (1,026)        (573)        (650,413)
     (7,618)     (23,005)      (55,575)      (95,001)        (2,967)        651,596     (43,124)      (1,879)         (56,601)
------------------------------------------------------------------------------------------------------------------------------

     (8,158)     (24,498)     (197,772)     (628,694)        (2,977)        280,792     (34,779)      (2,128)        (522,950)
------------------------------------------------------------------------------------------------------------------------------
     49,680      (18,693)      479,979     1,759,685         (3,251)      1,837,587     (15,319)      (2,199)       2,015,407
------------------------------------------------------------------------------------------------------------------------------
    160,377       45,886     1,658,404     7,421,005          3,251       2,023,409      64,591        2,199        7,310,616
------------------------------------------------------------------------------------------------------------------------------
$   210,057   $   27,193   $ 2,138,383   $ 9,180,690   $         --   $   3,860,996   $  49,272   $       --   $    9,326,023
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
                                                                                  LAZARD RETIREMENT SERIES             EQUITY TRUST
                                                                    -------------------------------------------------  -------------
                                                                                                   US
                                                                     EMERGING                   SMALL-MID       US     CLEARBRIDGE
                                                                     MARKETS    INTERNATIONAL      CAP      STRATEGIC   AGGRESSIVE
                                                                      EQUITY          EQUITY   EQUITY (g)*    EQUITY   GROWTH (h)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $  111,898  $       5,505  $        --  $   2,355  $         --
Expenses:
   Mortality and expense risk fees ...............................      54,974          5,079       15,720      3,455           712
   Administrative fees ...........................................         848             70        1,161        114            10
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................      55,822          5,149       16,881      3,569           722
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................      56,076            356      (16,881)    (1,214)         (722)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................      10,812         (3,823)    (316,335)   (24,158)        6,622
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................          --             --           --         --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................          --             --           --         --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...      10,812         (3,823)    (316,335)   (24,158)        6,622
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................   1,699,011        113,105      826,301     80,855         8,174
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......  $1,765,899  $     109,638  $   493,085  $  55,483      $ 14,074
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                        LEGG MASON
                                                                                                                         PARTNERS
                                                                                                                         VARIABLE
                                                                                  LAZARD RETIREMENT SERIES             EQUITY TRUST
                                                                    -------------------------------------------------  -------------
                                                                                                   US
                                                                     EMERGING                   SMALL-MID      US      CLEARBRIDGE
                                                                     MARKETS    INTERNATIONAL      CAP      STRATEGIC   AGGRESSIVE
                                                                      EQUITY       EQUITY      EQUITY (g)*   EQUITY    GROWTH (h)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $   56,076  $         356  $   (16,881) $  (1,214) $       (722)
   Net realized gain (loss) on investments in portfolio shares ...      10,812         (3,823)    (316,335)   (24,158)        6,622
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................   1,699,011        113,105      826,301     80,855         8,174
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   1,765,899        109,638      493,085     55,483        14,074
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........      29,499          4,625       14,077      3,136         1,139
   Contract redemptions ..........................................    (344,671)       (74,105)    (127,229)   (17,142)         (307)
   Net transfers (including mortality transfers) .................   2,532,407        (55,424)     344,005     26,732        29,088
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ............................................   2,217,235       (124,904)     230,853     12,726        29,920
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................   3,983,134        (15,266)     723,938     68,209        43,994
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     950,366        251,208    1,122,639    233,670        23,782
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $4,933,500  $     235,942  $ 1,846,577  $ 301,879  $     67,776
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

              LEGG MASON                        LEGG MASON                                           NEUBERGER BERMAN
          PARTNERS VARIABLE                  PARTNERS VARIABLE                  LORD                    ADVISERS
       EQUITY TRUST (CONTINUED)                INCOME TRUST              ABBETT SERIES FUND          MANAGEMENT TRUST
--------------------------------------  --------------------------  ---------------------------  ------------------------
CLEARBRIDGE   CLEARBRIDGE  CLEARBRIDGE      WESTERN       WESTERN
   EQUITY     FUNDAMENTAL     LARGE          ASSET         ASSET                       GROWTH
   INCOME       ALL CAP        CAP        GLOBAL HIGH    STRATEGIC      CAPITAL          AND      MID-CAP
BUILDER (i)*   VALUE (j)*  GROWTH (k)*  YIELD BOND (l)*  BOND (m)*  STRUCTURE (ad)*    INCOME     GROWTH      PARTNERS
-------------------------------------------------------------------------------------------------------------------------
$      1,392  $     2,127  $       214  $        20,749  $   9,438  $        15,923  $   34,970  $      --  $     41,959

         755        2,884        3,181            3,881      3,630            9,095      47,610     13,433        22,989
           2           25           17               22        190              278       4,015        203         1,448
-------------------------------------------------------------------------------------------------------------------------
         757        2,909        3,198            3,903      3,820            9,373      51,625     13,636        24,437
-------------------------------------------------------------------------------------------------------------------------
         635         (782)      (2,984)          16,846      5,618            6,550     (16,655)   (13,636)       17,522
-------------------------------------------------------------------------------------------------------------------------

      (6,137)     (28,258)      61,122           21,695    (18,128)        (194,246)   (354,343)   (51,136)   (1,036,450)

          --           --           --               --      2,042               --          --         --            --

          --           --           --               --        177                1          --         --       186,386
-------------------------------------------------------------------------------------------------------------------------
      (6,137)     (28,258)      61,122           21,695    (15,909)        (194,245)   (354,343)   (51,136)     (850,064)
-------------------------------------------------------------------------------------------------------------------------

      13,770       71,436       34,548           72,157     55,313          294,941     956,728    301,153     1,573,348
-------------------------------------------------------------------------------------------------------------------------
$      8,268  $    42,396  $    92,686  $       110,698  $  45,022  $       107,246  $  585,730  $ 236,381  $    740,806
=========================================================================================================================

=========================================================================================================================

              LEGG MASON                        LEGG MASON                                           NEUBERGER BERMAN
          PARTNERS VARIABLE                  PARTNERS VARIABLE                  LORD                    ADVISERS
       EQUITY TRUST (CONTINUED)                INCOME TRUST              ABBETT SERIES FUND          MANAGEMENT TRUST
--------------------------------------  --------------------------  ---------------------------  ------------------------
CLEARBRIDGE   CLEARBRIDGE  CLEARBRIDGE      WESTERN       WESTERN
   EQUITY     FUNDAMENTAL     LARGE          ASSET         ASSET                       GROWTH
   INCOME       ALL CAP        CAP        GLOBAL HIGH    STRATEGIC      CAPITAL          AND      MID-CAP
BUILDER (i)*   VALUE (j)*  GROWTH (k)*  YIELD BOND (l)*  BOND (m)*  STRUCTURE (ad)*    INCOME      GROWTH     PARTNERS
-------------------------------------------------------------------------------------------------------------------------
$        635  $      (782) $    (2,984) $        16,846  $   5,618  $         6,550  $  (16,655) $ (13,636) $     17,522
      (6,137)     (28,258)      61,122           21,695    (15,909)        (194,245)   (354,343)   (51,136)     (850,064)

      13,770       71,436       34,548           72,157     55,313          294,941     956,728    301,153     1,573,348
-------------------------------------------------------------------------------------------------------------------------
       8,268       42,396       92,686          110,698     45,022          107,246     585,730    236,381       740,806
-------------------------------------------------------------------------------------------------------------------------

       1,141        2,599        3,139               (1)     1,564            8,486      93,266      2,355        22,701
      (1,408)     (43,403)     (19,293)         (35,203)   (51,230)        (105,456)   (446,040)  (115,323)     (199,847)
      (6,940)     (19,305)     (25,896)          69,323     (1,480)        (305,744)   (187,804)  (356,881)     (302,886)
-------------------------------------------------------------------------------------------------------------------------

      (7,207)     (60,109)     (42,050)          34,119    (51,146)        (402,714)   (540,578)  (469,849)     (480,032)
-------------------------------------------------------------------------------------------------------------------------
       1,061      (17,713)      50,636          144,817     (6,124)        (295,468)     45,152   (233,468)      260,774
-------------------------------------------------------------------------------------------------------------------------
      41,356      196,072       39,969           98,300    230,194          802,336   3,836,900    910,467     1,641,767
-------------------------------------------------------------------------------------------------------------------------
$     42,417  $   178,359  $    90,605  $       243,117  $ 224,070  $       506,868  $3,882,052  $ 676,999  $  1,902,541
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                         NORTHERN
                                                                                                                          LIGHTS
                                                                                NEUBERGER BERMAN ADVISERS                VARIABLE
                                                                               MANAGEMENT TRUST (CONTINUED)               TRUST
                                                                    -------------------------------------------------  -------------

                                                                                     SHORT
                                                                                   DURATION     SMALL-CAP   SOCIALLY       JNF
                                                                      REGENCY        BOND        GROWTH    RESPONSIVE    BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $    2,551  $     120,848  $       --  $    3,596  $    143,285
Expenses:
   Mortality and expense risk fees ...............................       2,255         17,585         224       2,424       106,089
   Administrative fees ...........................................          86            875           8         106        10,025
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .............................................       2,341         18,460         232       2,530       116,114
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............................         210        102,388        (232)      1,066        27,171
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................     (66,660)       (49,672)     (3,329)    (29,555)     (511,503)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................          --             --          --          --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................       2,153             --          --          --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ...     (64,507)       (49,672)     (3,329)    (29,555)     (511,503)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     108,121         79,416       6,748      68,288     1,972,196
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......  $   43,824  $     132,132  $    3,187  $   39,799  $  1,487,864
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                                                         NORTHERN
                                                                                                                          LIGHTS
                                                                                NEUBERGER BERMAN ADVISERS                VARIABLE
                                                                               MANAGEMENT TRUST (CONTINUED)               TRUST
                                                                    -------------------------------------------------  -------------

                                                                                     SHORT
                                                                                   DURATION     SMALL-CAP   SOCIALLY       JNF
                                                                      REGENCY        BOND        GROWTH    RESPONSIVE    BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $      210  $     102,388  $     (232) $    1,066  $     27,171
   Net realized gain (loss) on investments in portfolio shares ...     (64,507)       (49,672)     (3,329)    (29,555)     (511,503)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................     108,121         79,416       6,748      68,288     1,972,196
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......      43,824        132,132       3,187      39,799     1,487,864
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........       2,066         14,897       1,976       1,748       174,068
   Contract redemptions ..........................................     (13,735)      (415,307)       (568)    (12,211)     (958,905)
   Net transfers (including mortality transfers) .................      (2,929)     1,063,093       5,145      (4,300)     (567,182)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ............................................     (14,598)       662,683       6,553     (14,763)   (1,352,019)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................      29,226        794,815       9,740      25,036       135,845
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     140,249      1,249,114      12,705     158,709     8,464,819
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $  169,475  $   2,043,929  $   22,445  $  183,745  $  8,600,664
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

             NORTHERN LIGHTS
        VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
------------------------------------------   --------------------------------------------------------------------------------------
                   JNF                                                                    FOREIGN
                  LOOMIS           JNF                      COMMODITY-      EMERGING        BOND          GLOBAL
     JNF          SAYLES          MONEY           ALL       REALRETURN       MARKETS     US DOLLAR-        BOND           HIGH
   EQUITY          BOND          MARKET          ASSET       STRATEGY          BOND        HEDGED        UNHEDGED         YIELD
-----------------------------------------------------------------------------------------------------------------------------------
$    127,108   $      2,210   $     48,725   $     16,766  $      8,511   $     22,767  $      1,098   $      6,808   $     27,227

     163,034            682        236,245          2,917         1,652          6,053           449          2,969          4,528
      16,729              6         11,497            237           156             30            26            176             47
-----------------------------------------------------------------------------------------------------------------------------------
     179,763            688        247,742          3,154         1,808          6,083           475          3,145          4,575
-----------------------------------------------------------------------------------------------------------------------------------
     (52,655)         1,522       (199,017)        13,612         6,703         16,684           623          3,663         22,652
-----------------------------------------------------------------------------------------------------------------------------------

  (1,227,654)        (7,801)            --         18,104       (60,839)        46,490         1,830         (1,267)       104,124

          --             --             --             --         7,667             --         1,625         27,413             --

          --             --             --             --         5,643             --            --            661             --
-----------------------------------------------------------------------------------------------------------------------------------
  (1,227,654)        (7,801)            --         18,104       (47,529)        46,490         3,455         26,807        104,124
-----------------------------------------------------------------------------------------------------------------------------------

   5,044,966            656             --         18,011        74,591         13,804          (345)         3,125        (25,532)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,764,657   $     (5,623)  $   (199,017)  $     49,727  $     33,765   $     76,978  $      3,733   $     33,595   $    101,244
===================================================================================================================================

===================================================================================================================================

             NORTHERN LIGHTS
        VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
------------------------------------------   --------------------------------------------------------------------------------------
                   JNF                                                                    FOREIGN
                  LOOMIS           JNF                      COMMODITY-      EMERGING        BOND          GLOBAL
     JNF          SAYLES          MONEY           ALL       REALRETURN       MARKETS     US DOLLAR-        BOND           HIGH
   EQUITY          BOND          MARKET          ASSET       STRATEGY          BOND        HEDGED        UNHEDGED         YIELD
-----------------------------------------------------------------------------------------------------------------------------------
$    (52,655)  $      1,522   $   (199,017)  $     13,612  $      6,703   $     16,684  $        623   $      3,663   $     22,652
  (1,227,654)        (7,801)            --         18,104       (47,529)        46,490         3,455         26,807        104,124

   5,044,966            656             --         18,011        74,591         13,804          (345)         3,125        (25,532)
-----------------------------------------------------------------------------------------------------------------------------------
   3,764,657         (5,623)      (199,017)        49,727        33,765         76,978         3,733         33,595        101,244
-----------------------------------------------------------------------------------------------------------------------------------

     339,214             --      1,335,416          5,776         3,754            694         1,064            944          5,312
  (1,117,785)       (11,751)    (8,475,943)      (155,309)         (132)       (13,790)      (12,179)       (17,520)       (38,611)
    (434,205)        40,276       (589,459)        56,311        29,313       (578,816)       35,864         (2,805)    (1,427,512)
-----------------------------------------------------------------------------------------------------------------------------------

  (1,212,776)        28,525     (7,729,986)       (93,222)       32,935       (591,912)       24,749        (19,381)    (1,460,811)
-----------------------------------------------------------------------------------------------------------------------------------
   2,551,881         22,902     (7,929,003)       (43,495)       66,700       (514,934)       28,482         14,214     (1,359,567)
-----------------------------------------------------------------------------------------------------------------------------------
  12,186,030             --     20,477,005        324,524       113,080        538,898        19,885        159,019      1,429,423
-----------------------------------------------------------------------------------------------------------------------------------
$ 14,737,911   $     22,902   $ 12,548,002   $    281,029  $    179,780   $     23,964  $     48,367   $    173,233   $     69,856
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                     LONG                    REALESTATE-
                                                                    TERM US        LOW        REALRETURN        REAL       SHORT-
                                                                  GOVERNMENT     DURATION    STRATEGY (n)*     RETURN       TERM
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $    6,179    $  24,466    $          --    $ 87,570    $ 32,571
Expenses:
   Mortality and expense risk fees ............................        2,473       11,402               88      43,816      25,278
   Administrative fees ........................................           78          102                4       2,151         289
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................        2,551       11,504               92      45,967      25,567
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................        3,628       12,962              (92)     41,603       7,004
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................       23,554       22,179          (18,441)    (90,783)     (3,434)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        8,856       29,460               --     139,548       4,903
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        8,832       21,374               --       5,231       9,073
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       41,242       73,013          (18,441)     53,996      10,542
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      (49,317)     (22,869)          15,663     316,548      79,959
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $   (4,447)   $  63,106    $      (2,870)   $412,147    $ 97,505
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                              ---------------------------------------------------------------------
                                                                LONG                      REALESTATE-
                                                               TERM US          LOW       REALRETURN        REAL          SHORT-
                                                              GOVERNMENT      DURATION   STRATEGY (n)*     RETURN         TERM
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $    3,628   $    12,962   $         (92)   $   41,603    $    7,004
   Net realized gain (loss) on investments in portfolio
      shares ..............................................       41,242        73,013         (18,441)       53,996        10,542
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................      (49,317)      (22,869)         15,663       316,548        79,959
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       (4,447)       63,106          (2,870)      412,147        97,505
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....        1,284           160             180        26,587        30,014
   Contract redemptions ...................................       (8,407)      (47,805)            (30)     (421,864)     (192,423)
   Net transfers (including mortality transfers) ..........     (793,438)    1,207,635         (18,679)      (62,417)     (266,950)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................     (800,561)    1,159,990         (18,529)     (457,694)     (429,359)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............     (805,008)    1,223,096         (21,399)      (45,547)     (331,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      854,069       115,383          21,399     3,101,021     1,863,039
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................   $   49,061   $ 1,338,479   $          --    $3,055,474    $1,531,185
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

      PIMCO VARIABLE
         INSURANCE
     TRUST (CONTINUED)                                         PIONEER VARIABLE CONTRACTS TRUST
---------------------------     ------------------------------------------------------------------------------------------------
STOCKSPLUS(R)                                                                           GLOBAL
   TOTAL           TOTAL         CULLEN     EMERGING       EQUITY                        HIGH          HIGH       INTERNATIONAL
 RETURN (n)*       RETURN        VALUE       MARKETS       INCOME          FUND       YIELD (o)*       YIELD        VALUE (o)*
--------------------------------------------------------------------------------------------------------------------------------
$           8     $ 241,364     $   192     $   2,747     $  21,696     $   6,678     $    2,834     $  72,182    $       1,814

            3        66,714         331         4,891        11,315         6,044            424        15,462              728
           --         2,207          30           246           502           152              1            86               19
--------------------------------------------------------------------------------------------------------------------------------
            3        68,921         361         5,137        11,817         6,196            425        15,548              747
--------------------------------------------------------------------------------------------------------------------------------
            5       172,443        (169)       (2,390)        9,879           482          2,409        56,634            1,067
--------------------------------------------------------------------------------------------------------------------------------

         (381)      122,638      (2,723)       45,992      (207,715)     (142,722)       (43,135)      135,496         (201,079)

           --        56,757          --            --            --            --             --            --               --

           --        62,277          --            --            --            --             --            --               --
--------------------------------------------------------------------------------------------------------------------------------
         (381)      241,672      (2,723)       45,992      (207,715)     (142,722)       (43,135)      135,496         (201,079)
--------------------------------------------------------------------------------------------------------------------------------

          389       105,272       6,372       200,698       223,138       200,069         40,657       259,930          154,162
--------------------------------------------------------------------------------------------------------------------------------
$          13     $ 519,387     $ 3,480     $ 244,300     $  25,302     $  57,829     $      (69)    $ 452,060    $     (45,850)
================================================================================================================================

================================================================================================================================

      PIMCO VARIABLE
        INSURANCE
     TRUST (CONTINUED)                                          PIONEER VARIABLE CONTRACTS TRUST
---------------------------    -------------------------------------------------------------------------------------------------
STOCKSPLUS(R)                                                                         GLOBAL
   TOTAL            TOTAL      CULLEN     EMERGING        EQUITY                        HIGH           HIGH       INTERNATIONAL
 RETURN (n)*       RETURN       VALUE      MARKETS        INCOME         FUND        YIELD (o)*        YIELD        VALUE (o)*
--------------------------------------------------------------------------------------------------------------------------------
$           5    $  172,443    $  (169)   $  (2,390)   $     9,879    $      482    $     2,409    $    56,634    $       1,067
         (381)      241,672     (2,723)      45,992       (207,715)     (142,722)       (43,135)       135,496         (201,079)

          389       105,272      6,372      200,698        223,138       200,069         40,657        259,930          154,162
--------------------------------------------------------------------------------------------------------------------------------
           13       519,387      3,480      244,300         25,302        57,829            (69)       452,060          (45,850)
--------------------------------------------------------------------------------------------------------------------------------

            7       108,900        329       11,736         18,781        15,045          6,542            358            1,476
           --      (946,672)    (2,816)     (22,716)       (49,202)      (71,568)            --     (2,264,453)         (22,392)
         (494)      352,572       (263)      57,177       (318,061)     (198,013)       (76,348)       709,213         (206,926)
--------------------------------------------------------------------------------------------------------------------------------

         (487)     (485,200)    (2,750)      46,197       (348,482)     (254,536)       (69,806)    (1,554,882)        (227,842)
--------------------------------------------------------------------------------------------------------------------------------
         (474)       34,187        730      290,497       (323,180)     (196,707)       (69,875)    (1,102,822)        (273,692)
--------------------------------------------------------------------------------------------------------------------------------
          474     4,686,958     25,961      155,520      1,104,273       818,741         69,875      2,500,097          273,692
--------------------------------------------------------------------------------------------------------------------------------
$          --    $4,721,145    $26,691    $ 446,017    $   781,093    $  622,034    $        --    $ 1,397,275    $          --
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===========================================================================================================================

                                                                                                                   ROYCE
                                                                             PIONEER VARIABLE                     CAPITAL
                                                                        CONTRACTS TRUST (CONTINUED)                FUND
                                                           ---------------------------------------------------   ----------
                                                            MID CAP       MONEY       SMALL CAP      STRATEGIC
                                                             VALUE        MARKET      VALUE (o)*       INCOME    MICRO-CAP
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $   1,132    $     105    $        14    $   29,525   $      --
Expenses:
   Mortality and expense risk fees .....................       6,664          785              9         4,258      11,130
   Administrative fees .................................          66           93              1            18         396
---------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................       6,730          878             10         4,276      11,526
---------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................      (5,598)        (773)             4        25,249     (11,526)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................     118,199           --         (3,131)        2,360    (178,869)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............          --           --             --        30,513          --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............          --           --             --        17,762          --
---------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .................................     118,199           --         (3,131)       50,635    (178,869)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................      34,625           --          2,971        10,022     504,347
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................   $ 147,226    $    (773)   $      (156)   $   85,906   $ 313,952
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===========================================================================================================================

                                                                                                                   ROYCE
                                                                                PIONEER VARIABLE                  CAPITAL
                                                                          CONTRACTS TRUST (CONTINUED)               FUND
                                                           ---------------------------------------------------   ----------
                                                            MID CAP       MONEY       SMALL CAP     STRATEGIC
                                                             VALUE        MARKET      VALUE (O)*      INCOME     MICRO-CAP
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $  (5,598)   $    (773)   $         4    $   25,249   $ (11,526)
   Net realized gain (loss) on investments in portfolio
      shares ...........................................     118,199           --         (3,131)       50,635    (178,869)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............      34,625           --          2,971        10,022     504,347
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................     147,226         (773)          (156)       85,906     313,952
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .............................       2,384           --            121           414      33,276
   Contract redemptions ................................     (36,295)          --             --       (32,812)    (62,172)
   Net transfers (including mortality transfers) .......    (116,246)          --         (2,501)     (734,431)    (24,929)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................    (150,157)          --         (2,380)     (766,829)    (53,825)
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........      (2,931)        (773)        (2,536)     (680,923)    260,127
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................      84,209       63,104          2,536       861,066     568,263
---------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $  81,278    $  62,331    $        --    $  180,143   $ 828,390
===========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

   ROYCE
  CAPITAL
   FUND
(CONTINUED)                                                 RYDEX VARIABLE TRUST
-----------    ----------------------------------------------------------------------------------------------------------------
                              BASIC                        COMMODITIES     CONSUMER      DOW 2X
 SMALL-CAP      BANKING     MATERIALS     BIOTECHNOLOGY     STRATEGY       PRODUCTS     STRATEGY     ELECTRONICS     ENERGY
-------------------------------------------------------------------------------------------------------------------------------
$        --    $  23,599    $   2,963     $          --    $     1,873     $   4,789    $      --    $        --    $      --

     24,600       13,076       19,119            12,156          1,704         4,942       14,755          2,017       30,565
        631          131          354               251             84           275          423             76        1,070
-------------------------------------------------------------------------------------------------------------------------------
     25,231       13,207       19,473            12,407          1,788         5,217       15,178          2,093       31,635
-------------------------------------------------------------------------------------------------------------------------------
    (25,231)      10,392      (16,510)          (12,407)            85          (428)     (15,178)        (2,093)     (31,635)
-------------------------------------------------------------------------------------------------------------------------------

   (653,460)      11,173      157,697             2,993       (104,357)        7,397     (219,284)        60,686     (148,800)

         --           --           --                --             --            --           --             --           26

         --           --       43,588                --             --            --           --             --      137,675
-------------------------------------------------------------------------------------------------------------------------------
   (653,460)      11,173      201,285             2,993       (104,357)        7,397     (219,284)        60,686      (11,099)
-------------------------------------------------------------------------------------------------------------------------------

    976,365       96,865      189,846            67,195        107,566        36,912      429,808         31,147      598,681
-------------------------------------------------------------------------------------------------------------------------------
$   297,674    $ 118,430    $ 374,621     $      57,781    $     3,294     $  43,881    $ 195,346    $    89,740    $ 555,947
===============================================================================================================================

===============================================================================================================================

   ROYCE
  CAPITAL
   FUND
(CONTINUED)                                                   RYDEX VARIABLE TRUST
-----------    ----------------------------------------------------------------------------------------------------------------
                               BASIC                       COMMODITIES    CONSUMER      DOW 2X
 SMALL-CAP      BANKING     MATERIALS     BIOTECHNOLOGY     STRATEGY      PRODUCTS     STRATEGY     ELECTRONICS     ENERGY
-------------------------------------------------------------------------------------------------------------------------------
$   (25,231)   $  10,392    $  (16,510)   $     (12,407)   $        85    $    (428)   $  (15,178)  $    (2,093)   $  (31,635)
   (653,460)      11,173       201,285            2,993       (104,357)       7,397      (219,284)       60,686       (11,099)

    976,365       96,865       189,846           67,195        107,566       36,912       429,808        31,147       598,681
-------------------------------------------------------------------------------------------------------------------------------
    297,674      118,430       374,621           57,781          3,294       43,881       195,346        89,740       555,947
-------------------------------------------------------------------------------------------------------------------------------

     14,177        8,652         8,031           14,451          6,217          750         6,381        (5,641)       39,516
   (244,503)     (60,698)     (125,972)         (71,216)          (615)    (154,989)     (226,537)       (6,274)     (235,905)
   (490,245)    (115,957)     (358,761)        (499,066)        54,670      (63,430)     (692,970)       69,267       252,872
-------------------------------------------------------------------------------------------------------------------------------
   (720,571)    (168,003)     (476,702)        (555,831)        60,272     (217,669)     (913,126)       57,352        56,483
-------------------------------------------------------------------------------------------------------------------------------
   (422,897)     (49,573)     (102,081)        (498,050)        63,566     (173,788)     (717,780)      147,092       612,430
-------------------------------------------------------------------------------------------------------------------------------
  2,314,434      702,358     1,356,790        1,100,657        104,288      460,311     1,723,377        20,003     1,501,238
-------------------------------------------------------------------------------------------------------------------------------
$ 1,891,537    $ 652,785    $1,254,709    $     602,607    $   167,854    $ 286,523    $1,005,597   $   167,095    $2,113,668
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                           ---------------------------------------------------------------------
                                                                                                      GOVERNMENT
                                                                                                         LONG
                                                              ENERGY     EUROPE 1.25X    FINANCIAL     BOND 1.2X      HEALTH
                                                             SERVICES      STRATEGY       SERVICES      STRATEGY       CARE
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $        --   $     12,036   $     2,041   $    21,530   $        --
Expenses:
   Mortality and expense risk fees .....................        27,771          6,207         3,039        13,739         7,156
   Administrative fees .................................           833            469           187           812           356
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................        28,604          6,676         3,226        14,551         7,512
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................       (28,604)         5,360        (1,185)        6,979        (7,512)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................      (876,566)      (197,682)       43,626      (186,494)      (97,101)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............            --             --            --       194,372            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............       100,280             --            --        96,827            --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (776,286)      (197,682)       43,626       104,705       (97,101)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................     1,472,637        174,104        90,047      (689,079)      171,505
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................   $   667,747   $    (18,218)  $   132,488   $  (577,395)  $    66,892
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                           ---------------------------------------------------------------------
                                                                                                      GOVERNMENT
                                                                                                         LONG
                                                              ENERGY     EUROPE 1.25X    FINANCIAL     BOND 1.2X      HEALTH
                                                             SERVICES      STRATEGY       SERVICES      STRATEGY       CARE
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $   (28,604)  $      5,360   $    (1,185)  $     6,979   $    (7,512)
   Net realized gain (loss) on investments in portfolio
      shares ...........................................      (776,286)      (197,682)       43,626       104,705       (97,101)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............     1,472,637        174,104        90,047      (689,079)      171,505
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................       667,747        (18,218)      132,488      (577,395)       66,892
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................        21,977            585            46         5,446         1,070
   Contract redemptions ................................      (164,846)       (70,206)      (41,765)     (196,955)      (38,326)
   Net transfers (including mortality transfers) .......       771,317          1,640      (584,589)   (1,660,038)      (91,628)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................       628,448        (67,981)     (626,308)   (1,851,547)     (128,884)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........     1,296,195        (86,199)     (493,820)   (2,428,942)      (61,992)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................     1,108,265        562,629       622,845     3,000,934       575,629
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $ 2,404,460   $    476,430   $   129,025   $   571,992   $   513,637
================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                            INVERSE                                  INVERSE
               INVERSE    GOVERNMENT     INVERSE       INVERSE        RUSSELL     INVERSE
               DOW 2X      LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500       JAPAN 2X
 INTERNET     STRATEGY     STRATEGY     STRATEGY       STRATEGY      STRATEGY     STRATEGY    STRATEGY (t)*    LEISURE
-------------------------------------------------------------------------------------------------------------------------
$       --   $       --   $       --   $       --   $         281   $       --   $       --   $       1,090   $       --

     2,812       11,567        8,667          578           3,349        1,817        7,139           6,096        1,557
        60          930          149           38             228           45          387             242           17
-------------------------------------------------------------------------------------------------------------------------
     2,872       12,497        8,816          616           3,577        1,862        7,526           6,338        1,574
-------------------------------------------------------------------------------------------------------------------------
    (2,872)     (12,497)      (8,816)        (616)         (3,296)      (1,862)      (7,526)         (5,248)      (1,574)
-------------------------------------------------------------------------------------------------------------------------

    26,648     (639,777)     (50,407)     (51,907)       (129,242)    (124,201)    (295,326)        (68,121)    (210,490)

        --           --           --           --              --           --           --              --           --

        --           --           --           --              --           --           --              --           --
-------------------------------------------------------------------------------------------------------------------------
    26,648     (639,777)     (50,407)     (51,907)       (129,242)    (124,201)    (295,326)        (68,121)    (210,490)
-------------------------------------------------------------------------------------------------------------------------
    23,830      113,411       58,677        2,504          (5,968)      (3,808)       3,279          15,675      269,317
-------------------------------------------------------------------------------------------------------------------------
$   47,606   $ (538,863)  $     (546)  $  (50,019)  $    (138,506)  $ (129,871)  $ (299,573)  $     (57,694)  $   57,253
=========================================================================================================================

=========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                            INVERSE                                  INVERSE
               INVERSE    GOVERNMENT     INVERSE       INVERSE        RUSSELL     INVERSE
               DOW 2X      LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500      JAPAN 2X
 INTERNET     STRATEGY     STRATEGY     STRATEGY       STRATEGY      STRATEGY     STRATEGY    STRATEGY (t)*    LEISURE
-------------------------------------------------------------------------------------------------------------------------
$   (2,872)  $  (12,497)  $   (8,816)  $     (616)  $      (3,296)  $   (1,862)  $   (7,526)  $      (5,248)  $   (1,574)
    26,648     (639,777)     (50,407)     (51,907)       (129,242)    (124,201)    (295,326)        (68,121)    (210,490)

    23,830      113,411       58,677        2,504          (5,968)      (3,808)       3,279          15,675      269,317
-------------------------------------------------------------------------------------------------------------------------
    47,606     (538,863)        (546)     (50,019)       (138,506)    (129,871)    (299,573)        (57,694)      57,253
-------------------------------------------------------------------------------------------------------------------------

       449       11,966       (3,468)       1,075           5,618          837       11,417             210        1,200
    (9,722)     (55,416)     (33,568)     (14,343)        (26,372)      (4,685)     (57,544)        (45,434)     (40,804)
   107,043      418,811     (501,127)      57,705          94,153      225,463      265,109         (35,908)    (465,200)
-------------------------------------------------------------------------------------------------------------------------

    97,770      375,361     (538,163)      44,437          73,399      221,615      218,982         (81,132)    (504,804)
-------------------------------------------------------------------------------------------------------------------------
   145,376     (163,502)    (538,709)      (5,582)        (65,107)      91,744      (80,591)       (138,826)    (447,551)
-------------------------------------------------------------------------------------------------------------------------
    54,270      691,054      979,503       15,325         214,460       33,545      340,677         517,710      500,106
-------------------------------------------------------------------------------------------------------------------------
$  199,646   $  527,552   $  440,794   $    9,743   $     149,353   $  125,289   $  260,086   $     378,884   $   52,555
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                              MID CAP      MULTI-CAP
                                                                1.5X         CORE                       NASDAQ-100(R)
                                                              STRATEGY      EQUITY      NASDAQ-100(R)    2X STRATEGY        NOVA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $      132   $        --   $          --   $          --   $    11,123
Expenses:
   Mortality and expense risk fees .......................        5,309           107          36,781          10,833        15,471
   Administrative fees ...................................          278             2           2,426             472         1,359
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................        5,587           109          39,207          11,305        16,830
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .......................       (5,455)         (109)        (39,207)        (11,305)       (5,707)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...................................      (72,617)          903        (101,300)        372,545      (249,563)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............           --            --              --              --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................           --            --              --              --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares .............................................      (72,617)          903        (101,300)        372,545      (249,563)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      114,866         1,930       1,157,364         190,545       505,092
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................   $   36,794   $     2,724   $   1,016,857   $     551,785   $   249,822
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                              MID CAP      MULTI-CAP
                                                                1.5X         CORE                       NASDAQ-100(R)
                                                              STRATEGY      EQUITY      NASDAQ-100(R)    2X STRATEGY        NOVA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $   (5,455)  $      (109)  $     (39,207)  $     (11,305)  $    (5,707)
   Net realized gain (loss) on investments in portfolio
      shares .............................................      (72,617)          903        (101,300)        372,545      (249,563)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................      114,866         1,930       1,157,364         190,545       505,092
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .........................................       36,794         2,724       1,016,857         551,785       249,822
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        4,400           148          17,683           5,866          (360)
   Contract redemptions ..................................      (32,648)          (30)       (257,618)       (157,903)     (253,899)
   Net transfers (including mortality transfers) .........     (571,123)       (6,130)        (25,716)         48,726       202,119
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ............................     (599,371)       (6,012)       (265,651)       (103,311)      (52,140)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........     (562,577)       (3,288)        751,206         448,474       197,682
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    1,083,495         4,422       2,200,717         655,050     1,356,477
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................   $  520,918   $     1,134   $   2,951,923   $   1,103,524   $ 1,554,159
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   S&P
                                           RUSSELL       RUSSELL                     S&P 500        S&P 500       MIDCAP
  PRECIOUS        REAL                   2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE          PURE        400 PURE
   METALS        ESTATE     RETAILING      STRATEGY      STRATEGY      STRATEGY     GROWTH (u)*    VALUE (v)*   GROWTH (w)*
----------------------------------------------------------------------------------------------------------------------------
$        --   $    12,423   $       --   $         --   $        5   $     10,087   $        --   $    10,364   $        --

     44,551         2,689        1,071          3,473          642         21,837        11,982         8,063         4,584
      1,256           138          120            329            9            772           485           453           261
----------------------------------------------------------------------------------------------------------------------------
     45,807         2,827        1,191          3,802          651         22,609        12,467         8,516         4,845
----------------------------------------------------------------------------------------------------------------------------
    (45,807)        9,596       (1,191)        (3,802)        (646)       (12,522)      (12,467)        1,848        (4,845)
----------------------------------------------------------------------------------------------------------------------------

    379,101       (20,085)     (17,823)      (103,815)      (8,494)       212,395       (75,115)     (182,101)       49,627

         --            --           --             --           --             --            --            --            --

         --            --           --             --           --             --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
    379,101       (20,085)     (17,823)      (103,815)      (8,494)       212,395       (75,115)     (182,101)       49,627
----------------------------------------------------------------------------------------------------------------------------

    192,296         6,941       50,245         27,978       19,838        147,474       130,836       425,978       103,875
----------------------------------------------------------------------------------------------------------------------------
$   525,590   $    (3,548)  $   31,231   $    (79,639)  $   10,698   $    347,347   $    43,254   $   245,725   $   148,657
============================================================================================================================

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   S&P
                                           RUSSELL       RUSSELL                     S&P 500        S&P 500       MIDCAP
  PRECIOUS        REAL                   2000(R) 1.5X   2000(R) 2X    S&P 500 2X       PURE          PURE        400 PURE
   METALS        ESTATE     RETAILING      STRATEGY      STRATEGY      STRATEGY     GROWTH (u)*    VALUE (v)*   GROWTH (w)*
----------------------------------------------------------------------------------------------------------------------------
$   (45,807)  $     9,596   $   (1,191)  $     (3,802)  $     (646)  $    (12,522)  $   (12,467)  $     1,848   $    (4,845)
    379,101       (20,085)     (17,823)      (103,815)      (8,494)       212,395       (75,115)     (182,101)       49,627

    192,296         6,941       50,245         27,978       19,838        147,474       130,836       425,978       103,875
----------------------------------------------------------------------------------------------------------------------------
    525,590        (3,548)      31,231        (79,639)      10,698        347,347        43,254       245,725       148,657
----------------------------------------------------------------------------------------------------------------------------

     13,200         2,856          265         33,908        3,340         15,011         2,884         5,308         6,184
   (212,471)      (16,033)     (11,343)       (38,022)          --       (262,888)     (142,222)      (56,694)      (40,450)
    582,273      (337,810)      32,496       (122,057)     (21,418)      (757,430)     (339,032)     (130,097)      679,928
----------------------------------------------------------------------------------------------------------------------------

    383,002      (350,987)      21,418       (126,171)     (18,078)    (1,005,307)     (478,370)     (181,483)      645,662
----------------------------------------------------------------------------------------------------------------------------
    908,592      (354,535)      52,649       (205,810)      (7,380)      (657,960)     (435,116)       64,242       794,319
----------------------------------------------------------------------------------------------------------------------------
  2,897,704       607,689       43,672        590,675       73,168      2,448,799     1,452,799       493,566       239,416
----------------------------------------------------------------------------------------------------------------------------
$ 3,806,296   $   253,154   $   96,321   $    384,865   $   65,788   $  1,790,839   $ 1,017,683   $   557,808   $ 1,033,735
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                           -------------------------------------------------------------------------
                                                               S&P            S&P            S&P            SGI            SGI
                                                              MIDCAP        SMALLCAP      SMALLCAP       ALL-ASSET      ALL-ASSET
                                                             400 PURE       600 PURE      600 PURE      AGGRESSIVE     CONSERVATIVE
                                                            VALUE (x)*    GROWTH (y)*    VALUE (z)*    STRATEGY (p)*  STRATEGY (q)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .................................   $     3,950    $        --    $    5,125    $          --  $          --
Expenses:
   Mortality and expense risk fees .....................         3,614         10,213         8,499               83            394
   Administrative fees .................................           219            188           438               10             48
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................         3,833         10,401         8,937               93            442
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................           117        (10,401)       (3,812)             (93)          (442)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................        49,371         64,124        (8,969)              10        (23,173)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .................................            --             --            --               --             --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .................................            --             --            --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
      in portfolio shares ..............................        49,371         64,124        (8,969)              10        (23,173)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ....................................       131,801        164,173       156,088            1,176         16,652
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...............................   $   181,289    $   217,896    $  143,307    $       1,093  $      (6,963)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                           -------------------------------------------------------------------------
                                                               S&P            S&P            S&P            SGI            SGI
                                                              MIDCAP        SMALLCAP      SMALLCAP       ALL-ASSET      ALL-ASSET
                                                             400 PURE       600 PURE      600 PURE      AGGRESSIVE     CONSERVATIVE
                                                            VALUE (x)*    GROWTH (y)*    VALUE (z)*    STRATEGY (p)*  STRATEGY (q)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $       117    $   (10,401)   $   (3,812)   $         (93) $        (442)
   Net realized gain (loss) on investments
      in portfolio shares ..............................        49,371         64,124        (8,969)              10        (23,173)
   Net change in unrealized appreciation
     (depreciation) of investments in
      portfolio shares .................................       131,801        164,173       156,088            1,176         16,652
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...............................       181,289        217,896       143,307            1,093         (6,963)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .............................           450          2,822         5,257           16,042            689
   Contract redemptions ................................       (63,297)      (131,158)      (99,520)              --            (30)
   Net transfers (including mortality
      transfers) .......................................       518,442        854,111      (712,570)           4,732        (99,155)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ............       455,595        725,775      (806,833)          20,774        (98,496)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets .....................................       636,884        943,671      (663,526)          21,867       (105,459)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................       241,934        193,840       989,247               --        106,156
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $   878,818    $ 1,137,511    $  325,721    $      21,867  $         697
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
   SGI                                    SGI
ALL-ASSET     SGI CLS      SGI CLS       MULTI-     SGI U.S.
 MODERATE   ADVISORONE   ADVISORONE      HEDGE     LONG SHORT   STRENGTHENING
 STRATEGY     AMERIGO     CLERMONT    STRATEGIES    MOMENTUM       DOLLAR 2X                     TELE-
   (r)*        (ae)*        (af)*        (aj)*        (s)*         STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION
-----------------------------------------------------------------------------------------------------------------------------
$       2   $    7,568   $    9,552   $      120   $      156   $          --   $       --   $        9,628   $          384

    1,357       18,223        6,957          205        2,374           2,056        2,088            4,414              794
      156        1,167          529           --           42               8          165               90               22
-----------------------------------------------------------------------------------------------------------------------------
    1,513       19,390        7,486          205        2,416           2,064        2,253            4,504              816
-----------------------------------------------------------------------------------------------------------------------------
   (1,511)     (11,822)       2,066          (85)      (2,260)         (2,064)      (2,253)           5,124             (432)
-----------------------------------------------------------------------------------------------------------------------------

     (732)     (31,391)      (2,218)        (919)      (6,622)        (27,592)    (212,329)         (34,521)          34,513

       --           --           --           --           --           1,059           --               --               --

       --           --           --           --           --           1,953           --               --               --
-----------------------------------------------------------------------------------------------------------------------------
     (732)     (31,391)      (2,218)        (919)      (6,622)        (24,580)    (212,329)         (34,521)          34,513
-----------------------------------------------------------------------------------------------------------------------------

   13,479      440,193      109,564          320       44,384          (1,964)     282,565           83,962            1,316
-----------------------------------------------------------------------------------------------------------------------------
$  11,236   $  396,980   $  109,412   $     (684)  $   35,502   $     (28,608)  $   67,983   $       54,565   $       35,397
=============================================================================================================================

=============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
   SGI                                    SGI
ALL-ASSET     SGI CLS      SGI CLS       MULTI-     SGI U.S.
 MODERATE   ADVISORONE   ADVISORONE      HEDGE     LONG SHORT   STRENGTHENING
 STRATEGY     AMERIGO     CLERMONT    STRATEGIES    MOMENTUM       DOLLAR 2X                     TELE-
   (r)*        (ae)*        (af)*        (aj)*        (s)*         STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION
-----------------------------------------------------------------------------------------------------------------------------
$  (1,511)  $  (11,822)  $    2,066   $      (85)  $   (2,260)  $      (2,064)  $   (2,253)  $        5,124   $         (432)
     (732)     (31,391)      (2,218)        (919)      (6,622)        (24,580)    (212,329)         (34,521)          34,513

   13,479      440,193      109,564          320       44,384          (1,964)     282,565           83,962            1,316
-----------------------------------------------------------------------------------------------------------------------------
   11,236      396,980      109,412         (684)      35,502         (28,608)      67,983           54,565           35,397
-----------------------------------------------------------------------------------------------------------------------------

   13,219       43,633        2,724           77        4,680           5,326        1,778              103            1,319
   (1,235)     (46,477)     (39,976)      (1,771)      (7,093)         (7,528)     (19,436)         (28,891)         (10,392)
    9,300       31,623        8,690         (119)      (9,567)         85,477     (146,780)          11,849           45,012
-----------------------------------------------------------------------------------------------------------------------------

   21,284       28,779      (28,562)      (1,813)     (11,980)         83,275     (164,438)         (16,939)          35,939
-----------------------------------------------------------------------------------------------------------------------------
   32,520      425,759       80,850       (2,497)      23,522          54,667      (96,455)          37,626           71,336
-----------------------------------------------------------------------------------------------------------------------------
   99,993    1,051,436      394,797       12,854      157,935          18,167      272,968          204,632           38,390
-----------------------------------------------------------------------------------------------------------------------------
$ 132,513   $1,477,195   $  475,647   $   10,357   $  181,457   $      72,834   $  176,513   $      242,258   $      109,726
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                RYDEX VARIABLE TRUST (CONTINUED)           SELIGMAN PORTFOLIOS
                                                           -----------------------------------------   -----------------------------
                                                              U.S.
                                                           GOVERNMENT                     WEAKENING    COMMUNICATIONS
                                                              MONEY                       DOLLAR 2X          AND          GLOBAL
                                                              MARKET       UTILITIES       STRATEGY      INFORMATION    TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................   $     8,782    $    23,737    $        33   $           --   $        --
Expenses:
   Mortality and expense risk fees .....................       274,218          7,182          1,815           11,682        12,322
   Administrative fees .................................        11,926            314             71              502           220
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................       286,144          7,496          1,886           12,184        12,542
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .....................      (277,362)        16,241         (1,853)         (12,184)      (12,542)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................            --        (75,561)       (10,870)          64,672        25,897
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............            --             --             --               --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .............            --             --             --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
      in portfolio shares ..............................            --        (75,561)       (10,870)          64,672        25,897
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................            --         42,298         12,369          301,344       310,067
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................   $  (277,362)   $   (17,022)   $      (354)  $      353,832   $   323,422
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================

                                                                RYDEX VARIABLE TRUST (CONTINUED)           SELIGMAN PORTFOLIOS
                                                           -----------------------------------------   -----------------------------
                                                              U.S.
                                                           GOVERNMENT                     WEAKENING    COMMUNICATIONS
                                                              MONEY                       DOLLAR 2X          AND          GLOBAL
                                                              MARKET       UTILITIES       STRATEGY      INFORMATION    TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................   $  (277,362)   $    16,241    $    (1,853)   $     (12,184)  $   (12,542)
   Net realized gain (loss) on investments
      in portfolio shares ..............................            --        (75,561)       (10,870)          64,672        25,897
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...............            --         42,298         12,369          301,344       310,067
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................      (277,362)       (17,022)          (354)         353,832       323,422
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................       925,091          4,570          2,269           31,400        22,092
   Contract redemptions ................................    (4,425,408)       (77,374)        (5,963)         (91,754)     (102,488)
   Net transfers (including mortality transfers) .......    (1,836,808)       (49,476)       (58,435)         287,696       160,790
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................    (5,337,125)      (122,280)       (62,129)         227,342        80,394
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........    (5,614,487)      (139,302)       (62,483)         581,174       403,816
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................    20,964,726        718,193        170,689          442,290       482,757
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................   $15,350,239    $   578,891    $   108,206    $   1,023,464   $   886,573
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

  THIRD
  AVENUE
 VARIABLE
  SERIES                                                                                      WELLS FARGO
  TRUST                                 VAN ECK VIP TRUST (ag)*                          ADVANTAGE VT FUNDS
-----------  ------------------------------------------------------------------------  ------------------------
                                          GLOBAL          MULTI-
               EMERGING     GLOBAL         HARD           MANAGER            REAL                                   COMBINED
  VALUE        MARKETS    BOND (ah)*   ASSETS (ai)*  ALTERNATIVES (aa)*  ESTATE (ab)*   DISCOVERY   OPPORTUNITY       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
$        --  $     3,684  $    35,910  $      9,137  $              894  $         --  $        --  $        --   $   2,979,538

     22,100       52,505       12,813        59,822              10,215         6,311       25,553       29,067       2,958,917
      1,325        1,784          741         2,318                  26           357        2,213        2,092         181,402
--------------------------------------------------------------------------------------------------------------------------------
     23,425       54,289       13,554        62,140              10,241         6,668       27,766       31,159       3,140,319
--------------------------------------------------------------------------------------------------------------------------------
    (23,425)     (50,605)      22,356       (53,003)             (9,347)       (6,668)     (27,766)     (31,159)       (160,781)
--------------------------------------------------------------------------------------------------------------------------------

   (442,367)  (1,041,956)       8,130      (583,622)             (5,363)     (517,562)     (92,579)    (249,260)    (17,608,873)

         --           --           --            --              18,753            --           --           --         528,342

    380,169      148,957           --        18,121                  --            --           --           --       2,126,505
--------------------------------------------------------------------------------------------------------------------------------
    (62,198)    (892,999)       8,130      (565,501)             13,390      (517,562)     (92,579)    (249,260)    (14,954,026)
--------------------------------------------------------------------------------------------------------------------------------

    667,328    3,146,887        7,059     2,297,167              60,947       685,460      776,470    1,072,901      63,744,012
--------------------------------------------------------------------------------------------------------------------------------
$   581,705  $ 2,203,283  $    37,545  $  1,678,663  $           64,990  $    161,230  $   656,125  $   792,482   $  48,629,205
================================================================================================================================

================================================================================================================================

  THIRD
  AVENUE
 VARIABLE
  SERIES                                                                                      WELLS FARGO
  TRUST                                 VAN ECK VIP TRUST (ag)*                          ADVANTAGE VT FUNDS
-----------  ------------------------------------------------------------------------  ------------------------
                                          GLOBAL          MULTI-
               EMERGING     GLOBAL         HARD           MANAGER            REAL                                   COMBINED
  VALUE        MARKETS    BOND (ah)*   ASSETS (ai)*  ALTERNATIVES (aa)*  ESTATE (ab)*   DISCOVERY   OPPORTUNITY       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
$   (23,425) $   (50,605) $    22,356  $    (53,003) $           (9,347) $     (6,668) $   (27,766) $   (31,159)  $    (160,781)
    (62,198)    (892,999)       8,130      (565,501)             13,390      (517,562)     (92,579)    (249,260)    (14,954,026)

    667,328    3,146,887        7,059     2,297,167              60,947       685,460      776,470    1,072,901      63,744,012
--------------------------------------------------------------------------------------------------------------------------------
    581,705    2,203,283       37,545     1,678,663              64,990       161,230      656,125      792,482      48,629,205
--------------------------------------------------------------------------------------------------------------------------------

    110,413       89,900       11,196        60,081               2,276         5,646       33,341       42,761       5,913,315
   (159,155)    (452,528)    (240,695)     (667,661)           (145,306)      (74,070)    (203,096)    (187,580)    (36,684,271)
    (59,703)   1,474,351     (128,565)      (86,133)           (105,433)     (574,848)     301,305       (1,942)     (3,136,470)
--------------------------------------------------------------------------------------------------------------------------------

   (108,445)   1,111,723     (358,064)     (693,713)           (248,463)     (643,272)     131,550     (146,761)    (33,907,426)
--------------------------------------------------------------------------------------------------------------------------------
    473,260    3,315,006     (320,519)      984,950            (183,473)     (482,042)     787,675      645,721      14,721,779
--------------------------------------------------------------------------------------------------------------------------------
  1,438,805    1,559,864    1,127,793     3,091,715             387,702       482,042    1,830,288    1,798,949     213,472,600
--------------------------------------------------------------------------------------------------------------------------------
$ 1,912,065  $ 4,874,870  $   807,274  $  4,076,665  $          204,229  $         --  $ 2,617,963  $ 2,444,670   $ 228,194,379
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010 AND 2009

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

      On November 19, 2010, the Company combined Jefferson National Life Annuity Accounts H, I, J, K, plus Jefferson National Life Advisor Annuity Account and Jefferson National Life Account L into Account E ("Combination"). These accounts were all separate accounts of the Company and since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2009. The financial statements and financial information for prior years have been recast in order to provide comparative information. This was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each of the separate accounts pre or post combination. The Combination required no adjustments and did not change the number of units and accumulation unit fair values of the contract holders' interests in the sub-accounts. The assets of the individual accounts at December 31, 2009 before the Combination were as follows:

   Account E    $120,069,270
   Account H      33,458,513
   Account I      58,499,619
   Account J       1,509,942
   Account K         410,908
   Account L         176,250
   Advisor
      Account     14,069,877
               -------------
               $ 228,194,379   Total Account E after Combination
               -------------

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffili-ated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva, Inc., the Company's ultimate parent, and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

      The following variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund
   Vista Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   Kaufmann Fund II

INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

JANUS ASPEN SERIES - INSTITUTIONAL
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Portfolio

JANUS ASPEN SERIES - SERVICE
   Janus Portfolio
   Worldwide Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long-Term US Government Portfolio
   Low Duration Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI All-Asset Aggressive Strategy Fund
   SGI All-Asset Conservative Strategy Fund
   SGI All-Asset Moderate Strategy Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI Multi-Hedge Strategies Fund
   SGI U.S. Long Short Momentum Fund
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of non-governmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

NEW ACCOUNTING PRONOUNCEMENTS

      In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures", which amends ASC 820, adding new disclosure requirements for Levels 1 and 2, separate disclosures of purchases, sales, issuances and settlements relating to Level 3 measurements and clarification of existing fair value disclosures. ASU 2010-06 is effective for periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010. Account E has implemented the new disclosures in its financial statements that are effective in 2010.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account E's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Account E adopted the provisions of ASC 740 relating to accounting for uncertainty in income taxes on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account E, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account E's financial statements. Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

NET TRANSFERS

      The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in $2,650 of income for the year ended December 31, 2010 and, for the year ended December 31, 2009, breakage resulted in a loss of $3,680.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account E. Unobservable inputs are inputs that reflect Account E's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level  1-  Observable inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities and certain common stocks.

      o Level 2-   Observable  inputs other than quoted prices included in Level
                   1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, mutual funds, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3-   Unobservable  inputs that reflect  management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account E includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                         FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                      Quoted
                                     prices in      Significant
                                  Active Markets       Other        Significant
                                   for Identical     Observable    Unobservable
                    Total As of       Assets           Inputs         Inputs
                    12/31/2010       (Level 1)       (Level 2)       (Level 3)
--------------------------------------------------------------------------------
Assets:
  Mutual Funds:
  Balanced         $ 12,049,188             $ --   $  12,049,188           $ --
  Bond               26,861,194               --      26,861,194             --
  Money Market       21,226,302               --      21,226,302             --
  Stock             162,055,396               --     162,055,396             --
--------------------------------------------------------------------------------
                   $222,192,080               --   $ 222,192,080             --
                   =============================================================

      In accordance with ASU 2009-12, Account E's disclosures include the category, fair value, redemption frequency and redemption notice period for those assets whose fair value is calculated using the net asset value (NAV) per share. For Account E, such assets include investments in various mutual funds. The following table indicates the investments with a reported NAV:

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2010

--------------------------------------------------------------------------------
                                                       Redemption       Other
              Fair Value     Unfunded    Redemption      Notice      redemption
Investment     using NAV    commitment    frequency     Period*     restrictions
--------------------------------------------------------------------------------
Mutual Funds:
Balanced     $ 12,049,188       N/A         Daily     0 - 90 days       None
Bond           26,861,194       N/A         Daily     0 - 90 days       None
Money
  Market       21,226,302       N/A         Daily     None              None
Stock         162,055,396       N/A         Daily     0 - 90 days       None
             ------------
             $222,192,080
             ============

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $321,900,316 and $438,571,579 for the years ended December 31, 2010 and 2009, respectively. The aggregate proceeds from sales of investments in portfolio shares were $353,555,153 and $469,985,298 for the years ended December 31, 2010 and 2009, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010 AND 2009

================================================================================

established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account E at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $3,020,412 and $2,958,917 for the years ended December 31, 2010 and 2009, respectively. The administrative expenses were $198,237 and $181,402 for the years ended December 31, 2010 and 2009, respectively.

      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $669,478 and $795,349 for the years ended December 31, 2010 and 2009, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      December 31, 2010 .........   1,536   $ 1.56    $ 23.47    1.40%     3.40%   $    8,054    10.21%    13.87%      0.41%
      December 31, 2009 .........   1,682     1.37      20.87    1.40%     3.40%        7,914    46.03%    50.55%      0.00%
      December 31, 2008 .........   1,858     0.91      14.01    1.40%     3.40%        5,816   -46.94%   -44.85%      0.00%
      December 31, 2007 .........   2,122     1.65      25.89    1.40%     3.40%       12,530    29.06%    33.06%      0.34%
      December 31, 2006 .........   2,394     1.24      19.67    1.40%     3.40%       10,477    15.29%    19.23%      0.00%
   Large Cap Growth Portfolio
      December 31, 2010 .........   2,039     1.13      14.38    1.40%     3.40%        4,765     9.69%    14.14%      0.76%
      December 31, 2009 .........   2,368     0.99      12.86    1.40%     3.40%        5,238    42.59%    47.76%      0.66%
      December 31, 2008 .........   2,588     0.67       8.84    1.40%     3.40%        3,776   -47.98%   -46.40%      0.21%
      December 31, 2007 .........   3,058     1.25      16.64    1.40%     3.40%        9,850    15.97%    20.19%      0.00%
      December 31, 2006 .........   3,461     1.04      14.07    1.40%     3.40%        8,664     1.59%     5.05%      0.18%
   Mid Cap Growth Portfolio
      December 31, 2010 .........     974     1.37      19.91    1.40%    34.25%        3,129    15.39%    19.13%      0.00%
      December 31, 2009 .........   1,155     1.15      16.91    1.40%    30.54%        3,298    46.53%    51.32%      0.00%
      December 31, 2008 .........   1,330     0.76      11.31    1.40%     9.81%        2,498   -59.75%   -58.01%      0.16%
      December 31, 2007 .........   1,623     1.81      27.53    1.40%     3.67%        9,306    27.12%    31.16%      0.00%
      December 31, 2006 .........   1,658     1.38      21.22    1.40%     3.40%        6,043     6.53%    10.40%      0.00%
   Small Cap Growth Portfolio
      December 31, 2010 .........     955     1.75      16.06    1.40%     3.40%        2,164    21.09%    25.00%      0.00%
      December 31, 2009 .........   1,127     1.40      13.03    1.40%     3.40%        2,091    40.67%    45.83%      0.00%
      December 31, 2008 .........   1,325     0.96       9.10    1.40%     3.40%        1,753   -48.40%   -46.67%      0.00%
      December 31, 2007 .........   1,571     1.80      17.45    1.40%     3.40%        4,091    13.29%    17.65%      0.00%
      December 31, 2006 .........   1,928     1.53      15.29    1.40%     3.40%        4,591    15.98%    19.53%      0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2010 .........     188     1.09      10.93    1.40%     3.25%          266     9.37%    11.53%      0.00%
      December 31, 2009 .........     309     0.98       9.80    1.40%     3.25%          351    17.08%    19.51%      4.51%
      December 31, 2008 .........     310     0.82       8.23    1.40%     3.25%          328   -42.52%   -41.40%      2.40%
      December 31, 2007 .........     395     1.40      14.05    1.40%     3.25%        1,059     1.74%     3.69%      1.37%
      December 31, 2006 .........     201     1.36      13.55    1.40%     3.25%          430     9.54%    16.24%      1.31%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2010 .........      38    10.42      11.67    1.40%     3.40%          435     7.87%     9.99%      1.91%
      December 31, 2009 .........      36     9.66      10.61    1.40%     3.40%          383    11.68%    13.96%      4.85%
      December 31, 2008 .........      31     8.65       9.31    1.40%     3.40%          286   -23.04%   -21.43%      3.74%
      December 31, 2007 .........      24    11.24      11.85    1.40%     3.40%          278     1.44%     3.40%      1.29%
      December 31, 2006 .........      11    11.08      11.46    1.40%     3.40%          129     5.93%     8.11%      0.69%
   Income & Growth Fund
      December 31, 2010 .........     637     1.12      12.54    1.40%     3.40%        1,091    10.24%    14.15%      1.52%
      December 31, 2009 .........     659     1.00      11.14    1.40%     3.40%        1,012    14.19%    17.78%      4.91%
      December 31, 2008 .........     715     0.86       9.56    1.40%     3.40%          990   -36.79%   -34.31%      2.26%
      December 31, 2007 .........   1,129     1.33      14.83    1.40%     3.40%        2,477    -3.45%    -0.72%      1.87%
      December 31, 2006 .........   1,407     1.35      15.05    1.40%     3.40%        3,020    13.26%    17.95%      1.75%
   Inflation Protection Fund
      December 31, 2010 .........      29    10.93      12.50    1.40%     3.40%          364     1.58%     3.65%      1.70%
      December 31, 2009 .........      20    10.76      12.06    1.40%     3.40%          233     6.53%     8.75%      1.30%
      December 31, 2008 .........      20    10.10      11.09    1.40%     3.40%          215    -4.90%    -2.97%      5.26%
      December 31, 2007 .........     143    10.62      11.43    1.40%     3.40%        1,626     5.78%     7.93%      4.46%
      December 31, 2006 .........      67    10.04      10.59    1.40%     3.40%          704    -1.76%     0.19%      3.27%
   International Fund
      December 31, 2010 .........     460     1.41      14.45    0.88%     3.40%        1,323     9.55%    12.80%      2.45%
      December 31, 2009 .........     489     1.25      12.94    1.22%     3.40%        1,203    29.29%    34.41%      2.01%
      December 31, 2008 .........     547     0.93       9.81    0.93%     3.40%        1,239   -46.68%   -44.97%      1.06%
      December 31, 2007 .........     699     1.69      18.03    0.77%     3.40%        4,165    14.06%    18.18%      0.48%
      December 31, 2006 .........     711     1.43      15.49    1.40%     3.40%        2,909    20.87%    25.44%      1.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Large Company Value Fund
      December 31, 2010 .........      --   $ 7.17    $  7.50    1.40%     2.65%   $       --     8.14%     9.33%      1.26%
      December 31, 2009 .........       1     6.63       6.86    1.40%     2.65%            5    16.93%    18.48%      2.49%
      December 31, 2008 .........       1     5.67       5.79    1.40%     2.65%            5   -38.97%   -38.21%      0.16%
      December 31, 2007 .........      --     9.29       9.37    1.40%     2.65%           --    -7.47%    -6.67%      0.00%
      Inception May 1, 2007
   Ultra Fund
      December 31, 2010 .........       2     9.65      10.10    1.40%     2.65%           24    13.13%    14.51%      0.37%
      December 31, 2009 .........       2     8.53       8.82    1.40%     2.65%           14    31.03%    32.63%      0.03%
      December 31, 2008 .........      --     6.51       6.65    1.40%     2.65%            2   -43.04%   -42.32%      0.00%
      December 31, 2007 .........      --    11.43      11.53    1.40%     2.65%           --    14.07%    15.07%      0.00%
      Inception May 1, 2007
   Value Fund
      December 31, 2010 .........   1,150     1.60      17.31    1.40%     3.40%        3,483     9.64%    13.48%      2.14%
      December 31, 2009 .........   1,296     1.41      15.47    1.40%     3.40%        3,623    15.83%    20.51%      6.02%
      December 31, 2008 .........   1,421     1.17      13.09    1.40%     3.40%        3,499   -29.19%   -26.88%      2.61%
      December 31, 2007 .........   1,772     1.60      18.13    1.40%     3.40%        6,094    -8.36%    -5.33%      1.66%
      December 31, 2006 .........   2,118     1.69      19.38    1.40%     3.40%        7,730    14.70%    19.01%      1.34%
   Vista Fund
      December 31, 2010 .........      10     8.82       9.24    1.40%     2.65%           97    20.66%    22.22%      0.00%
      December 31, 2009 .........      10     7.31       7.56    1.40%     2.65%           79    19.25%    20.77%      0.00%
      December 31, 2008 .........      12     6.13       6.26    1.40%     2.65%           77   -50.00%   -49.35%      0.00%
      December 31, 2007 .........      35    12.26      12.36    1.40%     2.65%          430    22.97%    23.97%      0.00%
      Inception May 1, 2007
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2010 .........       2     9.31      10.43    1.40%     3.40%           19      .54%     2.56%      3.50%
      December 31, 2009 .........      11     9.26      10.17    1.40%     3.40%          114     6.07%     8.31%      4.16%
      December 31, 2008 .........       1     8.73       9.39    1.40%     3.40%           12   -12.96%   -11.25%      6.07%
      December 31, 2007 .........       1    10.03      10.58    1.40%     3.40%           14    -5.11%    -3.20%      2.69%
      December 31, 2006 .........      76    10.57      10.93    1.40%     3.40%          834     2.72%     4.79%      7.75%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2010 .........      12    11.81      13.24    1.40%     3.40%          158    21.63%    24.09%      0.51%
      December 31, 2009 .........      10     9.71      10.67    1.40%     3.40%          105    20.77%    23.35%      2.73%
      December 31, 2008 .........       8     8.04       8.65    1.40%     3.40%           69   -33.22%   -31.89%      0.89%
      December 31, 2007 .........       9    12.04      12.70    1.40%     3.40%          112    -3.99%    -2.08%      0.29%
      December 31, 2006 .........       9    12.54      12.97    1.40%     3.40%          121    10.58%    12.88%      0.39%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2010 .........     895     1.05      11.69    1.40%     4.31%        1,912    10.92%    14.13%      0.89%
      December 31, 2009 .........   1,006     0.92      10.34    1.40%     3.40%        1,929    29.36%    33.33%      0.98%
      December 31, 2008 .........   1,155     0.69       7.86    1.40%     3.40%        1,664   -36.67%   -34.29%      0.76%
      December 31, 2007 .........   1,320     1.05      12.18    1.40%     3.40%        3,009     4.20%     8.25%      0.54%
      December 31, 2006 .........   1,549     0.97      11.48    1.40%     3.40%        3,438     5.50%     8.99%      0.11%
DREYFUS STOCK INDEX FUND
      December 31, 2010 .........   5,306     1.21      12.60    0.88%     3.40%       14,046    11.03%    15.24%      1.82%
      December 31, 2009 .........   5,724     1.05      11.12    1.23%     3.40%       13,452    22.13%    26.51%      2.08%
      December 31, 2008 .........   6,336     0.83       8.93    0.95%     3.40%       12,008   -39.27%   -37.12%      2.07%
      December 31, 2007 .........   7,230     1.32      14.41    0.78%     3.40%       22,715     1.73%     4.76%      1.68%
      December 31, 2006 .........   8,382     1.26      13.88    0.96%     3.40%       25,895    11.68%    15.60%      1.64%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2010 .........     681     1.50      14.98    1.40%     3.40%        1,327      .98%     4.46%      1.77%
      December 31, 2009 .........     700     1.45      14.54    1.40%     3.40%        1,454    26.64%    30.83%      4.30%
      December 31, 2008 .........     775     1.12      11.26    1.40%     3.40%        1,424   -39.42%   -37.17%      2.50%
      December 31, 2007 .........     932     1.82      18.22    1.40%     3.40%        2,931     0.62%     4.37%      1.63%
      December 31, 2006 .........   1,182     1.77      17.74    1.40%     3.40%        3,972    18.51%    22.82%      1.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2010 .........     312   $ 1.34    $ 14.50    1.40%     3.40%   $      835     8.35%    11.67%      6.91%
      December 31, 2009 .........     457     1.20      13.14    1.40%     3.40%        1,368    23.93%    29.03%      5.06%
      December 31, 2008 .........     353     0.93      10.41    1.40%     3.40%          607   -23.07%   -20.51%      6.37%
      December 31, 2007 .........     481     1.17      13.29    1.40%     3.40%        1,184     0.57%     3.54%      5.40%
      December 31, 2006 .........     566     1.13      12.98    1.40%     3.40%        1,256    11.84%    15.31%      5.86%
   High Income Bond Fund II
      December 31, 2010 .........     367     2.09      16.51    1.40%     3.40%        1,975    10.87%    14.84%      8.14%
      December 31, 2009 .........     491     1.82      14.59    1.40%     3.40%        3,115    47.82%    52.94%      6.51%
      December 31, 2008 .........     589     1.19       9.68    1.40%     3.40%        2,260   -28.50%   -26.09%      9.55%
      December 31, 2007 .........     642     1.61      13.27    1.40%     3.40%        2,237    -0.09%     3.21%      8.28%
      December 31, 2006 .........     940     1.56      13.01    1.40%     3.40%        4,360     7.15%    10.64%      7.26%
   Kaufmann Fund II
      December 31, 2010 .........      12     9.81      10.59    1.40%     3.25%          129    14.07%    16.12%      0.00%
      December 31, 2009 .........      13     8.60       9.12    1.40%     3.25%          121    25.00%    27.20%      0.00%
      December 31, 2008 .........       8     6.88       7.17    1.40%     3.25%           59   -43.79%   -42.69%      0.00%
      December 31, 2007 .........       3    12.24      12.51    1.40%     3.25%           37    16.68%    18.92%      0.00%
      December 31, 2006 .........      --    10.49      10.52    1.40%     3.25%            1     5.64%     5.84%      0.00%
      Inception November 1, 2006
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2010 .........     115     1.19      11.90    1.40%     3.40%          377     3.39%     5.50%      0.35%
      December 31, 2009 .........     101     1.13      11.28    1.40%     3.40%          303    42.75%    46.75%      1.34%
      December 31, 2008 .........     104     0.77       7.75    1.40%     3.40%          188   -53.50%   -52.54%      0.60%
      December 31, 2007 .........     107     1.63      16.33    1.40%     3.40%          400    -2.03%     0.00%      0.31%
      December 31, 2006 .........     127     1.63      16.34    1.40%     3.40%          450     9.15%    11.38%      0.12%
   Core Equity Fund
      December 31, 2010 .........      74     9.93      11.64    1.40%     3.40%          808     5.98%     9.60%      0.69%
      December 31, 2009 .........     194     9.37      10.62    1.40%     3.40%        1,951    23.94%    28.26%      1.36%
      December 31, 2008 .........     201     7.56       8.28    1.40%     3.40%        1,600   -32.50%   -30.13%      4.00%
      December 31, 2007 .........      95    11.20      11.85    1.40%     3.40%        1,105     4.57%     8.12%      1.18%
      December 31, 2006 .........      86    10.71      10.96    1.40%     3.40%          953     6.67%     9.16%      0.60%
      Inception April 28, 2006
   Financial Services Fund
      December 31, 2010 .........     111     0.56       5.60    1.40%     3.40%          119     6.77%    10.71%      0.09%
      December 31, 2009 .........     148     0.51       5.15    1.40%     3.40%          155    23.06%    27.27%      2.91%
      December 31, 2008 .........     107     0.41       4.10    1.40%     3.40%           98   -60.83%   -59.26%      2.55%
      December 31, 2007 .........      81     1.02      10.24    1.40%     3.40%          223   -24.80%   -22.30%      1.49%
      December 31, 2006 .........     119     1.34      13.35    1.40%     3.40%          418    12.52%    16.81%      1.66%
   Global Health Care Fund
      December 31, 2010 .........     142     1.14      11.44    1.40%     3.40%          273     1.82%     5.00%      0.00%
      December 31, 2009 .........     151     1.10      11.01    1.40%     3.40%          327    23.38%    27.66%      0.27%
      December 31, 2008 .........     227     0.87       8.79    1.40%     3.40%          640   -31.03%   -28.79%      0.00%
      December 31, 2007 .........     250     1.24      12.65    1.40%     3.40%        1,167     8.11%    11.86%      0.00%
      December 31, 2006 .........     256     1.13      11.62    1.40%     3.40%          520     1.71%     5.36%      0.00%
   Global Real Estate Fund
      December 31, 2010 .........     225     2.37      23.66    1.40%     3.40%          948    13.59%    16.18%      4.94%
      December 31, 2009 .........     267     2.04      20.42    1.40%     3.40%          920    27.15%    29.94%      0.00%
      December 31, 2008 .........     317     1.57      15.74    1.40%     3.40%          940   -46.54%   -45.44%      4.70%
      December 31, 2007 .........     448     2.88      28.85    1.40%     3.40%        2,414    -8.67%    -6.85%      4.14%
      December 31, 2006 .........     692     3.10      30.97    1.40%     3.40%        4,326    37.78%    40.91%      1.32%
   High Yield Fund
      December 31, 2010 .........     255    12.86      14.70    1.40%     3.40%        3,618     9.73%    11.96%      9.53%
      December 31, 2009 .........     332    11.72      13.13    1.40%     3.40%        4,241    47.79%    50.75%      8.85%
      December 31, 2008 .........     169     7.93       8.71    1.40%     3.40%        1,468   -28.24%   -26.75%      6.31%
      December 31, 2007 .........      73    11.05      11.89    1.40%     3.40%          872    -2.13%    -0.17%      7.30%
      December 31, 2006 .........     123    11.29      11.91    1.40%     3.40%        1,469     7.01%     9.17%     10.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Mid Cap Core Equity Fund
      December 31, 2010 .........      79   $ 1.75    $ 17.51    1.40%     3.40%   $      304     9.99%    12.24%      0.34%
      December 31, 2009 .........      93     1.56      15.60    1.40%     3.40%          401    25.41%    27.97%      0.76%
      December 31, 2008 .........      92     1.22      12.19    1.40%     3.40%          372   -31.04%   -29.48%      1.51%
      December 31, 2007 .........      88     1.73      17.33    1.40%     3.40%          546     5.57%     7.77%      0.06%
      December 31, 2006 .........     110     1.61      16.08    1.40%     3.40%          459     7.34%     9.52%      0.86%
   Technology Fund
      December 31, 2010 .........     119     0.66      12.67    1.40%     3.40%          115    17.22%    20.29%      0.00%
      December 31, 2009 .........     123     0.56      10.61    1.40%     3.40%          114    52.06%    56.82%      0.00%
      December 31, 2008 .........     120     0.36       6.85    1.40%     3.40%           89   -46.34%   -43.59%      0.00%
      December 31, 2007 .........     127     0.65      12.54    1.40%     3.40%          189     4.08%     6.85%      0.00%
      December 31, 2006 .........     176     0.62      11.84    1.40%     3.40%          249     6.82%    10.71%      0.00%
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2010 .........      52    10.93      11.44    1.40%     2.65%          594     5.60%     6.92%      2.95%
      December 31, 2009 .........      41    10.35      10.70    1.40%     2.65%          440    22.63%    24.13%      3.03%
      December 31, 2008 .........      35     8.44       8.62    1.40%     2.65%          302   -18.06%   -17.04%      2.95%
      December 31, 2007 .........      13    10.30      10.39    1.40%     2.65%          137     3.10%     4.00%      2.86%
      Inception May 1, 2007
   Enterprise Portfolio
      December 31, 2010 .........   2,580     2.11      19.00    1.40%     3.40%        8,340    21.66%    26.35%      0.07%
      December 31, 2009 .........   2,874     1.67      15.31    1.40%     3.40%        7,569    40.02%    43.97%      0.00%
      December 31, 2008 .........   3,112     1.16      10.72    1.40%     3.40%        5,827   -45.64%   -43.41%      0.25%
      December 31, 2007 .........   3,425     2.05      19.32    1.40%     3.40%       11,684    17.97%    22.02%      0.21%
      December 31, 2006 .........   3,942     1.68      16.05    1.40%     3.40%       11,079     9.83%    13.51%      0.00%
   Forty Portfolio
      December 31, 2010 .........      19    10.13      10.60    1.40%     2.65%          197     4.00%     5.26%      0.33%
      December 31, 2009 .........      21     9.74      10.07    1.40%     2.65%          210    42.40%    44.27%      0.04%
      December 31, 2008 .........      23     6.84       6.98    1.40%     2.65%          160   -45.58%   -44.95%      0.15%
      December 31, 2007 .........      21    12.57      12.68    1.40%     2.65%          272    25.70%    26.80%      0.61%
      Inception May 1, 2007
   Janus Portfolio
      December 31, 2010 .........   3,880     2.20      17.57    1.40%     3.40%        9,142    10.70%    12.98%      1.09%
      December 31, 2009 .........   4,324     1.95      15.56    1.40%     3.40%        9,181    31.74%    34.49%      0.54%
      December 31, 2008 .........   4,611     1.45      11.57    1.40%     3.40%        7,421   -41.71%   -40.56%      0.74%
      December 31, 2007 .........   4,946     2.44      19.47    1.40%     3.40%       13,703    11.27%    13.49%      0.71%
      December 31, 2006 .........   5,613     2.15      17.16    1.40%     3.40%       13,603     7.64%     9.86%      0.48%
   Janus Portfolio - Service
      December 31, 2010 .........      --     1.12       1.12    0.00%     0.00%           --    14.29%    14.29%      0.00%
      December 31, 2009 .........      --     0.98       0.98    3.20%     3.20%           --    36.11%    36.11%      0.00%
      December 31, 2008 .........       4     0.72       0.72    2.07%     2.07%            3   -40.00%   -40.00%      0.57%
      December 31, 2007 .........       5     1.20       1.20    1.62%     1.62%            6    14.29%    14.29%      0.59%
      December 31, 2006 .........       5     1.05       1.05    1.70%     1.70%            5    11.70%    11.70%      0.29%
   Overseas Portfolio
      December 31, 2010 .........     559     4.19      41.87    1.40%     4.32%        4,338    21.11%    25.20%      0.68%
      December 31, 2009 .........     587     3.39      33.88    1.40%     3.40%        3,861    73.64%    79.33%      0.59%
      December 31, 2008 .........     606     1.91      19.14    1.40%     3.40%        2,023   -53.74%   -51.96%      1.24%
      December 31, 2007 .........     752     4.05      40.53    1.40%     3.40%        7,402    24.00%    28.11%      0.65%
      December 31, 2006 .........     691     3.20      32.03    1.40%     3.40%        5,228    42.14%    46.96%      2.18%
   Perkins Mid Cap Value Portfolio
      December 31, 2010 .........       5    10.13      10.61    1.40%     2.65%           58    12.68%    14.09%      0.68%
      December 31, 2009 .........       5     8.99       9.30    1.40%     2.65%           49    30.10%    31.91%      0.60%
      December 31, 2008 .........       9     6.91       7.05    1.40%     2.65%           65   -29.63%   -28.79%      0.94%
      December 31, 2007 .........       2     9.82       9.90    1.40%     2.65%           15    -1.80%    -1.10%      2.79%
      Inception May 1, 2007

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Worldwide Portfolio
      December 31, 2010 .........   3,615   $ 2.51    $ 12.67    1.40%     3.40%   $    9,664    11.98%    14.25%      0.61%
      December 31, 2009 .........   3,950     2.20      11.09    1.40%     3.40%        9,326    33.08%    35.80%      1.43%
      December 31, 2008 .........   4,202     1.62       8.17    1.40%     3.40%        7,311   -46.53%   -45.41%      1.19%
      December 31, 2007 .........   4,730     2.97      14.97    1.40%     3.40%       15,246     5.91%     8.09%      0.74%
      December 31, 2006 .........   5,494     2.75      13.85    1.40%     3.40%       16,258    14.27%    16.58%      1.73%
   Worldwide Portfolio - Service
      December 31, 2010 .........      --     1.08       1.08      N/A       N/A           --    16.13%    16.13%      0.00%
      December 31, 2009 .........      --     0.93       0.93      N/A       N/A           --    36.76%    36.76%      0.00%
      December 31, 2008 .........      --     0.68       0.68      N/A       N/A           --   -44.72%   -44.72%      0.00%
      December 31, 2007 .........      --     1.23       1.23      N/A       N/A           --     9.82%     9.82%      0.00%
      December 31, 2006 .........      --     1.12       1.12      N/A       N/A           --    17.89%    17.89%      0.00%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
      December 31, 2010 .........     102    26.53      30.31    1.40%     3.40%        3,056    18.60%    20.95%      1.11%
      December 31, 2009 .........     201    22.37      25.06    1.40%     3.40%        4,934    64.24%    67.51%      3.51%
      December 31, 2008 .........      64    13.62      14.96    1.40%     3.40%          950   -50.45%   -49.44%      1.42%
      December 31, 2007 .........     139    27.49      29.59    1.40%     3.40%        4,077    28.82%    31.45%      1.39%
      December 31, 2006 .........     106    21.34      22.51    1.40%     3.40%        2,373    25.60%    28.12%      0.54%
   International Equity Portfolio
      December 31, 2010 .........      18    11.14      12.73    1.40%     3.40%          223     3.15%     5.21%      1.33%
      December 31, 2009 .........      19    10.80      12.10    1.40%     3.40%          236    17.39%    19.80%      1.69%
      December 31, 2008 .........      24     9.20      10.10    1.40%     3.40%          251   -39.11%   -37.88%      2.19%
      December 31, 2007 .........      22    15.11      16.26    1.40%     3.40%          364     7.09%     9.20%      1.86%
      December 31, 2006 .........      29    14.11      14.89    1.40%     3.40%          437    18.37%    20.86%      0.56%
   US Small-Mid Cap Equity Portfolio
      December 31, 2010 .........     583     1.85      20.73    1.40%     3.40%        1,736    19.61%    23.33%      0.29%
      December 31, 2009 .........     682     1.50      16.99    1.40%     3.40%        1,847    47.53%    53.06%      0.00%
      December 31, 2008 .........     723     0.98      11.28    1.40%     3.40%        1,123   -38.63%   -36.77%      0.00%
      December 31, 2007 .........     878     1.55      18.01    1.40%     3.40%        2,128   -10.32%    -7.19%      0.00%
      December 31, 2006 .........   1,194     1.67      19.69    1.40%     3.40%        3,248    12.21%    15.97%      0.24%
   US Strategic Equity Portfolio
      December 31, 2010 .........      91     1.15      11.97    1.40%     3.40%          296     9.03%    12.26%      0.68%
      December 31, 2009 .........     102     1.04      10.76    1.40%     3.40%          302    22.54%    27.71%      0.96%
      December 31, 2008 .........     115     0.83       8.60    1.40%     3.40%          234   -37.44%   -35.66%      0.71%
      December 31, 2007 .........     141     1.29      13.48    1.40%     3.40%          638    -4.26%    -0.77%      1.16%
      December 31, 2006 .........     283     1.30      13.80    1.40%     3.40%          860    13.57%    17.12%      0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2010 .........      10     8.53       9.19    1.40%     3.40%           93    20.82%    23.36%      0.12%
      December 31, 2009 .........       9     7.06       7.45    1.40%     3.40%           68    30.02%    32.56%      0.00%
      December 31, 2008 .........       4     5.43       5.62    1.40%     3.40%           24   -42.42%   -41.21%      0.00%
      December 31, 2007 .........       3     9.43       9.56    1.40%     3.40%           25    -4.75%    -3.43%      0.00%
      Inception April 30, 2007
   ClearBridge Equity Income Builder Portfolio
      December 31, 2010 .........       8     8.00       8.61    1.40%     3.40%           68     8.55%    10.81%      4.59%
      December 31, 2009 .........       6     7.37       7.77    1.40%     3.40%           42    18.87%    21.03%      3.24%
      December 31, 2008 .........       6     6.20       6.42    1.40%     3.40%           41   -37.25%   -35.86%      1.02%
      December 31, 2007 .........       6     9.88      10.01    1.40%     3.40%           64    -0.70%     0.60%      1.39%
      Inception April 30, 2007
   ClearBridge Fundamental All Cap Value Portfolio
      December 31, 2010 .........      19     8.09       8.71    1.40%     3.40%          168    12.67%    14.91%      1.63%
      December 31, 2009 .........      23     7.18       7.58    1.40%     3.40%          178    25.09%    27.61%      1.22%
      December 31, 2008 .........      33     5.74       5.94    1.40%     3.40%          196   -38.74%   -37.47%      1.70%
      December 31, 2007 .........      32     9.37       9.50    1.40%     3.40%          312    -5.35%    -4.04%      1.33%
      Inception April 30, 2007

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   ClearBridge Large Cap Growth Portfolio
      December 31, 2010 .........       7   $ 8.67    $  9.33    1.40%     3.40%   $       67     6.22%     8.36%      0.09%
      December 31, 2009 .........      11     8.16       8.61    1.40%     3.40%           91    37.61%    40.46%      0.10%
      December 31, 2008 .........       7     5.93       6.13    1.40%     3.40%           40   -39.43%   -38.21%      0.23%
      December 31, 2007 .........       7     9.79       9.92    1.40%     3.40%           72    -1.01%     0.20%      0.03%
      Inception April 30, 2007
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      December 31, 2010 .........     255    12.01      13.45    1.40%     3.40%        3,326    11.10%    13.31%      8.86%
      December 31, 2009 .........      21    10.81      11.87    1.40%     3.40%          243    50.35%    53.36%      7.90%
      December 31, 2008 .........      13     7.19       7.74    1.40%     3.40%           98   -33.12%   -31.75%      9.60%
      December 31, 2007 .........      21    10.75      11.34    1.40%     3.40%          232    -3.41%    -1.48%      7.02%
      December 31, 2006 .........      15    11.13      11.51    1.40%     3.40%          175     6.92%     9.10%      2.12%
   Western Asset Strategic Bond Portfolio
      December 31, 2010 .........      35    10.59      12.11    1.40%     3.40%          417     8.06%    10.29%      2.60%
      December 31, 2009 .........      20     9.80      10.98    1.40%     3.40%          224    17.79%    20.13%      3.67%
      December 31, 2008 .........      25     8.32       9.14    1.40%     3.40%          230   -19.85%   -18.17%      3.36%
      December 31, 2007 .........     149    10.38      11.17    1.40%     3.40%        1,657    -1.42%     0.54%      4.19%
      December 31, 2006 .........     206    10.53      11.11    1.40%     3.40%        2,285     1.54%     3.64%      6.00%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
      December 31, 2010 .........     148     1.65      16.54    1.40%     3.40%          531    10.93%    13.21%      3.01%
      December 31, 2009 .........     160     1.46      14.61    1.40%     3.40%          507    19.20%    21.67%      2.52%
      December 31, 2008 .........     215     1.20      12.01    1.40%     3.40%          802   -28.63%   -27.21%      4.38%
      December 31, 2007 .........     351     1.65      16.50    1.40%     3.40%        1,420    -0.33%     1.85%      2.84%
      December 31, 2006 .........     336     1.62      16.22    1.40%     3.40%        1,220    10.71%    12.95%      2.28%
   Growth and Income Portfolio
      December 31, 2010 .........   2,139     1.31      15.49    1.40%     3.40%        3,881    13.49%    18.02%      0.53%
      December 31, 2009 .........   2,420     1.11      13.38    1.40%     3.40%        3,882    14.98%    18.09%      0.97%
      December 31, 2008 .........   2,720     0.94      11.41    1.40%     3.40%        3,837   -38.58%   -36.05%      1.38%
      December 31, 2007 .........   3,195     1.47      18.21    1.40%     3.40%        7,761    -0.08%     3.52%      1.20%
      December 31, 2006 .........   3,701     1.42      17.85    1.40%     3.40%        8,880    13.35%    17.36%      1.28%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2010 .........     269     1.23      15.89    1.40%     3.40%          561    24.80%    29.36%      0.00%
      December 31, 2009 .........     239     0.97      12.50    1.40%     3.40%          677    27.14%    31.33%      0.00%
      December 31, 2008 .........     284     0.74       9.66    1.40%     3.40%          910   -45.25%   -43.15%      0.00%
      December 31, 2007 .........     307     1.33      17.33    1.40%     3.40%        1,228    18.39%    22.69%      0.00%
      December 31, 2006 .........     306     1.10      14.37    1.40%    10.16%          986    10.93%    14.42%      0.00%
   Partners Portfolio
      December 31, 2010 .........     710     1.48      13.56    1.40%     3.40%        1,722    11.75%    15.63%      0.66%
      December 31, 2009 .........     847     1.28      11.88    1.40%     3.40%        1,903    50.81%    56.10%      2.46%
      December 31, 2008 .........   1,007     0.82       7.72    1.40%     3.40%        1,642   -53.98%   -52.60%      0.41%
      December 31, 2007 .........   1,380     1.73      16.45    1.40%     3.40%        6,706     5.70%     9.49%      0.63%
      December 31, 2006 .........   1,518     1.58      15.26    1.40%     3.40%        5,548     8.50%    12.06%      0.82%
   Regency Portfolio
      December 31, 2010 .........      72     1.86      18.63    1.40%     3.40%          571    22.08%    24.45%      1.10%
      December 31, 2009 .........      57     1.50      14.97    1.40%     3.40%          169    41.51%    44.50%      1.62%
      December 31, 2008 .........      57     1.04      10.36    1.40%     3.40%          140   -47.61%   -46.39%      0.62%
      December 31, 2007 .........      91     1.94      19.39    1.40%     3.40%          378    -0.15%     2.11%      0.40%
      December 31, 2006 .........     175     1.90      19.04    1.40%     3.40%          640     7.46%     9.61%      0.37%
   Short Duration Bond Portfolio
      December 31, 2010 .........     525     1.29      12.68    1.40%     3.40%        1,444     1.77%     4.88%      4.39%
      December 31, 2009 .........     581     1.23      12.21    1.40%     3.40%        2,044     9.47%    13.89%      9.67%
      December 31, 2008 .........     592     1.08      10.93    1.40%     3.40%        1,249   -16.26%   -13.60%      5.27%
      December 31, 2007 .........     887     1.25      12.80    1.40%     3.40%        2,306     1.23%     5.04%      2.89%
      December 31, 2006 .........     944     1.19      12.39    1.40%     3.40%        2,127     0.73%     3.48%      3.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN       RATIO
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Small Cap Growth Portfolio
      December 31, 2010 .........      21   $ 1.23    $ 12.31    1.40%     3.40%   $       73    15.57%    18.27%      0.00%
      December 31, 2009 .........       7     1.04      10.43    1.40%     3.40%           22    18.64%    21.00%      0.00%
      December 31, 2008 .........       5     0.86       8.62    1.40%     3.40%           13   -41.46%   -40.28%      0.00%
      December 31, 2007 .........       6     1.44      14.44    1.40%     3.40%           44    -2.95%    -0.89%      0.00%
      December 31, 2006 .........      12     1.46      14.57    1.40%     3.40%           58     1.78%     4.29%      0.00%
   Socially Responsive Portfolio
      December 31, 2010 .........      16    11.62      13.28    1.40%     3.40%          212    18.81%    21.17%      0.04%
      December 31, 2009 .........      17     9.78      10.96    1.40%     3.40%          184    27.01%    29.55%      2.34%
      December 31, 2008 .........      19     7.70       8.46    1.40%     3.40%          159   -41.49%   -40.25%      1.61%
      December 31, 2007 .........      24    13.16      14.16    1.40%     3.40%          342     4.03%     6.07%      0.08%
      December 31, 2006 .........      28    12.65      13.35    1.40%     3.40%          370     9.90%    12.18%      0.18%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2010 .........     877     9.12      10.34    1.40%    33.10%        8,610     7.93%    11.78%      1.40%
      December 31, 2009 .........     966     8.45       9.25    1.40%    39.24%        8,601    17.85%    21.87%      1.75%
      December 31, 2008 .........   1,142     7.17       7.59    1.40%    32.80%        8,465   -25.78%   -23.18%      2.05%
      December 31, 2007 .........   1,328     9.66       9.88    1.40%    15.47%       12,999    -3.69%    -1.50%      1.14%
      Inception May 1, 2007
   JNF Equity Portfolio
      December 31, 2010 .........   2,030     7.79       8.83    1.40%     3.40%       17,022    21.72%    25.96%      0.77%
      December 31, 2009 .........   2,183     6.40       7.01    1.40%     3.40%       14,738    30.35%    35.07%      1.00%
      December 31, 2008 .........   2,403     4.91       5.19    1.40%     3.40%       12,186   -44.46%   -42.65%      0.15%
      December 31, 2007 .........   2,948     8.84       9.05    1.40%     3.40%       26,416   -11.69%    -9.59%      0.00%
      Inception May 1, 2007
   JNF Money Market Portfolio
      December 31, 2010 .........   1,118     9.31       9.82    1.40%     3.40%       10,957    -3.32%    -1.41%      0.02%
      December 31, 2009 .........   1,262     9.63       9.96    1.40%     3.40%       12,548    -3.12%    -1.09%      0.29%
      December 31, 2008 .........   2,034     9.94      10.07    1.40%     3.40%       20,477    -0.60%     0.70%      1.67%
      Inception April 30, 2008
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2010 .........      25    11.28      12.30    1.40%     3.25%          311     9.41%    11.51%      7.57%
      December 31, 2009 .........      25    10.31      11.03    1.40%     3.25%          281    17.69%    19.89%      7.50%
      December 31, 2008 .........      35     8.76       9.20    1.40%     3.25%          325   -18.51%   -17.04%     15.57%
      December 31, 2007 .........       3    10.75      11.09    1.40%     3.25%           31     4.88%     6.84%      7.36%
      December 31, 2006 .........       3    10.25      10.38    1.40%     3.25%           29     2.81%     4.11%      4.96%
      Inception May 1, 2006
   CommodityRealReturn Strategy Portfolio
      December 31, 2010 .........      28    10.07      10.98    1.40%     3.25%          305    20.45%    22.82%      4.15%
      December 31, 2009 .........      20     8.36       8.94    1.40%     3.25%          180    37.05%    39.47%      6.60%
      December 31, 2008 .........      18     6.10       6.41    1.40%     3.25%          113   -45.58%   -44.55%      4.65%
      December 31, 2007 .........       3    11.21      11.56    1.40%     3.25%           40    19.26%    21.43%      3.15%
      December 31, 2006 .........       3     9.40       9.52    1.40%     3.25%           29    -6.93%    -5.74%      3.26%
      Inception May 1, 2006
   Emerging Markets Bond Portfolio
      December 31, 2010 .........       8    12.31      13.42    1.40%     3.25%          110     8.55%    10.54%      4.72%
      December 31, 2009 .........       2    11.34      12.14    1.40%     3.25%           24    26.28%    28.74%      6.26%
      December 31, 2008 .........      57     8.98       9.43    1.40%     3.25%          539   -17.24%   -15.80%      6.23%
      December 31, 2007 .........       2    10.85      11.20    1.40%     3.25%           17     2.36%     4.38%      5.81%
      December 31, 2006 .........      77    10.60      10.73    1.40%     3.25%          830     6.21%     7.52%      3.71%
      Inception May 1, 2006
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2010 .........       5    11.25      12.27    1.40%     3.25%           58     4.94%     6.97%      1.82%
      December 31, 2009 .........       4    10.72      11.47    1.40%     3.25%           48    11.90%    14.02%      3.25%
      December 31, 2008 .........       2     9.58      10.06    1.40%     3.25%           20    -5.52%    -3.82%      3.19%
      December 31, 2007 .........       2    10.14      10.46    1.40%     3.25%           16     0.30%     2.25%      3.41%
      December 31, 2006 .........      --    10.11      10.23    1.40%     3.25%            5     1.00%     2.20%      2.45%
      Inception May 1, 2006

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Bond Unhedged Portfolio
      December 31, 2010 .........      14   $12.50    $ 13.63    1.40%     3.25%   $      191     8.04%    10.10%      2.76%
      December 31, 2009 .........      14    11.57      12.38    1.40%     3.25%          173    13.10%    15.16%      3.16%
      December 31, 2008 .........      15    10.23      10.75    1.40%     3.25%          159    -4.03%    -2.18%      3.08%
      December 31, 2007 .........       7    10.66      10.99    1.40%     3.25%           78     6.18%     8.17%      3.38%
      December 31, 2006 .........       8    10.04      10.16    1.40%     3.25%           86     0.40%     1.60%      2.29%
      Inception May 1, 2006
   High Yield Portfolio
      December 31, 2010 .........     218    11.60      12.65    1.40%     3.25%        2,732    10.79%    12.85%      7.05%
      December 31, 2009 .........       6    10.47      11.21    1.40%     3.25%           70    35.80%    38.22%      9.01%
      December 31, 2008 .........     176     7.71       8.11    1.40%     3.25%        1,429   -26.01%   -24.56%      7.78%
      December 31, 2007 .........      13    10.42      10.75    1.40%     3.25%          143     0.19%     2.09%      6.85%
      December 31, 2006 .........      16    10.40      10.53    1.40%     3.25%          166     4.10%     5.41%      4.54%
      Inception May 1, 2006
   Long Term US Government Portfolio
      December 31, 2010 .........      31    11.93      12.88    1.40%     3.25%          388     8.06%     9.99%      3.43%
      December 31, 2009 .........       4    11.04      11.71    1.40%     3.25%           49    -7.46%    -5.72%      3.68%
      December 31, 2008 .........      69    11.93      12.42    1.40%     3.25%          854    13.51%    15.75%      3.79%
      December 31, 2007 .........      27    10.51      10.73    1.40%     3.25%          287     6.27%     8.17%      4.47%
      December 31, 2006 .........      --     9.89       9.92    1.40%     3.25%           --    -1.59%    -1.29%      0.00%
      Inception November 1, 2006
   Low Duration Portfolio
      December 31, 2010 .........      52    11.20      12.10    1.40%     3.25%          620     1.91%     3.86%      1.58%
      December 31, 2009 .........     116    10.99      11.65    1.40%     3.25%        1,338     9.68%    11.70%      3.45%
      December 31, 2008 .........      11    10.02      10.43    1.40%     3.25%          115    -3.56%    -1.79%      4.15%
      December 31, 2007 .........      --    10.39      10.62    1.40%     3.25%           --     3.90%     5.88%      4.42%
      December 31, 2006 .........      --    10.00      10.03    1.40%     3.25%           --    -0.10%     0.20%      0.00%
      Inception November 1, 2006
   Real Return Portfolio
      December 31, 2010 .........   1,138     1.40      14.05    1.40%     3.40%        2,601     4.55%     6.60%      1.44%
      December 31, 2009 .........   1,235     1.32      13.18    1.40%     3.40%        3,055    14.37%    16.81%      2.92%
      December 31, 2008 .........   1,433     1.13      11.29    1.40%     3.40%        3,101   -10.16%    -8.13%      3.48%
      December 31, 2007 .........     368     1.23      12.32    1.40%     3.40%        1,592     6.95%     9.12%      4.68%
      December 31, 2006 .........     483     1.13      11.29    1.40%     3.40%        1,589    -2.67%    -0.70%      4.21%
   Short-Term Portfolio
      December 31, 2010 .........     134     9.87      11.28    1.40%     3.40%        1,496    -1.30%     0.71%      0.83%
      December 31, 2009 .........     138    10.00      11.20    1.40%     3.40%        1,531     4.17%     6.26%      2.06%
      December 31, 2008 .........     179     9.60      10.54    1.40%     3.40%        1,863    -3.61%    -1.68%      3.56%
      December 31, 2007 .........     165     9.96      10.72    1.40%     3.40%        1,757     0.91%     2.98%      4.70%
      December 31, 2006 .........     100     9.87      10.41    1.40%     3.40%        1,036     0.82%     2.87%      4.28%
   Total Return Portfolio
      December 31, 2010 .........   1,423     1.44      14.37    1.40%     3.40%        3,725     4.53%     6.67%      2.42%
      December 31, 2009 .........   1,534     1.35      13.48    1.40%     3.40%        4,721    10.16%    12.50%      5.33%
      December 31, 2008 .........   1,316     1.20      11.99    1.40%     3.40%        4,687     1.31%     3.45%      4.47%
      December 31, 2007 .........   1,102     1.16      11.60    1.40%     3.40%        3,587     5.11%     7.41%      4.81%
      December 31, 2006 .........     953     1.08      10.82    1.40%     3.40%        3,125     0.39%     2.37%      4.41%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2010 .........      12     8.21       8.86    1.40%     3.25%          107     5.80%     7.65%      0.63%
      December 31, 2009 .........       3     7.76       8.23    1.40%     3.25%           27    11.98%    14.15%      0.75%
      December 31, 2008 .........       4     6.93       7.21    1.40%     3.25%           26   -34.68%   -33.49%      1.04%
      December 31, 2007 .........       1    10.61      10.84    1.40%     3.25%           15     3.01%     4.94%      1.18%
      December 31, 2006 .........      --    10.30      10.33    1.40%     3.25%           --     3.73%     3.92%      0.00%
      Inception November 1, 2006

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Emerging Markets Portfolio
      December 31, 2010 .........      21   $11.65    $ 12.59    1.40%     3.25%   $      258    11.91%    14.04%      0.35%
      December 31, 2009 .........      40    10.41      11.04    1.40%     3.25%          446    68.45%    71.43%      0.77%
      December 31, 2008 .........      24     6.18       6.44    1.40%     3.25%          156   -59.66%   -58.85%      0.08%
      December 31, 2007 .........      62    15.32      15.65    1.40%     3.25%          968    37.89%    40.48%      0.46%
      December 31, 2006 .........       3    11.11      11.14    1.40%     3.25%           32    10.66%    10.96%      0.00%
      Inception November 1, 2006
   Equity Income Portfolio
      December 31, 2010 .........     375     1.18      12.63    1.40%     3.40%          849    15.23%    19.49%      2.05%
      December 31, 2009 .........     407     1.00      10.76    1.40%     3.40%          781    10.08%    13.46%      2.69%
      December 31, 2008 .........     482     0.89       9.60    1.40%     3.40%        1,104   -32.80%   -30.20%      2.49%
      December 31, 2007 .........     491     1.30      14.08    1.40%     3.40%        1,521    -2.81%     0.00%      2.16%
      December 31, 2006 .........     910     1.31      14.38    1.40%     3.40%        3,040    18.08%    22.13%      2.32%
   Fund Portfolio
      December 31, 2010 .........     107     1.05      12.25    1.40%     3.40%          353    11.84%    15.45%      0.98%
      December 31, 2009 .........     157     0.92      10.75    1.40%     3.40%          622    20.77%    25.00%      1.57%
      December 31, 2008 .........     257     0.74       8.75    1.40%     3.40%          819   -36.59%   -34.33%      1.43%
      December 31, 2007 .........     236     1.15      13.55    1.40%     3.40%        1,067     1.28%     4.69%      1.01%
      December 31, 2006 .........     447     1.11      13.14    1.40%     3.40%        1,299    12.49%    16.36%      1.11%
   High Yield Portfolio
      December 31, 2010 .........     122    12.04      13.49    1.40%     3.40%        1,637    13.69%    15.99%      5.29%
      December 31, 2009 .........     121    10.59      11.63    1.40%     3.40%        1,397    54.82%    57.80%      7.48%
      December 31, 2008 .........     342     6.84       7.37    1.40%     3.40%        2,500   -37.82%   -36.52%      6.58%
      December 31, 2007 .........     142    11.00      11.61    1.40%     3.40%        1,632     2.04%     4.13%      5.11%
      December 31, 2006 .........      87    10.78      11.15    1.40%     3.40%          968     4.56%     6.80%      5.30%
   Mid Cap Value Portfolio
      December 31, 2010 .........      10    10.50      11.76    1.40%     3.40%          120    14.01%    16.21%      1.02%
      December 31, 2009 .........       8     9.21      10.12    1.40%     3.40%           81    21.02%    23.57%      0.26%
      December 31, 2008 .........      10     7.61       8.19    1.40%     3.40%           84   -36.00%   -34.69%      1.91%
      December 31, 2007 .........      11    11.89      12.54    1.40%     3.40%          143     1.80%     3.89%      0.72%
      December 31, 2006 .........      15    11.68      12.07    1.40%     3.40%          179     8.55%    10.73%      0.00%
   Money Market Portfolio
      December 31, 2010 .........       6    10.57      10.57    1.40%     1.40%           61    -1.40%    -1.40%      0.02%
      December 31, 2009 .........       6    10.72      10.72    1.40%     1.40%           62    -1.20%    -1.20%      0.17%
      December 31, 2008 .........       6    10.85      10.85    1.40%     1.40%           63     0.93%     0.93%      2.35%
      December 31, 2007 .........       6    10.75      10.75    1.40%     1.40%           63     3.37%     3.37%      4.71%
      December 31, 2006 .........       6    10.40      10.40    1.40%     1.40%           60     3.07%     3.07%      4.64%
   Strategic Income Portfolio
      December 31, 2010 .........      15    11.93      12.88    1.40%     3.25%          195     7.87%     9.80%      5.35%
      December 31, 2009 .........      15    11.06      11.73    1.40%     3.25%          180    25.11%    27.50%     10.59%
      December 31, 2008 .........      94     8.84       9.20    1.40%     3.25%          861   -14.51%   -12.96%      6.44%
      December 31, 2007 .........       6    10.34      10.57    1.40%     3.25%           59     2.68%     4.65%      5.17%
      December 31, 2006 .........      --    10.07      10.10    1.40%     3.25%            4     0.50%     0.80%      0.73%
      Inception November 1, 2006
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2010 .........     187     2.49      24.94    1.40%     3.40%        1,011    25.71%    28.16%      1.86%
      December 31, 2009 .........     197     1.95      19.46    1.40%     3.40%          828    52.77%    56.00%      0.00%
      December 31, 2008 .........     207     1.25      12.48    1.40%     3.40%          568   -45.19%   -43.95%      1.99%
      December 31, 2007 .........     282     2.23      22.32    1.40%     3.40%        1,514     0.45%     2.53%      1.15%
      December 31, 2006 .........     411     2.18      21.77    1.40%     3.40%        1,734    17.04%    19.78%      0.18%
   Small-Cap Portfolio
      December 31, 2010 .........     298     2.30      22.99    1.40%     3.40%        1,984    16.48%    19.17%      0.09%
      December 31, 2009 .........     314     1.93      19.34    1.40%     3.40%        1,892    30.69%    33.29%      0.00%
      December 31, 2008 .........     425     1.45      14.51    1.40%     3.40%        2,314   -29.62%   -28.20%      0.72%
      December 31, 2007 .........     376     2.02      20.21    1.40%     3.40%        2,192    -5.49%    -3.35%      0.05%
      December 31, 2006 .........     570     2.09      20.94    1.40%     3.40%        2,750    11.78%    13.99%      0.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   Banking Fund
      December 31, 2010 .........      18   $ 4.72    $  6.69    1.40%     3.40%   $      100     9.26%    11.50%      0.27%
      December 31, 2009 .........     138     4.32       6.00    1.40%     3.40%          653    -6.65%    -4.72%      3.30%
      December 31, 2008 .........     133     4.62       6.30    1.40%     3.40%          702   -43.17%   -41.99%      0.13%
      December 31, 2007 .........       6     8.13      10.86    1.40%     3.40%           60   -29.55%   -28.08%      2.42%
      December 31, 2006 .........      16    11.54      15.11    1.40%     3.40%          222     7.45%     9.73%      1.90%
   Basic Materials Fund
      December 31, 2010 .........      50    18.23      21.48    1.40%     3.40%        1,039    22.43%    24.94%      0.50%
      December 31, 2009 .........      76    14.89      17.20    1.40%     3.40%        1,255    50.25%    53.31%      0.24%
      December 31, 2008 .........     126     9.91      11.22    1.40%     3.40%        1,357   -47.23%   -46.16%      0.39%
      December 31, 2007 .........     105    18.78      20.84    1.40%     3.40%        2,135    29.43%    32.15%      0.13%
      December 31, 2006 .........      55    14.51      15.77    1.40%     3.40%          851    18.26%    20.57%      0.86%
   Biotechnology Fund
      December 31, 2010 .........      78     8.73      10.98    1.40%     3.40%          829     7.02%     9.15%      0.00%
      December 31, 2009 .........      63     8.00      10.06    1.40%     3.40%          603    14.39%    16.71%      0.00%
      December 31, 2008 .........     133     6.86       8.62    1.40%     3.40%        1,101   -14.69%   -12.94%      0.00%
      December 31, 2007 .........      34     7.88       9.91    1.40%     3.40%          291     0.88%     3.01%      0.00%
      December 31, 2006 .........      46     7.66       9.62    1.40%     3.40%          366    -6.56%    -4.61%      0.00%
   Commodities Strategy Fund
      December 31, 2010 .........      28     5.35       5.94    1.40%     3.40%          165     4.46%     6.64%      0.00%
      December 31, 2009 .........      31     5.12       5.57    1.40%     3.40%          168     7.79%     9.94%      1.55%
      December 31, 2008 .........      21     4.75       5.07    1.40%     3.40%          104   -50.78%   -49.70%      1.21%
      December 31, 2007 .........      10     9.65      10.08    1.40%     3.40%           99    26.64%    29.23%      0.00%
      December 31, 2006 .........       2     7.62       7.80    1.40%     3.40%           13   -20.63%   -19.09%      0.00%
   Consumer Products Fund
      December 31, 2010 .........      69    11.64      16.37    1.40%     3.40%          924    13.45%    15.69%      2.51%
      December 31, 2009 .........      22    10.26      14.15    1.40%     3.40%          287    15.02%    17.47%      1.31%
      December 31, 2008 .........      45     8.92      12.05    1.40%     3.40%          460   -25.91%   -24.45%      0.19%
      December 31, 2007 .........      15    12.04      15.95    1.40%     3.40%          232     7.31%     9.55%      1.48%
      December 31, 2006 .........      30    11.22      14.56    1.40%     3.40%          407    13.56%    15.75%      0.94%
   Dow 2X Strategy Fund
      December 31, 2010 .........     170     7.93       9.00    1.40%     3.40%        1,487    20.48%    22.95%      0.69%
      December 31, 2009 .........     139     6.58       7.32    1.40%     3.40%        1,006    32.39%    34.97%      0.00%
      December 31, 2008 .........     322     4.97       5.43    1.40%     3.40%        1,723   -63.05%   -62.21%      0.02%
      December 31, 2007 .........     493    13.45      14.37    1.40%     3.40%        7,053     4.51%     6.70%      2.24%
      December 31, 2006 .........      47    12.87      13.48    1.40%     3.40%          630    26.18%    28.75%      0.47%
   Electronics Fund
      December 31, 2010 .........      12     4.82       8.15    1.40%     3.40%           82     5.79%     8.07%      0.00%
      December 31, 2009 .........      28     4.46       7.55    1.40%     3.40%          167    66.01%    69.66%      0.00%
      December 31, 2008 .........       7     2.63       4.45    1.40%     3.40%           20   -51.77%   -50.83%      0.00%
      December 31, 2007 .........       8     5.36       9.05    1.40%     3.40%           52    -5.82%    -3.77%      0.00%
      December 31, 2006 .........      27     5.57       9.42    1.40%     3.40%          220    -0.89%     1.09%      0.00%
   Energy Fund
      December 31, 2010 .........     127    17.88      20.44    1.40%     3.40%        2,565    15.06%    17.43%      0.58%
      December 31, 2009 .........     124    15.54      17.41    1.40%     3.40%        2,114    33.85%    36.59%      0.00%
      December 31, 2008 .........     120    11.61      12.75    1.40%     3.40%        1,502   -47.84%   -46.79%      0.00%
      December 31, 2007 .........     258    22.26      23.96    1.40%     3.40%        6,060    28.74%    31.39%      0.00%
      December 31, 2006 .........     164    17.01      18.24    1.40%     3.40%        2,945     8.20%    10.41%      0.00%
   Energy Services Fund
      December 31, 2010 .........     108    15.46      21.76    1.40%     3.40%        2,240    21.82%    24.28%      0.00%
      December 31, 2009 .........     143    12.44      17.51    1.40%     3.40%        2,404    57.09%    60.20%      0.00%
      December 31, 2008 .........     108     7.77      10.93    1.40%     3.40%        1,108   -59.05%   -58.18%      0.00%
      December 31, 2007 .........     266    18.58      26.15    1.40%     3.40%        6,373    32.50%    35.23%      0.00%
      December 31, 2006 .........     122    13.74      19.34    1.40%     3.40%        2,148     7.31%     9.45%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Europe 1.25X Strategy Fund
      December 31, 2010 .........      16   $ 8.24    $  9.91    1.40%     3.40%   $      151   -13.72%   -11.96%      1.03%
      December 31, 2009 .........      43     9.55      11.27    1.40%     3.40%          476    31.00%    33.85%      2.64%
      December 31, 2008 .........      69     7.29       8.42    1.40%     3.40%          563   -56.35%   -55.50%      0.51%
      December 31, 2007 .........     106    16.70      18.92    1.40%     3.40%        1,960     9.22%    11.54%      2.17%
      December 31, 2006 .........     121    15.29      16.97    1.40%     3.40%        2,005    25.23%    27.69%      2.11%
   Financial Services Fund
      December 31, 2010 .........      21     6.43       7.46    1.40%     3.40%          154    10.67%    12.86%      0.89%
      December 31, 2009 .........      20     5.81       6.61    1.40%     3.40%          129    15.51%    18.12%      0.93%
      December 31, 2008 .........     113     5.03       5.60    1.40%     3.40%          623   -49.75%   -48.79%      0.00%
      December 31, 2007 .........      37    10.01      10.94    1.40%     3.40%          399   -21.55%   -19.91%      2.10%
      December 31, 2006 .........      74    12.76      13.66    1.40%     3.40%        1,006    12.82%    15.14%      1.36%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2010 .........     134     1.19      17.21    1.40%     3.40%        1,120     6.47%     9.17%      2.19%
      December 31, 2009 .........      87     1.09      15.85    1.40%     3.40%          572   -33.82%   -32.50%      2.19%
      December 31, 2008 .........     275     1.62      23.48    1.40%     3.40%        3,001    40.04%    43.36%      2.72%
      December 31, 2007 .........     213     1.13      16.43    1.40%     3.40%        1,983     6.08%     8.20%      3.54%
      December 31, 2006 .........     139     1.05      15.19    1.40%     3.40%        1,131    -6.39%    -4.46%      3.67%
   Health Care Fund
      December 31, 2010 .........      35     9.98      11.40    1.40%     3.40%          393     3.21%     5.30%      0.27%
      December 31, 2009 .........      48     9.67      10.83    1.40%     3.40%          514    20.57%    22.93%      0.00%
      December 31, 2008 .........      67     8.02       8.81    1.40%     3.40%          576   -27.42%   -25.90%      0.00%
      December 31, 2007 .........     106    11.05      11.89    1.40%     3.40%        1,242     2.50%     4.59%      0.00%
      December 31, 2006 .........     138    10.78      11.38    1.40%     3.40%        1,556     1.60%     3.74%      0.00%
   Internet Fund
      December 31, 2010 .........      13     7.84      13.57    1.40%     3.40%          151    16.72%    19.15%      0.00%
      December 31, 2009 .........      19     6.58      11.39    1.40%     3.40%          200    60.41%    63.68%      0.00%
      December 31, 2008 .........       9     4.02       6.96    1.40%     3.40%           54   -46.77%   -45.67%      0.00%
      December 31, 2007 .........      10     7.40      12.81    1.40%     3.40%          106     6.72%     8.84%      0.00%
      December 31, 2006 .........      11     6.80      11.77    1.40%     3.40%          118     6.08%     8.18%      0.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2010 .........     126     3.17       3.62    1.40%     3.40%          451   -32.55%   -31.17%      0.00%
      December 31, 2009 .........     101     4.70       5.27    1.40%     3.40%          528   -46.53%   -45.39%      0.00%
      December 31, 2008 .........      72     8.79       9.65    1.40%     3.40%          691    55.58%    58.77%      0.21%
      December 31, 2007 .........     108     5.65       6.08    1.40%     3.40%          655   -12.13%   -10.25%      3.14%
      December 31, 2006 .........     347     6.43       6.78    1.40%     3.40%        2,317   -24.35%   -22.79%      3.66%
   Inverse Government Long Bond Strategy Fund
      December 31, 2010 .........      83     0.57       5.74    1.40%     3.40%          305   -15.73%   -13.64%      0.00%
      December 31, 2009 .........     165     0.66       6.69    1.40%     3.40%          441    15.49%    17.86%      0.00%
      December 31, 2008 .........     245     0.56       5.69    1.40%     3.40%          980   -32.60%   -30.86%      0.29%
      December 31, 2007 .........     108     0.81       8.29    1.40%     3.40%          538    -7.73%    -5.79%      2.99%
      December 31, 2006 .........     122     0.86       8.82    1.40%     3.40%          819     4.47%     6.54%      2.79%
   Inverse Mid-Cap Strategy Fund
      December 31, 2010 .........       2     3.98       4.52    1.40%     3.40%            7   -27.90%   -26.38%      0.00%
      December 31, 2009 .........       2     5.52       6.14    1.40%     3.40%           10   -37.41%   -36.15%      0.00%
      December 31, 2008 .........       2     8.82       9.62    1.40%     3.40%           15    29.90%    32.60%      0.13%
      December 31, 2007 .........      --     6.79       7.26    1.40%     3.40%            2    -5.30%    -3.33%      0.17%
      December 31, 2006 .........      29     7.17       7.51    1.40%     3.40%          218    -7.00%    -5.18%      3.98%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2010 .........      44     4.30       4.91    1.40%     3.40%          211   -23.89%   -22.28%      0.00%
      December 31, 2009 .........      24     5.65       6.32    1.40%     3.40%          149   -42.06%   -40.93%      0.12%
      December 31, 2008 .........      20     9.75      10.70    1.40%     3.40%          214    43.17%    45.98%      0.43%
      December 31, 2007 .........      38     6.81       7.33    1.40%     3.40%          267   -14.34%   -12.53%      4.44%
      December 31, 2006 .........      66     7.95       8.38    1.40%     3.40%          537    -4.68%    -2.78%      2.75%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2010 .........      23   $ 3.73    $  4.25    1.40%     3.40%   $       94   -30.15%   -28.62%      0.00%
      December 31, 2009 .........      21     5.34       5.96    1.40%     3.40%          125   -35.04%   -33.78%      0.00%
      December 31, 2008 .........       4     8.22       9.00    1.40%     3.40%           34    20.53%    23.05%      0.15%
      December 31, 2007 .........      82     6.82       7.32    1.40%     3.40%          602     1.79%     3.98%      4.57%
      December 31, 2006 .........     260     6.70       7.04    1.40%     3.40%        1,806   -14.87%   -13.19%      5.49%
   Inverse S&P 500 Strategy Fund
      December 31, 2010 .........      87     0.51       6.35    1.40%     3.40%          189   -19.66%   -17.74%      0.00%
      December 31, 2009 .........     138     0.62       7.78    1.40%     3.40%          260   -30.01%   -28.55%      0.00%
      December 31, 2008 .........      85     0.87      10.91    1.40%     3.40%          341    34.63%    38.10%      0.54%
      December 31, 2007 .........     165     0.63       7.96    1.40%     3.40%          809    -2.61%     0.00%      2.12%
      December 31, 2006 .........     174     0.63       8.02    1.40%     3.40%          768   -10.53%    -8.70%      6.95%
   Japan 2X Strategy Fund
      December 31, 2010 .........      23     8.94      10.49    1.40%     3.40%          233    11.75%    14.06%      0.00%
      December 31, 2009 .........      42     8.00       9.19    1.40%     3.40%          379    19.58%    22.07%      0.27%
      December 31, 2008 .........      71     6.69       7.54    1.40%     3.40%          518   -35.24%   -33.93%      0.44%
      December 31, 2007 .........      41    10.33      11.41    1.40%     3.40%          467   -14.20%   -12.43%      3.78%
      December 31, 2006 .........     170    12.04      13.03    1.40%     3.40%        2,176     1.69%     3.67%      3.66%
   Leisure Fund
      December 31, 2010 .........       5     9.35      10.99    1.40%     3.40%           47    25.95%    28.61%      0.06%
      December 31, 2009 .........       6     7.27       8.55    1.40%     3.40%           53    32.24%    34.88%      0.00%
      December 31, 2008 .........      80     5.39       6.34    1.40%     3.40%          500   -50.85%   -49.80%      0.00%
      December 31, 2007 .........      27    10.74      12.63    1.40%     3.40%          340    -5.78%    -3.88%      0.00%
      December 31, 2006 .........      51    11.18      13.14    1.40%     3.40%          637    19.35%    21.79%      0.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2010 .........      92     2.03      20.29    1.40%     3.40%          657    32.95%    35.63%      0.00%
      December 31, 2009 .........      89     1.50      14.96    1.40%     3.40%          521    47.39%    50.35%      0.04%
      December 31, 2008 .........     193     1.00       9.95    1.40%     3.40%        1,083   -56.38%   -55.16%      0.00%
      December 31, 2007 .........      83     2.23      22.35    1.40%     3.40%          593     0.15%     2.15%      1.04%
      December 31, 2006 .........      64     2.19      21.88    1.40%     3.40%          622     6.74%     8.96%      0.28%
   NASDAQ-100(R) Fund
      December 31, 2010 .........     160     1.08      17.06    1.40%     3.40%        2,707    14.56%    18.68%      0.00%
      December 31, 2009 .........     205     0.91      14.60    1.40%     3.40%        2,952    46.93%    51.67%      0.00%
      December 31, 2008 .........     228     0.60       9.74    1.40%     3.40%        2,201   -43.88%   -41.75%      0.14%
      December 31, 2007 .........     281     1.03      17.01    1.40%     3.40%        4,718    13.86%    17.05%      0.08%
      December 31, 2006 .........     268     0.88      14.64    1.40%     3.40%        3,919     2.24%     6.02%      0.00%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2010 .........     112    10.38      17.92    1.40%     3.40%        1,562    32.40%    35.08%      0.00%
      December 31, 2009 .........     106     7.84      13.27    1.40%     3.40%        1,104   110.75%   114.72%      0.00%
      December 31, 2008 .........     139     3.72       6.18    1.40%     3.40%          655   -73.56%   -72.99%      0.09%
      December 31, 2007 .........     193    14.07      22.88    1.40%     3.40%        3,028    23.96%    26.41%      0.51%
      December 31, 2006 .........      47    11.35      18.10    1.40%     3.40%          617     1.34%     3.45%      0.08%
   Nova Fund
      December 31, 2010 .........     153     0.84       9.57    1.40%     3.40%        1,461    15.93%    20.00%      0.21%
      December 31, 2009 .........     194     0.70       8.09    1.40%     3.40%        1,554    31.03%    34.62%      0.94%
      December 31, 2008 .........     224     0.52       6.05    1.40%     3.40%        1,356   -56.03%   -53.98%      0.33%
      December 31, 2007 .........     244     1.13      13.60    1.40%     3.40%        3,293    -2.26%     0.89%      1.29%
      December 31, 2006 .........     362     1.12      13.81    1.40%     3.40%        4,887    15.29%    19.15%      1.16%
   Precious Metals Fund
      December 31, 2010 .........     200    16.56      23.40    1.40%     3.40%        4,357    33.44%    36.18%      0.00%
      December 31, 2009 .........     239    12.16      17.19    1.40%     3.40%        3,806    44.31%    47.17%      0.00%
      December 31, 2008 .........     265     8.27      11.68    1.40%     3.40%        2,898   -40.65%   -39.41%      0.00%
      December 31, 2007 .........     166    13.65      19.28    1.40%     3.40%        2,856    15.55%    17.92%      0.00%
      December 31, 2006 .........     208    11.58      16.35    1.40%     3.40%        2,863    17.34%    19.75%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Real Estate Fund
      December 31, 2010 .........      77   $11.12    $ 15.19    1.40%     3.40%   $      959    20.61%    23.16%      4.22%
      December 31, 2009 .........      24     9.22      12.34    1.40%     3.40%          253    21.12%    23.52%      6.48%
      December 31, 2008 .........      73     7.61       9.99    1.40%     3.40%          608   -43.63%   -42.45%      0.25%
      December 31, 2007 .........      31    13.50      17.36    1.40%     3.40%          470   -21.83%   -20.21%      1.29%
      December 31, 2006 .........      72    17.27      21.76    1.40%     3.40%        1,399    26.34%    28.91%      1.99%
   Retailing Fund
      December 31, 2010 .........       7    10.54      12.79    1.40%     3.40%           85    21.01%    23.36%      0.00%
      December 31, 2009 .........       9     8.71      10.37    1.40%     3.40%           96    39.36%    42.27%      0.00%
      December 31, 2008 .........       6     6.25       7.29    1.40%     3.40%           44   -35.17%   -33.85%      0.00%
      December 31, 2007 .........       6     9.64      11.02    1.40%     3.40%           69   -15.59%   -13.79%      0.00%
      December 31, 2006 .........      15    11.42      12.79    1.40%     3.40%          192     6.43%     8.57%      0.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2010 .........      63     1.88      18.79    1.40%     3.40%          722    33.20%    36.23%      0.00%
      December 31, 2009 .........      61     1.38      13.82    1.40%     3.40%          385    28.86%    31.43%      0.00%
      December 31, 2008 .........      86     1.05      10.52    1.40%     3.40%          591   -53.00%   -52.03%      0.08%
      December 31, 2007 .........     106     2.19      21.93    1.40%     3.40%        1,566    -9.88%    -7.98%      1.72%
      December 31, 2006 .........     102     2.38      23.85    1.40%     3.40%        1,085    16.86%    19.19%      0.21%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2010 .........      57     5.40       5.84    1.40%     3.25%          328    43.62%    46.37%      0.00%
      December 31, 2009 .........      16     3.76       3.99    1.40%     3.25%           66    31.47%    33.89%      0.01%
      December 31, 2008 .........      25     2.86       2.98    1.40%     3.25%           73   -67.31%   -66.67%      1.33%
      December 31, 2007 .........       3     8.75       8.94    1.40%     3.25%           29   -15.38%   -13.79%      0.00%
      December 31, 2006 .........      30    10.34      10.37    1.40%     3.25%          310     7.48%     7.80%      0.00%
      Inception November 1, 2006
   S&P 500 2X Strategy Fund
      December 31, 2010 .........     114     7.03      11.65    1.40%     3.40%          999    21.21%    23.69%      0.00%
      December 31, 2009 .........     246     5.80       9.42    1.40%     3.40%        1,791    41.46%    44.44%      0.70%
      December 31, 2008 .........     520     4.10       6.53    1.40%     3.40%        2,449   -69.06%   -68.41%      0.00%
      December 31, 2007 .........     215    13.25      20.67    1.40%     3.40%        3,478    -2.79%    -0.77%      1.61%
      December 31, 2006 .........      92    13.63      20.84    1.40%     3.40%        1,477    19.56%    22.01%      1.53%
   S&P 500 Pure Growth Fund
      December 31, 2010 .........      83    10.59      12.02    1.40%     3.40%          991    20.89%    23.33%      0.00%
      December 31, 2009 .........     105     8.76       9.75    1.40%     3.40%        1,018    42.21%    45.23%      0.00%
      December 31, 2008 .........     218     6.16       6.72    1.40%     3.40%        1,453   -41.83%   -40.64%      0.00%
      December 31, 2007 .........      92    10.59      11.32    1.40%     3.40%        1,026     1.44%     3.53%      0.00%
      December 31, 2006 .........     146    10.44      10.94    1.40%     3.40%        1,586     1.85%     3.89%      0.00%
   S&P 500 Pure Value Fund
      December 31, 2010 .........     190     9.80      11.13    1.40%     3.40%        2,111    16.25%    18.70%      1.46%
      December 31, 2009 .........      60     8.43       9.38    1.40%     3.40%          558    46.30%    49.13%      1.87%
      December 31, 2008 .........      79     5.76       6.29    1.40%     3.40%          494   -50.43%   -49.35%      1.17%
      December 31, 2007 .........      85    11.62      12.42    1.40%     3.40%        1,055    -8.50%    -6.63%      0.86%
      December 31, 2006 .........     242    12.70      13.31    1.40%     3.40%        3,209    13.70%    16.04%      1.64%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2010 .........      86    14.82      16.83    1.40%     3.40%        1,417    28.20%    30.77%      0.00%
      December 31, 2009 .........      81    11.56      12.87    1.40%     3.40%        1,034    51.51%    54.69%      0.00%
      December 31, 2008 .........      29     7.63       8.33    1.40%     3.40%          239   -38.27%   -36.99%      0.00%
      December 31, 2007 .........      53    12.36      13.22    1.40%     3.40%          696     4.75%     6.96%      0.00%
      December 31, 2006 .........      53    11.80      12.36    1.40%     3.40%          648    -0.25%     1.69%      0.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2010 .........      42    11.63      13.31    1.40%     3.40%          559    16.18%    18.49%      0.69%
      December 31, 2009 .........      79    10.01      11.24    1.40%     3.40%          879    50.07%    53.16%      1.50%
      December 31, 2008 .........      33     6.67       7.34    1.40%     3.40%          242   -45.55%   -44.39%      0.00%
      December 31, 2007 .........      30    12.25      13.20    1.40%     3.40%          400    -8.03%    -6.16%      0.58%
      December 31, 2006 .........     147    13.32      14.07    1.40%     3.40%        2,044    13.17%    15.47%      1.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2010 .........      30   $11.77    $ 13.37    1.40%     3.40%   $      396    21.22%    23.68%      0.00%
      December 31, 2009 .........     107     9.71      10.81    1.40%     3.40%        1,138    29.47%    32.19%      0.00%
      December 31, 2008 .........      24     7.50       8.18    1.40%     3.40%          194   -36.55%   -35.23%      0.00%
      December 31, 2007 .........      76    11.82      12.64    1.40%     3.40%          961    -3.43%    -1.48%      0.00%
      December 31, 2006 .........     129    12.24      12.83    1.40%     3.40%        1,653     4.17%     6.30%      0.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2010 .........      30    10.50      12.13    1.40%     3.40%          363    20.83%    23.40%      0.00%
      December 31, 2009 .........      33     8.69       9.83    1.40%     3.40%          326    56.86%    60.10%      0.87%
      December 31, 2008 .........     165     5.54       6.15    1.40%     3.40%          989   -45.36%   -44.24%      1.00%
      December 31, 2007 .........      44    10.14      11.03    1.40%     3.40%          484   -23.07%   -21.43%      0.18%
      December 31, 2006 .........      89    13.18      14.05    1.40%     3.40%        1,240    15.21%    17.57%      0.82%
   SGI All-Asset Aggressive Strategy Fund
      December 31, 2010 .........       4     9.56      10.33    1.40%     3.25%           43     8.76%    10.72%      0.93%
      December 31, 2009 .........       2     8.79       9.33    1.40%     3.25%           22    14.60%    16.77%      0.00%
      December 31, 2008 .........      --     7.67       7.99    1.40%     3.25%           --   -27.50%   -26.09%      0.00%
      December 31, 2007 .........      --    10.58      10.81    1.40%     3.25%           --     3.32%     5.26%      0.00%
      December 31, 2006 .........      --    10.24      10.27    1.40%     3.25%           --     3.33%     3.63%      0.00%
      Inception November 1, 2006
   SGI All-Asset Conservative Strategy Fund
      December 31, 2010 .........       2     9.48      10.24    1.40%     3.25%           23     3.95%     5.89%      6.05%
      December 31, 2009 .........      --     9.12       9.67    1.40%     3.25%            1     1.67%     3.64%      0.00%
      December 31, 2008 .........      11     8.97       9.33    1.40%     3.25%          106   -13.67%   -12.15%      4.03%
      December 31, 2007 .........      10    10.39      10.62    1.40%     3.25%          103     2.97%     4.94%      2.61%
      December 31, 2006 .........      11    10.09      10.12    1.40%     3.25%          110     1.10%     1.40%      1.90%
      Inception November 1, 2006
   SGI All-Asset Moderate Strategy Fund
      December 31, 2010 .........      20     9.51      10.27    1.40%     3.25%          201     4.39%     6.31%      2.09%
      December 31, 2009 .........      14     9.11       9.66    1.40%     3.25%          133     8.19%    10.27%      0.00%
      December 31, 2008 .........      11     8.42       8.76    1.40%     3.25%          100   -20.19%   -18.74%      2.08%
      December 31, 2007 .........       2    10.55      10.78    1.40%     3.25%           18     3.13%     5.07%      2.10%
      December 31, 2006 .........       2    10.23      10.26    1.40%     3.25%           16     2.81%     3.12%      4.32%
      Inception November 1, 2006
   SGI CLS AdvisorOne Amerigo Fund
      December 31, 2010 .........     128    10.95      12.26    1.40%     3.40%        1,551    11.28%    13.52%      0.09%
      December 31, 2009 .........     138     9.84      10.80    1.40%     3.40%        1,477    34.79%    37.40%      0.62%
      December 31, 2008 .........     135     7.30       7.86    1.40%     3.40%        1,051   -44.99%   -43.86%      0.31%
      December 31, 2007 .........     126    13.27      14.00    1.40%     3.40%        1,747     9.94%    12.18%      0.39%
      December 31, 2006 .........     120    12.07      12.48    1.40%     3.40%        1,495     8.54%    10.74%      0.13%
   SGI CLS AdvisorOne Clermont Fund
      December 31, 2010 .........      41     9.59      10.75    1.40%     3.40%          440     7.27%     9.47%      1.71%
      December 31, 2009 .........      48     8.94       9.82    1.40%     3.40%          476    18.41%    20.94%      1.83%
      December 31, 2008 .........      49     7.55       8.12    1.40%     3.40%          395   -32.41%   -31.07%      1.10%
      December 31, 2007 .........      44    11.17      11.78    1.40%     3.40%          514     2.67%     4.71%      2.06%
      December 31, 2006 .........      39    10.88      11.25    1.40%     3.40%          440     4.72%     6.84%      4.57%
   SGI Multi-Hedge Strategies Fund
      December 31, 2010 .........       2     7.65       8.44    1.40%     3.40%           15     2.68%     4.71%      0.00%
      December 31, 2009 .........       1     7.45       8.06    1.40%     3.40%           10    -6.52%    -4.62%      1.08%
      December 31, 2008 .........       2     7.97       8.45    1.40%     3.40%           13   -21.48%   -19.91%      0.50%
      December 31, 2007 .........       2    10.15      10.55    1.40%     3.40%           17     0.30%     2.43%      2.80%
      December 31, 2006 .........      10    10.12      10.30    1.40%     3.40%          104     1.20%     3.00%      4.07%
      Inception February 3, 2006
   SGI U.S. Long Short Momentum Fund
      December 31, 2010 .........      29     1.64      16.36    1.40%     3.40%          138     7.45%    10.07%      0.00%
      December 31, 2009 .........      32     1.49      14.92    1.40%     3.40%          181    23.04%    25.48%      0.10%
      December 31, 2008 .........      37     1.19      11.89    1.40%     3.40%          158   -42.73%   -41.38%      0.00%
      December 31, 2007 .........      40     2.03      20.34    1.40%     3.40%          469    18.62%    21.00%      0.00%
      December 31, 2006 .........      24     1.68      16.81    1.40%     3.40%          232     7.69%     9.87%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Strengthening Dollar 2X Strategy Fund
      December 31, 2010 .........       1   $ 5.88    $  6.52    1.40%     3.40%   $        8    -7.69%    -5.78%      0.00%
      December 31, 2009 .........      11     6.37       6.92    1.40%     3.40%           73   -18.65%   -17.03%      0.00%
      December 31, 2008 .........       2     7.83       8.34    1.40%     3.40%           18     2.08%     4.12%      0.00%
      December 31, 2007 .........       1     7.67       8.01    1.40%     3.40%            7   -13.92%   -12.17%      0.00%
      December 31, 2006 .........      --     8.91       9.12    1.40%     3.40%           --   -13.58%   -11.88%      0.00%
   Technology Fund
      December 31, 2010 .........      23     7.41      11.03    1.40%     3.40%          231     8.31%    10.60%      0.00%
      December 31, 2009 .........      20     6.70       9.99    1.40%     3.40%          177    50.25%    53.46%      0.00%
      December 31, 2008 .........      57     4.37       6.51    1.40%     3.40%          273   -47.20%   -46.15%      0.00%
      December 31, 2007 .........     218     8.12      12.09    1.40%     3.40%        2,044     6.65%     8.85%      0.00%
      December 31, 2006 .........     116     7.46      11.11    1.40%     3.40%          960     2.33%     4.48%      0.00%
   Telecommunications Fund
      December 31, 2010 .........      11     7.62      10.59    1.40%     3.40%          110    10.75%    12.90%      0.89%
      December 31, 2009 .........      27     6.75       9.38    1.40%     3.40%          242    24.37%    26.93%      3.99%
      December 31, 2008 .........      29     5.32       7.39    1.40%     3.40%          205   -47.17%   -46.10%      0.35%
      December 31, 2007 .........     122     9.87      13.71    1.40%     3.40%        1,510     5.55%     7.75%      0.35%
      December 31, 2006 .........      22     9.16      12.73    1.40%     3.40%          247    15.50%    17.87%      1.27%
   Transportation Fund
      December 31, 2010 .........      13    11.70      13.37    1.40%     3.40%          172    20.00%    22.46%      0.00%
      December 31, 2009 .........      10     9.75      10.92    1.40%     3.40%          110    13.50%    15.68%      0.71%
      December 31, 2008 .........       4     8.59       9.44    1.40%     3.40%           38   -27.82%   -26.25%      0.00%
      December 31, 2007 .........       4    11.90      12.80    1.40%     3.40%           55   -11.79%   -10.04%      0.00%
      December 31, 2006 .........      20    13.49      14.23    1.40%     3.40%          277     3.77%     5.93%      0.00%
   U.S. Government Money Market Fund
      December 31, 2010 .........   1,770     0.99      11.44    1.40%     6.19%       10,208    -3.37%     0.00%      0.01%
      December 31, 2009 .........   2,204     1.01      11.60    1.40%     4.14%       15,350    -3.26%     0.00%      0.05%
      December 31, 2008 .........   2,623     1.02      11.76    1.40%     3.40%       20,965    -2.26%     0.89%      1.06%
      December 31, 2007 .........   2,512     1.02      11.79    1.40%     3.40%       18,222     0.31%     3.70%      3.86%
      December 31, 2006 .........   3,476     1.00      11.51    1.40%     3.40%       28,322     0.41%     3.85%      3.70%
   Utilities Fund
      December 31, 2010 .........      89     8.14      13.70    1.40%     3.40%        1,075     3.27%     5.44%      4.61%
      December 31, 2009 .........      53     7.72      13.00    1.40%     3.40%          579    10.05%    12.21%      4.61%
      December 31, 2008 .........      71     6.88      11.59    1.40%     3.40%          718   -31.98%   -30.56%      0.29%
      December 31, 2007 .........     189     9.91      16.69    1.40%     3.40%        2,578     9.07%    11.35%      1.99%
      December 31, 2006 .........     173     8.90      14.99    1.40%     3.40%        2,111    16.94%    19.30%      2.71%
   Weakening Dollar 2X Strategy Fund
      December 31, 2010 .........       6     9.88      10.96    1.40%     3.40%           62    -8.77%    -6.96%      0.00%
      December 31, 2009 .........       9    10.83      11.78    1.40%     3.40%          108     3.04%     5.08%      0.03%
      December 31, 2008 .........      15    10.51      11.21    1.40%     3.40%          171   -15.17%   -13.44%      0.00%
      December 31, 2007 .........      39    12.39      12.95    1.40%     3.40%          506    14.09%    16.46%     32.55%
      December 31, 2006 .........       3    10.86      11.12    1.40%     3.40%           28    12.89%    15.11%      6.12%
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2010 .........     478     0.91      17.17    1.40%     3.40%          661    11.01%    15.17%      0.00%
      December 31, 2009 .........     595     0.80      15.20    1.40%     3.40%        1,023    53.98%    59.34%      0.00%
      December 31, 2008 .........     540     0.51       9.69    1.40%     3.40%          442   -38.51%   -36.36%      0.00%
      December 31, 2007 .........     599     0.81      15.48    1.40%     3.40%          892    11.29%    14.40%      0.00%
      December 31, 2006 .........     929     0.72      13.66    1.40%     3.40%        1,144    17.93%    22.55%      0.00%
   Global Technology Portfolio
      December 31, 2010 .........     342     0.71      15.38    1.40%     3.40%          506    11.26%    14.88%      0.00%
      December 31, 2009 .........     400     0.63      13.58    1.40%     3.40%          887    56.78%    61.54%      0.00%
      December 31, 2008 .........     363     0.39       8.51    1.40%     3.40%          483   -42.42%   -40.00%      0.00%
      December 31, 2007 .........     409     0.67      14.51    1.40%     3.40%          979    11.40%    14.68%      0.00%
      December 31, 2006 .........     537     0.59      12.79    1.40%     3.40%          528    13.82%    18.48%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===============================================================================================================================

                                            LOWEST    HIGHEST   LOWEST   HIGHEST      TOTAL     LOWEST    HIGHEST   INVESTMENT
                                    UNITS   -----------------   ----------------   NET ASSETS   -----------------     INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE        EXPENSE RATIO       (000s)       TOTAL RETURN        RATIO
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2010 .........     708   $ 1.76    $ 17.63    1.40%     3.40%   $    1,854    10.29%    12.51%      3.91%
      December 31, 2009 .........     775     1.57      15.67    1.40%     3.40%        1,912    40.39%    44.04%      0.00%
      December 31, 2008 .........     745     1.09      10.94    1.40%     3.40%        1,439   -45.53%   -44.41%      0.84%
      December 31, 2007 .........     779     1.97      19.68    1.40%     3.40%        3,076    -8.01%    -6.15%      2.18%
      December 31, 2006 .........     838     2.10      20.97    1.40%     3.40%        3,785    11.96%    14.15%      1.27%
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
      December 31, 2010 .........     622     2.83      29.60    0.85%     3.40%        2,728    22.57%    26.76%      0.91%
      December 31, 2009 .........     902     2.26      23.66    1.40%     3.40%          807   106.06%   113.86%      0.10%
      December 31, 2008 .........     773     1.07      11.26    1.40%     3.40%        1,560   -65.96%   -64.83%      0.00%
      December 31, 2007 .........     936     3.09      32.41    1.40%     3.40%        6,408    32.97%    37.61%      0.44%
      December 31, 2006 .........   1,104     2.28      23.89    1.40%    10.10%        6,381    34.82%    39.43%      0.58%
   Global Bond Fund
      December 31, 2010 .........     271     1.80      17.19    1.40%     7.42%          817     2.67%     6.00%      3.45%
      December 31, 2009 .........     294     1.72      16.42    1.40%     3.40%        4,875     2.38%     5.82%      3.92%
      December 31, 2008 .........     362     1.65      15.71    1.40%     3.40%        1,128     0.18%     3.85%      6.83%
      December 31, 2007 .........     356     1.61      15.38    1.26%     3.40%        1,206     6.00%     9.64%      6.17%
      December 31, 2006 .........     442     1.49      14.21    1.40%     9.60%        1,373     2.89%     6.41%      6.87%
   Global Hard Assets Fund
      December 31, 2010 .........     535     4.44      37.89    1.40%     4.31%        3,891    24.91%    29.44%      0.43%
      December 31, 2009 .........     614     3.49      29.73    1.40%     3.40%        4,077    52.23%    57.08%      0.23%
      December 31, 2008 .........     678     2.24      19.14    1.40%     3.40%        3,092   -47.92%   -46.07%      0.31%
      December 31, 2007 .........   1,078     4.23      36.03    1.40%     3.40%        8,669    40.45%    45.42%      0.09%
      December 31, 2006 .........     956     2.95      25.14    1.40%     3.40%        4,349    20.40%    24.39%      0.07%
   Multi-Manager Alternatives Fund
      December 31, 2010 .........      44     1.06      10.56    1.40%     3.40%          151     1.52%     3.92%      0.00%
      December 31, 2009 .........      41     1.02      10.22    1.40%     3.40%          204    10.02%    12.33%      0.15%
      December 31, 2008 .........      53     0.91       9.12    1.40%     3.40%          388   -16.03%   -14.15%      0.13%
      December 31, 2007 .........     152     1.06      10.66    1.40%     3.40%          722     0.60%     2.91%      0.67%
      December 31, 2006 .........     174     1.03      10.41    1.40%     3.40%          535     4.97%     7.29%      0.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2010 .........     204    14.01      17.02    0.88%     3.40%        3,208    31.06%    35.51%      0.00%
      December 31, 2009 .........     223    10.69      12.56    1.22%     3.40%        2,618    35.66%    40.34%      0.00%
      December 31, 2008 .........     215     7.88       8.95    0.93%     3.40%        1,830   -46.25%   -44.38%      0.00%
      December 31, 2007 .........     269    14.66      16.09    0.78%     3.40%        4,167    18.23%    22.36%      0.00%
      December 31, 2006 .........     279    12.40      13.15    0.96%     3.40%        3,580    10.81%    14.65%      0.00%
   Opportunity Fund
      December 31, 2010 .........     739     1.61      21.35    1.40%     4.32%        2,847    19.55%    23.85%      0.77%
      December 31, 2009 .........     816     1.30      17.50    1.40%     3.40%        2,445    42.82%    47.73%      0.00%
      December 31, 2008 .........     858     0.88      12.01    1.40%     3.40%        1,799   -42.11%   -40.14%      1.90%
      December 31, 2007 .........     960     1.47      20.34    0.91%     3.40%        3,448     3.04%     6.52%      0.60%
      December 31, 2006 .........   1,183     1.38      19.34    1.25%     3.40%        4,259     8.51%    12.20%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
(7) UNIT PROGRESSION
   The change in units  outstanding  for the year ended December 31, 2010 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS             UNITS           END
FUND DESCRIPTION                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
   Capital Appreciation ...................................             1,682,215.7        93,770.7       (240,035.0)   1,535,951.4
   LargeCap Growth ........................................             2,368,339.9        71,142.9       (400,650.1)   2,038,832.7
   MidCap Growth ..........................................             1,154,880.5        39,387.4       (219,839.2)     974,428.7
   SmallCap Growth ........................................             1,126,525.4        27,285.8       (198,796.8)     955,014.4
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ......................................               308,549.0        15,211.2       (135,787.9)     187,972.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................                36,418.1        10,750.1         (9,513.1)      37,655.1
   Income & Growth ........................................               658,530.1        48,343.1        (69,445.1)     637,428.1
   Inflation Protection ...................................                19,510.8        19,253.0         (9,506.6)      29,257.2
   International ..........................................               488,691.7        52,928.7        (81,811.5)     459,808.9
   Large Company Value ....................................                   787.0               -           (754.6)          32.4
   Ultra ..................................................                 1,583.1         5,194.2         (4,423.7)       2,353.6
   Value ..................................................             1,295,612.9        72,751.0       (218,271.1)   1,150,092.8
   Vista ..................................................                10,483.7         1,260.8         (1,278.0)      10,466.5
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................                11,222.4        11,569.3        (20,945.3)       1,846.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                 9,861.6         8,972.1         (6,905.2)      11,928.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................             1,006,069.6        33,134.8       (144,200.6)     895,003.8
DREYFUS STOCK INDEX FUND: .................................             5,723,576.3       282,785.6       (699,890.2)   5,306,471.7
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               700,162.0        53,891.3        (73,038.4)     681,014.9
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................               457,488.0        26,344.0       (171,963.2)     311,868.8
   High Income Bond II ....................................               490,839.0       101,407.0       (225,403.4)     366,842.6
   International Equity II ................................        a      249,052.4         1,701.9       (250,754.3)             -
   Kaufmann II ............................................                13,275.3         1,487.2         (2,550.8)      12,211.7
   Market Opportunity II ..................................        a        3,948.8               -         (3,948.8)             -
INVESCO VARIABLE INSURANCE FUNDS: .........................        b
   Basic Value ............................................               101,118.2        31,962.7        (18,407.6)     114,673.3
   Core Equity ............................................               194,203.1        14,809.4       (134,855.6)      74,156.9
   Financial Services .....................................               148,126.9        38,118.9        (74,758.4)     111,487.4
   Global Health Care .....................................               151,404.7         8,302.3        (17,714.8)     141,992.2
   Global Real Estate .....................................               266,632.2        12,722.2        (54,224.4)     225,130.0
   High Yield .............................................               332,289.9       267,419.0       (345,035.5)     254,673.4
   Mid Cap Core Equity ....................................                92,720.6         9,407.3        (23,408.0)      78,719.9
   Technology .............................................               123,303.2        14,152.7        (18,645.2)     118,810.7
JANUS ASPEN SERIES:
   Balanced ...............................................                41,115.9        19,141.7         (8,224.3)      52,033.3
   Enterprise .............................................             2,874,032.3        85,572.4       (379,967.0)   2,579,637.7
   Forty ..................................................                20,862.8         6,582.4         (8,849.4)      18,595.8
   Global Life Sciences ...................................        c        2,876.6               -         (2,876.6)             -
   Growth and Income ......................................        c    1,257,662.0           582.9     (1,258,244.9)             -
   Janus ..................................................             4,324,186.3       159,556.6       (603,985.2)   3,879,757.7
   Overseas ...............................................               586,621.9        93,331.1       (121,256.3)     558,696.7
   Perkins Mid Cap Value ..................................                 5,298.3         1,952.7         (1,811.7)       5,439.3
   Worldwide ..............................................             3,950,466.6       123,354.1       (459,117.8)   3,614,702.9
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ................................               200,991.6        71,153.7       (169,897.7)     102,247.6
   International Equity ...................................                19,304.8         8,256.2         (9,838.6)      17,722.4
   US Small-Mid Cap Equity ................................               682,073.2        28,784.7       (128,290.0)     582,567.9
   US Strategic Equity ....................................               102,016.1         7,176.7        (18,012.1)      91,180.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS             UNITS           END
FUND DESCRIPTION                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ........................                 9,107.5        31,295.1        (30,302.9)      10,099.7
   ClearBridge Equity Income Builder I ....................                 5,500.3         2,786.1           (378.3)       7,908.1
   ClearBridge Fundamental All Cap Value I ................        d       23,359.4         1,658.8         (5,546.6)      19,471.6
   ClearBridge Large Cap Growth I .........................                10,550.2         4,813.5         (8,195.6)       7,168.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................                20,579.9       275,039.2        (40,420.1)     255,199.0
   Western Asset Strategic Bond ...........................                20,484.2        37,059.3        (23,010.0)      34,533.5
LORD ABBETT SERIES FUND:
   Capital Structure ......................................        e      159,890.4        11,280.9        (23,015.4)     148,155.9
   Growth and Income ......................................             2,420,019.9        82,544.1       (363,506.7)   2,139,057.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................               239,139.7        77,303.1        (47,655.8)     268,787.0
   Partners ...............................................               847,199.2        96,216.8       (233,168.9)     710,247.1
   Regency ................................................                56,855.5        32,129.8        (17,301.4)      71,683.9
   Short Duration Bond ....................................               580,502.7       120,402.8       (176,249.1)     524,656.4
   Small-Cap Growth .......................................                 6,764.3        15,828.5         (1,564.4)      21,028.4
   Socially Responsive ....................................                17,020.6         3,898.8         (4,649.1)      16,270.3
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...........................................               965,608.7        22,055.5       (110,255.7)     877,408.5
   JNF Equity .............................................             2,182,911.3       117,847.7       (270,557.9)   2,030,201.1
   JNF Loomis Sayles Bond .................................        f        2,164.5               -         (2,164.5)             -
   JNF Money Market .......................................             1,261,663.8     1,611,600.1     (1,755,763.0)   1,117,500.9
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................                25,472.6        22,171.1        (22,334.0)      25,309.7
   CommodityRealReturn Strategy ...........................                20,101.6        37,530.6        (29,866.2)      27,766.0
   Emerging Markets Bond ..................................                 1,975.8        52,795.7        (46,593.4)       8,178.1
   Foreign Bond US Dollar-Hedged ..........................                 4,217.0        49,086.7        (48,584.3)       4,719.4
   Global Bond Unhedged ...................................                14,022.7        59,637.4        (59,589.7)      14,070.4
   High Yield .............................................                 6,272.0       243,047.5        (31,311.6)     218,007.9
   Long Term US Government ................................                 4,191.0        47,346.9        (20,977.9)      30,560.0
   Low Duration ...........................................               116,009.6         2,669.5        (66,737.7)      51,941.4
   Real Return ............................................             1,234,664.1       218,409.2       (315,501.3)   1,137,572.0
   Short-Term .............................................               138,426.0       167,040.3       (171,061.6)     134,404.7
   Total Return ...........................................             1,534,427.4       342,262.7       (453,385.2)   1,423,304.9
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ...........................................                 3,244.1        12,062.8         (3,230.3)      12,076.6
   Emerging Markets .......................................                40,410.7         4,502.7        (24,401.2)      20,512.2
   Equity Income ..........................................               406,840.0        25,212.5        (57,045.2)     375,007.3
   Fund ...................................................               157,468.7        14,163.6        (64,959.0)     106,673.3
   High Yield .............................................               121,203.8       144,609.1       (143,464.5)     122,348.4
   Mid Cap Value ..........................................                 8,051.8         7,364.0         (5,219.0)      10,196.8
   Money Market ...........................................                 5,814.7               -                -        5,814.7
   Strategic Income .......................................                15,417.1        24,012.0        (24,282.8)      15,146.3
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               197,453.5        57,149.7        (67,331.8)     187,271.4
   Small-Cap ..............................................               313,524.6       124,043.9       (139,161.2)     298,407.3
RYDEX VARIABLE TRUST:
   Banking ................................................               138,274.6       558,397.4       (678,200.7)      18,471.3
   Basic Materials ........................................                75,576.8       214,015.8       (239,457.1)      50,135.5
   Biotechnology ..........................................                62,741.9        77,867.5        (62,341.9)      78,267.5
   Commodities Strategy ...................................                30,536.1        65,659.0        (68,272.3)      27,922.8
   Consumer Products ......................................                22,174.0        86,877.1        (39,711.9)      69,339.2
   Dow 2X Strategy ........................................               138,721.1       310,834.6       (279,781.3)     169,774.4
   Electronics ............................................                27,772.2        85,672.1       (101,401.8)      12,042.5
   Energy .................................................               124,138.7       370,813.9       (367,773.3)     127,179.3
   Energy Services ........................................               142,570.2       175,700.5       (210,527.8)     107,742.9
   Europe 1.25X Strategy ..................................                42,610.1       216,253.6       (243,260.6)      15,603.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

===================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING         UNITS            UNITS           END
FUND DESCRIPTION                                              NOTES*      OF YEAR        PURCHASED        REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Financial Services .....................................                19,789.8       328,281.4       (326,871.5)      21,199.7
   Government Long Bond 1.2X Strategy .....................                86,630.7     1,443,812.6     (1,396,122.9)     134,320.4
   Health Care ............................................                48,448.0        48,106.5        (61,208.0)      35,346.5
   Internet ...............................................                19,156.8        77,536.8        (83,252.7)      13,440.9
   Inverse Dow 2X Strategy ................................               100,701.7     2,035,101.9     (2,009,941.5)     125,862.1
   Inverse Government Long Bond Strategy ..................               164,638.4     1,747,042.2     (1,828,951.7)      82,728.9
   Inverse Mid-Cap Strategy ...............................                 1,587.0        98,038.5        (98,036.9)       1,588.6
   Inverse NASDAQ-100(R) Strategy .........................                23,929.3     1,062,198.1     (1,042,062.3)      44,065.1
   Inverse Russell 2000(R) Strategy .......................                21,206.3     2,644,486.5     (2,643,064.6)      22,628.2
   Inverse S&P 500 Strategy ...............................               138,318.9     1,242,353.6     (1,293,296.8)      87,375.7
   Japan 2X Strategy ......................................                41,933.4       262,609.6       (282,005.2)      22,537.8
   Leisure ................................................                 6,417.0       113,150.1       (114,933.7)       4,633.4
   Mid Cap 1.5X Strategy ..................................                89,343.2       993,179.9       (990,945.3)      91,577.8
   Multi-Cap Core Equity ..................................        g          147.9               -           (147.9)             -
   NASDAQ-100(R) ..........................................               204,733.8       408,099.3       (453,279.2)     159,553.9
   NASDAQ-100(R) 2X Strategy ..............................               105,615.0       892,740.0       (886,082.2)     112,272.8
   Nova ...................................................               193,508.5       786,256.5       (826,998.8)     152,766.2
   Precious Metals ........................................               238,519.4       424,866.2       (462,955.3)     200,430.3
   Real Estate ............................................                23,973.9       282,237.8       (229,473.1)      76,738.6
   Retailing ..............................................                 9,418.6        29,384.8        (32,089.9)       6,713.5
   Russell 2000(R) 1.5X Strategy ..........................                60,710.7       648,905.1       (646,974.4)      62,641.4
   Russell 2000(R) 2X Strategy ............................                16,481.8       376,887.5       (336,788.9)      56,580.4
   S&P 500 2X Strategy ....................................               246,317.9       826,438.2       (958,315.6)     114,440.5
   S&P 500 Pure Growth ....................................               105,466.7       247,829.9       (270,146.2)      83,150.4
   S&P 500 Pure Value .....................................                59,975.7     2,346,333.5     (2,216,069.2)     190,240.0
   S&P MidCap 400 Pure Growth .............................                81,153.5       203,520.5       (199,168.8)      85,505.2
   S&P MidCap 400 Pure Value ..............................                78,971.9       164,424.7       (201,131.0)      42,265.6
   S&P SmallCap 600 Pure Growth ...........................               107,155.4       381,371.6       (458,761.1)      29,765.9
   S&P SmallCap 600 Pure Value                                             33,459.7       569,248.6       (572,376.4)      30,331.9
   SGI All-Asset Aggressive Strategy ......................        h        2,344.9         1,806.8             (3.2)       4,148.5
   SGI All-Asset Conservative Strategy ....................        h           72.0         2,369.6           (160.3)       2,281.3
   SGI All-Asset Moderate Strategy ........................        h       13,717.4         9,406.4         (3,546.3)      19,577.5
   SGI CLS AdvisorOne Amerigo .............................        h      138,032.9         6,780.0        (16,821.5)     127,991.4
   SGI CLS AdvisorOne Clermont ............................        h       48,431.5         1,686.5         (9,212.2)      40,905.8
   SGI Multi-Hedge Strategies .............................        h        1,307.7           577.6            (95.6)       1,789.7
   SGI U.S. Long Short Momentum ...........................        i       32,463.9         5,958.7         (9,689.1)      28,733.5
   Strengthening Dollar 2X Strategy .......................                10,522.8       337,819.4       (347,035.3)       1,306.9
   Technology .............................................                20,281.4        55,665.9        (52,850.5)      23,096.8
   Telecommunications .....................................                27,206.6       193,438.3       (209,652.9)      10,992.0
   Transportation .........................................                10,093.1        73,529.2        (70,697.4)      12,924.9
   U.S. Government Money Market ...........................             2,203,601.8     8,744,197.2     (9,177,321.8)   1,770,477.2
   Utilities ..............................................                52,767.6       172,866.6       (136,400.3)      89,233.9
   Weakening Dollar 2X Strategy ...........................                 9,317.7        57,463.2        (61,061.5)       5,719.4
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ...........................               594,921.4        26,419.3       (143,616.5)     477,724.2
   Global Technology ......................................               399,694.8        36,286.3        (94,298.3)     341,682.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               775,114.6        60,614.3       (128,187.0)     707,541.9
VAN ECK VIP TRUST: ........................................        j
   Emerging Markets .......................................               902,379.5       101,784.5       (381,741.0)     622,423.0
   Global Bond ............................................        h      293,541.8        23,450.3        (45,797.4)     271,194.7
   Global Hard Assets .....................................        k      613,727.3        45,546.1       (124,152.4)     535,121.0
   Multi-Manager Alternatives .............................        l       41,447.4        19,662.1        (16,664.0)      44,445.5
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................               222,899.3        53,218.0        (71,868.0)     204,249.3
   Opportunity ............................................               816,465.1        49,450.6       (127,055.9)     738,859.8
                                                                       -------------------------------------------------------------
                                                                       56,856,640.5    39,106,320.1    (46,395,985.5)  49,566,975.1
                                                                       =============================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

====================================================================================================================================

(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                        BEGINNING          UNITS           UNITS           END
FUND DESCRIPTION                                              NOTES*     OF YEAR         PURCHASED       REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:                                              a
   Capital Appreciation ...................................            1,858,280.3       129,164.9       (305,229.5)    1,682,215.7
   LargeCap Growth ........................................            2,587,790.4       150,981.9       (370,432.4)    2,368,339.9
   MidCap Growth ..........................................            1,329,764.3       120,763.3       (295,647.1)    1,154,880.5
   SmallCap Growth ........................................            1,325,061.9        41,288.5       (239,825.0)    1,126,525.4
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income ......................................              310,218.0       144,236.1       (145,905.1)      308,549.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................               31,035.5        16,271.9        (10,889.3)       36,418.1
   Income & Growth ........................................              715,239.4        46,445.8       (103,155.1)      658,530.1
   Inflation Protection ...................................               19,560.4        80,140.4        (80,190.0)       19,510.8
   International ..........................................              547,233.4        45,565.8       (104,107.5)      488,691.7
   Large Company Value ....................................                  791.7         8,096.0         (8,100.7)          787.0
   Ultra ..................................................                  244.8        86,514.2        (85,175.9)        1,583.1
   Value ..................................................            1,420,893.4        82,061.3       (207,341.8)    1,295,612.9
   Vista ..................................................               12,333.4         1,453.1         (3,302.8)       10,483.7
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................                1,275.4        24,171.7        (14,224.7)       11,222.4
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................                8,062.8         6,235.0         (4,436.2)        9,861.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................            1,155,297.2        59,882.8       (209,110.4)    1,006,069.6
DREYFUS STOCK INDEX FUND: .................................            6,335,916.1       444,929.2     (1,057,269.0)    5,723,576.3
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................              775,304.4        92,782.6       (167,925.0)      700,162.0
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................              352,561.9       211,852.0       (106,925.9)      457,488.0
   High Income Bond II ....................................              588,782.2       345,967.6       (443,910.8)      490,839.0
   International Equity II ................................              281,062.3        49,951.1        (81,961.0)      249,052.4
   Kaufmann II ............................................                8,271.7         7,952.1         (2,948.5)       13,275.3
   Market Opportunity II ..................................               38,158.6         1,272.4        (35,482.2)        3,948.8
INVESCO VARIABLE INSURANCE FUNDS:                                 ad
   Basic Value ............................................              103,584.0        28,029.8        (30,495.6)      101,118.2
   Core Equity ............................................              201,187.6       263,093.1       (270,077.6)      194,203.1
   Financial Services .....................................              107,498.6       188,992.2       (148,363.9)      148,126.9
   Global Health Care .....................................              227,376.6        99,772.7       (175,744.6)      151,404.7
   Global Real Estate .....................................              316,571.3        26,696.1        (76,635.2)      266,632.2
   High Yield .............................................              168,553.1       895,393.4       (731,656.6)      332,289.9
   Mid Cap Core Equity ....................................               92,142.8        78,481.1        (77,903.3)       92,720.6
   Technology .............................................              120,486.6        94,816.6        (92,000.0)      123,303.2
JANUS ASPEN SERIES:
   Balanced ...............................................               35,027.0        12,271.9         (6,183.0)       41,115.9
   Enterprise .............................................        b   3,112,483.5       134,712.5       (373,163.7)    2,874,032.3
   Forty ..................................................               22,981.7        16,227.1        (18,346.0)       20,862.8
   Global Life Sciences ...................................                6,021.0           982.4         (4,126.8)        2,876.6
   Growth and Income ......................................            1,321,213.2       146,409.4       (209,960.6)    1,257,662.0
   Janus ..................................................        c   4,611,288.7       239,246.3       (526,348.7)    4,324,186.3
   Janus - Service ........................................        c       4,491.2              --         (4,491.2)              -
   Overseas ...............................................        d     605,524.5       181,059.7       (199,962.3)      586,621.9
   Perkins Mid Cap Value ..................................                9,195.2         3,735.6         (7,632.5)        5,298.3
   Perkins Small Company Value ............................        e         390.8            63.0           (453.8)              -
   Worldwide ..............................................        f   4,201,854.1       233,316.6       (484,704.1)    3,950,466.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

====================================================================================================================================

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                        BEGINNING          UNITS           UNITS            END
FUND DESCRIPTION                                              NOTES*     OF YEAR         PURCHASED        REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ................................               63,858.0       248,396.1       (111,262.5)      200,991.6
   International Equity ...................................               24,436.5        50,210.6        (55,342.3)       19,304.8
   US Small-Mid Cap Equity ................................        g     722,567.4        77,876.2       (118,370.4)      682,073.2
   US Strategic Equity ....................................              115,148.6         8,034.7        (21,167.2)      102,016.1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I ........................        h       4,242.9        21,337.0        (16,472.4)        9,107.5
   ClearBridge Equity Income Builder I ....................        i       6,489.5           259.8         (1,249.0)        5,500.3
   ClearBridge Fundamental All Cap Value I                         j      32,708.3         3,137.3        (12,486.2)       23,359.4
   ClearBridge Large Cap Growth I .........................        k       6,527.0        89,701.4        (85,678.2)       10,550.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................        l      12,704.0       128,261.1       (120,385.2)       20,579.9
   Western Asset Strategic Bond                                    m      25,285.1        46,434.8        (51,235.7)       20,484.2
LORD ABBETT SERIES FUND:
   Capital Structure ......................................       ad     214,715.5        55,585.7       (110,410.8)      159,890.4
   Growth and Income ......................................            2,719,530.2       178,801.1       (478,311.4)    2,420,019.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................              284,249.9       105,753.0       (150,863.2)      239,139.7
   Partners ...............................................            1,006,685.9       113,238.9       (272,725.6)      847,199.2
   Regency ................................................               57,305.0        32,311.2        (32,760.7)       56,855.5
   Short Duration Bond ....................................              592,236.8       130,775.4       (142,509.5)      580,502.7
   Small-Cap Growth .......................................                4,730.2         7,851.6         (5,817.5)        6,764.3
   Socially Responsive ....................................               18,965.3         3,664.5         (5,609.2)       17,020.6
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ...........................................            1,141,675.3        41,334.5       (217,401.1)      965,608.7
   JNF Equity .............................................            2,402,922.7       102,169.4       (322,180.8)    2,182,911.3
   JNF Loomis Sayles Bond .................................                     --        87,774.0        (85,609.5)        2,164.5
   JNF Money Market .......................................            2,033,683.0     2,214,511.6     (2,986,530.8)    1,261,663.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................               35,267.6        45,158.3        (54,953.3)       25,472.6
   CommodityRealReturn Strategy ...........................               17,651.3        43,312.4        (40,862.1)       20,101.6
   Emerging Markets Bond ..................................               57,320.8       208,454.5       (263,799.5)        1,975.8
   Foreign Bond US Dollar-Hedged ..........................                1,977.5        51,955.1        (49,715.6)        4,217.0
   Global Bond Unhedged ...................................               14,820.1        87,389.0        (88,186.4)       14,022.7
   High Yield .............................................              176,455.8       237,060.2       (407,244.0)        6,272.0
   Long Term US Government ................................               68,997.7        95,718.9       (160,525.6)        4,191.0
   Low Duration ...........................................               11,072.0       177,932.6        (72,995.0)      116,009.6
   RealEstateRealReturn Strategy ..........................        n       3,992.0         2,675.2         (6,667.2)              -
   Real Return ............................................            1,432,858.2       366,186.7       (564,380.8)    1,234,664.1
   Short-Term .............................................              178,587.4       101,231.8       (141,393.2)      138,426.0
   StockPLUS(R) Total Return ..............................                   68.0              --            (68.0)              -
   Total Return                                                        1,316,357.9       999,991.2       (781,921.7)    1,534,427.4
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ...........................................                3,600.8           731.8         (1,088.5)        3,244.1
   Emerging Markets .......................................               24,181.1       165,259.2       (149,029.6)       40,410.7
   Equity Income ..........................................              481,645.3        98,941.4       (173,746.7)      406,840.0
   Fund ...................................................              257,491.0        82,305.7       (182,328.0)      157,468.7
   Global High Yield ......................................        o      10,587.0           964.1        (11,551.1)              -
   High Yield .............................................              341,913.2        78,808.2       (299,517.6)      121,203.8
   International Value ....................................        o      43,674.9         1,643.8        (45,318.7)              -
   Mid Cap Value ..........................................               10,311.8       112,732.7       (114,992.7)        8,051.8
   Money Market ...........................................                5,814.7              --                -         5,814.7
   Small Cap Value ........................................        o         441.2            20.8           (462.0)              -
   Strategic Income .......................................               93,551.2       127,956.2       (206,090.3)       15,417.1
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................              206,903.2        61,656.4        (71,106.1)      197,453.5
   Small-Cap ..............................................              425,275.8       113,975.8       (225,727.0)      313,524.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING         UNITS            UNITS          END
FUND DESCRIPTION                                              NOTES*      OF YEAR        PURCHASED        REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   Banking ................................................               133,460.4     3,205,380.6     (3,200,566.4)     138,274.6
   Basic Materials ........................................               126,186.3       725,717.0       (776,326.5)      75,576.8
   Biotechnology ..........................................               133,484.8       300,776.7       (371,519.6)      62,741.9
   Commodities Strategy ...................................                20,584.1        86,656.5        (76,704.5)      30,536.1
   Consumer Products ......................................                45,332.4       219,991.9       (243,150.3)      22,174.0
   Dow 2X Strategy ........................................               321,771.4       496,283.3       (679,333.6)     138,721.1
   Electronics ............................................                 7,156.8     1,268,838.8     (1,248,223.4)      27,772.2
   Energy .................................................               119,814.8       676,423.8       (672,099.9)     124,138.7
   Energy Services ........................................               108,121.5       580,005.4       (545,556.7)     142,570.2
   Europe 1.25X Strategy ..................................                69,230.5       824,826.2       (851,446.6)      42,610.1
   Financial Services .....................................               113,191.8     1,433,864.3     (1,527,266.3)      19,789.8
   Government Long Bond 1.2X Strategy .....................               275,122.8     1,188,909.2     (1,377,401.3)      86,630.7
   Health Care ............................................                66,589.0       325,449.7       (343,590.7)      48,448.0
   Internet ...............................................                 8,698.7       462,128.5       (451,670.4)      19,156.8
   Inverse Dow 2X Strategy ................................                71,856.1     1,715,773.7     (1,686,928.1)     100,701.7
   Inverse Government Long Bond Strategy ..................               245,183.9     4,197,663.5     (4,278,209.0)     164,638.4
   Inverse Mid-Cap Strategy ...............................                 1,593.2       319,529.8       (319,536.0)       1,587.0
   Inverse NASDAQ-100(R) Strategy .........................                20,110.4       987,619.8       (983,800.9)      23,929.3
   Inverse Russell 2000(R) Strategy .......................                 3,740.2       826,612.7       (809,146.6)      21,206.3
   Inverse S&P 500 Strategy ...............................                85,117.6     5,532,942.7     (5,479,741.4)     138,318.9
   Japan 2X Strategy ......................................        t       70,691.9     1,608,563.3     (1,637,321.8)      41,933.4
   Leisure ................................................                79,905.5       145,884.5       (219,373.0)       6,417.0
   Mid Cap 1.5X Strategy ..................................               192,570.7     2,017,517.9     (2,120,745.4)      89,343.2
   Multi-Cap Core Equity ..................................                   722.3         5,357.4         (5,931.8)         147.9
   NASDAQ-100(R) ..........................................               228,434.1     1,127,984.6     (1,151,684.9)     204,733.8
   NASDAQ-100(R) 2X Strategy ..............................               139,134.5     1,213,652.0     (1,247,171.5)     105,615.0
   Nova ...................................................               224,278.6     1,559,941.0     (1,590,711.1)     193,508.5
   Precious Metals ........................................               265,251.3     1,386,792.2     (1,413,524.1)     238,519.4
   Real Estate ............................................                72,572.2       813,794.7       (862,393.0)      23,973.9
   Retailing ..............................................                 6,043.8        30,566.0        (27,191.2)       9,418.6
   Russell 2000(R) 1.5X Strategy ..........................                85,828.2       816,151.9       (841,269.4)      60,710.7
   Russell 2000(R) 2X Strategy ............................                24,841.8       157,119.6       (165,479.6)      16,481.8
   S&P 500 2X Strategy ....................................               520,132.0     4,220,313.1     (4,494,127.2)     246,317.9
   S&P 500 Pure Growth ....................................        u      218,270.7       602,168.5       (714,972.5)     105,466.7
   S&P 500 Pure Value .....................................        v       79,069.4       777,829.6       (796,923.3)      59,975.7
   S&P MidCap 400 Pure Growth .............................        w       29,320.0       582,077.9       (530,244.4)      81,153.5
   S&P MidCap 400 Pure Value ..............................        x       33,129.8       737,998.2       (692,156.1)      78,971.9
   S&P SmallCap 600 Pure Growth ...........................        y       23,776.6       460,836.0       (377,457.2)     107,155.4
   S&P SmallCap 600 Pure Value ............................        z      165,470.6     1,520,862.2     (1,652,873.1)      33,459.7
   SGI All-Asset Aggressive Strategy ......................        p             --         2,344.9               --        2,344.9
   SGI All-Asset Conservative Strategy ....................        q       11,371.7            72.1        (11,371.8)          72.0
   SGI All-Asset Moderate Strategy ........................        r       11,410.7         2,465.2           (158.5)      13,717.4
   SGI CLS AdvisorOne Amerigo .............................       ae      134,841.1         9,615.9         (6,424.1)     138,032.9
   SGI CLS AdvisorOne Clermont ............................       af       48,591.9        55,515.9        (55,676.3)      48,431.5
   SGI Multi-Hedge Strategies .............................       aj        1,540.3            95.7           (328.3)       1,307.7
   SGI U.S. Long Short Momentum ...........................        s       37,127.0         2,680.0         (7,343.1)      32,463.9
   Strengthening Dollar 2X Strategy .......................                 2,177.5       316,939.1       (308,593.8)      10,522.8
   Technology .............................................                56,730.5       233,325.0       (269,774.1)      20,281.4
   Telecommunications .....................................                28,858.9       539,189.6       (540,841.9)      27,206.6
   Transportation .........................................                 4,127.7       135,219.9       (129,254.5)      10,093.1
   U.S. Government Money Market ...........................             2,622,706.0    14,768,567.6    (15,187,671.8)   2,203,601.8
   Utilities ..............................................                71,178.5       343,220.2       (361,631.1)      52,767.6
   Weakening Dollar 2X Strategy ...........................                15,326.9       166,960.0       (172,969.2)       9,317.7
SELIGMAN PORTFOLIOS, INC:
   Communications & Information ...........................               539,829.1       355,273.5       (300,181.2)     594,921.4
   Global Technology ......................................               363,013.6       251,478.4       (214,797.2)     399,694.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

====================================================================================================================================

                                                                           NUMBER                                          NUMBER
                                                                          OF UNITS                                        OF UNITS
                                                                         BEGINNING         UNITS           UNITS            END
FUND DESCRIPTION                                              NOTES*      OF YEAR        PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               745,390.6       146,285.7       (116,561.7)     775,114.6
VAN ECK VIP TRUST:                                                ag
   Emerging Markets .......................................               772,887.3     1,067,298.3       (937,806.1)     902,379.5
   Global Bond ............................................       ah      361,554.6       107,441.5       (175,454.3)     293,541.8
   Global Hard Assets .....................................       ai      677,603.5       144,211.5       (208,087.7)     613,727.3
   Multi-Manager Alternatives .............................                53,258.3       159,008.8       (170,819.7)      41,447.4
   Real Estate ............................................       aa      238,793.8        37,730.2       (276,524.0)             -
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................               215,246.9        61,169.7        (53,517.3)     222,899.3
   Opportunity ............................................               858,282.7        91,099.3       (132,916.9)     816,465.1
                                                                       -------------------------------------------------------------
                                                                       63,990,135.4    76,008,773.8    (83,142,268.7)  56,856,640.5
                                                                       =============================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2010

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES
      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change May 3, 2010.
e) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    For the period January 1, 2010 through April 23, 2010 (liquidation of fund).
h)    Rydex|SGI was formerly Rydex prior to its brand name change May 3, 2010.
i) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
j) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
k) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
l) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
      FOR THE PERIOD ENDING DECEMBER 31, 2009:
a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.
b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.
c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.
d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.
e)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)
f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.
g) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.
h) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.
i) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.
j) Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason ClearBridge Fundamental Value prior to its name change on May 3, 2010. Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.
k) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.
l) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.
m) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.
n)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)
o)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)
p) Rydex|SGI All-Asset Aggressive Strategy was formerly Rydex All-Asset Aggressive Strategy prior to its name change May 3, 2010. Rydex All-Asset Aggressive Strategy was formerly Rydex Essential Portfolio Aggressive prior to its name change July 1, 2009.
q) Rydex|SGI All-Asset Conservative Strategy was formerly Rydex All-Asset Conservative Strategy prior to its name change May 3, 2010. Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.
r) Rydex|SGI All-Asset Moderate Strategy was formerly Rydex All-Asset Moderate Strategy prior to its name change May 3, 2010. Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.
s) Rydex|SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010. Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.
t) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.
u) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.
v) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.
w) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.
x) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.
y) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.
z) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.
aa) Van Eck VIP Multi-Manager Alternatives was formerly Van Eck Worldwide Multi-Manager Alternatives prior to its name change effective May 3, 2010. Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.
ab)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).
ac) Invesco Variable Insurance Funds were formerly AIM Variable Insurance Funds prior to its name change May 3, 2010.
ad) Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
ae) Rydex|SGI CLS AdvisorOne Amerigo was formerly Rydex CLS AdvisorOne Amerigo prior to its name change May 3, 2010.
af) Rydex|SGI CLS AdvisorOne Clermont was formerly Rydex CLS AdvisorOne Clermont prior to its name change May 3, 2010.
ag) Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
ah) Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
ai) Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
aj) Rydex/SGI Multi-Hedge Strategies was formerly Rydex Multi-Hedge Strategies prior to its name change May 3, 2010. Rydex Multi-Hedge Strategies was formerly Rydex Absolute Return Strategies prior to its name change effective May 1, 2009.

(9) SUBSEQUENT EVENTS

      Account E's management has performed subsequent events procedures through March 31, 2011, which is the date the financial statements were available to be issued and there were no subsequent events requiring adjustment to the financial statements or disclosures as stated herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2010, the related statements of operations and changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for each of the five years for the period ended December 31, 2010. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2010, the results of its operations, changes in its net assets for the years ended December 31, 2010 and 2009, and financial highlights for each of the five years for the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
March 31, 2011

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                            SPONSOR
                            Jefferson National Life Insurance Company
                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            BDO USA, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2010 and 2009, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2010 and for each of the two years then ended December 31, 2010.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)   (a)           Resolution of Board of Directors of the Company        (10)
                    authorizing the establishment of the Separate Account.

      (b)           Resolution Changing the Name of the Separate Account   (1)

(2)                 Not Applicable.

(3)   (a)    (i)    Form of Principal Underwriter's Agreement of the       (1)
                    Company on behalf of the Separate Account and Inviva
                    Securities Corporation.

             (ii)   Form of Amendment to the Principal Underwriter's       (1)
                    Agreement

      (b)           Form of Selling Agreement                              (1)

(4)   (a)           Form of Individual Contract - Achievement. (CVIC-4047) (1)

      (b)           Form of Individual Contract - Educator. (CVIC-4048)    (1)

      (c)           Form of Group Contract. (CVIC-4048)                    (2)

      (d)           Form of Waiver of Contingent Deferred Sales Charges    (1)
                    for Unemployment Rider. (CVIC-4023)

      (e)           Form of Waiver of Contingent Deferred Sales Charges    (1)
                    for Nursing Care Confinement Rider. (CVIC-4020)

      (f)           Form of Waiver of Contingent Deferred Sales Charges    (1)
                    for Terminal Illness Rider. (CVIC-4021)

(5)                 Form of Application for Individual Annuity Contract.   (1)
                    (JNL-6000)

(6)   (a)           Amended and Restated Articles of Incorporation of      (1)
                    Conseco Variable Insurance Company.

      (b)           Amended and Restated By-Laws of the Company.           (1)

(7)                 Not Applicable.

(8)   (a)           Form of Participation Agreement dated October 23,      (1)
                    2002 with Conseco Series Trust and Conseco Equity
                    Sales, Inc. and amendments thereto dated
                    September 10, 2003 and February 1, 2001.

             (i)    Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

      (b)    (i)    Form of Participation Agreement by and among A I M     (3)
                    Distributors, Inc., Jefferson National Life Insurance
                    Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                    May 1, 2003.

             (ii)   Form of Amendment dated April 6, 2004 to the           (1)
                    Participation Agreement by and among A I M
                    Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                    May  1, 2003.

             (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement by and among A I M
                    Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                    May 1, 2003.

             (iv)   Form of Amendment dated May 1, 2008 to the             (15)
                    Participation Agreement by and among A I M
                    Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
                    Corporation dated May 1, 2003.

             (v)    Form of amendment dated August 10, 2010 to the form    (18)
                    of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

             (vi)   Form of amendment dated September 13, 2010 to the      (18)
                    form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

      (c)    (i)    Form of Participation Agreement among the Alger        (4)
                    American Fund, Great American Reserve Insurance
                    Company and Fred Alger and Company, Inc. dated
                    March 31, 1995.

             (ii)   Form of Amendment dated November 5, 1999 to the        (5)
                    Participation Agreement among the Alger American
                    Fund, Great American Reserve Insurance Company and
                    Fred Alger and Company, Inc. dated March 31, 1995.

             (iii)  Form of Amendment dated January 31, 2001 to the        (5)
                    Participation Agreement among the Alger American
                    Fund, Great American Reserve Insurance Company and
                    Fred Alger and Company, Inc. dated March 31, 1995.

             (iv)   Form of Amendments August 4, 2003 and March 22, 2004   (1)
                    to the Participation Agreement among the Alger
                    American Fund, Great American Reserve Insurance
                    Company and Fred Alger and Company, Inc. dated
                    March 31, 1995.

             (v)    Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement among the Alger American
                    Fund, Jefferson National Life Insurance Company and
                    Fred Alger and Company, Inc. dated March 31, 1995.

             (vi)   Form of Amendment dated May 1, 2008 to the             (15)
                    Participation Agreement among The Alger American
                    Fund, Jefferson National Life Insurance Company and
                    Fred Alger and Company, Inc. dated March 31, 1995.

      (d)    (i)    Form of Participation Agreement between Great          (4)
                    American Reserve Insurance Company and American
                    Century Investment Services as of 1997.

             (ii)   Form of Amendment dated November 15, 1997 to the       (5)
                    Participation Agreement between Great American
                    Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (iii)  Form of Amendment dated December 31, 1997 to the       (5)
                    Participation Agreement between Great American
                    Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (iv)   Form of Amendment dated January 13, 2000 to the        (5)
                    Participation Agreement between Great American
                    Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (v)    Form of Amendment dated February 9, 2001 to the        (5)
                    Participation Agreement between Great American
                    Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (vi)   Form of Amendments dated July 31, 2003 and March 25,   (1)
                    2004 to the Participation Agreement between Great
                    American Reserve Insurance Company and American
                    Century Investment Services as of 1997.

             (vii)  Form of Amendments dated May 1, 2005 to the            (11)
                    Participation Agreement between Jefferson National
                    Life Insurance Company and American Century
                    Investment Services as of 1997.

             (viii) Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement between Jefferson National
                    Life Insurance Company and American Century
                    Investment Services as of 1997.

             (ix)   Form of Amendment dated May 1, 2007 to the             (14)
                    Participation Agreement between Jefferson National
                    Life Insurance Company and American Century
                    Investment Services.

             (x)    Form of Amendment October 26, 2010 to the              (18)
                    Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services

      (e)    (i)    Form of Participation Agreement dated May 1, 1995 by   (5)
                    and among Conseco Variable Insurance Company, Dreyfus
                    Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and
                    Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

             (ii)   Form of Amendment dated March 21, 2002 to the          (5)
                    Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                    Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and
                    Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

             (iii)  Form of Amendment dated May 1, 2003 to the             (1)
                    Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                    Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and
                    Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

             (iv)   Form of Amendment dated 2004 to the Participation      (1)
                    Agreement dated May 1, 1995 by and among Conseco
                    Variable Insurance Company, Dreyfus Variable
                    Investment Fund, The Dreyfus Socially Responsible
                    Growth Fund, Inc., Dreyfus Life and Annuity Index
                    Fund, Inc. and Dreyfus Investment Portfolios.

             (v)    Form of Amendment dated May 1, 2005 to the              (11)
                    Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company,
                    Dreyfus Variable Investment Fund, The Dreyfus
                    Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

      (f)    (i)    Form of Participation Agreement dated March 6, 1995    (4)
                    by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities
                    Corp.

             (ii)   Form of Amendment dated 1999 to the Participation      (5)
                    Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                    Series and Federated Securities Corp.

             (iii)  Form of Amendment dated January 31, 2001 to the        (5)
                    Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

             (iv)   Form of Amendment dated 2004 to the Participation      (1)
                    Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                    Series and Federated Securities Corp.

             (v)    Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company,
                    Federated Insurance Series and Federated Securities
                    Corp.

      (g)    (i)    Form of Participation Agreement by and among First     (6)
                    American Insurance Portfolios, Inc., First American
                    Asset Management and Conseco Variable Insurance
                    Company dated 2001.

             (ii)   Form of Amendment dated April 25, 2001 to the          (5)
                    Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

             (iii)  Form of Amendment dated May 1, 2003 to the             (1)
                    Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

      (h)    (i)    Form of Participation Agreement among Janus Aspen      (1)
                    Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July
                    2003 thereto.

             (ii)   Form of Amendment date May 1, 2005 to the               (11)
                    Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated
                    May 1, 2003.

             (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement among Janus Aspen Series,
                    Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

             (iv)   Form of Amendment dated May 1, 2008 to the             (15)
                    Participation Agreement among Janus Aspen Series,
                    Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)

      (i)    (i)    Form of Participation Agreement among Lazard           (1)
                    Retirement Series, Inc., Lazard Asset Management,
                    LLC, Inviva Securities Corporation and Jefferson
                    National Life Insurance Company dated May 1, 2003.

             (ii)   Form of Amendment dated March 21, 2004 to the          (1)
                    Participation Agreement among Lazard Retirement
                    Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

      (j)    (i)    Form of Participation Agreement dated April 10, 1997   (4)
                    by and among Lord, Abbett & Co. and Great American
                    Reserve Insurance Company.

             (ii)   Form of Amendment dated December 1, 2001 to the        (7)
                    Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

             (iii)  Form of Amendment dated May 1, 2003 to the             (1)
                    Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

             (iv)   Form of Participation Agreement dated February 13,     (16)
                    2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord
                    Abbett Distributor LLC.

      (k)    (i)    Form of Participation Agreement dated April 30, 1997   (5)
                    by and among Neuberger&Berman Advisers Management
                    Trust, Advisers Managers Trust, Neuberger&Berman
                    Management Incorporated and Great American Reserve
                    Insurance Company.

             (ii)   Form of Amendment dated May 1, 2000 to the             (5)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.

             (iii)  Form of Amendment dated January 31, 2001 to the        (5)
                    Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                    Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

             (iv)   Form of Amendment dated May 1, 2004 to the             (8)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated April 4, 2004 to the           (1)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (vi)   Form of Amendment dated May 1, 2005 to the             (11)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (vii)  Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (viii) Form of Amendment dated May 1, 2007 to the             (14)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (ix)   Form of Amendment dated May 1, 2009 to the             (16)
                    Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

      (l)    (i)    Form of Participation Agreement dated May 1, 2003 by   (1)
                    and among PIMCO Variable Insurance Trust, PIMCO
                    Advisors Distributors LLC and Jefferson National Life
                    Insurance Company and amended dated April 13, 2004 thereto.

             (ii)   Form of Amendment dated May 1, 2005 to the             (11)
                    Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                    Insurance Company.

             (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                    Insurance Company.

             (iv)   Form of Amendment dated May 1, 2008 to the             (15)
                    Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated May 1, 2009 to the             (16)
                    Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

             (vi)   Form of amendment dated October 1, 2010 to the         (18)
                    Participation Agreement dated May 1, 2003 among
                    Jefferson National Life Insurance Company, PIMCO
                    Variable Insurance Trust, and Allianz Global
                    Investors Distributors

      (m)    (i)    Form of Participation Agreement dated May 1, 2003      (1)
                    among Pioneer Variable Contract Trust, Jefferson
                    National Life Insurance Company, Pioneer Investment
                    Management, Inc. and Pioneer Funds Distributor, Inc.

             (ii)   Form of Amendment to the Participation Agreement       (11)
                    dated May 1, 2003 among Pioneer Variable Contract
                    Trust, Jefferson National Life Insurance Company,
                    Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

             (iii)  Form of amendment to Participation Agreement dated     (13)
                    May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

             (iv)   Form of amendment to Participation Agreement dated     (15)
                    May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

             (v)    Form of amendment to Participation Agreement dated     (16)
                    May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

      (n)           Form of Participation Agreement dated May 1, 2003 by   (1)
                    and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
                    Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

             (i)    Form of amendment to Participation Agreement dated     (13)
                    May 1, 2006 among Royce Capital Fund, Royce &
                    Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

             (ii)   Form of amendment to Participation Agreement dated     (15)
                    May 1, 2008 among Royce Capital Fund, Royce &
                    Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

      (o)    (i)    Form of Participation Agreement dated March 24, 2000   (9)
                    by and among Conseco Variable Insurance Company,
                    RYDEX Variable Trust and PADCO Financial Services,
                    Inc.

             (ii) Form of Amendment dated April 13, 2004 to the Form of (1) Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                    Variable Trust and PADCO Financial Services, Inc.

             (iii)  Form of Amendment dated May 1, 2005 to the Form of     (11)
                    Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX
                    Variable Trust and PADCO Financial Services, Inc.

             (iv)   Form of Amendment dated May 1, 2006 to the Form of     (13)
                    Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and PADCO Financial Services,
                    Inc.

             (v) Form of Amendment dated March 31, 2008 to the Form of (15) Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and Rydex Distributors, Inc.

             (vi)   Form of Amendment dated May 1, 2010 to the Form of     (17)
                    Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and Rydex Distributors, Inc.

             (vii) Form of amendment dated November 18, 2010 to the Form (18) of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    Rydex Variable Trust, and Rydex Distributors.

      (p)    (i)    Form of Participation Agreement dated April 2004       (1)
                    between Jefferson National Life Insurance Company and
                    Citigroup Global Markets Inc.

             (ii)   Form of Amendment dated May 1, 2005 to the Form of     (11)
                    Participation Agreement dated April 2004 between
                    Jefferson National Life Insurance Company and
                    Citigroup Global Markets Inc.

             (iii)  Form of Amendment dated April 28, 2007 to Form of      (14)
                    Participation Agreement dated April 2004 between
                    Jefferson National Life Insurance Company and
                    Citigroup Global Markets Inc. (Legg Mason)

      (q)    (i)    Form of Participation Agreement dated May 1, 2000 by   (6)
                    and among Seligman Portfolios, Inc., Seligman
                    Advisors, Inc. and Conseco Variable Insurance Company.

             (ii)   Form of Amendment dated January 31, 2001 to the        (5)
                    Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                    Inc. and Conseco Variable Insurance Company.

             (iii)  Form of Amendment dated August 5, 2003 to the          (1)
                    Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                    Inc. and Conseco Variable Insurance Company.

             (iv)   Form of Amendment dated 2004 to the Participation      (1)
                    Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

             (v)    Form of Amendment dated May 1, 2006 to the             (13)
                    Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                    Inc. and Jefferson National Life Insurance Company.

             (vi)   Form of Amendment dated March 31, 2008 to the          (15)
                    Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                    Inc. and Jefferson National Life Insurance Company.

      (r)    (i)    Form of Participation Agreement dated April 30, 1997   (5)
                    by and among Great American Reserve Insurance
                    Company, Strong Variable Insurance Funds, Inc.,
                    Strong Special Fund II, Inc, Strong Capital
                    Management, Inc. and Strong Funds Distributors, Inc.

             (ii)   Form of Amendment dated December 11, 1997 to           (5)
                    Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,
                    Strong Variable Insurance Funds, Inc., Strong
                    Opportunity Funds II, Inc., Strong Capital
                    Management, Inc. and Strong Funds Distributors, Inc.

             (iii)  Form of Amendment dated December 14. 1999 to           (5)
                    Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                    Variable Insurance Funds, Inc., Strong Opportunity
                    Fund II, Inc., Strong Capital Management, Inc. and
                    Strong Investments, Inc.

             (iv)   Form of Amendment dated March 1, 2001 to               (5)
                    Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                    Variable Insurance Funds, Inc., Strong Opportunity
                    Fund II, Inc., Strong Capital Management, Inc. and
                    Strong Investments, Inc.

             (v) Form of Amendments dated December 2, 2003 and April5, (1) 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                    Strong Variable Insurance Funds, Inc., Strong
                    Opportunity Fund II, Inc., Strong Capital Management,
                    Inc. and Strong Investments, Inc.

      (s)    (i)    Form of Participation Agreement dated May 1, 2003      (8)
                    with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

             (ii)   Form of Amendment dated April 6, 2004 to the           (1)
                    Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson
                    National Life Insurance Company.

      (t)    (i)    Form of Participation Agreement dated February 29,     (5)
                    2000 by and among Conseco Variable Insurance Company,
                    Van Eck Worldwide Insurance Trust and Van Eck
                    Associates Corporation.

             (ii)   Form of Amendment dated January 31, 2001 to            (5)
                    Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

             (iii)  Form of Amendment dated January 31, 2001 to            (5)
                    Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

             (iv)   Form of Amendment dated May 1, 2003 to Participation   (8)
                    Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                    Corporation and Jefferson National Life Insurance
                    Company.

             (v)    Form of Amendment dated May 1, 2010 to Participation   (17)
                    Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                    Corporation and Jefferson National Life Insurance
                    Company.

      (u)    (i)    Form of Participation Agreement between Jefferson      (1)
                    National Life Insurance Company, Bisys Fund Services
                    LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

             (ii)   Form of Amendment dated 2004 to the Participation      (1)
                    Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

      (v)    (i)    Form of Participation Agreement between Jefferson      (11)
                    National Life Insurance Company, Wells Fargo Funds
                    Distributor, LLC and Wells Fargo Variable Trust date
                    April 8, 2005.

             (ii)   Form of Amendment dated May 1, 2006 to Participation   (13)
                    Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells
                    Fargo Variable Trust dated April 8, 2005.

             (iii)  Form of Amendment dated May 1, 2008 to Participation   (15)
                    Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation,
                    Wells Fargo Funds Distributor, LLC and Wells Fargo
                    Variable Trust dated April 8, 2005.

      (w)    (i)    Form of Participation Agreement between Jefferson      (11)
                    National Life Insurance Company, Rafferty Asset
                    Management, LLC and Potomac Insurance Trust dated
                    May 1, 2005.

             (ii)   Form of Amendment dated May 1, 2006 to Participation   (13)
                    Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

             (iii)  Form of Amendment dated May 1, 2008 to Participation   (15)
                    Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

      (x)    (i)    Form of Participation Agreement between Jefferson      (13)
                    National Life Insurance Company, Alliance Capital
                    Management L.P. and AllianceBernstein Investment
                    Research and Management, Inc. dated May 1, 2006.

             (ii)   Form of Amendment dated March 1, 2008 to Form of       (15)
                    Participation Agreement between Jefferson National
                    Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

      (y)    (i)    Form of Participation Agreement between Northern       (14)
                    Lights Variable Trust and Jefferson National Life
                    Insurance Company dated May 1, 2007

             (ii)   Form of Amended Participation Agreement between        (15)
                    Northern Lights Variable Trust and Jefferson National
                    Life Insurance Company dated March 18, 2008.

      (z)    (i)    Form of Participation Agreement among Jefferson        (17)
                    National Life Insurance Company, Federated Insurance
                    Series and Federated Securities Corp. dated March,
                    2010.

(9)                 Opinion and Consent of Counsel.                        (18)

(10)                Consent of Independent Registered Public Accounting    (18)
                    Firm.

(11)                Financial Statements omitted from Item 23 above.       N/A

(12)                Initial Capitalization Agreement.                      N/A

(13)  (a)    (i)    Powers of Attorney                                     (1)

             (ii)   Powers of Attorney - Laurence Greenberg                (12)

             (iii)  Powers of Attorney - Robert Jefferson                  (13)

             (iv)   Powers of Attorney - for Joseph F. Vap                 (16)

             (v)    Powers of Attorney - Mitchell H. Caplan                (17)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity
Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity
Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)        Incorporated herein by reference to Post-Effective Amendment
Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18)     Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                             Director, Chairman of the Board
Tracey Hecht Smilow                        Director
Mitchell H. Caplan                         Director, Chief Executive Officer
Laurence P. Greenberg                      Director, President
Craig A. Hawley (1)                        General Counsel and Secretary
Arlen Gelbard                              Chief Administrative Officer
David Lau (1)                              Chief Operating Officer
Jeff Fritsche                              Tax Director
Michael Girouard                           Chief Investment Officer
Joseph Vap (1)                             Chief Financial Officer and Treasurer
Dean C. Kehler (2)                         Director
Robert Jefferson (3)                       Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                    ----------------------------
                                                        Organizational Chart
                                                    (including Inviva Ownership)
                                                    ----------------------------

-----------   -----------------   -------------------
Inviva, LLC      Inviva, Inc.     Series A, A-2, B, C
 71.6% (1)    Former Employees,    and D Convertible
                  incl ESOP         Preferred Stock
                  28.4% (2)          (3, 4, 5 & 6)
-----------   -----------------   -------------------
    |                 |                    |
    |                 |                    |
    |                 |                    |
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                     Inviva, Inc.                       JNFC ESOP   D. Smilow &   Trimaran Inviva   M. Caplan &   S. Naro   Others
                      39.58% (7)                          10.53%    Affiliates       TRPS, LLC       Affiliates    4.40%     9.69%
                                                                    15.70% (8)       15.42%(9)       4.68% (10)
-----------------------------------------------------   ---------   -----------   ---------------   -----------   -------   ------
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
                          |                                 |            |               |               |           |         |
----------------------------------------------------------------------------------------------------------------------------------
                                         Jefferson National Financial Corp. ("JNFC") (DE)
----------------------------------------------------------------------------------------------------------------------------------
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
        |                    |                   |                  |                    |                      |
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
Jefferson National   Jefferson National      JNF Asset      JNF Advisors, Inc.    148 Advisors, LLC        JNF Insurance
  Life Insurance         Securities       Management, LLC      (Registered          (Registered        Services, Inc. (Third
     Company            Corporation            (DE)         Investment Adviser   Investment Adviser)           Party
 (Insurance Co.)      (Broker/Dealer)                         for JNF Funds)            (DE)               Administrator)
      (TX)                 (DE)                                    (DE)                                        (DE)
------------------   ------------------   ---------------   ------------------   -------------------   ---------------------
        |
        |
        |
------------------
435 Management LLC
      (DE)
------------------

------------------------------
Footnotes - see following page
------------------------------

                                                    ----------------------------
                                                        Organizational Chart
                                                    ----------------------------

Footnotes

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. As a result, Smilow & Hecht have more than 70% voting control of Inviva, Inc.

(2) No person individually, directly or beneficially, owns more than 5% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) Inviva, Inc. owns JNFC shares directly (9.89%) and indirectly (29.69%) through its wholly-owned subsidiary JNF Holding Company, Inc. Voting is controlled by JNFC Chairman, David Smilow (see Footnote 1 above). Economics are controlled by certain shareholders of preferred stock, principally JNFC shareholder Trimaran.

(8) Controlled by JNFC Chairman, David Smilow. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

(9)   Controlled by JNFC Board member, Dean Kehler.

(10) Controlled by JNFC CEO, Mitch Caplan. The Series A Convertible Preferred shares are non-voting, except for the right to elect one board member.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 9, 2011, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 9,020 of which 8,662 were qualified contracts and 358 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                              POSITIONS AND OFFICES

Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Jon Hurd**                              Financial & Operations Principal


* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972


  (c)  JNSC retains no compensation or commissions from the registrant.

                            NET        COMPENSATION
                        UNDERWRITING  ON REDEMPTION
   NAME OF PRINCIPAL   DISCOUNTS AND        OR         BROKERAGE
      UNDERWRITER       COMMISSIONS   ANNUITIZATION   COMMISSIONS  COMPENSATION

Jefferson National         None           None           None         None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 22 and 22 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 29th day of April, 2011.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                         TITLE                           DATE
/s/ David A. Smilow*          Chairman of the Board                    4/29/2011
Name: David Smilow

/s/ Tracey Hecht Smilow*      Director                                 4/29/2011
Name:  Tracey Hecht Smilow

/s/Mitchell H. Caplan*        Director, Chief Executive Officer        4/29/2011
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*    Director, President                      4/29/2011
Name: Laurence Greenberg

/s/ Joseph F.  Vap*           Chief Financial Officer and Treasurer    4/29/2011
Name: Joseph F. Vap

/s/ Dean C. Kehler*           Director                                 4/29/2011
Name: Dean C. Kehler

/s/ Robert Jefferson*         Director                                 4/29/2011
Name: Robert Jefferson

/s/ Craig A. Hawley*                                                   4/29/2011
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(8)     (b)   (v)    Form of amendment dated August 10, 2010 to the form of
                     Participation Agreement dated May 1, 2003 by and among AIM
                     Variable Insurance Funds, INVESCO/AIM Distributors, and
                     Jefferson National Life

(8)     (b)   (vi)   Form of amendment dated September 13, 2010 to the form of
                     Participation Agreement dated May 1, 2003 by and among AIM
                     Variable Insurance Funds, INVESCO/AIM Distributors, and
                     Jefferson National Life

(8)     (d)   (x)    Form of Amendment October 26, 2010 to the Participation
                     Agreement as of 1997 between Jefferson National Life
                     Insurance Company and American Century Investment Services

(8)     (l)   (vi)   Form of amendment dated October 1, 2010 to the
                     Participation Agreement dated May 1, 2003 among Jefferson
                     National Life Insurance Company, PIMCO Variable Insurance
                     Trust, and Allianz Global Investors Distributors

(8)     (o)   (vii)  Form of amendment dated November 18, 2010 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, Rydex Variable
                     Trust, and Rydex Distributors.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.